UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195

SA FUNDS – INVESTMENT TRUST

(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000, San Jose, California 95128

(Address of principal executive offices) (zip code)

Christopher D. Stanley, Esq.
Chief Legal Officer
SA Funds – Investment Trust
3055 Olin Avenue, Suite 2000
San Jose, California 95128

(Name and address of agent for service)

Copy to:

R. Darrell Mounts, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, DC 20006

Brian F. Link, Esq.
State Street Bank and Trust Company
Mail Code: JHT 1593
200 Clarendon Street
Boston, MA 02116

Registrant’s telephone number, including area code: 408-260-3100

Date of fiscal year end: June 30
Date of reporting period: December 31, 2013

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT December 31, 2013

Any information in this shareholder report regarding market or economic trends or the factors influencing the performance of SA Funds – Investment Trust (the “Trust”) are statements of the opinion of Trust management as of the date of this report. Any such opinion is subject to change at any time based upon market or other conditions and we disclaim responsibility to update such opinions. These statements should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that stated investment objectives will be achieved.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2013 (Unaudited)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 96.6%
Australia — 2.2%
Australia & New Zealand
Banking Group Ltd.,
3.700%, 1/13/15	USD	$400,000	$413,134
Commonwealth Bank of Australia,
3.500%, 3/19/15	USD	1,000,000	1,035,445
Commonwealth Bank of Australia,
3.750%, 10/15/14	USD	3,000,000	3,077,079
National Australia Bank Ltd.,
1.600%, 8/07/15	USD	500,000	508,171
National Australia Bank Ltd. MTN,
2.000%, 3/09/15	USD	3,950,000	4,021,278
Westpac Banking Corp.,
3.000%, 8/04/15	USD	1,000,000	1,039,301
Westpac Banking Corp.,
4.200%, 2/27/15	USD	1,000,000	1,042,856
			11,137,264
Austria — 0.2%
Oesterreichische Kontrollbank AG,
1.125%, 7/06/15	USD	1,000,000	1,011,218

Canada — 4.7%
Export Development Canada,
2.250%, 5/28/15	USD	500,000	513,658
Province of Ontario Canada,
0.950%, 5/26/15	USD	2,500,000	2,520,092
Province of Ontario Canada,
2.950%, 2/05/15	USD	5,000,000	5,140,685
Royal Bank of Canada,
0.550%, 5/01/15	USD	9,000,000	9,010,845
Royal Bank of Canada MTN,
1.150%, 3/13/15	USD	2,000,000	2,017,162
Toronto-Dominion Bank (The),
1.375%, 7/14/14	USD	1,000,000	1,006,259
Toronto-Dominion Bank (The)
MTN, 0.418%, 5/01/15(a)	USD	3,000,000	3,003,870
			23,212,571
France — 0.7%
Caisse d’Amortissement
de la Dette Sociale,
1.250%, 7/11/14	USD	2,000,000	2,009,890
Sanofi, 1.625%, 3/28/14	USD	1,522,000	1,526,753
			3,536,643
Germany — 1.3%
Kreditanstalt fuer Wiederaufbau,
0.500%, 9/30/15	USD	3,000,000	3,007,032
Kreditanstalt fuer Wiederaufbau,
1.000%, 1/12/15	USD	3,500,000	3,526,590
			6,533,622
Netherlands — 0.4%
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA,
3.200%, 3/11/15	USD	2,000,000	2,062,852

Supranational — 1.9%
Council of Europe Development
Bank, 2.750%, 2/10/15	USD	2,000,000	2,053,200
European Investment Bank,
1.000%, 7/15/15	USD	5,000,000	5,050,625
European Investment Bank,
1.500%, 5/15/14	USD	2,200,000	2,210,366
			9,314,191
Sweden — 0.2%
Nordea Bank AB,
2.250%, 3/20/15	USD	500,000	510,178
Svensk Exportkredit AB,
3.250%, 9/16/14	USD	500,000	510,210
			1,020,388
United States — 85.0%
Bank of New York Mellon Corp.
(The), 2.950%, 6/18/15		200,000	207,114
Bank of New York Mellon Corp.
(The) MTN, 3.100%, 1/15/15		11,400,000	11,710,023
Berkshire Hathaway Finance Corp.,
0.574%, 1/10/14(a)		6,098,000	6,098,531
Berkshire Hathaway Finance Corp.,
1.500%, 1/10/14		715,000	715,170
Berkshire Hathaway, Inc.,
0.941%, 8/15/14(a)		3,300,000	3,314,847
Berkshire Hathaway, Inc.,
3.200%, 2/11/15		2,500,000	2,577,450
Coca-Cola Co. (The),
0.193%, 3/14/14(a)		2,000,000	2,000,208
Coca-Cola Co. (The),
0.750%, 3/13/15		6,800,000	6,823,548
Federal Farm Credit Banks,
0.500%, 6/23/15		5,000,000	5,013,435
Federal Home Loan Banks,
0.250%, 2/20/15		10,000,000	10,004,900
Federal Home Loan Banks,
0.375%, 8/28/15		18,000,000	18,018,558
Federal Home Loan Banks,
1.750%, 9/11/15		9,300,000	9,517,527
Federal Home Loan Banks,
2.375%, 3/14/14		31,200,000	31,341,586
Federal Home Loan Banks,
2.500%, 6/13/14		500,000	505,335
Federal Home Loan Banks,
2.750%, 3/13/15		3,000,000	3,090,549
Federal Home Loan Mortgage
Corp., 1.750%, 9/10/15		6,500,000	6,654,336
Federal Home Loan Mortgage
Corp., 2.500%, 4/23/14		2,500,000	2,518,685
Federal Home Loan Mortgage
Corp., 3.000%, 7/28/14		2,000,000	2,032,298
Federal Home Loan Mortgage
Corp., 4.375%, 7/17/15		20,800,000	22,117,160
Federal National
Mortgage Association,
0.375%, 3/16/15		16,200,000	16,230,910

See notes to financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Federal National
Mortgage Association,
0.500%, 7/02/15	$1,500,000	$1,504,148
Federal National
Mortgage Association,
0.500%, 9/28/15	28,300,000	28,362,260
Federal National
Mortgage Association,
1.625%, 10/26/15	1,000,000	1,022,309
Federal National
Mortgage Association,
2.375%, 7/28/15	20,900,000	21,568,925
Federal National
Mortgage Association,
2.750%, 3/13/14	5,500,000	5,528,677
Federal National
Mortgage Association,
3.000%, 9/16/14	2,500,000	2,551,477
Federal National
Mortgage Association,
4.375%, 10/15/15	15,000,000	16,064,475
Federal National
Mortgage Association,
4.625%, 10/15/14	3,400,000	3,519,496
General Electric Capital Corp.,
1.625%, 7/02/15	700,000	711,639
General Electric Capital Corp.,
2.250%, 11/09/15	2,000,000	2,062,158
General Electric Capital Corp. MTN,
4.875%, 3/04/15	2,500,000	2,626,790
General Electric Co.,
0.850%, 10/09/15	8,200,000	8,241,902
International Business Machines
Corp., 0.222%, 2/04/15(a)	5,100,000	5,096,624
International Business Machines
Corp., 1.250%, 5/12/14	6,000,000	6,019,122
Johnson & Johnson,
0.331%, 5/15/14(a)	6,095,000	6,096,560
JPMorgan Chase & Co. MTN,
1.038%, 1/24/14(a)	1,200,000	1,200,647
Microsoft Corp.,
1.625%, 9/25/15	2,200,000	2,246,781
Microsoft Corp.,
2.950%, 6/01/14	8,000,000	8,084,728
PepsiCo, Inc.,
0.750%, 3/05/15	10,266,000	10,294,889
Procter & Gamble Co. (The),
0.139%, 2/14/14(a)	5,000,000	5,000,790
Procter & Gamble Co. (The),
0.158%, 2/06/14(a)	1,985,000	1,985,300
Toyota Motor Credit Corp.,
0.875%, 7/17/15	1,951,000	1,963,736
Toyota Motor Credit Corp.,
1.250%, 11/17/14	1,000,000	1,008,528
Toyota Motor Credit Corp. MTN,
1.000%, 2/17/15	2,500,000	2,517,632
United States Treasury Note,
0.250%, 7/15/15	11,500,000	11,501,345
United States Treasury Note,
0.250%, 8/15/15	29,500,000	29,490,796
United States Treasury Note,
0.250%, 9/15/15	5,000,000	4,996,290
United States Treasury Note,
0.250%, 11/30/15	18,800,000	18,763,641
United States Treasury Note,
0.250%, 12/15/15	10,000,000	9,978,520
United States Treasury Note,
0.375%, 11/15/15	7,500,000	7,505,130
United States Treasury Note,
1.250%, 8/31/15	6,000,000	6,096,096
United States Treasury Note,
1.750%, 7/31/15	8,200,000	8,392,192
United States Treasury Note,
2.125%, 12/31/15	3,000,000	3,103,476
US Bancorp MTN,
2.875%, 11/20/14	4,600,000	4,699,512
Wal-Mart Stores, Inc.,
1.500%, 10/25/15	1,000,000	1,019,485
Wal-Mart Stores, Inc.,
2.250%, 7/08/15	600,000	616,103
Wal-Mart Stores, Inc.,
2.875%, 4/01/15	1,000,000	1,031,719
Wal-Mart Stores, Inc.,
3.200%, 5/15/14	9,500,000	9,603,730
Wal-Mart Stores, Inc.,
4.500%, 7/01/15	405,000	429,912
		422,999,710
TOTAL BONDS AND NOTES
(Identified Cost $480,510,900)		480,828,459

SHORT-TERM INVESTMENTS — 2.6%
Australia — 0.4%
Australia & New Zealand
Banking Group Ltd. YCD,
0.487%, 1/29/15(a)	500,000	501,170
National Australia Bank YCD,
1.436%, 1/30/14(a)	1,630,000	1,630,442
		2,131,612
Finland — 0.3%
Nordea Bank YCD,
0.708%, 1/27/14(a)	1,500,000	1,500,000

Netherlands — 1.1%
Cooperatieve Centrale
Raiffeisen-Boerenleenbank
BA YCD, 0.600%, 4/29/15	5,400,000	5,390,123

See notes to financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS –– AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS (Continued)
United States — 0.8%
SSgA Government
Money Market Fund	1	$1
SSgA Money Market Fund	3,746,925	3,746,925
		3,746,926
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $12,777,368)		12,768,661

Total Investments — 99.2%
(Identified Cost $493,288,268)#		493,597,120
Cash and Other Assets, Less
Liabilities — 0.8%		3,934,449
Net Assets — 100.0%		$497,531,569

†	See Note 1.
(a)	Variable or Floating Rate Bond. Rate disclosed is as of December 31, 2013.
#	At December 31, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $493,288,268. Net unrealized appreciation aggregated $308,852 of which $383,700 related to appreciated investment securities and $74,848 related to depreciated investment securities.

Key to abbreviations: MTN — Medium Term Note USD — U.S. Dollar YCD — Yankee Certificate of Deposits

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 98.2%
Australia — 9.4%
Australia & New Zealand
Banking Group Ltd.,
1.450%, 5/15/18	USD	1,500,000	$1,453,196
Australia & New Zealand
Banking Group Ltd.,
1.875%, 10/06/17(a)	USD	11,100,000	11,103,141
Commonwealth Bank of Australia,
1.900%, 9/18/17(a)	USD	4,500,000	4,499,483
Commonwealth Bank of Australia,
4.250%, 4/06/18	EUR	1,500,000	2,293,612
Commonwealth Bank of Australia,
5.250%, 10/15/18	NZD	13,000,000	10,541,237
National Australia Bank Ltd.,
3.625%, 11/08/17	GBP	4,500,000	7,852,255
National Australia Bank Ltd.,
4.125%, 1/25/18	NZD	1,169,000	923,855
National Australia Bank Ltd.,
5.375%, 12/08/14	GBP	5,000,000	8,634,537
Westpac Banking Corp.,
1.600%, 1/12/18	USD	2,000,000	1,972,174
Westpac Banking Corp.,
3.000%, 8/04/15	USD	2,000,000	2,078,602
Westpac Banking Corp.,
3.000%, 12/09/15(a)	USD	5,330,000	5,561,157
Westpac Banking Corp.,
3.750%, 12/01/14	CAD	6,000,000	5,752,092
			62,665,341
Austria — 4.2%
Austria Government Bond,
4.000%, 9/15/16	EUR	10,500,000	15,846,629
Austria Government Bond,
4.300%, 9/15/17	EUR	400,000	621,853
Oesterreichische Kontrollbank
AG, 1.750%, 10/05/15(a)	USD	3,000,000	3,069,753
Oesterreichische Kontrollbank
AG, 2.000%, 6/03/16	USD	8,000,000	8,242,312
			27,780,547
Belgium — 2.3%
Belgium Government Bond,
5.500%, 9/28/17	EUR	9,500,000	15,294,453

Canada — 9.8%
Bank of Nova Scotia,
3.400%, 1/22/15	USD	5,000,000	5,159,630
Bank of Nova Scotia,
3.430%, 7/16/14	CAD	2,000,000	1,904,185
Province of Alberta Canada,
2.750%, 12/01/14	CAD	4,300,000	4,111,970
Province of Manitoba Canada,
4.250%, 3/05/18	CAD	5,500,000	5,627,371
Province of Ontario Canada,
0.950%, 5/26/15	USD	5,000,000	5,040,185
Province of Ontario Canada,
1.200%, 2/14/18	USD	9,800,000	9,620,454
Royal Bank of Canada,
1.500%, 1/16/18(a)	USD	4,000,000	3,925,692
Royal Bank of Canada,
2.200%, 7/27/18	USD	2,140,000	2,151,015
Royal Bank of Canada,
2.875%, 4/19/16	USD	4,500,000	4,693,023
Royal Bank of Canada,
4.970%, 6/05/14	CAD	6,000,000	5,735,486
Toronto-Dominion Bank (The),
2.375%, 10/19/16	USD	15,500,000	16,103,430
Total Capital Canada Ltd.,
1.450%, 1/15/18(a)	USD	1,342,000	1,328,007
			65,400,448
Denmark — 1.2%
Denmark Government Bond,
2.500%, 11/15/16	DKK	15,000,000	2,942,841
Kommunekredit,
1.125%, 3/15/18	USD	5,000,000	4,883,855
			7,826,696
Finland — 5.1%
Finland Government Bond,
3.875%, 9/15/17	EUR	11,700,000	17,935,773
Municipality Finance PLC,
1.125%, 12/07/17	GBP	7,500,000	12,164,401
Municipality Finance PLC,
2.375%, 5/16/16	USD	4,000,000	4,149,844
			34,250,018
France — 5.1%
Caisse d’Amortissement
de la Dette Sociale,
2.125%, 4/12/17(a)	USD	3,000,000	3,085,728
Caisse d’Amortissement
de la Dette Sociale,
2.250%, 12/07/15	GBP	2,300,000	3,902,363
France Government Bond OAT,
5.000%, 10/25/16	EUR	2,500,000	3,873,051
Reseau Ferre de France,
2.375%, 12/23/15	GBP	8,700,000	14,803,973
Societe Financement de
l’Economie Francaise,
2.875%, 9/22/14	USD	8,500,000	8,656,256
			34,321,371
Germany — 9.1%
Bundesobligation,
0.750%, 2/24/17	EUR	6,000,000	8,333,824
Kreditanstalt fuer Wiederaufbau,
1.000%, 12/07/17(a)	GBP	3,200,000	5,179,228
Kreditanstalt fuer Wiederaufbau,
3.750%, 9/07/16	GBP	2,600,000	4,599,417
Kreditanstalt fuer Wiederaufbau,
4.125%, 7/04/17	EUR	400,000	615,186

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Germany (Continued)
Kreditanstalt fuer Wiederaufbau,
5.500%, 12/07/15	GBP	3,100,000	$5,587,272
Kreditanstalt fuer Wiederaufbau,
5.625%, 8/25/17	GBP	1,000,000	1,896,515
Landeskreditbank Baden-
Wuerttemberg Foerderbank,
2.250%, 7/15/16	USD	13,200,000	13,667,359
Landwirtschaftliche Rentenbank,
0.875%, 9/12/17(a)	USD	1,000,000	987,593
Landwirtschaftliche Rentenbank,
2.500%, 2/15/16	USD	2,800,000	2,911,826
Landwirtschaftliche Rentenbank,
3.125%, 7/15/15	USD	1,000,000	1,042,025
Landwirtschaftliche Rentenbank,
3.250%, 12/07/16	GBP	1,200,000	2,103,195
Landwirtschaftliche Rentenbank,
4.375%, 11/27/17	EUR	3,700,000	5,793,294
NRW.Bank,
4.500%, 5/29/17	EUR	5,000,000	7,743,998
			60,460,732
Japan — 0.7%
Development Bank of Japan,
4.250%, 6/09/15	USD	1,000,000	1,053,970
Japan Bank for International
Cooperation.,
1.750%, 7/31/18	USD	3,700,000	3,673,985
			4,727,955
Netherlands — 8.8%
Bank Nederlandse Gemeenten,
2.750%, 7/01/15	USD	9,000,000	9,311,967
Bank Nederlandse Gemeenten,
3.000%, 3/30/17	EUR	2,000,000	2,946,591
Bank Nederlandse Gemeenten,
4.125%, 3/05/18	NZD	2,800,000	2,237,093
Bank Nederlandse Gemeenten,
4.500%, 2/20/18(a)	GBP	2,200,000	3,995,821
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA,
4.000%, 9/10/15	GBP	9,000,000	15,579,455
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA,
4.250%, 5/02/18	NZD	3,000,000	2,367,062
Nederlandse Waterschapsbank
NV, 2.000%, 9/09/15	USD	2,400,000	2,460,583
Nederlandse Waterschapsbank
NV, 2.125%, 2/09/17(a)	USD	1,700,000	1,752,292
Nederlandse Waterschapsbank
NV, 2.375%, 6/04/15	EUR	8,100,000	11,469,125
Nederlandse Waterschapsbank
NV, 3.000%, 3/17/15	USD	1,000,000	1,031,715
Netherlands Government Bond,
4.000%, 7/15/16	EUR	3,500,000	5,250,970
			58,402,674
New Zealand — 0.7%
New Zealand Government Bond,
6.000%, 12/15/17	NZD	5,000,000	4,419,402

Norway — 2.1%
Kommunalbanken AS,
1.000%, 9/26/17(a)	USD	4,780,000	4,720,169
Kommunalbanken AS,
2.375%, 1/19/16	USD	7,500,000	7,758,000
Statoil ASA,
1.950%, 11/08/18	USD	1,500,000	1,488,904
			13,967,073
Singapore — 1.5%
Singapore Government Bond,
0.500%, 4/01/18	SGD	13,000,000	10,067,570

Supranational — 14.5%
Asian Development Bank,
2.625%, 2/09/15	USD	2,622,000	2,690,146
Council of Europe Development
Bank, 1.500%, 1/15/15(a)	USD	3,985,000	4,033,338
Council of Europe Development
Bank, 1.750%, 12/19/16(a)	GBP	5,100,000	8,561,476
Council of Europe Development
Bank, 7.500%, 4/30/18	NZD	1,500,000	1,340,022
Eurofima, 5.000%, 4/03/17	USD	3,000,000	3,373,593
European Bank for
Reconstruction & Development,
0.500%, 1/30/15	EUR	5,634,000	7,735,995
European Bank for
Reconstruction & Development,
5.875%, 8/04/14	GBP	1,000,000	1,706,173
European Financial Stability
Facility, 2.750%, 12/05/16	EUR	4,000,000	5,854,619
European Investment Bank,
1.375%, 1/15/18(a)	GBP	1,500,000	2,432,860
European Investment Bank,
2.750%, 3/23/15	USD	2,000,000	2,060,042
European Investment Bank,
3.000%, 12/07/15	GBP	500,000	861,923
European Investment Bank,
3.250%, 12/07/16	GBP	3,300,000	5,773,928
European Investment Bank,
4.125%, 12/07/17	GBP	3,000,000	5,415,597
European Union,
2.375%, 9/22/17	EUR	6,300,000	9,201,177
European Union,
3.250%, 4/04/18	EUR	2,000,000	3,022,087
International Finance Facility
for Immunisation,
3.375%, 5/15/14	GBP	8,800,000	14,707,183
Nordic Investment Bank,
2.500%, 7/15/15	USD	1,000,000	1,033,086
Nordic Investment Bank,
3.500%, 1/30/18	NZD	13,232,000	10,383,528
Nordic Investment Bank,
5.000%, 2/01/17	USD	5,500,000	6,182,616
			96,369,389

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Sweden — 3.7%
Nordea Bank AB,
2.250%, 10/05/17	EUR	1,500,000	$2,137,257
Nordea Bank AB,
3.875%, 12/15/15	GBP	4,100,000	7,119,739
Svensk Exportkredit AB,
1.750%, 5/30/17	USD	1,700,000	1,730,398
Svensk Exportkredit AB,
2.125%, 7/13/16(a)	USD	3,000,000	3,096,408
Svensk Exportkredit AB,
3.250%, 9/16/14	USD	10,400,000	10,612,358
			24,696,160
United Kingdom — 4.3%
Lloyds TSB Bank PLC,
1.500%, 5/02/17	GBP	3,000,000	4,974,855
Network Rail Infrastructure
Finance PLC,
1.250%, 1/22/15	GBP	4,000,000	6,660,462
United Kingdom Gilt,
1.750%, 1/22/17	GBP	10,000,000	16,827,117
			28,462,434
United States — 15.7%
Bank of New York Mellon Corp.
(The), 2.300%, 7/28/16(a)	USD	2,285,000	2,361,369
Bank of New York Mellon Corp.
(The), 2.500%, 1/15/16(a)	USD	1,500,000	1,548,263
Berkshire Hathaway, Inc.,
2.200%, 8/15/16(a)	USD	15,000,000	15,503,310
Federal National
Mortgage Association,
0.875%, 12/20/17(a)	USD	6,000,000	5,880,252
Federal National
Mortgage Association,
1.625%, 11/27/18(a)	USD	8,000,000	7,942,568
General Electric Capital Corp.,
1.600%, 11/20/17(a)	USD	4,000,000	3,977,392
General Electric Capital Corp.,
2.250%, 11/09/15	USD	10,520,000	10,846,951
General Electric Capital Corp.,
5.625%, 9/15/17	USD	1,000,000	1,138,560
General Electric Capital Corp.,
5.625%, 5/01/18	USD	1,000,000	1,149,488
Google, Inc.,
2.125%, 5/19/16	USD	14,454,000	14,942,458
International Business
Machines Corp.,
1.250%, 2/08/18	USD	13,000,000	12,738,401
Johnson & Johnson,
1.650%, 12/05/18(a)	USD	4,000,000	3,952,992
Microsoft Corp.,
1.625%, 12/06/18	USD	6,000,000	5,925,222
Toyota Motor Credit Corp.,
1.375%, 1/10/18(a)	USD	4,726,000	4,639,221
Toyota Motor Credit Corp.,
2.000%, 10/24/18	USD	1,500,000	1,501,275
Toyota Motor Credit Corp.,
4.000%, 12/07/17	GBP	2,023,000	3,626,967
Wal-Mart Stores, Inc.,
2.250%, 7/08/15	USD	1,000,000	1,026,838
Wal-Mart Stores, Inc.,
2.800%, 4/15/16	USD	6,000,000	6,287,748
			104,989,275
TOTAL BONDS AND NOTES
(Identified Cost $635,309,790)			654,101,538

	SHARES		VALUE†
SHORT-TERM INVESTMENTS — 1.4%
United States — 1.4%
SSgA Government Money
Market Fund		1	1
SSgA Money Market Fund		9,198,879	9,198,879
			9,198,880
TOTAL SHORT-TERM
INVESTMENTS
(Identified Cost $9,198,880)			9,198,880

COLLATERAL FOR SECURITIES ON LOAN — 7.1%
Short-Term — 7.1%
State Street Navigator Securities
Lending Prime Portfolio		47,440,584	47,440,584

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $47,440,584)			47,440,584

Total Investments — 106.7%
(Identified Cost $691,949,254)#			710,741,002
Liabilities, Less Cash and Other
Assets — (6.7%)			(44,558,830)
Net Assets — 100.0%			$666,182,172

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2013, the market value of the securities on loan was $46,568,067.
#	At December 31, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $691,949,254. Net unrealized appreciation aggregated $18,791,748 of which $20,812,308 related to appreciated investment securities and $2,020,560 related to depreciated investment securities.

Key to abbreviations:
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — British Pound
NZD — New Zealand Dollar
SGD — Singapore Dollar
USD — U.S. Dollar

Ten Largest Industry Holdings as of December 31, 2013
(As a percentage of net assets):

Industry	Percentage
Banks	20.8%
Supranational Organizations	14.0%
Foreign Government/Agency-Germany	9.1%
Financials	8.7%
Industrials	7.2%
Foreign Government/Agency-Netherlands	6.1%
Foreign Government/Agency-France	5.2%
Foreign Government/Agency-Finland	5.1%
Foreign Government/Agency-Austria	4.2%
Foreign Government/Agency-Canada	3.7%

Country Weightings
(% of portfolio market value)

See notes to financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.2%
Aerospace & Defense — 2.7%
Boeing Co. (The)	21,878	$2,986,128
United Technologies Corp.	26,707	3,039,257
Other Securities^(a)	106,020	9,718,378
		15,743,763
Air Freight & Logistics — 0.7%
Other Securities^(a)	41,863	3,935,213
		3,935,213
Airlines — 0.4%
Other Securities^(a)	76,716	2,201,111
		2,201,111
Auto Components — 0.6%
Other Securities^(a)	70,574	3,523,327
		3,523,327
Automobiles — 0.6%
Other Securities^(a)	143,981	3,586,092
		3,586,092
Beverages — 1.8%
Coca-Cola Co. (The)	106,640	4,405,298
PepsiCo, Inc.	46,816	3,882,919
Other Securities^(a)	35,862	2,177,137
		10,465,354
Biotechnology — 2.4%
Amgen, Inc.	23,076	2,634,356
Gilead Sciences, Inc.*	46,784	3,515,818
Other Securities^(a)	77,617	7,742,902
		13,893,076
Building Products — 0.2%
Other Securities^(a)	29,616	1,123,648
		1,123,648
Capital Markets — 2.2%
Other Securities^(a)	247,136	13,231,471
		13,231,471
Chemicals — 2.5%
Other Securities^(a)	193,821	14,788,064
		14,788,064
Commercial Banks — 3.0%
Wells Fargo & Co.	151,369	6,872,153
Other Securities^(a)	397,656	11,009,716
		17,881,869
Commercial Services & Supplies — 0.6%
Other Securities^(a)	95,319	3,686,476
		3,686,476
Communications Equipment — 1.6%
Cisco Systems, Inc.	160,440	3,601,878
QUALCOMM, Inc.	52,164	3,873,177
Other Securities^(a)	72,063	2,073,909
		9,548,964
Computers & Peripherals — 3.5%
Apple, Inc.	26,857	15,069,731
Other Securities^(a)	161,292	5,752,936
		20,822,667
Construction & Engineering — 0.3%
Other Securities^(a)	31,689	1,555,543
		1,555,543
Construction Materials — 0.1%
Other Securities^(a)	6,954	491,444
		491,444
Consumer Finance — 0.9%
American Express Co.	29,514	2,677,805
Other Securities^	47,198	2,628,600
		5,306,405
Containers & Packaging — 0.4%
Other Securities^	47,747	2,058,477
		2,058,477
Distributors — 0.1%
Other Securities^(a)	15,305	780,514
		780,514
Diversified Consumer Services — 0.1%
Other Securities^	24,505	780,161
		780,161
Diversified Financial Services — 4.3%
Bank of America Corp.	324,979	5,059,923
Berkshire Hathaway, Inc., Class B*	50,584	5,997,239
Citigroup, Inc.	90,463	4,714,027
JPMorgan Chase & Co.	114,536	6,698,065
Other Securities^	45,321	3,049,888
		25,519,142
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	144,625	5,085,015
Verizon Communications, Inc.	79,514	3,907,318
Other Securities^(a)	71,386	1,114,816
		10,107,149
Electric Utilities — 1.5%
Other Securities^(a)	207,971	8,977,591
		8,977,591
Electrical Equipment — 0.9%
Other Securities^(a)	70,729	5,032,948
		5,032,948
Electronic Equipment, Instruments & Components — 0.6%
Other Securities^(a)	109,915	3,764,225
		3,764,225
Energy Equipment & Services — 1.9%
Schlumberger Ltd.	39,272	3,538,800
Other Securities^(a)	162,384	7,519,317
		11,058,117

See notes to financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food & Staples Retailing — 2.1%
CVS Caremark Corp.	34,202	$2,447,837
Wal-Mart Stores, Inc.	48,918	3,849,357
Other Securities^(a)	119,700	5,757,526
		12,054,720
Food Products — 1.6%
Other Securities^(a)	195,651	9,130,403
		9,130,403
Gas Utilities — 0.3%
Other Securities^(a)	31,846	1,474,734
		1,474,734
Health Care Equipment & Supplies — 2.0%
Other Securities^(a)	227,701	11,563,105
		11,563,105
Health Care Providers & Services — 2.1%
UnitedHealth Group, Inc.	30,946	2,330,234
Other Securities^(a)	150,263	10,153,516
		12,483,750
Health Care Technology — 0.2%
Other Securities^(a)	20,023	901,781
		901,781
Hotels, Restaurants & Leisure — 1.9%
McDonald’s Corp.	27,784	2,695,881
Other Securities^(a)	144,659	8,716,478
		11,412,359
Household Durables — 0.5%
Other Securities^(a)	63,438	2,759,402
		2,759,402
Household Products — 1.7%
Procter & Gamble Co. (The)	74,038	6,027,434
Other Securities^(a)	50,181	3,894,585
		9,922,019
Independent Power Producers & Energy Traders — 0.1%
Other Securities^(a)	41,841	811,005
		811,005
Industrial Conglomerates — 2.0%
3M Co.	17,483	2,451,991
General Electric Co.	283,528	7,947,290
Other Securities^	20,927	1,585,961
		11,985,242
Insurance — 3.2%
Other Securities^(a)	354,374	18,891,603
		18,891,603
Internet & Catalog Retail — 1.4%
Amazon.com, Inc.*	10,978	4,377,917
Other Securities^(a)	35,977	3,700,433
		8,078,350
Internet Software & Services — 2.8%
Facebook, Inc., Class A*	52,458	2,867,354
Google, Inc., Class A*	7,489	8,392,997
Other Securities^(a)	96,521	5,395,676
		16,656,027
IT Services — 3.4%
International Business Machines Corp.	27,294	5,119,536
Mastercard, Inc., Class A	3,100	2,589,926
Visa, Inc., Class A	15,763	3,510,105
Other Securities^(a)	158,732	8,798,463
		20,018,030
Leisure Equipment & Products — 0.2%
Other Securities^(a)	18,097	1,079,824
		1,079,824
Life Sciences Tools & Services — 0.6%
Other Securities^(a)	45,901	3,749,065
		3,749,065
Machinery — 2.1%
Other Securities^(a)	165,692	12,122,074
		12,122,074
Marine — 0.0%
Other Securities^(a)	2,800	190,132
		190,132
Media — 3.8%
Comcast Corp., Class A	65,183	3,387,235
Comcast Corp., Class A Special	14,550	725,754
Walt Disney Co. (The)	51,592	3,941,629
Other Securities^(a)	359,695	14,519,364
		22,573,982
Metals & Mining — 0.6%
Other Securities^(a)	120,757	3,526,519
		3,526,519
Multi-Utilities — 1.0%
Other Securities^(a)	137,778	5,963,283
		5,963,283
Multiline Retail — 0.6%
Other Securities^(a)	65,373	3,619,187
		3,619,187
Office Electronics — 0.1%
Other Securities^	36,227	506,891
		506,891
Oil, Gas & Consumable Fuels — 7.4%
Chevron Corp.	56,012	6,996,459
ConocoPhillips	35,163	2,484,266
Exxon Mobil Corp.	118,984	12,041,181
Occidental Petroleum Corp.	24,595	2,338,985
Other Securities^(a)	384,579	19,668,028
		43,528,919

See notes to financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Paper & Forest Products — 0.1%
Other Securities^	18,801	$865,512
		865,512
Personal Products — 0.2%
Other Securities^(a)	24,232	1,196,882
		1,196,882
Pharmaceuticals — 5.1%
AbbVie, Inc.	48,453	2,558,803
Bristol-Myers Squibb Co.	50,296	2,673,232
Johnson & Johnson	85,195	7,803,010
Merck & Co., Inc.	88,166	4,412,708
Pfizer, Inc.	191,371	5,861,694
Other Securities^(a)	120,020	6,939,780
		30,249,227
Professional Services — 0.4%
Other Securities^(a)	33,837	2,245,101
		2,245,101
Real Estate Investment Trusts (REITs) — 0.0%
Other Securities^(a)	3,758	154,545
		154,545
Real Estate Management & Development — 0.1%
Other Securities^(a)	17,542	720,555
		720,555
Road & Rail — 1.0%
Union Pacific Corp.	14,099	2,368,632
Other Securities^(a)	70,914	3,418,404
		5,787,036
Semiconductors & Semiconductor Equipment — 2.1%
Intel Corp.	151,241	3,926,216
Other Securities^(a)	310,918	8,374,469
		12,300,685
Software — 3.6%
Microsoft Corp.	237,244	8,880,043
Oracle Corp.	110,605	4,231,747
Other Securities^(a)	207,937	8,030,632
		21,142,422
Specialty Retail — 2.4%
Home Depot, Inc. (The)	38,408	3,162,515
Other Securities^(a)	218,736	10,847,053
		14,009,568
Textiles, Apparel & Luxury Goods — 0.9%
Other Securities^(a)	72,634	5,167,459
		5,167,459
Thrifts & Mortgage Finance — 0.1%
Other Securities^(a)	49,007	829,905
		829,905
Tobacco — 1.2%
Altria Group, Inc.	61,247	2,351,272
Philip Morris International, Inc.	44,612	3,887,044
Other Securities^(a)	20,267	1,020,116
		7,258,432
Trading Companies & Distributors — 0.3%
Other Securities^(a)	23,428	1,651,902
		1,651,902
Transportation Infrastructure — 0.0%
Other Securities^	844	18,500

Water Utilities — 0.1%
Other Securities^	10,542	351,371
		351,371
Wireless Telecommunication Services — 0.3%
Other Securities^	52,180	1,667,565
		1,667,565
TOTAL COMMON STOCKS
(Identified Cost $286,012,130)		560,481,884

MUTUAL FUNDS — 4.0%
Other — 4.0%
DFA U.S. Micro Cap Portfolio	1,190,169	23,934,289

TOTAL MUTUAL FUNDS
(Identified Cost $13,767,053)		23,934,289

SHORT-TERM INVESTMENTS — 0.4%
Other — 0.4%
SSgA Government
Money Market Fund	1	1
SSgA Money Market Fund	2,520,252	2,520,252
		2,520,253
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,520,253)		2,520,253

COLLATERAL FOR SECURITIES ON LOAN — 4.7%
Short-Term — 4.7%
State Street Navigator Securities
Lending Prime Portfolio	27,521,482	27,521,482

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $27,521,482)		27,521,482

Total Investments — 104.3%
(Identified Cost $329,820,918)#		614,457,908
Liabilities, Less Cash and
Other Assets — (4.3%)		(25,575,986)
Net Assets — 100.0%		$588,881,922

See notes to financial statements.

SA U.S. Core Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

†	See Note 1.
^	The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Some of the individual securities within this category may include non-income producing securities.
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2013, the market value of the securities on loan was $28,127,238.
*	Non-income producing security.
#	At December 31, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $329,820,918. Net unrealized appreciation aggregated $284,636,990 of which $287,699,620 related to appreciated investment securities and $3,062,630 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.3%
Aerospace & Defense — 1.3%
Engility Holdings, Inc.*	805	$26,887
L-3 Communications Holdings, Inc.	14,260	1,523,823
Northrop Grumman Corp.	34,405	3,943,157
Spirit Aerosystems Holdings, Inc.,
Class A*	3,497	119,178
Triumph Group, Inc.(a)	3,609	274,537
		5,887,582
Air Freight & Logistics — 0.7%
FedEx Corp.	23,058	3,315,049

Airlines — 0.5%
Southwest Airlines Co.	121,103	2,281,580

Auto Components — 0.1%
Autoliv, Inc.(a)	390	35,802
Lear Corp.(a)	5,319	430,679
		466,481
Automobiles — 1.0%
General Motors Co.*	112,026	4,578,503

Beverages — 0.3%
Beam, Inc.	421	28,653
Molson Coors Brewing Co., Class B	27,173	1,525,764
		1,554,417
Building Products — 0.1%
Owens Corning*	17,316	705,107

Capital Markets — 2.8%
American Capital Ltd.*	25,274	395,285
Bank of New York Mellon Corp. (The)	114,244	3,991,685
E*Trade Financial Corp.*	15,035	295,287
Goldman Sachs Group, Inc. (The)	71	12,586
Legg Mason, Inc.(a)	18,116	787,684
Morgan Stanley	236,693	7,422,693
		12,905,220
Chemicals — 0.4%
Ashland, Inc.	12,604	1,223,092
Mosaic Co. (The)	10,244	484,234
		1,707,326
Commercial Banks — 1.3%
First Niagara Financial Group, Inc.	13,350	141,777
PNC Financial Services
Group, Inc. (The)	5,010	388,676
Regions Financial Corp.	188,492	1,864,186
SunTrust Banks, Inc.	80,504	2,963,352
Zions Bancorporation(a)	27,251	816,440
		6,174,431
Commercial Services & Supplies — 0.4%
ADT Corp. (The)(a)	20,259	819,882
Republic Services, Inc.	39,192	1,301,174
		2,121,056
Communications Equipment — 0.2%
Brocade Communications
Systems, Inc.*	6,845	60,715
EchoStar Corp., Class A*	3,599	178,942
Juniper Networks, Inc.*	27,563	622,097
		861,754
Computers & Peripherals — 1.9%
Hewlett-Packard Co.	288,913	8,083,786
Western Digital Corp.	8,401	704,844
		8,788,630
Construction & Engineering — 0.4%
Jacobs Engineering Group, Inc.*	4,941	311,234
KBR, Inc.(a)	10,951	349,227
Quanta Services, Inc.*	18,387	580,294
URS Corp.	12,060	639,059
		1,879,814
Construction Materials — 0.3%
Vulcan Materials Co.(a)	20,131	1,196,184

Consumer Finance — 1.0%
Capital One Financial Corp.	63,140	4,837,155

Containers & Packaging — 0.3%
MeadWestvaco Corp.	27,613	1,019,748
Rock-Tenn Co., Class A	3,337	350,419
Sealed Air Corp.	2,762	94,046
		1,464,213
Diversified Consumer Services — 0.2%
Graham Holdings Co., Class B(a)*	1,054	699,139
Service Corp. International	7,532	136,555
		835,694
Diversified Financial Services — 11.0%
Bank of America Corp.	1,192,139	18,561,604
Citigroup, Inc.	337,569	17,590,721
CME Group, Inc.	47,983	3,764,746
JPMorgan Chase & Co.	177,893	10,403,183
Leucadia National Corp.	3,484	98,736
NASDAQ OMX Group, Inc. (The)	25,125	999,975
		51,418,965
Diversified Telecommunication Services — 3.8%
AT&T, Inc.	434,816	15,288,130
CenturyLink, Inc.(a)	74,065	2,358,970
Frontier Communications Corp.(a)	64,355	299,251
Windstream Holdings, Inc.(a)	9,256	73,863
		18,020,214
Electrical Equipment — 1.1%
Eaton Corp. PLC	68,333	5,201,508
Regal-Beloit Corp.	200	14,744
		5,216,252

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components — 1.2%
Arrow Electronics, Inc.*	17,315	$939,339
Avnet, Inc.	21,043	928,207
Corning, Inc.	175,253	3,123,008
Ingram Micro, Inc., Class A*	23,840	559,286
Jabil Circuit, Inc.	2,308	40,252
		5,590,092
Energy Equipment & Services — 3.3%
Baker Hughes, Inc.	57,947	3,202,151
Helmerich & Payne, Inc.	16,820	1,414,226
Nabors Industries Ltd.	44,205	751,043
National Oilwell Varco, Inc.	61,729	4,909,307
Noble Corp. PLC	21,792	816,546
Patterson-UTI Energy, Inc.	22,449	568,409
Rowan Companies PLC, Class A*	21,029	743,586
Superior Energy Services, Inc.*	10,099	268,734
Tidewater, Inc.(a)	866	51,328
Transocean Ltd.(a)	40,053	1,979,419
Weatherford International Ltd.(a)*	55,965	866,898
		15,571,647
Food & Staples Retailing — 3.3%
CVS Caremark Corp.	214,034	15,318,413

Food Products — 4.0%
Archer-Daniels-Midland Co.	94,475	4,100,215
Bunge Ltd.	16,700	1,371,237
J.M. Smucker Co. (The)	17,926	1,857,492
Mondelez International, Inc., Class A	275,196	9,714,419
Seaboard Corp.*	76	212,418
Tyson Foods, Inc., Class A	45,997	1,539,059
		18,794,840
Gas Utilities — 0.0%
UGI Corp.	2,541	105,350

Health Care Equipment & Supplies — 1.1%
Boston Scientific Corp.*	211,364	2,540,595
CareFusion Corp.*	31,918	1,270,975
Hologic, Inc.(a)*	41,113	918,875
Teleflex, Inc.	2,865	268,909
		4,999,354
Health Care Providers & Services — 4.2%
Aetna, Inc.	59,961	4,112,725
Community Health Systems, Inc.*	6,664	261,695
Express Scripts Holding Co.*	90,745	6,373,929
Humana, Inc.	23,386	2,413,903
Omnicare, Inc.	17,088	1,031,432
UnitedHealth Group, Inc.	3,630	273,339
WellPoint, Inc.	54,708	5,054,472
		19,521,495
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	87,181	3,502,061
Hyatt Hotels Corp., Class A(a)*	3,874	191,608
MGM Resorts International*	84,812	1,994,778
Royal Caribbean Cruises Ltd.	32,567	1,544,327
Wendy’s Co. (The)(a)	15,501	135,169
		7,367,943
Household Durables — 0.4%
DR Horton, Inc.(a)*	14,411	321,654
Lennar Corp., Class A	1,533	60,645
Mohawk Industries, Inc.*	7,325	1,090,692
Toll Brothers, Inc.*	11,379	421,023
		1,894,014
Independent Power Producers & Energy Traders — 0.3%
NRG Energy, Inc.	54,951	1,578,193
Insurance — 9.3%
Alleghany Corp.*	171	68,393
Allied World Assurance Co.,
Holdings Ltd.	5,578	629,254
American Financial Group, Inc.	14,278	824,126
American International Group, Inc.	248,624	12,692,255
American National Insurance Co.	2,000	229,080
Assurant, Inc.	13,249	879,336
Assured Guaranty Ltd.	7,288	171,924
Axis Capital Holdings Ltd.	17,407	828,051
CNA Financial Corp.	14,604	626,366
Everest Re Group Ltd.	4,726	736,642
Genworth Financial, Inc., Class A*	84,660	1,314,770
Hartford Financial Services
Group, Inc.	67,139	2,432,446
Lincoln National Corp.	46,883	2,420,100
Loews Corp.	63,027	3,040,423
MetLife, Inc.	152,018	8,196,811
PartnerRe Ltd.	7,182	757,198
Protective Life Corp.	4,914	248,943
Prudential Financial, Inc.	39,893	3,678,932
Reinsurance Group of America, Inc.	11,259	871,559
Unum Group	41,883	1,469,256
Validus Holdings Ltd.	5,533	222,925
XL Group PLC	42,747	1,361,064
		43,699,854
Internet & Catalog Retail — 0.6%
Liberty Media Corp. - Interactive,
Class A*	82,074	2,408,872
Liberty Ventures, Series A*	4,983	610,866
		3,019,738
Internet Software & Services — 1.1%
AOL, Inc.*	815	37,995
Yahoo!, Inc.*	124,486	5,034,214
		5,072,209

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services — 0.6%
Amdocs Ltd.	8,428	$347,571
Fidelity National Information
Services, Inc.	43,393	2,329,336
Leidos Holdings, Inc.(a)	1,869	86,890
		2,763,797
Life Sciences Tools & Services — 1.4%
Bio-Rad Laboratories, Inc., Class A*	172	21,261
Thermo Fisher Scientific, Inc.(a)	57,606	6,414,428
		6,435,689
Machinery — 0.9%
AGCO Corp.	8,938	529,040
Kennametal, Inc.(a)	1,069	55,663
Oshkosh Corp.	8,698	438,205
Pentair Ltd.	14,769	1,147,108
SPX Corp.	2,280	227,111
Stanley Black & Decker, Inc.	18,273	1,474,449
Terex Corp.(a)	1,887	79,235
Trinity Industries, Inc.(a)	4,143	225,876
		4,176,687
Media — 8.4%
CBS Corp., Class A(a)	6,190	393,932
Comcast Corp., Class A	294,928	15,325,934
Comcast Corp., Class A Special	88,831	4,430,890
Liberty Media Corp.*	4,389	642,769
News Corp., Class A*	8,320	149,926
News Corp., Class B*	1,734	30,917
Time Warner Cable, Inc.	53,984	7,314,832
Time Warner, Inc.	156,541	10,914,039
		39,203,239
Metals & Mining — 2.2%
Alcoa, Inc.(a)	164,147	1,744,883
Allegheny Technologies, Inc.(a)	851	30,321
Cliffs Natural Resources, Inc.(a)	13,125	344,006
Freeport-McMoRan Copper &
Gold, Inc.	129,534	4,888,613
Newmont Mining Corp.	15,047	346,532
Nucor Corp.	20,752	1,107,742
Reliance Steel & Aluminum Co.	12,373	938,368
Steel Dynamics, Inc.	31,962	624,538
United States Steel Corp.(a)	7,251	213,905
		10,238,908
Multiline Retail — 0.4%
Dillard’s, Inc., Class A	3,058	297,268
Kohl’s Corp.(a)	16,452	933,651
Sears Holdings Corp.(a)*	10,136	497,070
		1,727,989
Office Electronics — 0.5%
Xerox Corp.	176,169	2,143,977

Oil, Gas & Consumable Fuels — 17.8%
Anadarko Petroleum Corp.	79,961	6,342,506
Apache Corp.	56,095	4,820,804
Chesapeake Energy Corp.	96,803	2,627,233
Chevron Corp.	136,458	17,044,969
Cimarex Energy Co.	4,461	468,003
ConocoPhillips	210,107	14,844,060
Denbury Resources, Inc.*	54,644	897,801
Devon Energy Corp.	52,283	3,234,749
Hess Corp.	49,389	4,099,287
HollyFrontier Corp.(a)	10,418	517,670
Marathon Oil Corp.	108,210	3,819,813
Marathon Petroleum Corp.	53,009	4,862,516
Murphy Oil Corp.(a)	25,103	1,628,683
Newfield Exploration Co.(a)*	2,404	59,211
Occidental Petroleum Corp.	46,148	4,388,675
Peabody Energy Corp.(a)	6,798	132,765
Phillips 66	87,080	6,716,480
Pioneer Natural Resources Co.	447	82,279
QEP Resources, Inc.	14,286	437,866
Tesoro Corp.	18,518	1,083,303
Valero Energy Corp.	85,962	4,332,485
Whiting Petroleum Corp.*	6,176	382,109
WPX Energy, Inc.(a)*	29,849	608,323
		83,431,590
Paper & Forest Products — 0.6%
International Paper Co.	52,855	2,591,481

Pharmaceuticals — 1.6%
Forest Laboratories, Inc.*	7,535	452,326
Pfizer, Inc.	231,446	7,089,191
		7,541,517
Professional Services — 0.1%
Manpowergroup, Inc.	4,858	417,108

Real Estate Investment Trusts (REITs) — 0.1%
Gaming and Leisure
Properties, Inc.(a)*	10,816	549,561

Road & Rail — 3.0%
Avis Budget Group, Inc.*	6,002	242,601
CSX Corp.	178,258	5,128,483
Genesee & Wyoming, Inc., Class A*	4,464	428,767
Hertz Global Holdings, Inc.(a)*	30,253	865,841
Norfolk Southern Corp.	50,188	4,658,952
Ryder System, Inc.	7,199	531,142
Union Pacific Corp.	12,009	2,017,512
		13,873,298
Semiconductors & Semiconductor Equipment — 1.0%
First Solar, Inc.(a)*	7,096	387,725
Lam Research Corp.*	9,783	532,684
Marvell Technology Group Ltd.	18,929	272,199
Micron Technology, Inc.*	145,829	3,173,239
NVIDIA Corp.(a)	18,380	294,448
Teradyne, Inc.(a)*	9,672	170,421
		4,830,716

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software — 0.3%
Activision Blizzard, Inc.	83,239	$1,484,151
Zynga, Inc., Class A(a)*	20,673	78,558
		1,562,709
Specialty Retail — 0.4%
Best Buy Co., Inc.	2,217	88,414
GameStop Corp., Class A(a)	18,743	923,280
Staples, Inc.(a)	51,800	823,102
		1,834,796
Textiles, Apparel & Luxury Goods — 0.1%
PVH Corp.	1,992	270,952

Thrifts & Mortgage Finance — 0.0%
Hudson City Bancorp, Inc.	1,286	12,127
People’s United Financial, Inc.	5,834	88,210
		100,337
Trading Companies & Distributors — 0.1%
United Rentals, Inc.(a)*	7,103	553,679
WESCO International, Inc.(a)*	610	55,553
		609,232
Wireless Telecommunication Services — 0.3%
Sprint Corp.*	48,518	521,568
T-Mobile US, Inc.*	24,396	820,681
United States Cellular Corp.	6,900	288,558
		1,630,807
TOTAL COMMON STOCKS
(Identified Cost $306,547,317)		464,683,159

SHORT-TERM INVESTMENTS — 0.4%
Other — 0.4%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	1,639,091	1,639,091
		1,639,092
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,639,092)		1,639,092

COLLATERAL FOR SECURITIES ON LOAN — 6.0%
Short-Term — 6.0%
State Street Navigator Securities
Lending Prime Portfolio	28,053,114	28,053,114

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $28,053,114)		28,053,114

Total Investments — 105.7%
(Identified Cost $336,239,523)#		494,375,365
Liabilities, Less Cash and
Other Assets — (5.7%)		(26,836,485)
Net Assets — 100.0%		$467,538,880

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2013, the market value of the securities on loan was $28,977,051.
#	At December 31, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $336,239,523. Net unrealized appreciation aggregated $158,135,842 of which $160,394,908 related to appreciated investment securities and $2,259,066 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 2.4%
Alliant Techsystems, Inc.	8,149	$991,570
DigitalGlobe, Inc.*	20,646	849,583
Esterline Technologies Corp.*	8,187	834,746
Other Securities^(a)	171,131	5,968,469
		8,644,368
Air Freight & Logistics — 0.5%
Other Securities^(a)	76,830	1,830,077
		1,830,077
Airlines — 0.7%
Spirit Airlines, Inc.*	24,342	1,105,370
Other Securities^(a)	98,880	1,387,039
		2,492,409
Auto Components — 1.1%
Other Securities^(a)	146,797	3,797,192
		3,797,192
Automobiles — 0.2%
Other Securities^(a)	18,900	863,277
		863,277
Beverages — 0.1%
Other Securities^	20,765	396,487
		396,487
Biotechnology — 1.1%
Other Securities^(a)	238,530	4,015,670
		4,015,670
Building Products — 0.7%
Other Securities^(a)	93,099	2,428,817
		2,428,817
Capital Markets — 1.3%
Other Securities^(a)	236,698	4,726,586
		4,726,586
Chemicals — 2.8%
Chemtura Corp.*	29,209	815,515
PolyOne Corp.	32,703	1,156,051
Other Securities^(a)	263,025	7,964,968
		9,936,534
Commercial Banks — 7.8%
Bancorpsouth, Inc.	30,746	781,563
Bank of Hawaii Corp.(a)	14,616	864,390
CapitalSource, Inc.	68,837	989,188
Investors Bancorp, Inc.	38,554	986,211
Other Securities^(a)	1,206,790	24,571,004
		28,192,356
Commercial Services & Supplies — 2.5%
Deluxe Corp.	16,300	850,697
Other Securities^(a)	332,886	8,228,278
		9,078,975
Communications Equipment — 1.9%
Other Securities^(a)	447,993	6,800,453
		6,800,453
Computers & Peripherals — 0.7%
Other Securities^(a)	124,861	2,541,993
		2,541,993
Construction & Engineering — 1.0%
Other Securities^(a)	148,270	3,711,968
		3,711,968
Construction Materials — 0.2%
Other Securities^(a)	19,132	639,307
		639,307
Consumer Finance — 0.9%
Other Securities^(a)	97,900	3,390,271
		3,390,271
Containers & Packaging — 0.3%
Other Securities^(a)	86,731	1,163,682
		1,163,682
Distributors — 0.3%
Pool Corp.	13,484	783,960
Other Securities^	6,592	243,371
		1,027,331
Diversified Consumer Services — 1.1%
Other Securities^(a)	149,811	3,925,048
		3,925,048
Diversified Financial Services — 0.5%
Other Securities^(a)	64,408	1,739,307
		1,739,307
Diversified Telecommunication Services — 0.5%
Other Securities^(a)	194,314	1,967,265
		1,967,265
Electric Utilities — 0.9%
Other Securities^(a)	83,888	3,347,566
		3,347,566
Electrical Equipment — 1.6%
EnerSys, Inc.	12,221	856,570
Generac Holdings, Inc.	15,486	877,127
Other Securities^(a)	152,178	3,847,061
		5,580,758
Electronic Equipment, Instruments & Components — 3.3%
Anixter International, Inc.	10,952	983,928
Belden, Inc.	14,228	1,002,363
Cognex Corp.*	20,722	791,166
Other Securities^(a)	400,258	9,221,994
		11,999,451

See notes to financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services — 2.0%
Helix Energy Solutions Group, Inc.*	33,846	$784,550
Other Securities^(a)	321,940	6,259,141
		7,043,691
Food & Staples Retailing — 1.5%
Casey’s General Stores, Inc.	11,874	834,148
Harris Teeter Supermarkets, Inc.	16,859	831,992
Other Securities^(a)	146,677	3,705,429
		5,371,569
Food Products — 2.1%
Darling International, Inc.*	37,935	792,083
Other Securities^(a)	213,655	6,768,371
		7,560,454
Gas Utilities — 0.6%
Other Securities^(a)	39,947	1,975,811
		1,975,811
Health Care Equipment & Supplies — 3.1%
West Pharmaceutical Services, Inc.	21,087	1,034,528
Other Securities^(a)	366,217	10,015,775
		11,050,303
Health Care Providers & Services — 3.8%
Healthsouth Corp.	28,764	958,416
VCA Antech, Inc.*	29,029	910,349
Other Securities^(a)	437,069	11,920,891
		13,789,656
Health Care Technology — 0.6%
Other Securities^(a)	84,509	2,063,153
		2,063,153
Hotels, Restaurants & Leisure — 4.3%
Bally Technologies, Inc.(a)*	12,599	988,392
Buffalo Wild Wings, Inc.(a)*	5,933	873,338
Cheesecake Factory, Inc. (The)(a)	16,891	815,329
Vail Resorts, Inc.(a)	11,911	896,065
Other Securities^(a)	446,123	11,944,257
		15,517,381
Household Durables — 1.1%
Other Securities^(a)	130,157	3,907,292
		3,907,292
Household Products — 0.3%
Other Securities^(a)	24,452	916,064
		916,064
Independent Power Producers & Energy Traders — 0.1%
Other Securities^(a)	27,857	466,607
		466,607
Industrial Conglomerates — 0.1%
Other Securities^	8,900	366,146

Insurance — 4.7%
Aspen Insurance Holdings Ltd.	20,865	861,933
CNO Financial Group, Inc.	60,833	1,076,136
MBIA, Inc.(a)*	64,963	775,658
Other Securities^(a)	460,226	14,107,247
		16,820,974
Internet & Catalog Retail — 0.6%
Other Securities^(a)	108,224	2,145,912
		2,145,912
Internet Software & Services — 2.0%
j2 Global, Inc.(a)	15,658	783,057
Other Securities^(a)	321,540	6,584,485
		7,367,542
IT Services — 3.0%
Acxiom Corp.*	24,835	918,398
Other Securities^(a)	366,260	9,889,651
		10,808,049
Leisure Equipment & Products — 0.3%
Other Securities^(a)	64,210	1,153,210
		1,153,210
Life Sciences Tools & Services — 0.6%
Charles River Laboratories International,
Inc.*	15,456	819,786
Other Securities^(a)	80,164	1,224,838
		2,044,624
Machinery — 4.1%
Actuant Corp., Class A	24,582	900,684
Manitowoc Co., Inc. (The)(a)	41,949	978,251
Other Securities^(a)	380,649	12,826,146
		14,705,081
Marine — 0.1%
Other Securities^(a)	17,971	306,204
		306,204
Media — 2.1%
Live Nation Entertainment, Inc.*	44,152	872,443
Other Securities^(a)	362,191	6,678,630
		7,551,073
Metals & Mining — 1.3%
Worthington Industries, Inc.	22,300	938,384
Other Securities^(a)	241,483	3,579,663
		4,518,047
Multi-Utilities — 0.3%
Other Securities^(a)	26,800	1,054,987
		1,054,987
Multiline Retail — 0.2%
Other Securities^(a)	31,840	671,946
		671,946

See notes to financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Office Electronics — 0.2%
Other Securities^	12,122	$655,558

Oil, Gas & Consumable Fuels — 3.0%
SemGroup Corp., Class A	11,786	768,801
Western Refining, Inc.(a)	26,043	1,104,484
Other Securities^(a)	574,254	8,802,065
		10,675,350
Paper & Forest Products — 0.8%
Other Securities^(a)	81,605	2,777,811
		2,777,811
Personal Products — 0.4%
Other Securities^(a)	47,783	1,541,757
		1,541,757
Pharmaceuticals — 1.3%
Medicines Co. (The)*	20,564	794,182
Viropharma, Inc.*	25,800	1,286,130
Other Securities^(a)	126,629	2,654,840
		4,735,152
Professional Services — 1.5%
Other Securities^(a)	239,861	5,499,678
		5,499,678
Real Estate Investment Trusts (REITs) — 0.1%
Other Securities^	15,189	420,832
		420,832
Real Estate Management & Development — 0.9%
Altisource Portfolio Solutions SA*	6,567	1,041,723
Other Securities^(a)	52,348	2,025,058
		3,066,781
Road & Rail — 1.5%
AMERCO*	3,499	832,202
Other Securities^(a)	168,333	4,452,051
		5,284,253
Semiconductors & Semiconductor Equipment — 3.5%
Other Securities^(a)	906,002	12,734,543
		12,734,543
Software — 3.2%
Mentor Graphics Corp.	33,936	816,839
Tyler Technologies, Inc.*	8,702	888,735
Other Securities^(a)	404,209	9,732,452
		11,438,026
Specialty Retail — 4.6%
Buckle, Inc. (The)(a)	15,609	820,409
Lumber Liquidators Holdings, Inc.*	7,669	789,063
Penske Auto Group, Inc.	20,300	957,348
Pier 1 Imports, Inc.	33,766	779,319
Other Securities^(a)	536,777	13,251,325
		16,597,464
Textiles, Apparel & Luxury Goods — 1.7%
Other Securities^(a)	180,336	6,248,857
		6,248,857
Thrifts & Mortgage Finance — 1.7%
Other Securities^(a)	409,544	5,968,965
		5,968,965
Tobacco — 0.1%
Other Securities^(a)	24,562	377,447
		377,447
Trading Companies & Distributors — 1.4%
Other Securities^(a)	154,808	5,139,673
		5,139,673
Transportation Infrastructure — 0.1%
Other Securities^	17,622	386,274

Water Utilities — 0.2%
Other Securities^(a)	27,330	690,726
		690,726
Wireless Telecommunication Services — 0.1%
Other Securities^	18,792	386,140
		386,140
TOTAL COMMON STOCKS
(Identified Cost $226,193,770		358,038,211

RIGHTS & WARRANTS — 0.0%
Construction Materials — 0.0%
Other Securities^	670	2,516
		2,516
Health Care Equipment & Supplies — 0.0%
Other Securities^(b)	79	—

Pharmaceuticals — 0.0%
Other Securities^(b)	14,384	—

TOTAL RIGHTS & WARRANTS
(Identified Cost $85,661)		2,516

SHORT-TERM INVESTMENTS — 0.5%
Other — 0.5%
SSgA Government
Money Market Fund	1	1
SSgA Money Market Fund	1,725,107	1,725,107
		1,725,108
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,725,108)		1,725,108
See notes to financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COLLATERAL FOR SECURITIES ON LOAN — 19.9%
State Street Navigator Securities
Lending Prime Portfolio	71,559,363	$71,559,363

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $71,559,363)		71,559,363

Total Investments — 120.0%
(Identified Cost $299,563,902)#		431,325,198
Liabilities, Less Cash and
Other Assets — (20.0%)		(71,841,260)
Net Assets — 100.0%		$359,483,938

†	See Note 1.
*	Non-income producing security.
^

The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Some of the individual securities within this category may include non-income producing securities.

(a)	A portion or all of the security/securities were held on loan. As of December 31, 2013, the market value of the securities on loan was $71,317,469.
(b)	Bankrupt security/delisted.
#

At December 31, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $299,563,902. Net unrealized appreciation aggregated $131,761,296 of which $143,573,026 related to appreciated investment securities and $11,811,730 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.2%
Australia — 5.2%
Wesfarmers Ltd.	209,194	$8,226,204
Other Securities^(a)	3,900,583	26,176,737
		34,402,941
Austria — 0.3%
Other Securities^	48,255	1,685,058
		1,685,058
Belgium — 1.5%
Other Securities^(a)	151,994	9,922,603
		9,922,603
Canada — 9.5%
Canadian Natural Resources Ltd.(a)	121,797	4,120,861
Canadian Natural Resources Ltd.	81,115	2,744,932
Goldcorp, Inc.	63,211	1,371,035
Goldcorp, Inc.	89,575	1,941,090
Manulife Financial Corp.	260,840	5,146,817
Sun Life Financial, Inc.	99,837	3,526,368
Suncor Energy, Inc.	259,369	9,092,870
Suncor Energy, Inc.	27,648	969,062
Thomson Reuters Corp.(a)	106,534	4,028,685
Other Securities^(a)	1,509,720	29,176,674
		62,118,394
Cayman Islands — 0.0%
Other Securities^	240,000	129,064

Denmark — 1.6%
Danske Bank A/S*	157,972	3,623,939
Other Securities^(a)	87,360	7,090,525
		10,714,464
Finland — 1.1%
Other Securities^(a)	607,490	7,486,371
		7,486,371
France — 10.8%
AXA SA	318,289	8,849,352
BNP Paribas SA	145,700	11,354,892
Cie de Saint-Gobain	82,271	4,524,377
GDF Suez	296,273	6,967,624
Orange SA(a)	358,763	4,441,950
Societe Generale SA	93,114	5,408,250
Vivendi SA	298,408	7,863,505
Other Securities^(a)	768,701	21,086,147
		70,496,097
Germany — 8.0%
Allianz SE	34,501	6,186,803
Bayerische Motoren Werke AG	42,082	4,933,572
Daimler AG	164,441	14,229,325
Deutsche Bank AG	25,910	1,235,968
Deutsche Bank AG	83,065	4,007,056
E.On AG	301,790	5,569,537
Muenchener Rueckversicherungs AG	21,394	4,713,489
Other Securities^(a)	400,496	11,600,965
		52,476,715
Greece — 0.0%
Other Securities^	12,898	134,498

Hong Kong — 2.1%
Hutchison Whampoa Ltd.	266,000	3,619,024
Other Securities^(a)	3,090,214	10,031,053
		13,650,077
Ireland — 0.1%
Other Securities^	1,084,149	812,012
		812,012
Israel — 0.3%
Other Securities^	475,738	1,906,341
		1,906,341
Italy — 1.4%
UniCredit SpA	597,192	4,419,975
Other Securities^(a)	3,914,488	4,917,591
		9,337,566
Japan — 20.1%
Mitsubishi Corp.	220,900	4,230,893
Mitsubishi UFJ Financial Group, Inc.	1,137,000	7,492,907
Mitsubishi UFJ
Financial Group, Inc., ADR	1,031,340	6,889,351
Mitsui & Co., Ltd.	271,400	3,775,529
Mizuho Financial Group, Inc.	1,917,800	4,152,107
Nippon Steel Sumitomo Metal Corp.	1,234,275	4,125,580
NTT DOCOMO, Inc.	267,400	4,380,068
Sony Corp., ADR(a)	212,565	3,675,249
Other Securities^(a)	11,896,650	92,696,439
		131,418,123
Netherlands — 3.7%
ING Groep NV*	513,355	7,132,844
Other Securities^(a)	794,772	16,826,249
		23,959,093
New Zealand — 0.1%
Other Securities^	157,799	646,728
		646,728
Norway — 0.7%
Other Securities^(a)	509,675	4,558,097
		4,558,097
Portugal — 0.1%
Other Securities^(a)	414,564	592,558

Singapore — 1.0%
Other Securities^(a)	3,622,457	6,661,521
		6,661,521
Spain — 2.2%
Banco Santander SA	500,138	4,476,385
Iberdrola SA	681,047	4,342,605
Other Securities^(a)	834,455	5,577,946
		14,396,936

See notes to financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Sweden — 3.0%
Nordea Bank AB	353,398	$4,760,984
SSAB AB, B Shares	279,497	3,684,997
Telefonaktiebolaget LM Ericsson	320,913	3,916,707
Other Securities^(a)	456,004	7,090,594
		19,453,282
Switzerland — 7.6%
Credit Suisse Group AG*	244,391	7,471,041
Holcim Ltd.*	63,904	4,781,786
Novartis AG	90,817	7,248,664
Swiss Re AG*	90,262	8,302,222
UBS AG*	347,194	6,585,418
Zurich Insurance Group AG*	24,273	7,033,878
Other Securities^	104,924	8,084,492
		49,507,501
United Kingdom — 18.8%
Barclays PLC	1,559,321	7,022,177
BP PLC, ADR	533,536	25,935,185
Glencore Xstrata PLC*	908,194	4,702,770
HSBC Holdings PLC, ADR(a)	220,708	12,167,632
Lloyds Banking Group PLC*	5,928,406	7,743,763
Royal Dutch Shell PLC, ADR(a)	227,594	17,094,585
Royal Dutch Shell PLC, ADR	87,621	6,244,749
Vodafone Group PLC, ADR	5,113,600	20,068,841
Other Securities^(a)	3,034,795	22,207,034
		123,186,736
TOTAL COMMON STOCKS
(Identified Cost $530,865,146)		649,652,776

PREFERRED STOCKS — 0.0%
Germany — 0.0%
Other Securities^	2,494	259,589

TOTAL PREFERRED STOCKS
(Identified Cost $153,233)		259,589

RIGHTS & WARRANTS — 0.0%
Spain — 0.0%
Other Securities^(a)	74,369	50,745

Canada — 0.0%
Other Securities^(a)	42,111	40,427

TOTAL RIGHTS & WARRANTS
(Identified Cost $118,394)		91,172

SHORT-TERM INVESTMENTS — 0.4%
United States — 0.4%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	2,687,167	2,687,167
		2,687,168
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,687,168)		2,687,168

COLLATERAL FOR SECURITIES ON LOAN — 8.7%
Short-Term — 8.7%
State Street Navigator Securities
Lending Prime Portfolio	56,899,719	56,899,719

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $56,899,719)		56,899,719

Total Investments — 108.3%
(Identified Cost $590,723,660)#		709,590,424
Liabilities, Less Cash and
Other Assets — (8.3%)		(54,635,474)
Net Assets — 100.0%		$654,954,950

†	See Note 1.
^

The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Some of the individual securities within this category may include non-income producing securities.

(a)	A portion or all of the security/securities were held on loan. As of December 31, 2013, the market value of the securities on loan was $56,040,998.
*	Non-income producing security.
#

At December 31, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $590,723,660. Net unrealized appreciation aggregated $118,866,764 of which $151,834,810 related to appreciated investment securities and $32,968,046 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

Ten Largest Industry Holdings as of December 31, 2013
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	19.0%
Oil, Gas & Consumable Fuels	14.3%
Insurance	9.8%
Metals & Mining	5.0%
Automobiles	4.2%
Wireless Telecommunication Services	3.7%
Capital Markets	3.5%
Chemicals	3.1%
Food & Staples Retailing	3.0%
Trading Companies & Distributors	3.0%

See notes to financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

Country Weightings
(% of portfolio market value)

See notes to financial statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 99.9%
Other — 99.9%
DFA International Small
Company Portfolio(a)	15,653,956	$300,712,504

TOTAL MUTUAL FUNDS
(Identified Cost $178,703,743)		300,712,504

Total Investments — 99.9%
(Identified Cost $178,703,743)#		300,712,504
Cash and Other Assets,
Less Liabilities — 0.1%		432,504
Net Assets — 100.0%		$301,145,008

†	See Note 1.
(a)	Please refer to the Portfolio of Investments of the DFA Investment Dimensions Group, Inc., International Small Company Portfolio included elsewhere in this report.
#

At December 31, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $178,703,743. Net unrealized appreciation aggregated $122,008,761, which related solely to appreciated investment securities.

See notes to financial statements.

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 94.9%
Brazil — 6.2%
Banco do Brasil SA	58,975	$609,935
Banco Santander Brasil SA, ADR	121,640	742,004
BM&FBOVESPA SA	187,206	877,609
Gerdau SA, ADR(a)	159,539	1,250,786
JBS SA	156,629	582,234
Petroleo Brasileiro SA	24,892	168,707
Petroleo Brasileiro SA, ADR(a)	156,699	2,159,312
Other Securities^(a)	438,490	1,500,862
		7,891,449
Chile — 1.7%
Enersis SA, ADR	52,969	794,005
Other Securities^(a)	1,328,814	1,392,606
		2,186,611
China — 14.4%
Bank of China Ltd., H Shares	4,779,902	2,200,618
China Construction
Bank Corp., H Shares	2,767,810	2,088,092
China Petroleum &
Chemical Corp., ADR	17,646	1,449,972
China Petroleum &
Chemical Corp., H Shares	826,400	674,608
China Unicom Hong Kong Ltd., ADR(a)	42,156	634,869
Industrial & Commercial
Bank of China Ltd., H Shares	1,535,000	1,037,282
Other Securities^(a)	20,057,342	10,249,228
		18,334,669
Colombia — 0.6%
Other Securities^	83,433	734,286
		734,286
Czech Republic — 0.5%
Other Securities^	35,454	658,185
		658,185
Greece — 0.1%
Other Securities^	14,403	139,483
		139,483
Hungary — 0.2%
Other Securities^	13,564	257,371
		257,371
India — 7.9%
ICICI Bank Ltd., ADR(a)	14,990	557,178
Reliance Industries Ltd.	193,021	2,789,763
Other Securities^(b)	2,627,283	6,689,576
		10,036,517
Indonesia — 2.1%
Other Securities^	24,113,604	2,660,328
		2,660,328
Korea — 14.3%
Hana Financial Group, Inc.	20,521	853,624
Hyundai Heavy Industries Co., Ltd.	3,031	738,112
Hyundai Motor Co.*	2,560	573,686
Hyundai Steel Co.*	7,089	579,695
KB Financial Group, Inc., ADR*	27,494	1,113,782
LG Corp.*	9,696	587,998
LG Electronics, Inc.*	12,798	825,834
POSCO, ADR	26,341	2,054,598
Samsung C&T Corp.*	11,993	688,659
Shinhan Financial
Group Co., Ltd., ADR*	24,410	1,115,537
SK Innovation Co., Ltd.*	7,248	971,803
Other Securities^(a)	327,230	8,168,844
		18,272,172
Malaysia — 4.4%
Other Securities^	5,640,736	5,572,763
		5,572,763
Mexico — 7.1%
Alfa SAB de CV, Class A	314,000	885,015
Cemex SAB de CV*	460,361	539,465
Cemex SAB de CV, ADR(a)*	74,761	884,423
Fomento Economico Mexicano
SAB de CV, ADR(a)	20,700	2,025,909
Grupo Financiero Banorte SAB de CV	112,200	784,923
Grupo Mexico SAB de CV, Series B	245,069	809,170
Other Securities^(a)	642,291	3,154,787
		9,083,692
Philippines — 0.9%
Other Securities^	5,458,836	1,188,908
		1,188,908
Poland — 2.2%
PGE SA	184,421	993,818
Polski Koncern Naftowy Orlen SA	75,525	1,024,983
Other Securities^	189,174	722,431
		2,741,232
Russia — 4.8%
Federal Hydrogenerating Co., ADR	317,400	547,833
Gazprom OAO, ADR	632,816	5,410,577
Other Securities^(a)	50,656	144,674
		6,103,084
South Africa — 7.7%
AngloGold Ashanti Ltd., ADR	47,650	558,458
Impala Platinum Holdings Ltd.	58,421	685,013
Sasol Ltd.	25,479	1,249,661
Sasol Ltd., ADR(a)	13,405	662,877
Standard Bank Group Ltd.	86,122	1,062,527
Steinhoff International Holdings Ltd.	188,768	812,116
Other Securities^(a)	1,005,656	4,794,819
		9,825,471

See notes to financial statements.

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan — 15.2%
Chinatrust Financial Holding Co., Ltd.	826,863	$564,587
Fubon Financial Holding Co., Ltd.	684,211	1,000,943
Mega Financial Holding Co., Ltd.	851,704	717,291
United Microelectronics Corp.	2,063,513	855,080
Yuanta Financial Holding Co., Ltd.	1,319,503	788,067
Other Securities^(a)	24,120,587	15,476,212
		19,402,180
Thailand — 3.0%
PTT PCL	130,100	1,132,337
Other Securities^(a)	5,907,003	2,633,839
		3,766,176
Turkey — 1.6%
Other Securities^	1,135,796	2,003,276
		2,003,276
TOTAL COMMON STOCKS
(Identified Cost $120,524,617)		120,857,853

PREFERRED STOCKS — 3.5%
Brazil — 3.5%
Petroleo Brasileiro SA	66,359	480,412
Petroleo Brasileiro SA, ADR(a)	182,666	2,683,364
Usinas Siderurgicas de Minas
Gerais SA, PF A*	96,030	578,398
Other Securities^(a)	101,487	709,192
		4,451,366
Colombia — 0.0%
Other Securities^	5,063	51,132
		51,132
TOTAL PREFERRED STOCKS
(Identified Cost $6,450,576)		4,502,498

RIGHTS & WARRANTS — 0.0%
Malaysia — 0.0%
Other Securities^	18,275	17,463

TOTAL RIGHTS & WARRANTS
(Identified Cost $8,611)		17,463

SHORT-TERM INVESTMENTS — 1.2%
United States — 1.2%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	1,485,596	1,485,596
		1,485,597
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,485,597)		1,485,597

COLLATERAL FOR SECURITIES ON LOAN — 11.0%
Short-Term — 11.0%
State Street Navigator Securities
Lending Prime Portfolio	14,091,429	14,091,429

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $14,091,429)		14,091,429

Total Investments — 110.6%
(Identified Cost $142,560,830)#		140,954,840
Liabilities, Less Cash and
Other Assets — (10.6%)		(13,566,325)
Net Assets — 100.0%		$127,388,515

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2013, the market value of the securities on loan was $13,580,354.
(b)

144A securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2013 amounted to $466,586 or 0.37% of the net assets of the Fund.

^

The Summary Portfolio of Investments does not reflect the Fund’s complete portfolio holdings. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1% of the net assets of the Fund. Some of the individual securities within this category may include non-income producing securities.

*	Non-income producing security.
#

At December 31, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $142,560,830. Net unrealized depreciation aggregated $1,605,990 of which $15,305,785 related to appreciated investment securities and $16,911,775 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt

Ten Largest Industry Holdings as of December 31, 2013
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	18.9%
Oil, Gas & Consumable Fuels	18.8%
Metals & Mining	10.0%
Industrial Conglomerates	3.5%
Real Estate Management & Development	3.5%
Chemicals	2.8%
Electronic Equipment, Instruments & Components	2.6%
Electric Utilities	2.5%
Construction Materials	2.5%
Diversified Financial Services	2.3%

See notes to financial statements.

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

Country Weightings
(% of portfolio market value)

See notes to financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.0%
Real Estate Investment Trusts (REITs) — 99.0%
Acadia Realty Trust(a)	13,313	$330,562
Agree Realty Corp.(a)	2,850	82,707
Alexander’s, Inc.	676	223,080
Alexandria Real Estate Equities, Inc.	17,342	1,103,298
American Assets Trust, Inc.(a)	8,332	261,875
American Campus
Communities, Inc.(a)	25,451	819,777
American Realty Capital
Properties, Inc.(a)	28,299	363,925
American Tower Corp. REIT	3,344	266,918
Apartment Investment &
Management Co.	35,355	916,048
Ashford Hospitality Prime, Inc.(a)	3,566	64,901
Ashford Hospitality Trust, Inc.(a)	17,832	147,649
Associated Estates Realty Corp.(a)	11,801	189,406
AvalonBay Communities, Inc.(a)	30,029	3,550,329
BioMed Realty Trust, Inc.(a)	46,892	849,683
Boston Properties, Inc.(a)	36,682	3,681,772
Brandywine Realty Trust(a)	37,169	523,711
BRE Properties, Inc.(a)	18,114	991,017
Camden Property Trust	20,706	1,177,757
Campus Crest Communities, Inc.(a)	14,805	139,315
CBL & Associates Properties, Inc.	39,133	702,829
Cedar Realty Trust, Inc.(a)	13,325	83,414
Chatham Lodging Trust(a)	1,947	39,816
Chesapeake Lodging Trust(a)	11,394	288,154
CommonWealth REIT(a)	17,838	415,804
Corporate Office Properties Trust(a)	21,214	502,560
Cousins Properties, Inc.(a)	43,431	447,339
CubeSmart	31,381	500,213
DCT Industrial Trust, Inc.	76,653	546,536
DDR Corp.(a)	73,924	1,136,212
DiamondRock Hospitality Co.(a)	46,400	535,920
Digital Realty Trust, Inc.(a)	31,364	1,540,600
Douglas Emmett, Inc.(a)	32,771	763,237
Duke Realty Corp.	78,808	1,185,272
DuPont Fabros Technology, Inc.(a)	15,555	384,364
EastGroup Properties, Inc.(a)	7,314	423,700
Education Realty Trust, Inc.	27,645	243,829
EPR Properties(a)	12,288	604,078
Equity Lifestyle Properties, Inc.	19,150	693,804
Equity One, Inc.(a)	16,103	361,351
Equity Residential(a)	82,999	4,305,158
Essex Property Trust, Inc.	9,301	1,334,786
Excel Trust, Inc.(a)	10,936	124,561
Extra Space Storage, Inc.(a)	25,628	1,079,708
Federal Realty Investment Trust(a)	15,797	1,601,974
FelCor Lodging Trust, Inc.(a)*	26,813	218,794
First Industrial Realty Trust, Inc.(a)	25,028	436,739
First Potomac Realty Trust(a)	14,150	164,564
Franklin Street Properties Corp.	21,224	253,627
General Growth Properties, Inc.(a)	114,395	2,295,908
Getty Realty Corp.	5,900	108,383
Gladstone Commercial Corp.	1,556	27,961
Glimcher Realty Trust	34,863	326,318
Government Properties
Income Trust(a)	13,169	327,250
HCP, Inc.	111,255	4,040,782
Health Care REIT, Inc.	70,754	3,790,292
Healthcare Realty Trust, Inc.	23,302	496,566
Hersha Hospitality Trust	42,394	236,135
Highwoods Properties, Inc.(a)	21,945	793,751
Home Properties, Inc.	13,897	745,157
Hospitality Properties Trust	36,181	977,972
Host Hotels & Resorts, Inc.(a)	183,185	3,561,116
Hudson Pacific Properties, Inc.(a)	10,401	227,470
Inland Real Estate Corp.(a)	21,029	221,225
Investors Real Estate Trust	24,448	209,764
Kilroy Realty Corp.(a)	19,914	999,284
Kimco Realty Corp.(a)	99,017	1,955,586
Kite Realty Group Trust(a)	24,289	159,579
LaSalle Hotel Properties(a)	24,729	763,137
Lexington Realty Trust(a)	49,496	505,354
Liberty Property Trust	35,083	1,188,261
LTC Properties, Inc.	8,142	288,145
Macerich Co. (The)(a)	34,391	2,025,286
Mack-Cali Realty Corp.(a)	20,343	436,968
Medical Properties Trust, Inc.(a)	38,346	468,588
Mid-America Apartment
Communities, Inc.(a)	18,180	1,104,253
Monmouth Real Estate Investment
Corp., Class A	6,321	57,458
National Health Investors, Inc.(a)	6,132	344,005
National Retail Properties, Inc.(a)	29,240	886,849
Omega Healthcare Investors, Inc.	29,429	876,984
One Liberty Properties, Inc.	1,927	38,790
Parkway Properties, Inc.	9,959	192,109
Pebblebrook Hotel Trust(a)	13,013	400,280
Pennsylvania Real Estate
Investment Trust	15,865	301,118
Piedmont Office Realty Trust, Inc.,
Class A	39,545	653,283
Post Properties, Inc.(a)	13,112	593,056
Prologis, Inc.(a)	120,666	4,458,609
PS Business Parks, Inc.	4,582	350,156
Public Storage	34,756	5,231,473
Ramco-Gershenson
Properties Trust(a)	14,261	224,468
Realty Income Corp.(a)	49,839	1,860,490
Regency Centers Corp.(a)	22,180	1,026,934
Retail Opportunity
Investments Corp.(a)	17,098	251,683
Retail Properties of America, Inc.,
Class A(a)	53,657	682,517
RLJ Lodging Trust	25,303	615,369
Rouse Properties, Inc. REIT(a)	3,972	88,139
Ryman Hospitality Properties(a)	10,339	431,963
Sabra Healthcare REIT, Inc.(a)	9,075	237,220
Saul Centers, Inc.	3,133	149,538
Senior Housing Properties Trust(a)	45,647	1,014,733
Simon Property Group, Inc.	74,792	11,380,351
SL Green Realty Corp.(a)	22,711	2,098,042

See notes to financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
Sotherly Hotels, Inc.(a)	100	$594
Sovran Self Storage, Inc.(a)	7,623	496,791
Strategic Hotels & Resorts, Inc.*	38,591	364,685
Summit Hotel Properties, Inc.	17,125	154,125
Sun Communities, Inc.(a)	8,207	349,946
Sunstone Hotel Investors, Inc.	44,348	594,263
Supertel Hospitality, Inc.*	274	669
Tanger Factory Outlet Centers(a)	22,716	727,366
Taubman Centers, Inc.	15,299	977,912
UDR, Inc.(a)	60,618	1,415,430
UMH Properties, Inc.(a)	1,915	18,039
Universal Health Realty Income Trust	2,700	108,162
Urstadt Biddle Properties, Inc.(a)	1,000	15,850
Urstadt Biddle Properties, Inc.,
Class A(a)	4,600	84,870
Ventas, Inc.	70,910	4,061,725
Vornado Realty Trust	40,082	3,558,881
Washington Real Estate
Investment Trust(a)	16,096	376,003
Weingarten Realty Investors(a)	27,700	759,534
Whitestone REIT, Class B	2,705	36,166
Winthrop Realty Trust	7,334	81,041
WP Carey, Inc.(a)	4,348	266,750
		113,777,583
TOTAL COMMON STOCKS
(Identified Cost $90,404,762)		113,777,583

SHORT-TERM INVESTMENTS — 0.6%
United States — 0.6%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	689,072	689,072
		689,073
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $689,073)		689,073

COLLATERAL FOR SECURITIES ON LOAN — 32.3%
Short-Term — 32.3%
State Street Navigator Securities
Lending Prime Portfolio	37,143,747	37,143,747

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $37,143,747)		37,143,747

Total Investments — 131.9%
(Identified Cost $128,237,582)#		151,610,403
Liabilities, Less Cash and
Other Assets — (31.9%)		(36,707,959)
Net Assets — 100.0%		$114,902,444

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2013, the market value of the securities on loan was $36,181,892.
*	Non-income producing security.
#	At December 31, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $128,237,582. Net unrealized appreciation aggregated $23,372,821 of which $24,748,133 related to appreciated investment securities and $1,375,312 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

Portfolio Sectors
(% of portfolio market value)

See notes to financial statements.

(This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2013 (Unaudited)

	SA	SA	SA
	U.S. Fixed	Global Fixed	U.S. Core
	Income Fund	Income Fund	Market Fund
ASSETS
Investments in securities, at value	$493,597,120	$710,741,002	$614,457,908
Cash	633	778	9,558
Foreign currency, at value	—	3,369,549	—
Receivable for investments sold	—	—	133,031
Dividends and interest receivable	2,244,819	5,297,736	669,277
Receivable for fund shares sold	2,246,661	1,783,607	1,809,846
Unrealized appreciation on forward foreign currency
exchange contracts (Note 1)	—	298,982	—
Receivable from the Adviser (Note 2)	39,729	—	—
Receivable for tax reclaims	—	—	100
Prepaid expenses	18,785	22,851	17,399
Other assets	4,983	—	—
Total Assets	498,152,730	721,514,505	617,097,119

LIABILITIES
Payable for investments purchased	—	3,983,008	—
Payable for fund shares redeemed	312,352	369,039	165,327
Collateral for securities on loan (Note 1)	—	47,440,584	27,521,482
Unrealized depreciation on forward foreign currency
exchange contracts (Note 1)	—	3,081,169	—
Advisory fee payable (Note 2)	83,569	173,979	252,806
Sub-Advisory fee payable (Note 2)	41,785	28,203	22,368
Administration fee payable (Note 2)	41,785	56,407	48,415
Sub-Administration fee payable (Note 2)	7,183	11,054	7,700
Custody and accounting fees payable	5,897	11,493	3,865
Trustees’ fees payable (Note 2)	7,002	7,002	7,002
Shareholder servicing fee payable (Note 2)	104,462	141,017	121,037
Transfer agent fee payable	1,323	1,608	1,597
Professional fees payable	13,054	13,054	56,743
Accrued expenses and other liabilities	2,749	14,716	6,855
Total Liabilities	621,161	55,332,333	28,215,197

NET ASSETS	$497,531,569	$666,182,172	$588,881,922
NET ASSETS CONSIST OF:
Capital paid in	$498,033,904	$668,898,571	$356,134,203
Undistributed/(overdistributed) net investment income	(867,114)	(4,092,329)	(52,251)
Accumulated net realized gain/(loss)	55,927	(14,709,624)	(51,837,020)
Net unrealized appreciation/(depreciation) on:
Investments (1)	308,852	18,791,748	284,636,990
Foreign currency and forward currency transactions	—	(2,706,194)	—

NET ASSETS	$497,531,569	$666,182,172	$588,881,922

Shares of beneficial interest outstanding
($0.01 par value, unlimited shares authorized)	48,817,775	69,272,591	33,833,540
Net asset value per share	$10.19	$9.62	$17.41

Identified cost of investments	$493,288,268	$691,949,254	$329,820,918
Cost of foreign currency	$—	$3,357,722	$—
(1) Net of deferred capital gain country tax of:	$—	$—	$—

See notes to financial statements.

SA	SA U.S.	SA International	SA International	SA	SA
U.S. Value	Small Company	Value	Small Company	Emerging Markets	Real Estate
Fund	Fund	Fund	Fund	Value Fund	Securities Fund

$494,375,365	$431,325,198	$709,590,424	$300,712,504	$140,954,840	$151,610,403
7,179	18,695	263	66	855	128
—	—	1,001,844	—	1,236,663	—
10,597	624,392	50,426	—	72,487	—
423,752	252,724	1,007,585	—	35,617	536,175
1,323,016	884,690	1,644,727	734,511	591,039	470,172

—	—	—	—	—	—
—	42,655	—	—	52,618	30,417
558	45	138,630	—	3,370	—
16,367	15,251	19,394	16,031	12,201	10,815
—	—	—	9,425	—	3,606
496,156,834	433,163,650	713,453,293	301,472,537	142,959,690	152,661,716

—	1,646,644	849,103	—	1,099,658	464,348
116,022	77,938	75,850	49,714	24,450	24,982
28,053,114	71,559,363	56,899,719	—	14,091,429	37,143,747

—	—	—	—	—	—
196,497	148,113	321,464	150,697	63,186	47,799
38,404	103,679	107,155	—	52,655	14,340
38,404	29,622	53,577	24,617	10,531	9,560
6,292	4,634	8,114	3,565	1,428	2,026
4,756	7,013	14,898	6,817	14,087	3,279
7,002	7,002	7,002	7,002	7,002	7,002
96,011	74,056	133,943	61,542	26,327	23,900
519	1,198	1,111	1,193	911	1,241
56,746	17,405	17,405	17,133	18,392	17,048
4,187	3,045	9,002	5,249	161,119	—
28,617,954	73,679,712	58,498,343	327,529	15,571,175	37,759,272

$467,538,880	$359,483,938	$654,954,950	$301,145,008	$127,388,515	$114,902,444

$300,959,697	$221,699,343	$588,761,411	$203,423,683	$129,287,667	$99,555,902
5,713	(248,163)	164,618	(949,399)	(280,903)	458,251
8,437,628	6,271,462	(52,849,778)	(23,338,037)	158,233	(8,484,530)

158,135,842	131,761,296	118,866,764	122,008,761	(1,765,152)	23,372,821
—	—	11,935	—	(11,330)	—

$467,538,880	$359,483,938	$654,954,950	$301,145,008	$127,388,515	$114,902,444

27,676,715	14,323,301	54,736,865	14,514,919	12,845,149	13,570,654
$16.89	$25.10	$11.97	$20.75	$9.92	$8.47

$336,239,523	$299,563,902	$590,723,660	$178,703,743	$142,560,830	$128,237,582
$—	$—	$999,695	$—	$1,247,670	$—
$—	$—	$—	$—	$159,162	$—

STATEMENTS OF OPERATIONS—SIX MONTHS ENDED DECEMBER 31, 2013 (Unaudited)

	SA U.S.	SA Global	SA U.S.
	Fixed Income	Fixed Income	Core Market
	Fund	Fund	Fund
INVESTMENT INCOME
Income:
Dividends	$—	$—	$5,096,693
Interest (1)	973,861	5,534,393	39,670
Other income	—	1,450	7,322
Taxes withheld	—	—	(580)
Total Income	973,861	5,535,843	5,143,105
Expenses:
Advisory fees (Note 2)	463,998	954,986	1,347,749
Shareholder Services fees (Note 2)	579,998	795,822	673,874
Administration fees (Note 2)	231,999	318,329	269,550
Sub-Advisory fees (Note 2)	231,999	159,165	124,532
Expense recouped by Adviser (Note 2)	—	15,654	14,263
Sub-Administration fees (Note 2)	40,255	56,357	46,532
Trustees’ fees and expenses (Note 2)	13,891	13,891	13,891
Custody and accounting fees	38,998	81,252	63,955
Transfer agent fees	43,832	52,329	54,905
Professional fees (4)	48,146	48,146	54,645
Registration fees	15,916	16,979	13,106
Other expenses (5)	22,009	33,722	27,296
Total expenses before waivers and reimbursements:	1,731,041	2,546,632	2,704,298
Less: Fee waiver by Adviser (Note 2)	(223,047)	(3)	(7,972)
Net expenses	1,507,994	2,546,629	2,696,326
Net investment income (loss)	(534,133)	2,989,214	2,446,779

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments (2)	146,439	(153,813)	6,658,655
Distribution from underlying fund	—	—	—
Foreign currency and forward currency transactions	—	(13,815,091)	—
Increase (decrease) in unrealized appreciation (depreciation) on:
Investments (3)	156,102	19,875,137	75,065,376
Foreign currency and forward currency transactions	—	(7,535,923)	—
Net realized and unrealized gain (loss) on investments and
foreign currency transactions	302,541	(1,629,690)	81,724,031
Net increase (decrease) in net assets resulting from operations	$(231,592)	$1,359,524	$84,170,810
(1) Interest income includes security lending income of:	$—	$78,731	$39,524
(2) Net of capital gain country tax of:	$—	$—	$—
(3) Net of increase of deferred capital gain country tax accrual of:	$—	$—	$—
(4) Professional fees include, but are not limited to, fees associated with legal, audit and tax services.
(5) Other expenses include, but are not limited to, fees associated with insurance and printing services.

See notes to financial statements.

SA U.S.	SA U.S.	SA International	SA International	SA	SA
Value	Small Company	Value	Small Company	Emerging Markets	Real Estate
Fund	Fund	Fund	Fund	Value Fund	Securities Fund

$4,011,266	$2,006,300	$6,652,543	$3,600,011	$1,403,641	$2,324,885
36,383	218,386	254,217	—	25,386	23,274
2,198	5,392	313	—	—	—
—	(543)	(354,575)	—	(227,373)	—
4,049,847	2,229,535	6,552,498	3,600,011	1,201,654	2,348,159

1,072,486	836,850	1,822,792	820,939	344,449	276,289
536,243	418,425	759,496	342,058	143,520	138,145
214,497	167,370	303,799	136,823	57,408	55,258
214,497	585,795	607,597	—	287,041	82,887
4,475	—	—	19,386	—	—
37,123	28,778	51,680	23,046	9,518	10,018
13,891	13,891	13,891	13,891	13,891	13,891
47,924	70,662	119,878	14,282	128,252	24,874
52,384	52,932	52,742	52,979	42,250	44,182
54,648	52,140	52,139	52,084	54,412	52,139
12,326	11,770	15,141	11,402	10,723	9,197
22,746	19,889	33,963	18,813	13,587	11,022
2,283,240	2,258,502	3,833,118	1,505,703	1,105,051	717,902
(30,189)	(250,062)	—	(648)	(272,633)	(165,324)
2,253,051	2,008,440	3,833,118	1,505,055	832,418	552,578
1,796,796	221,095	2,719,380	2,094,956	369,236	1,795,581

19,709,570	13,567,042	6,627,276	531,029	659,627	(142,207)
—	—	—	8,103,200	—	—
—	72	(15,375)	—	(31,720)	—

51,664,482	49,181,408	96,962,576	41,888,342	7,425,752	(6,723,437)
—	3	81,106	—	(5,285)	—

71,374,052	62,748,525	103,655,583	50,522,571	8,048,374	(6,865,644)

$73,170,848	$62,969,620	$106,374,963	$52,617,527	$8,417,610	$(5,070,063)
$36,301	$218,321	$254,265	$—	$25,254	$23,222
$—	$—	$—	$—	$11,819	$—
$—	$—	$—	$—	$18,549	$—

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Six Months Ended
	12/31/2013	Year Ended
	(Unaudited)	06/30/2013
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(534,133)	$(541,196)
Net realized gain (loss) on investments and foreign currency transactions	146,439	192,093
Net increase (decrease) in unrealized appreciation (depreciation)	156,102	(271,615)
Net increase (decrease) in net assets from operations	(231,592)	(620,718)

Distributions to shareholders from:
Net investment income	—	—
Net realized gains	(114,951)	(1,132,175)
Total distributions	(114,951)	(1,132,175)

Share transactions
Proceeds from sale of shares	101,258,487	142,936,464
Value of distributions reinvested	113,239	1,064,154
Cost of shares redeemed	(34,469,286)	(79,972,538)
Total share transactions	66,902,440	64,028,080
Total increase in net assets	66,555,897	62,275,187
NET ASSETS
Beginning of period	430,975,672	368,700,485
End of period	$497,531,569	$430,975,672

Undistributed/(overdistributed) net investment income, end of period	$(867,114)	$(332,981)
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	9,929,150	13,973,418
Issued for distributions reinvested	11,113	104,124
Shares redeemed	(3,379,961)	(7,816,384)
Net increase (decrease) in fund shares	6,560,302	6,261,158

See notes to financial statements.

SA Global Fixed Income Fund		SA U.S. Core Market Fund
Six Months Ended		Six Months Ended
12/31/2013	Year Ended	12/31/2013	Year Ended
(Unaudited)	06/30/2013	(Unaudited)	06/30/2013

$2,989,214	$6,850,224	$2,446,779	$5,254,419
(13,968,904)	(1,134,338)	6,658,655	6,751,557
12,339,214	(3,115,709)	75,065,376	71,474,942
1,359,524	2,600,177	84,170,810	83,480,918

(5,661,444)	(18,345,686)	(4,667,969)	(6,061,008)
—	—	—	—
(5,661,444)	(18,345,686)	(4,667,969)	(6,061,008)

110,939,153	152,090,289	76,840,743	90,058,590
5,604,172	17,668,749	4,624,960	5,706,428
(49,856,769)	(106,052,267)	(54,504,400)	(96,346,286)
66,686,556	63,706,771	26,961,303	(581,268)
62,384,636	47,961,262	106,464,144	76,838,642

603,797,536	555,836,274	482,417,778	405,579,136
$666,182,172	$603,797,536	$588,881,922	$482,417,778

$(4,092,329)	$(1,420,099)	$(52,251)	$2,168,939

11,458,654	15,427,661	4,716,313	6,476,699
582,252	1,795,564	272,057	428,732
(5,150,765)	(10,731,748)	(3,329,221)	(6,984,255)
6,890,141	6,491,477	1,659,149	(78,824)

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Six Months Ended
	12/31/2013	Year Ended
	(Unaudited)	06/30/2013
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,796,796	$3,966,104
Net realized gain on investments and foreign currency transactions	19,709,570	18,448,545
Net increase in unrealized appreciation (depreciation)	51,664,482	73,452,528
Net increase in net assets from operations	73,170,848	95,867,177

Distributions to shareholders from:
Net investment income	(3,577,447)	(3,916,275)
Net realized gains	(8,710,628)	—
Total distributions	(12,288,075)	(3,916,275)

Share transactions
Proceeds from sale of shares	60,810,325	70,076,967
Value of distributions reinvested	12,171,498	3,706,832
Cost of shares redeemed	(50,179,379)	(90,548,996)
Total share transactions	22,802,444	(16,765,197)
Total increase in net assets	83,685,217	75,185,705

NET ASSETS
Beginning of period	383,853,663	308,667,958
End of period	$467,538,880	$383,853,663

Undistributed/(overdistributed) net investment income, end of period	$5,713	$1,786,364
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	3,809,316	5,334,540
Issued for distributions reinvested	736,328	294,427
Shares redeemed	(3,112,068)	(6,899,587)
Net increase (decrease) in fund shares	1,433,576	(1,270,620)

See notes to financial statements.

SA U.S. Small Company Fund		SA International Value Fund
Six Months Ended		Six Months Ended
12/31/2013	Year Ended	12/31/2013	Year Ended
(Unaudited)	06/30/2013	(Unaudited)	06/30/2013

$221,095	$2,567,490	$2,719,380	$11,507,369
13,567,114	6,212,075	6,611,901	9,731,303
49,181,411	56,131,616	97,043,682	51,303,205
62,969,620	64,911,181	106,374,963	72,541,877

(352,555)	(2,945,070)	(11,554,773)	(13,791,111)
(8,734,416)	(286,314)	—	—
(9,086,971)	(3,231,384)	(11,554,773)	(13,791,111)

39,952,897	48,303,977	74,376,914	98,572,089
9,005,698	3,052,323	11,448,261	13,105,005
(41,568,326)	(60,663,696)	(48,113,343)	(90,294,111)
7,390,269	(9,307,396)	37,711,832	21,382,983
61,272,918	52,372,401	132,532,022	80,133,749

298,211,020	245,838,619	522,422,928	442,289,179
$359,483,938	$298,211,020	$654,954,950	$522,422,928

$(248,163)	$(116,703)	$164,618	$9,000,011

1,687,935	2,535,489	6,485,693	9,832,622
370,757	166,976	987,771	1,306,581
(1,739,557)	(3,210,611)	(4,173,983)	(9,069,012)
319,135	(508,146)	3,299,481	2,070,191

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Six Months Ended
	12/31/2013	Year Ended
	(Unaudited)	06/30/2013
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,094,956	$3,167,394
Net realized gain (loss) on investments and foreign currency transactions	8,634,229	733,671
Net increase (decrease) in unrealized appreciation (depreciation)	41,888,342	29,582,512
Net increase (decrease) in net assets from operations	52,617,527	33,483,577

Distributions to shareholders from:
Net investment income	(4,973,670)	(5,088,571)
Net realized gains	—	—
Total distributions	(4,973,670)	(5,088,571)

Share transactions
Proceeds from sale of shares	35,306,402	44,931,449
Value of distributions reinvested	4,926,274	4,800,348
Cost of shares redeemed	(20,044,989)	(37,284,876)
Total share transactions	20,187,687	12,446,921
Total increase in net assets	67,831,544	40,841,927

NET ASSETS
Beginning of period	233,313,464	192,471,537
End of period	$301,145,008	$233,313,464

Undistributed/(overdistributed) net investment income, end of period	$(949,399)	$1,929,315
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	1,799,844	2,654,596
Issued for distributions reinvested	245,699	286,588
Shares redeemed	(1,019,152)	(2,226,593)
Net increase in fund shares	1,026,391	714,591

See notes to financial statements.

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Six Months Ended		Six Months Ended
12/31/2013	Year Ended	12/31/2013	Year Ended
(Unaudited)	06/30/2013	(Unaudited)	06/30/2013

$369,236	$825,915	$1,795,581	$1,628,145
627,907	1,294,012	(142,207)	588,005
7,420,467	(2,779,579)	(6,723,437)	4,776,052
8,417,610	(659,652)	(5,070,063)	6,992,202

(1,050,092)	(644,489)	(2,151,440)	(1,258,912)
(1,030,334)	—	—	—
(2,080,426)	(644,489)	(2,151,440)	(1,258,912)

28,879,630	35,547,528	21,660,235	26,218,401
2,061,142	618,780	2,128,426	1,198,809
(6,880,180)	(14,772,310)	(6,704,374)	(19,537,837)
24,060,592	21,393,998	17,084,287	7,879,373
30,397,776	20,089,857	9,862,784	13,612,663

96,990,739	76,900,882	105,039,660	91,426,997
$127,388,515	$96,990,739	$114,902,444	$105,039,660

$(280,903)	$399,953	$458,251	$814,110

2,915,067	3,532,968	2,450,188	2,943,039
211,399	59,044	253,384	140,211
(689,936)	(1,467,576)	(756,586)	(2,213,030)
2,436,530	2,124,436	1,946,986	870,220

FINANCIAL HIGHLIGHTS

SA U.S. Fixed
Income Fund
Six Months Ended
December 31, 2013			Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
(Unaudited)			June 30, 2013	June 30, 2012	June 30, 2011		June 30, 2010	June 30, 2009
Net Asset Value, Beginning of Period	$10.20		$10.24	$10.27	$10.28		$10.27	$10.09

Income from Investment Operations:
Net investment income (loss)	(0.01)		(0.01)	0.01	0.02		0.07	0.21
Net realized and unrealized
gain (loss) on investments	(0.00	)(1)	—	0.01	0.06		0.12	0.18
Total from investment operations	(0.01)		(0.01)	0.02	0.08		0.19	0.39

Less Distributions:
Distributions from net
investment income	—		—	(0.01)	(0.02)		(0.07)	(0.21)
Distributions from capital gains	(0.00	)(1)	(0.03)	(0.04)	(0.07)		(0.11)	—
Total distributions	(0.00	)(1)	(0.03)	(0.05)	(0.09)		(0.18)	(0.21)

Net asset value, end of period	$10.19		$10.20	$10.24	$10.27		$10.28	$10.27

Total return (2)	(0.07)%		(0.10)%	0.16%	0.80%		1.80%	3.90%
Net assets, end of period (000s)	$497,532		$430,976	$368,700	$324,334		$231,308	$162,975
Ratio of net expenses to
average net assets (3)	0.65%		0.65%	0.65%	0.65%		0.65%	0.65%
Ratio of gross expenses to
average net assets (3)(4)	0.75%		0.81%	0.83%	0.89%		0.91%	0.94%
Ratio of net investment income
(loss) to average net assets (3)	(0.23)%		(0.14)%	0.05%	0.24%		0.66%	2.05%
Portfolio turnover rate	43%		33%	95%	92%		104%	46%
Without giving effect to the
expense waiver described
in Note 2 to the Financial
Statements, net investment
income (loss) per share
would have been (4)	$(0.01)		$(0.03)	$(0.01)	$(0.00	)(1)	$0.05	$0.18

(1)	Amount rounds to less than $0.005 per share.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed
	Income Fund
	Six Months Ended
	December 31, 2013	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010	June 30, 2009
Net Asset Value, Beginning of Period	$9.68	$9.95	$10.03	$10.24	$9.93	$10.34

Income from Investment Operations:
Net investment income	0.05	0.11	0.19	0.21	0.25	0.25
Net realized and unrealized
gain (loss) on investments	(0.02)	(0.06)	—	—	0.25	0.16
Total from investment operations	0.03	0.05	0.19	0.21	0.50	0.41

Less Distributions:
Distributions from net
investment income	(0.09)	(0.32)	(0.27)	(0.42)	(0.19)	(0.82)
Total distributions	(0.09)	(0.32)	(0.27)	(0.42)	(0.19)	(0.82)

Net asset value, end of period	$9.62	$9.68	$9.95	$10.03	$10.24	$9.93

Total return (1)	0.26%	0.48%	1.96%	2.12%	5.02%	4.04%
Net assets, end of period (000s)	$666,182	$603,798	$555,836	$559,666	$472,374	$405,761
Ratio of net expenses to
average net assets (2)	0.80%	0.80%	0.82%	0.85%	0.85%	0.85%
Ratio of gross expenses to
average net assets (2)(3)	0.80%	0.80%	0.82%	1.15%	1.17%	1.16%
Ratio of net investment income
to average net assets (2)	0.94%	1.19%	1.85%	2.32%	2.54%	2.43%
Portfolio turnover rate	9%	36%	36%	15%	29%	53%
Without giving effect to the
expense waiver described
in Note 2 to the Financial
Statements, net investment
income per share would
have been (3)	$0.05	$0.11	$0.19	$0.18	$0.22	$0.21
(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core
	Market Fund
	Six Months Ended
	December 31, 2013	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010	June 30, 2009
Net Asset Value, Beginning of Period	$14.99	$12.57	$12.31	$9.48	$8.42	$11.48

Income from Investment Operations:
Net investment income	0.07	0.17	0.13	0.11	0.10	0.16
Net realized and unrealized
gain (loss) on investments	2.49	2.44	0.21	2.85	1.07	(3.08)
Total from investment operations	2.56	2.61	0.34	2.96	1.17	(2.92)

Less Distributions:
Distributions from net
investment income	(0.14)	(0.19)	(0.08)	(0.13)	(0.11)	(0.11)
Distributions from capital gains	—	—	—	—	—	(0.03)
Total distributions	(0.14)	(0.19)	(0.08)	(0.13)	(0.11)	(0.14)

Net asset value, end of period	$17.41	$14.99	$12.57	$12.31	$9.48	$8.42

Total return (1)	17.10%	20.98%	2.80%	31.36%	13.88%	(25.36)%
Net assets, end of period (000s)	$588,882	$482,418	$405,579	$416,164	$324,603	$299,711
Ratio of net expenses to
average net assets (2)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to
average net assets (2)(3)	1.00%	1.07%	1.09%	1.19%	1.18%	1.20%
Ratio of net investment income
to average net assets (2)	0.91%	1.20%	1.04%	0.93%	0.95%	1.50%
Portfolio turnover rate	3%	5%	6%	9%	6%	7%
Without giving effect to the
expense waiver described
in Note 2 to the Financial
Statements, net investment
income per share would
have been (3)	$0.07	$0.16	$0.12	$0.09	$0.08	$0.14

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S.
	Value Fund
	Six Months Ended
	December 31, 2013	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010	June 30, 2009
Net Asset Value, Beginning of Period	$14.63	$11.22	$11.81	$8.81	$7.42	$11.25

Income from Investment Operations:
Net investment income	0.07	0.15	0.13	0.12	0.06	0.15
Net realized and unrealized
gain (loss) on investments	2.65	3.41	(0.62)	2.98	1.42	(3.83)
Total from investment operations	2.72	3.56	(0.49)	3.10	1.48	(3.68)

Less Distributions:
Distributions from net
investment income	(0.13)	(0.15)	(0.10)	(0.10)	(0.09)	(0.15)
Distributions from capital gains	(0.33)	—	—	—	—	—
Total distributions	(0.46)	(0.15)	(0.10)	(0.10)	(0.09)	(0.15)

Net asset value, end of period	$16.89	$14.63	$11.22	$11.81	$8.81	$7.42

Total return (1)	18.65%	31.92%	(4.02)%	35.33%	19.92%	(32.68)%
Net assets, end of period (000s)	$467,539	$383,854	$308,668	$322,289	$239,673	$200,695
Ratio of net expenses to
average net assets (2)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of gross expenses to
average net assets (2)(3)	1.06%	1.14%	1.17%	1.26%	1.27%	1.29%
Ratio of net investment income
to average net assets (2)	0.84%	1.14%	1.21%	1.09%	0.67%	1.82%
Portfolio turnover rate	13%	21%	11%	21%	28%	42%
Without giving effect to the
expense waiver described
in Note 2 to the Financial
Statements, net investment
income per share
would have been (3)	$0.06	$0.14	$0.12	$0.09	$0.04	$0.13

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

SA U.S.
Small Company Fund
Six Months Ended
December 31, 2013			Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
(Unaudited)			June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010	June 30, 2009
Net Asset Value, Beginning of Period	$21.29		$16.94	$17.51	$12.54	$10.26	$14.37

Income from Investment Operations:
Net investment income	0.02		0.18	0.05	0.03	0.00 (1)	0.09
Net realized and unrealized
gain (loss) on investments	4.44		4.40	(0.54)	4.98	2.36	(3.41)
Total from investment operations	4.46		4.58	(0.49)	5.01	2.36	(3.32)

Less Distributions:
Distributions from net
investment income	(0.03)		(0.21)	—	(0.04)	(0.08)	(0.03)
Distributions from capital gains	(0.62)		(0.02)	(0.08)	—	—	(0.76)
Total distributions	(0.65)		(0.23)	(0.08)	(0.04)	(0.08)	(0.79)

Net asset value, end of period	$25.10		$21.29	$16.94	$17.51	$12.54	$10.26

Total return (2)	21.00%		27.26%	(2.74)%	39.96%	23.06%	(22.42)%
Net assets, end of period (000s)	$359,484		$298,211	$245,839	$266,628	$204,161	$171,135
Ratio of net expenses to
average net assets (3)	1.20%		1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of gross expenses to
average net assets (3)(4)	1.35%		1.43%	1.45%	1.56%	1.57%	1.61%
Ratio of net investment income
to average net assets (3)	0.13%		0.96%	0.31%	0.17%	0.03%	0.77%
Portfolio turnover rate	8%		23%	14%	16%	13%	13%
Without giving effect to the
expense waiver described
in Note 2 to the Financial
Statements, net investment
income (loss) per share
would have been (4)	$(0.00	)(1)	$0.14	$0.01	$(0.03)	$(0.04)	$0.04

(1)	Amount rounds to less than $0.005 per share.
(2)	Periods less than one year are not annualized.
(3)	Annualized for periods less than one year.
(4)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009
Net Asset Value, Beginning of Period	$10.16	$8.96	$11.50	$8.96	$8.51	$14.43

Income from Investment Operations:
Net investment income	0.04	0.23	0.24	0.23	0.17	0.23
Net realized and unrealized
gain (loss) on investments	1.99	1.25	(2.57)	2.50	0.51	(4.91)
Total from investment operations	2.03	1.48	(2.33)	2.73	0.68	(4.68)

Less Distributions:
Distributions from net
investment income	(0.22)	(0.28)	(0.21)	(0.19)	(0.23)	(0.37)
Distributions from capital gains	—	—	—	—	—	(0.87)
Total distributions	(0.22)	(0.28)	(0.21)	(0.19)	(0.23)	(1.24)

Net asset value, end of period	$11.97	$10.16	$8.96	$11.50	$8.96	$8.51

Total return (1)	20.01%	16.59%	(20.23)%	30.63%	7.69%	(31.33)%
Net assets, end of period (000s)	$654,955	$522,423	$442,289	$536,333	$420,271	$406,657
Ratio of net expenses to
average net assets (2)	1.26%	1.33%	1.34%	1.34%	1.33%	1.35%
Ratio of gross expenses to
average net assets (2)(3)	1.26%	1.33%	1.34%	1.34%	1.33%	1.35%
Ratio of net investment income
to average net assets (2)	0.90%	2.32%	2.60%	2.12%	1.65%	2.50%
Portfolio turnover rate	7%	17%	22%	25%	20%	27%
Without giving effect to the
expense waiver described
in Note 2 to the Financial
Statements, net investment
income per share
would have been (3)	$0.04	$0.23	$0.24	$0.23	$0.17	$0.23

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009
Net Asset Value, Beginning of Period	$17.30	$15.07	$18.25	$13.64	$12.29	$19.79

Income from Investment Operations:
Net investment income	0.14	0.24	0.30	0.27	0.12	0.22
Net realized and unrealized
gain (loss) on investments	3.66	2.39	(3.29)	4.54	1.43	(6.27)
Total from investment operations	3.80	2.63	(2.99)	4.81	1.55	(6.05)

Less Distributions:
Distributions from net
investment income	(0.35)	(0.40)	(0.19)	(0.20)	(0.20)	(0.22)
Distributions from capital gains	—	—	—	—	—	(1.23)
Total distributions	(0.35)	(0.40)	(0.19)	(0.20)	(0.20)	(1.45)

Net asset value, end of period	$20.75	$17.30	$15.07	$18.25	$13.64	$12.29

Total return (1)	22.04%	17.55%	(16.35)%	35.39%	12.56%	(29.10)%
Net assets, end of period (000s)	$301,145	$233,313	$192,472	$231,248	$174,186	$156,285
Ratio of net expenses to
average net assets (2)†	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of gross expenses to
average net assets (2)(3)†	1.10%	1.17%	1.18%	1.19%	1.18%	1.22%
Ratio of net investment income
to average net assets (2)†	1.53%	1.46%	1.92%	1.58%	0.84%	1.62%
Ratio of expenses to average
net assets for the DFA
Portfolio, (unaudited) (4)†		0.56%	0.56%	0.55%	0.55%	0.57%
Ratio of expenses to average net
assets for the DFA Portfolio (5)†	0.54%	0.56%	0.55%	0.56%	0.57%	0.55%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A	N/A
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
net investment income per
share would have been (3)	$0.14	$0.23	$0.29	$0.26	$0.11	$0.20

†

The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.
(4)	The DFA Portfolio expense ratios are as of the six months ended April 30, 2013, 2012, 2011, 2010 and May 31, 2009, respectively and are unaudited.
(5)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2013, 2012, 2011, 2010, 2009 and 2008, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009
Net Asset Value, Beginning of Period	$9.32	$9.28	$12.40	$10.04	$7.76	$10.70

Income from Investment Operations:
Net investment income	0.02	0.08	0.09	0.06	0.03	0.09
Net realized and unrealized
gain (loss) on investments	0.75	0.03	(2.85)	2.54	2.27	(2.64)
Total from investment operations	0.77	0.11	(2.76)	2.60	2.30	(2.55)

Less Distributions:
Distributions from net
investment income	(0.08)	(0.07)	(0.09)	(0.04)	(0.02)	(0.12)
Distributions from capital gains	(0.09)	—	(0.27)	(0.20)	—	(0.27)
Total distributions	(0.17)	(0.07)	(0.36)	(0.24)	(0.02)	(0.39)

Net asset value, end of period	$9.92	$9.32	$9.28	$12.40	$10.04	$7.76

Total return (1)	8.26%	1.13%	(22.19)%	25.98%	29.61%	(22.48)%
Net assets, end of period (000s)	$127,389	$96,991	$76,901	$79,675	$59,518	$43,240
Ratio of net expenses to
average net assets (2)	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of gross expenses to
average net assets (2)(3)	1.92%	2.03%	2.10%	2.08%	2.11%	2.44%
Ratio of net investment income
to average net assets (2)	0.64%	0.90%	0.99%	0.53%	0.34%	1.47%
Portfolio turnover rate	4%	7%	13%	14%	25%	11%
Without giving effect to the expense
waiver described in Note 2 to
the Financial Statements, net
investment income (loss) per
share would have been (3)	$(0.00)(4)	$0.03	$0.03	$(0.01)	$(0.03)	$0.03

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.
(4)	Amount rounds to less than $0.005 per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009
Net Asset Value, Beginning of Period	$9.04	$8.50	$7.68	$5.89	$3.92	$7.26

Income from Investment Operations:
Net investment income	0.13	0.15	0.21	0.08	0.13	0.13
Net realized and unrealized
gain (loss) on investments	(0.54)	0.51	0.71	1.86	1.94	(3.28)
Total from investment operations	(0.41)	0.66	0.92	1.94	2.07	(3.15)

Less Distributions:
Distributions from net
investment income	(0.16)	(0.12)	(0.10)	(0.15)	(0.10)	(0.12)
Distributions from capital gains	—	—	—	—	—	(0.07)
Total distributions	(0.16)	(0.12)	(0.10)	(0.15)	(0.10)	(0.19)

Net asset value, end of period	$8.47	$9.04	$8.50	$7.68	$5.89	$3.92

Total return (1)	(4.48)%	7.81%	12.19%	33.39%	53.03%	(43.60)%
Net assets, end of period (000s)	$114,902	$105,040	$91,427	$78,545	$53,998	$29,738
Ratio of net expenses to
average net assets (2)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to
average net assets (2)(3)	1.30%	1.38%	1.42%	1.61%	1.67%	2.02%
Ratio of net investment income
to average net assets (2)	3.25%	1.67%	2.77%	1.16%	2.57%	3.32%
Portfolio turnover rate	0%	2%	4%	7%	3%	7%
Without giving effect to the expense
waiver described in Note 2
to the Financial Statements,
net investment income per
share would have been (3)	$0.12	$0.11	$0.18	$0.04	$0.09	$0.09

(1)	Periods less than one year are not annualized.
(2)	Annualized for periods less than one year.
(3)	Gross expenses before waivers of expenses.

See notes to financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2013 (Unaudited)

1. Organization and Significant Accounting Policies

       SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following nine Funds, each of which is a diversified mutual fund as defined in the 1940 Act:

       SA U.S. Fixed Income Fund
       SA Global Fixed Income Fund
       SA U.S. Core Market Fund
       SA U.S. Value Fund
       SA U.S. Small Company Fund
       SA International Value Fund
       SA International Small Company Fund
       SA Emerging Markets Value Fund
       SA Real Estate Securities Fund

       All of the Funds commenced investment operations on August 5, 1999, except SA Global Fixed Income Fund, which commenced operations on July 29, 1999, and SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund, which commenced operations on April 2, 2007.

       SA International Small Company Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., an open-end management investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company (each a “Series”), an open-end management investment company. As of December 31, 2013, SA International Small Company Fund held approximately 3.53% of the DFA Portfolio. The performance of SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio and the Series in which it invests are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund.

       Use of Estimates — The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

       The following summarizes the significant accounting policies of the Funds:

       Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price. Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2013 (Unaudited) (Continued)

an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates. Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Shares of registered open-end investment companies are valued at the investment company’s net asset value. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board”) pursuant to procedures approved by the Board. Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

     Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

     Fair Value Measurement — The Funds adopted provisions respecting fair value measurement which provide enhanced guidance for using fair value to measure assets and liabilities. The Funds value their investments based on a three-tier hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-tier hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

     Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2013 (Unaudited) (Continued)

     The tables below provide a summary of the inputs as of December 31, 2013 in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted	Significant
	Quoted Prices in	Other	Significant
	Active Markets	Observable	Unobservable	Balance as of
	for Identical	Inputs	Inputs	December 31, 2013
Description	Investments (Level 1)	(Level 2)*	(Level 3)	Total
SA U.S. Fixed Income Fund (a)
Bonds and Notes	$—	$480,828,459	$—	$480,828,459
Short-Term Investments	3,746,926	9,021,735	—	12,768,661
Total Investments	$3,746,926	$489,850,194	$—	$493,597,120
SA Global Fixed Income Fund (a)
Assets:
Bonds and Notes	$—	$654,101,538	$—	$654,101,538
Short-Term Investments	9,198,880	—	—	9,198,880
Collateral for Securities on Loan
Short-Term	47,440,584	—	—	47,440,584
Forward Foreign Currency Contracts	—	298,982	—	298,982
Total Investments	$56,639,464	$654,400,520	$—	$711,039,984
Liabilities:
Forward Foreign Currency Contracts	$—	$(3,081,169)	$—	$(3,081,169)
SA U.S. Core Market Fund (a)
Common Stocks	$560,481,884	$—	$—	$560,481,884
Mutual Funds	23,934,289	—	—	23,934,289
Short-Term Investments	2,520,253	—	—	2,520,253
Collateral for Securities on Loan
Short-Term	27,521,482	—	—	27,521,482
Total Investments	$614,457,908	$—	$—	$614,457,908
SA U.S. Value Fund (a)
Common Stocks	$464,683,159	$—	$—	$464,683,159
Short-Term Investments	1,639,092	—	—	1,639,092
Collateral for Securities on Loan
Short-Term	28,053,114	—	—	28,053,114
Total Investments	$494,375,365	$—	$—	$494,375,365
SA U.S. Small Company Fund (b)
Common Stocks	$358,031,810	$6,401 †	$—	$358,038,211
Rights & Warrants	2,516	— †	—	2,516
Short-Term Investments	1,725,108	—	—	1,725,108
Collateral for Securities on Loan
Short-Term	71,559,363	—	—	71,559,363
Total Investments	$431,318,797	$6,401	$—	$431,325,198

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2013 (Unaudited) (Continued)

	Investments in Securities
	Unadjusted	Significant
	Quoted Prices in	Other	Significant
	Active Markets	Observable	Unobservable	Balance as of
	for Identical	Inputs	Inputs	December 31, 2013
Description	Investments (Level 1)	(Level 2)*	(Level 3)	Total
SA International Value Fund (a)
Common Stocks	$649,652,776	$—	$—	$649,652,776
Preferred Stocks	259,589	—	—	259,589
Rights & Warrants	91,172	—	—	91,172
Short-Term Investments	2,687,168	—	—	2,687,168
Collateral for Securities on Loan
Short-Term	56,899,719	—	—	56,899,719
Total Investments	$709,590,424	$—	$—	$709,590,424
SA International Small Company Fund (a)
Mutual Funds	$300,712,504	$—	$—	$300,712,504
Total Investments	$300,712,504	$—	$—	$300,712,504
SA Emerging Markets Value Fund (c)
Common Stocks	$120,828,400	$29,453	$—	$120,857,853
Preferred Stocks	4,502,498	—	—	4,502,498
Rights & Warrants	17,463	—	—	17,463
Short-Term Investments	1,485,597	—	—	1,485,597
Collateral for Securities on Loan
Short-Term	14,091,429	—	—	14,091,429
Total Investments	$140,925,387	$29,453	$—	$140,954,840
SA Real Estate Securities Fund (a)
Common Stocks	$113,777,583	$—	$—	$113,777,583
Short-Term Investments	689,073	—	—	689,073
Collateral for Securities on Loan
Short-Term	37,143,747	—	—	37,143,747
Total Investments	$151,610,403	$—	$—	$151,610,403

     † Includes one or more securities which are valued at zero.

     * The end of period timing recognition is used for transfers between levels of the Fund’s assets and liabilities.

     (a) For the period ended December 31, 2013, there was no transfer activity between Level 1 and Level 2.

     (b) Common stocks valued at $6,321 were transferred from Level 1 to Level 2 during the period ended December 31, 2013. At June 30, 2013, these securities were valued using quoted market prices in active markets without using fair value adjustment factors; at December 31, 2013, these securities were valued using fair value adjustment factors. There were no transfers from Level 2 to Level 1 as of the period ended December 31, 2013.

     (c) Common stocks valued at $10,720 were transferred from Level 1 to Level 2 during the period ended December 31, 2013. At June 30, 2013, these securities were valued using quoted market prices in active markets without using fair value adjustment factors; at December 31, 2013, these securities were valued using fair value adjustment factors. There were no transfers from Level 2 to Level 1 as of the period ended December 31, 2013.

     Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2013 (Unaudited) (Continued)

     Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which LWI Financial Inc. (the “Adviser”) specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

     Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current market value of the loaned securities with respect to other U.S. securities and 105% of the current market value of the loaned securities with respect to foreign equity securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and the Fund.

     As of December 31, 2013, the following Funds had loaned securities, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

				Total
				Collateral
		Value of	Value of	(Including
	Value of	Cash	Non-Cash	Calculated
Fund	Securities	Collateral	Collateral*	Mark)†
SA Global Fixed Income Fund	$46,568,067	$47,440,584	$—	$47,520,523
SA U.S. Core Market Fund	$28,127,238	$27,521,482	$1,190,306	$28,799,646
SA U.S. Value Fund	$28,977,051	$28,053,114	$1,466,949	$29,665,219
SA U.S. Small Company Fund	$71,317,469	$71,559,363	$1,530,404	$73,136,288
SA International Value Fund	$56,040,998	$56,899,719	$1,344,125	$58,390,121
SA Emerging Markets Fund	$13,580,354	$14,091,429	$37,730	$14,227,683
SA Real Estate Securities Fund	$36,181,892	$37,143,747	$—	$37,047,923

     * The Fund cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

     † Balances represent the end-of-day mark-to-market of securities lending collateral that will be reflected by the Funds as of the next business day.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2013 (Unaudited) (Continued)

     Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

     The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

     Investing in securities of foreign companies and securities of foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and securities of the U.S. government. These risks include less developed or less efficient trading markets; less stringent accounting and financial reporting standards; social, political or economic instability; foreign currency exchange controls and foreign taxation issues; the risk of expropriation of assets or nationalization of a company or industry by foreign governments; changes in currency exchange rates; and settlement, custodial or other operational risks. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid, and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

     Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency transactions in a Fund’s Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency transactions in the Fund’s Statement of Operations.

     Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2013 (Unaudited) (Continued)

     At December 31, 2013, SA Global Fixed Income Fund had the following open forward foreign currency exchange contracts:

		Local	Aggregate		Unrealized
	Delivery	Currency	Face	Total	Appreciation/
	Date	Amount	Amount	Value	(Depreciation)
Canadian Dollar (sell)	1/23/2014	24,802,151	$23,283,202	$23,337,017	$(53,815)
Danish Krone (sell)	1/15/2014	16,001,746	$2,897,189	$2,951,124	$(53,935)
Euro Currency (sell)	1/24/2014	92,852,646	$126,752,126	$127,736,069	$(983,943)
New Zealand Dollar (sell)	1/17/2014	39,907,783	$32,948,983	$32,794,753	$154,230
Pound Sterling (sell)	1/15/2014	14,950,076	$24,485,817	$24,754,609	$(268,792)
Pound Sterling (sell)	1/17/2014	43,769,495	$71,604,880	$72,473,370	$(868,490)
Pound Sterling (buy)	1/23/2014	4,677,565	$7,685,492	$7,744,787	$59,295
Pound Sterling (sell)	1/23/2014	46,256,327	$75,736,317	$76,588,013	$(851,696)
Singapore Dollar (buy)	1/27/2014	166,322	$132,295	$131,797	$(498)
Singapore Dollar (sell)	1/27/2014	12,970,849	$10,363,811	$10,278,354	$85,457
					$(2,782,187)

     The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

     In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

     For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2013 (Unaudited) (Continued)

     The following table, grouped into appropriate risk categories, discloses the amounts related to each Fund’s use of derivative instruments and hedging activities at December 31, 2013, on a gross basis:

     SA Global Fixed Income Fund

			Gain or (Loss) Derivatives
			Recognized in Income
	Asset Derivative	Liability Derivative	Realized	Change in
Risk Type	Fair Value(1)	Fair Value(2)	Loss(3)	Depreciation(4)
Foreign currency	$298,982	$3,081,169	$(14,343,471)	$(7,684,934)

Forward Currency Contracts Assets and Collateral Held by Counterparty as of December 31, 2013:

	Gross and Net
	Amounts of	Financial
	Assets Presented	Instruments		Net Amount
	in Statements of	Available for	Collateral	(not less
Counterparty	Assets & Liabilities	Offset	Received	than $0)
Bank of America	$154,230	$(154,230)	$—	$—
State Street Bank and Trust Co.	144,752	(144,752)	—	—
	$298,982	$(298,982)	$—	$—

Forward Currency Contracts Liabilities and Collateral Pledged as of December 31, 2013:

	Gross and Net
	Amounts of	Financial
	Liabilities Presented	Instruments		Net Amount
	in Statements of	Available for	Collateral	(not less
Counterparty	Assets & Liabilities	Offset	Pledged	than $0)
Bank of America	$983,943	$(154,230)	$—	$829,713
State Street Bank and Trust Co.	2,097,226	(144,752)	—	1,952,474
	$3,081,169	$(298,982)	$—	$2,782,187

     (1) Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

     (2) Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

     (3) Statement of Operations location: Realized gain (loss) on: Foreign currency and forward currency transactions.

     (4) Statement of Operations location: Increase (decrease) in unrealized appreciation (depreciation) on: Foreign currency and forward currency transactions.

     For the six months ended December 31, 2013, the average monthly principal amount of forward foreign currency exchange contracts was $180,892,638.

     Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2013 (Unaudited) (Continued)

     The Funds characterize distributions received from mutual fund investments on the Statements of Operations using the same characterization as the distribution received.

     Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

     Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

     Federal Income Taxes — Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Funds’ taxable income and net capital gain to their shareholders. Therefore, no income tax provision is required.

     Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded with respect to uncertain tax positions taken on returns filed for open tax years (2011-2013), or expected to be taken in the Funds’ 2014 tax returns.

     Foreign Taxes — Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by each Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of December 31, 2013, if any, are reflected in the Fund’s Statement of Assets and Liabilities.

     Distributions to Shareholders — Each Fund, excluding SA Global Fixed Income Fund and SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income annually. SA Global Fixed Income Fund and SA U.S. Fixed Income Fund declare and pay dividends from net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

     SA Real Estate Securities Fund characterizes distributions received from real estate investment trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs in which the Fund invests, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from one or more of those REITs at a later date, a recharacterization will be made in the following year. The Fund records any amount recharacterized as dividend income as ordinary income, any amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and any amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2013 (Unaudited) (Continued)

     Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed the sum of net investment income and net capital gains for federal income tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences such as wash sales, passive foreign investment companies, non-REIT return of capital, and foreign currency transactions that will reverse in a subsequent period. During any particular year, a Fund’s net realized gains from investment transactions in excess of available capital loss carry forwards will be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually.

2. Agreements and Transactions with Affiliates

     The Trust has an Investment Advisory and Administrative Services Agreement with the Adviser (the “Investment Advisory Agreement”) under which the Adviser manages the investments of, and provides administrative services to, each Fund. The Investment Advisory Agreement was amended effective July 1, 2013. The Adviser is an indirect, wholly-owned subsidiary of Werba Reinhard, Inc., a U.S. company based in San Jose, California. Werba Reinhard, Inc. is controlled by Mr. Eli Reinhard through his sole ownership interest in Arcadia Loring Ward, LLC and Mr. Reinhard’s role as the sole trustee of nine trusts administered for the benefit of Mr. Reinhard’s family, each of which has an ownership interest in Werba Reinhard, Inc. For the advisory services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly as follows:

Advisory
Fund	Fees
SA U.S. Fixed Income Fund	0.20%
SA Global Fixed Income Fund	0.30%
SA U.S. Core Market Fund	0.50%
SA U.S. Value Fund	0.50%
SA U.S. Small Company Fund	0.50%
SA International Value Fund	0.60%
SA International Small Company Fund	0.60%
SA Emerging Markets Value Fund	0.60%
SA Real Estate Securities Fund	0.50%

     For the administrative services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2013 (Unaudited) (Continued)

     The Trust and the Adviser have jointly entered into an Investment Sub-Advisory Agreement with the Sub-Adviser (the “Sub-Advisory Agreement”). For the sub-advisory services provided to the Funds, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets. SA International Small Company Fund will not pay a fee to the Sub-Adviser for its sub-advisory services for as long as it invests substantially all of its assets in the DFA Portfolio. However, the Sub-Adviser receives an administration fee from the DFA Portfolio and also receives advisory fees for providing advisory services to the Series in which the DFA Portfolio invests.

Sub-Advisory
Fund	Fees
SA U.S. Fixed Income Fund	0.10%
SA Global Fixed Income Fund	0.05%
SA U.S. Core Market Fund*	0.05%
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.35%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.50%
SA Real Estate Securities Fund	0.15%

     * The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc. For its management services, the Sub-Adviser receives an investment advisory fee from the U.S. Micro Cap Portfolio.

     The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.25% of the average daily net assets of each Fund.

     The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses to the extent a Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum shown in the table below. This agreement will remain in effect until October 28, 2021, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. This agreement may only be amended or terminated during its term with the approval of the Board.

Expense
Fund	Limitation
SA U.S. Fixed Income Fund	0.65%
SA Global Fixed Income Fund	0.80%
SA U.S. Core Market Fund	1.00%
SA U.S. Value Fund	1.05%
SA U.S. Small Company Fund	1.20%
SA International Value Fund	1.35%
SA International Small Company Fund	1.10%
SA Emerging Markets Value Fund	1.45%
SA Real Estate Securities Fund	1.00%

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2013 (Unaudited) (Continued)

     The Adviser may elect to recapture any amounts waived or reimbursed pursuant to the above agreement, subject to the following conditions: (1) the Adviser must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board must approve the reimbursement, (3) reimbursement will be permitted if, and to the extent that, the relevant Fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Adviser may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund’s operating expenses for the current fiscal year. During the six months ended December 31, 2013, the Adviser recaptured $15,654 from SA Global Fixed Income Fund, $14,263 from SA U.S. Core Market Fund, $4,475 from SA U.S. Value Fund, and $19,386 from SA International Small Company Fund, pursuant to these conditions. As of December 31, 2013 the following amounts are subject to this recapture through June 30, 2014, June 30, 2015 and June 30, 2016, respectively.

	Expires	Expires	Expires
Fund	June 30, 2014	June 30, 2015	June 30, 2016
SA U.S. Fixed Income Fund	$666,067	$614,326	$625,805
SA Global Fixed Income Fund	1,509,521	23,901	21,859
SA U.S. Core Market Fund	726,592	347,861	316,035
SA U.S. Value Fund	616,019	346,997	324,339
SA U.S. Small Company Fund	888,650	604,296	606,822
SA International Value Fund	—	—	—
SA International Small Company Fund	188,413	166,407	146,966
SA Emerging Markets Value Fund	463,663	482,250	534,672
SA Real Estate Securities Fund	417,871	342,476	367,738

     Trustees’ Fees and Expenses — For their services as Trustees, the Trustees of the Trust received an annual retainer fee of $80,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board received an additional $8,000 per year.

     Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. For the sub-administrative services provided to the Funds, State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.0175% of the first $1.5 billion of net assets and 0.015% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $70,000 annually per Fund, except for SA International Small Company Fund, which is subject to a minimum fee of $50,000 annually. Fees are calculated for the fund complex and then allocated to the Funds based upon each Fund’s total net assets, which may cause a Fund to pay less than the minimum annual charge.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2013 (Unaudited) (Continued)

3. Purchases and Sales of Securities

     Excluding short-term investments, each Fund’s purchases and sales of securities for the six months ended December 31, 2013 were as follows:

	Purchases
	U.S. Government	Other
SA U.S. Fixed Income Fund	230,238,386	39,923,095
SA Global Fixed Income Fund	7,938,720	98,979,723
SA U.S. Core Market Fund	—	43,509,564
SA U.S. Value Fund	—	70,343,666
SA U.S. Small Company Fund	—	33,632,707
SA International Value Fund	—	74,008,217
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Value Fund	—	25,802,835
SA Real Estate Securities Fund	—	16,651,283

	Sales
	U.S. Government	Other
SA U.S. Fixed Income Fund	150,122,119	38,351,149
SA Global Fixed Income Fund	—	56,321,469
SA U.S. Core Market Fund	—	16,856,144
SA U.S. Value Fund	—	52,990,826
SA U.S. Small Company Fund	—	27,302,191
SA International Value Fund	—	44,369,582
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Value Fund	—	3,939,640
SA Real Estate Securities Fund	—	—

     N/A — Refer to the financial statements of the DFA Portfolio and the Series in which SA International Small Company Fund invests, which are included elsewhere in this report.

4. Subsequent Events

     Management has evaluated the possibility of subsequent events existing in the Funds’ financial statements through the date these financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2013 (Unaudited) (Continued)

5. Recent Accounting Pronouncements

     In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services—Investment Companies (Topic 946)—Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”). Effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013, ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the 1940 Act automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impact of ASU 2013-08, Trust management expects that this will not have a material impact on the Funds’ financial statements.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

     The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/ or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (800) 366-7266 and on the Securities and Exchange Commission’s website (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

     The Trust files a complete schedule of portfolio holdings for each Fund for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-Q is also available without charge, upon request, by calling (800) 366-7266.

Semi-Annual Portfolio Schedule

     The Trust files a complete schedule of the portfolio holdings for each Fund for the second quarter of each fiscal year on Form N-CSR. The Trust’s Form N-CSR is available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-CSR is also available without charge, upon request, by calling (800) 366-7266.

Trustees and Officers’ Information

     Information regarding the Trustees and executive officers of the Trust is listed below. The Board is responsible for managing the business and affairs of the Trust. The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust have the responsibility for the day-to-day management of the Funds. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund’s activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund’s performance. The Board is comprised entirely of Trustees who are not “interested persons” of the Trust, as such term is defined under the 1940 Act (the “Independent Trustees”).

     Officers of the Trust listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Adviser, Loring Ward Securities Inc. (the “Distributor”) or their affiliated entities. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

			Number of
	Position(s)		Portfolios in
	Held with	Principal	Fund Complex	Other
Name, Address,(1)	Trust and Length of	Occupation(s)	Overseen by	Trusteeships/
and Year of Birth	Time Served(2)	During Past 5 Years	Trustee	Directorships Held
Independent Trustees:
Bryan W. Brown Year of Birth: 1945	Trustee (since April 1999) Chairman (since December 2004)	Self-Employed Management Consultant (financial and technological systems) (since 1992); Chief Financial Officer, Bioexpertise, Inc. (physician’s web-based continuing education) (since 2003); Chief Financial Officer, ONTHERIX, INC. (a pharmaceutical development company) (since 2008); Chief Financial Officer, PharmaGenias, Inc. (biotechnology and pharmaceutical clinical trial services) (2004-2008); Chief Financial Officer, DISK-IOPS (a patent licensing company in the life science industry) (2009-2013).	9	Director/Officer, Friends of the California Air & Space Center (aviation museum) (1999-2010).
Charles M. Roame Year of Birth: 1965	Trustee (since June 2012)	Managing Partner, Tiburon Strategic Advisors (provider of market research and strategy consulting to financial services firms) (since 1998).	9	Director, The Edelman Financial Group (provider of investment advisory services) (since January 2014). Director, Envestnet, Inc. (provider of wealth management solutions) (since August 2011).
Harold M. Shefrin Year of Birth: 1948	Trustee (since April 1999)	Faculty member, Santa Clara University (since 1978).	9	Trustee, Litman Gregory Funds Trust (4 portfolios) (since February 2005).

(1)	The address of each Trustee is: LWI Financial Inc., 3055 Olin Ave., Suite 2000, San Jose, CA 95128.

(2)	Each Trustee serves for the lifetime of the Trust or until he dies, resigns, or is removed.

     The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-366-7266. It is also available on the Funds’ website at: http://sa-funds.net.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Officers of the Trust

Position(s)
Held with
Name, Address(1)	Trust and Length of
and Year of Birth	Time Served(2)	Principal Occupation(s) During Past 5 Years
Alexander B. Potts* Year of Birth: 1967	President and Chief Executive Officer (since January 2009).

President and Chief Executive Officer, LWI Financial Inc., Loring Ward Securities Inc. and Loring Ward Group Inc. (since January 2009); President and Chief Executive Officer, Werba Reinhard, Inc. (since January 2008).

Michael R. Clinton* Year of Birth: 1966	Chief Financial and Accounting Officer and Treasurer (since March 2009).

Chief Operating Officer, Chief Financial Officer and Treasurer, LWI Financial Inc., Loring Ward Securities Inc. and Loring Ward Group Inc. (since March 2009); Chief Financial Officer and Treasurer, Werba Reinhard, Inc. (since March 2009); Vice President of Fund Administration, Charles Schwab Investment Management (2004-2009).

Christopher D. Stanley* Year of Birth: 1983	Vice President, Chief Legal Officer, Chief Compliance Officer and Anti-Money Laundering Compliance Officer (since March 2011).

Vice President, General Counsel and Chief Compliance Officer, LWI Financial Inc., Loring Ward Securities Inc. and Loring Ward Group Inc. (since April 2011); Chief Compliance Officer, The Wealth Management Alliance LLC (since July 2013); Corporate Secretary and General Counsel, Werba Reinhard, Inc. (since April 2011); Director of Compliance, LWI Financial Inc. and Loring Ward Securities Inc. (2009-2011); Legal Clerk, LWI Financial Inc. and Loring Ward Securities Inc. (2008-2009).

Joni Clark* Year of Birth: 1966	Vice President and Chief Investment Officer (since March 2010).	Executive Vice President and Chief Investment Officer, LWI Financial Inc. (since June 2010); Chief Investment Strategist, LWI Financial Inc. (2007-2010).

Marcy D. Tsagarakis* Year of Birth: 1971	Secretary (since June 2006).	Vice President, Fund Administration, LWI Financial Inc. and Loring Ward Securities Inc. (since 2005).

(1)	The address of each officer is: LWI Financial Inc., 3055 Olin Ave., Suite 2000, San Jose, CA 95128.

(2)	The Trust’s officers are appointed annually by the Board.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Understanding Your Fund’s Expenses
Shareholder Expense Example

     As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administrative services and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2013 and held for the entire period.

Actual Expenses

     The first line in each table below shows the actual account values and actual Fund expenses, based on the Fund’s actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) then multiply the result by the number in the first line of the table for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes

     The second line in each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of investing in different funds. In addition, if these transaction costs were included, your costs would have been higher.

SA U.S. Fixed Income Fund

		Ending
	Beginning	Account	Expenses Paid
	Account Value	Value	During Period*
	7/01/2013	12/31/13	7/01/13-12/31/13
Actual	$1,000.00	$999.25	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31

*	Expenses are equal to the Fund’s annualized expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and LWI Financial Inc. (the “Adviser”) and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA Global Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/2013	12/31/13	7/01/13-12/31/13
Actual	$1,000.00	$1,002.62	$4.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Core Market Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/2013	12/31/13	7/01/13-12/31/13
Actual	$1,000.00	$1,171.00	$5.47
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/2013	12/31/13	7/01/13-12/31/13
Actual	$1,000.00	$1,186.49	$5.79
Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	$5.35

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA U.S. Small Company Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/2013	12/31/13	7/01/13-12/31/13
Actual	$1,000.00	$1,210.05	$6.68
Hypothetical (5% return before expenses)	$1,000.00	$1,019.16	$6.11

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA International Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/2013	12/31/13	7/01/13-12/31/13
Actual	$1,000.00	$1,200.09	$6.99
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.41

*	Expenses are equal to the Fund’s annualized expense ratio of 1.26% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA International Small Company Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/2013	12/31/13	7/01/13-12/31/13
Actual	$1,000.00	$1,220.36	$6.16
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.60

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

With respect to SA International Small Company Fund, the amounts set forth in the table reflect only those expenses incurred directly by the Fund. The expenses incurred by the DFA Portfolio and the Series in which it invests are reflected in the valuation of the Fund’s investment in the DFA Portfolio. Because these expenses are passed indirectly, rather than directly, to the Fund, they are not reflected in the table. For the six months ended October 31, 2013, the total annual operating expenses of the DFA Portfolio was 0.53%.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA Emerging Markets Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/2013	12/31/13	7/01/13-12/31/13
Actual	$1,000.00	$1,082.62	$7.61
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.38

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA Real Estate Securities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	7/01/2013	12/31/13	7/01/13-12/31/13
Actual	$1,000.00	$955.18	$4.93
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
Investment Abbreviations
ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund’s costs in two ways.

     Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

     Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended October 31, 2013
EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/13	10/31/13	Ratio*	Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,132.40	0.53%	$2.85
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.53	0.53%	$2.70
____________________

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

     The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

     The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Companies’ holdings which reflect the investments by category or country.

Affiliated Investment Companies	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2013
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$3,136,584,589
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	2,082,289,618
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	1,874,860,142
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	917,557,515
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	745,874,113
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $6,894,249,265)	8,757,165,977
TOTAL INVESTMENTS — (100.0%) (Cost $6,894,249,265)^	$8,757,165,977
____________________

^	The cost for federal income tax purposes is $6,905,312,404.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2013

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$3,041,110,694
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	1,939,554,064
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	1,867,328,817
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	934,206,430
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	727,206,971
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $6,870,589,846)	8,509,406,976
TOTAL INVESTMENTS — (100.0%) (Cost $6,870,589,846)	$8,509,406,976

Summary of the Portfolio’s investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$8,509,406,976	—	—	$8,509,406,976
TOTAL	$8,509,406,976	—	—	$8,509,406,976

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2013
(Unaudited)
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$8,757,166
Cash	38,295
Receivables:
Fund Shares Sold	5,389
Prepaid Expenses and Other Assets	67
Total Assets	8,800,917
LIABILITIES:
Payables:
Fund Shares Redeemed	2,928
Due to Advisor	2,896
Accrued Expenses and Other Liabilities	362
Total Liabilities	6,186
NET ASSETS	$8,794,731
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $8,794,731 and shares outstanding
of 457,768,089	$19.21
NUMBER OF SHARES AUTHORIZED	1,500,000,000
Investments in Affiliated Investment Companies at Cost	$6,894,249
Investments at Cost	$11,063
NET ASSETS CONSIST OF:
Paid-In Capital	$6,967,619
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(62,068)
Accumulated Net Realized Gain (Loss)	37,259
Net Unrealized Foreign Exchange Gain (Loss)	67
Net Unrealized Appreciation (Depreciation)	1,851,854
NET ASSETS	$8,794,731

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2013
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$8,509,407
Temporary Cash	12,173
Receivables:
Fund Shares Sold	4,045
Prepaid Expenses and Other Assets	56
Total Assets	8,525,681
LIABILITIES:
Payables:
Fund Shares Redeemed	1,771
Due to Advisor	2,846
Accrued Expenses and Other Liabilities	347
Total Liabilities	4,964
NET ASSETS	$8,520,717
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $8,520,717 and shares outstanding
of 439,239,988	$19.40
NUMBER OF SHARES AUTHORIZED	1,500,000,000
Investments in Affiliated Investment Companies at Cost	$6,870,590
NET ASSETS CONSIST OF:
Paid-In Capital	$6,624,670
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	27,083
Accumulated Net Realized Gain (Loss)	230,130
Net Unrealized Foreign Exchange Gain (Loss)	17
Net Unrealized Appreciation (Depreciation)	1,638,817
NET ASSETS	$8,520,717

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2013
(Amounts in thousands)

Investment Income*
Net Investment Income Allocated from
Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $15,423)	$200,898
Interest	59
Income from Securities Lending	19,252
Expenses Allocated from Affiliated Investment Companies	(9,826)
Total Net Investment Income Received from
Affiliated Investment Companies	210,383
Fund Investment Income
Interest	21
Total Investment Income	21
Fund Expenses
Administrative Services Fees	29,296
Accounting & Transfer Agent Fees	84
Custodian Fees	1
Filing Fees	129
Shareholders’ Reports	194
Directors’/Trustees’ Fees & Expenses	77
Professional Fees	40
Other	102
Total Expenses	29,923
Net Investment Income (Loss)	180,481
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	262,518
Futures	(29)
Foreign Currency Transactions**	(2,035)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,540,906
Futures	30
Translation of Foreign Currency Denominated Amounts	438
Net Realized and Unrealized Gain (Loss)	1,801,828
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,982,309
____________________

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Funds (Affiliated Investment Companies).

**	Net of foreign capital gain taxes withheld of $27.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$180,481	$152,324
Net Realized Gain (Loss) on:
Investment Securities Sold	262,518	53,955
Futures	(29)	9
Foreign Currency Transactions**	(2,035)	401
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,540,906	133,610
Futures	30	(1)
Translation of Foreign Currency Denominated Amounts	438	(530)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,982,309	339,768
Distributions From:
Net Investment Income:
Institutional Class Shares	(159,066)	(163,885)
Net Long-Term Gains:
Institutional Class Shares	(39,012)	(108,621)
Total Distributions	(198,078)	(272,506)
Capital Share Transactions (1):
Shares Issued	1,229,487	1,391,405
Shares Issued in Lieu of Cash Distributions	188,769	262,078
Shares Redeemed	(1,104,930)	(1,131,600)
Net Increase (Decrease) from Capital Share Transactions	313,326	521,883
Total Increase (Decrease) in Net Assets	2,097,557	589,145
Net Assets
Beginning of Year	6,423,160	5,834,015
End of Year	$8,520,717	$6,423,160
(1) Shares Issued and Redeemed:
Shares Issued	72,452	95,525
Shares Issued in Lieu of Cash Distributions	11,691	19,065
Shares Redeemed	(65,368)	(77,790)
Net Increase (Decrease) from Shares Issued and Redeemed	18,775	36,800
Undistributed Net Investment Income (Distributions in Excess of Net
Investment Income)	$27,396	$3,290
____________________

**	Net of foreign capital gain taxes withheld of $27 and $4, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Year	$15.28	$15.21	$16.14	$13.99	$10.07
Income From Investment Operations
Net Investment Income (Loss)(A)	0.42	0.38	0.40	0.28	0.28
Net Gains (Losses) on Securities
(Realized and Unrealized)	4.16	0.39	(0.83)	2.13	3.91
Total from Investment Operations	4.58	0.77	(0.43)	2.41	4.19
Less Distributions
Net Investment Income	(0.37)	(0.42)	(0.50)	(0.26)	(0.27)
Net Realized Gains	(0.09)	(0.28)	—	—	—
Total Distributions	(0.46)	(0.70)	(0.50)	(0.26)	(0.27)
Net Asset Value, End of Year	$19.40	$15.28	$15.21	$16.14	$13.99
Total Return	30.66%	5.63%	(2.92)%	17.61%	42.34%
Net Assets, End of Year (thousands)	$8,520,717	$6,423,160	$5,834,015	$5,511,594	$4,269,864
Ratio of Expenses to Average Net Assets(B)	0.54%	0.56%	0.55%	0.56%	0.57%
Ratio of Expenses to Average Net Assets
(Excluding Waivers and Assumptions of
Expenses and/or Recovery of Previously
Waived Fees)(B)	0.54%	0.56%	0.55%	0.56%	0.57%
Ratio of Net Investment Income to Average
Net Assets	2.47%	2.58%	2.37%	1.94%	2.48%
See page 71 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

October 31, 2013

A. Organization:

     DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty-seven operational portfolios and the International Small Company Portfolio ( the “Portfolio”) is included in this report.

     The Portfolio is a Fund of Funds that invests in five series of The DFA Investment Trust Company (the “Master Funds”):

		Percentage
		Ownership
Fund of Funds	Master Funds	at 10/31/13
International Small Company Portfolio	The Japanese Small Company Series	82%
	The Asia Pacific Small Company Series	74%
	The United Kingdom Small Company Series	98%
	The Continental Small Company Series	95%
	The Canadian Small Company Series	98%

     The Portfolio also invests in short-term temporary cash investments.

     The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

  Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

     The Portfolio’s investments reflect proportionate interest in the net assets of its corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

     Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. The Portfolio had no material transfers between Level 1 and Level 2 during the year ended October 31, 2013.

     2. Deferred Compensation Plan: Each eligible “Director/ Trustee” of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core

Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

     Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s/Trustee’s deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director’s/Trustee’s first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s/Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

     3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolio are allocated using methods approved by the Board, generally based on average net assets.

     The Portfolio recognizes its pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from its respective Master Funds, which are treated as partnerships for federal income tax purposes.

     The Portfolio may be subject to taxes imposed by countries in which the Master Funds invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned by the Master Funds or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor and Administrator:

     The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services.

     For the year ended October 31, 2013, the Portfolio’s administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

     Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”) for the International Small Company Portfolio, the Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio to (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.45% of its average net assets on an annualized basis. The Fund, on behalf of the Portfolio, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2014, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2013, there were no fees waived subject to future recovery by the Advisor.

     The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) (“the Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to 0.45% of its average net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount of 0.45%, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount of 0.45%.

Fees Paid to Officers and Directors/Trustees:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $250 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

     At October 31, 2013, the total liability for deferred compensation to Directors/Trustees was $184 (in thousands) and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities.

E. Federal Income Taxes:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to realized gains on securities considered to be “passive foreign investment companies” and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase	Increase
	(Decrease)	(Decrease)
Increase	Undistributed	Accumulated
(Decrease)	Net Investment	Net Realized
Paid-In Capital	Income	Gains (Losses)
$19,041	$2,378	$(21,419)

     The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

	Net Investment
	Income
	and Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
2012	$169,495	$110,049	$279,544
2013	159,066	$39,012	198,078

     At October 31, 2013, the Portfolio’s net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment
Income
and Short-Term	Long-Term
Capital Gains	Capital Gains	Total
$10,055	$8,986	$19,041

     At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

Undistributed				Total Net
Net Investment				Distributable
Income and	Undistributed	Capital	Unrealized	Earnings
Short-Term	Long-Term	Loss	Appreciation	(Accumulated
Capital Gains	Capital Gains	Carryforward	(Depreciation)	Losses)
$118,814	$211,281	—	$1,566,261	$1,896,356

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolio had no capital loss carryforwards to offset future realized capital gains.

     During the year ended October 31, 2013, the Portfolio had no utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes.

     At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

			Net
			Unrealized
Federal	Unrealized	Unrealized	Appreciation
Tax Cost	Appreciation	(Depreciation)	(Depreciation)
$6,943,164	$1,566,243	$—	$1,566,243

     The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

     In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest, either directly or indirectly through its investment in its corresponding Master Funds, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Portfolio may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Master Funds may be inhibited.

Derivative Financial Instruments:

     3. Futures Contracts: The Portfolio may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

     The following is a summary of the location on the Portfolio’s Statement of Operations of realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings through the year ended October 31, 2013 (amounts in thousands):

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Foreign exchange contracts	Net Realized Gain (Loss) on: Foreign Currency Transactions
Change in Unrealized Appreciation (Depreciation) of:
Translation of Foreign Currency Denominated Amounts
Equity contracts	Net Realized Gain (Loss) on: Futures
Change in Unrealized Appreciation (Depreciation) of:
Futures

     The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2013 (amounts in thousands):

	Realized Gain (Loss) on
	Derivatives Recognized in Income
		Foreign
		Exchange	Equity
	Total	Contracts	Contracts
International Small Company Portfolio*	$(29)	$—	$(29)

*	As of October 31, 2013, there were no futures contracts outstanding. During the year ended October 31, 2013, the Portfolio had limited activity in futures contracts.

G. Line of Credit:

     The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

     For the year ended October 31, 2013, borrowings by the Portfolio under this line of credit were as follows (amounts in thousands, except percentages and days):

Weighted	Weighted	Number of	Interest	Maximum Amount
Average	Average	Days	Expense	Borrowed During
Interest Rate	Loan Balance	Outstanding*	Incurred	the Period
0.83%	$4,193	1	$—	$4,193

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013 that the Portfolio’s available line of credit was utilized.

     There were no outstanding borrowings by the Portfolio under this line of credit as of October 31, 2013.

H. Indemnitees; Contractual Obligations:

     Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

     In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

J. Other:

     At October 31, 2013, there were four shareholders that held approximate 57% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

     The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

     Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of International Small Company Portfolio and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) at October 31, 2013, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your fund’s costs in two ways.

     Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

     Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended October 31, 2013

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/13	10/31/13	Ratio*	Period*
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,035.70	0.13%	$0.67
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,002.60	0.13%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/13	10/31/13	Ratio*	Period*
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,193.00	0.12%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,232.90	0.13%	$0.73
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,077.90	0.11%	$0.58
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56
____________________

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

     The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

	Consumer	Consumer			Health		Information			Telecommunication
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology	Materials	Other	Services	Utilities	Total
The Japanese Small
Company Series	21.4%	9.3%	0.9%	11.0%	4.7%	29.9%	10.4%	11.9%	—	—	0.5%	100%
The Asia Pacific Small
Company Series	29.3%	4.2%	6.4%	13.5%	5.0%	20.2%	4.8%	10.7%	—	3.5%	2.4%	100%
The United Kingdom Small
Company Series	26.9%	3.8%	5.4%	14.4%	2.6%	26.7%	7.8%	7.6%	—	2.4%	2.4%	100%
The Continental Small
Company Series	14.9%	5.7%	4.4%	18.6%	9.2%	24.4%	10.0%	8.0%	—	2.5%	2.3%	100%
The Canadian Small
Company Series	10.2%	4.3%	26.9%	8.1%	2.0%	14.6%	5.8%	22.5%	—	0.4%	5.2%	100%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2013
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (90.1%)
Consumer Discretionary — (18.8%)
# Accordia Golf Co., Ltd.	575,900	$7,265,098	0.3%
Aoyama Trading Co., Ltd.	315,900	8,543,285	0.4%
#* Iida Group Holdings Co., Ltd.	433,721	8,657,122	0.4%
# Nifco, Inc.	277,500	7,360,597	0.3%
Resorttrust, Inc.	401,216	7,315,092	0.3%
Shimachu Co., Ltd.	273,900	6,485,022	0.3%
Tokyo Dome Corp.	984,200	6,527,760	0.3%
Toyo Tire & Rubber Co., Ltd.	1,080,000	6,165,969	0.3%
Other Securities		416,149,018	18.2%
Total Consumer Discretionary		474,468,963	20.8%

Consumer Staples — (8.1%)
Matsumotokiyoshi Holdings Co., Ltd.	175,300	6,112,190	0.3%
# Nichirei Corp.	1,382,000	7,048,434	0.3%
# Pigeon Corp.	191,600	9,292,512	0.4%
Sapporo Holdings, Ltd.	1,874,000	7,882,006	0.4%
# Takara Holdings, Inc	702,500	6,557,161	0.3%
UNY Group Holdings Co., Ltd.	1,183,300	7,258,960	0.3%
Other Securities		160,050,821	7.0%
Total Consumer Staples		204,202,084	9.0%

Energy — (1.0%)
Other Securities		25,066,354	1.1%

Financials — (9.9%)
Daishi Bank, Ltd. (The)	2,006,000	6,926,749	0.3%
Juroku Bank, Ltd. (The)	1,985,000	7,289,676	0.3%
Musashino Bank, Ltd. (The)	196,000	6,569,835	0.3%
San-In Godo Bank, Ltd. (The)	961,000	6,894,982	0.3%
Other Securities		223,407,043	9.8%
Total Financials		251,088,285	11.0%

Health Care — (4.2%)
Kaken Pharmaceutical Co., Ltd.	440,000	6,604,889	0.3%
Nihon Kohden Corp.	180,100	6,285,607	0.3%
Rohto Pharmaceutical Co., Ltd.	475,000	7,248,006	0.3%
Ship Healthcare Holdings, Inc.	193,400	7,509,954	0.3%
Other Securities		78,051,453	3.4%
Total Health Care		105,699,909	4.6%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (26.8%)
Daifuku Co., Ltd.	505,000	$6,464,139	0.3%
DMG Mori Seiki Co., Ltd.	551,500	9,938,650	0.4%
Fujikura, Ltd.	2,042,000	9,585,378	0.4%
# Furukawa Electric Co., Ltd.	3,973,000	9,987,769	0.4%
# Glory, Ltd.	305,500	7,928,331	0.4%
# Hitachi Zosen Corp.	879,499	6,739,757	0.3%
Komori Corp.	407,800	6,953,585	0.3%
Kyowa Exeo Corp.	482,300	6,378,066	0.3%
Mitsui Engineering & Shipbuilding Co., Ltd.	4,170,000	8,612,867	0.4%
#* Nippon Sheet Glass Co., Ltd.	5,424,000	7,072,136	0.3%
Nisshinbo Holdings, Inc.	839,000	8,078,964	0.4%
# OKUMA Corp.	792,000	8,746,648	0.4%
OSG Corp.	401,700	6,821,360	0.3%
Sankyu, Inc.	1,545,000	6,029,095	0.3%
Sanwa Holdings Corp.	1,215,000	8,242,709	0.4%
Seino Holdings Co., Ltd.	575,000	6,051,106	0.3%
Sohgo Security Services Co., Ltd.	338,100	6,735,170	0.3%
Tsubakimoto Chain Co.	779,700	5,950,071	0.3%
Other Securities		540,863,265	23.5%
Total Industrials		677,179,066	29.7%

Information Technology — (10.3%)
* Alps Electric Co., Ltd.	1,084,100	12,342,391	0.6%
# Horiba, Ltd.	218,850	7,478,144	0.3%
IT Holdings Corp.	448,301	7,080,081	0.3%
Square Enix Holdings Co., Ltd.	372,200	6,512,891	0.3%
# Taiyo Yuden Co., Ltd.	619,100	8,091,267	0.4%
Other Securities		219,403,872	9.5%
Total Information Technology		260,908,646	11.4%

Materials — (10.6%)
Mitsui Mining & Smelting Co., Ltd.	3,353,000	10,310,493	0.5%
Rengo Co., Ltd.	1,219,000	7,336,868	0.3%
Sumitomo Osaka Cement Co., Ltd.	2,274,000	8,741,989	0.4%
Tokuyama Corp.	1,979,000	7,523,901	0.3%
Toyobo Co., Ltd.	4,867,000	8,984,468	0.4%
Other Securities		223,634,693	9.8%
Total Materials		266,532,412	11.7%

Telecommunication Services — (0.0%)
Other Securities		976,601	0.0%

Utilities — (0.4%)
Other Securities		9,937,305	0.4%
TOTAL COMMON STOCKS		2,276,059,625	99.7%

RIGHTS/WARRANTS — (0.0%)
Other Securities		365,521	0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (9.9%)
§@ DFA Short Term Investment Fund	21,434,745	$248,000,000	10.9%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.03%, 01/02/14
(Collateralized by $794,548 U.S. Treasury Note 1.625%, 08/15/22,
valued at $728,377) to be repurchased at $714,095	$714	714,094	0.0%
TOTAL SECURITIES LENDING COLLATERAL		248,714,094	10.9%

TOTAL INVESTMENTS — (100.0%) (Cost $2,340,421,213)^		$2,525,139,240	110.6%
____________________

^       The cost for federal income tax purposes is $2,370,500,772.

Summary of the Series’ investments as of December 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$8,657,122	$465,811,841	—	$474,468,963
Consumer Staples	—	204,202,084	—	204,202,084
Energy	—	25,066,354	—	25,066,354
Financials	5,093,086	245,995,199	—	251,088,285
Health Care	—	105,699,909	—	105,699,909
Industrials	—	677,179,066	—	677,179,066
Information Technology	—	260,908,646	—	260,908,646
Materials	—	266,532,412	—	266,532,412
Telecommunication Services	—	976,601	—	976,601
Utilities	—	9,937,305	—	9,937,305
Rights/Warrants	—	365,521	—	365,521
Securities Lending Collateral	—	248,714,094	—	248,714,094
TOTAL	$13,750,208	$2,511,389,032	—	$2,525,139,240

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2013
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (80.9%)
AUSTRALIA — (39.9%)
	Adelaide Brighton, Ltd.	1,885,315	$6,192,792	0.5%
#	Ansell, Ltd.	474,660	8,771,725	0.7%
	Aristocrat Leisure, Ltd.	2,657,275	11,164,730	0.9%
	Arrium, Ltd.	7,583,001	11,908,100	0.9%
#*	Aurora Oil & Gas, Ltd.	2,405,057	6,507,219	0.5%
#	Beach Energy, Ltd.	7,442,568	9,529,292	0.8%
*	BlueScope Steel, Ltd.	2,365,706	12,342,906	1.0%
#	Bradken, Ltd.	1,201,799	6,490,110	0.5%
#	carsales.com, Ltd.	1,324,267	12,080,578	1.0%
	CSR, Ltd.	2,829,296	6,711,823	0.5%
#	David Jones, Ltd.	3,514,192	9,497,998	0.8%
	Downer EDI, Ltd.	2,414,160	10,520,309	0.8%
	DuluxGroup, Ltd.	2,456,206	11,778,201	0.9%
	Envestra, Ltd.	6,189,006	6,307,758	0.5%
#	Fairfax Media, Ltd.	11,005,131	6,308,406	0.5%
	Goodman Fielder, Ltd.	9,960,250	6,103,019	0.5%
	GrainCorp, Ltd. Class A	828,668	6,292,200	0.5%
#	Invocare, Ltd.	674,127	6,657,075	0.5%
	IOOF Holdings, Ltd.	1,319,478	10,583,388	0.8%
	Iress, Ltd.	815,512	6,882,566	0.6%
#	JB Hi-Fi, Ltd.	685,989	13,207,364	1.0%
#	Mineral Resources, Ltd.	812,030	8,640,263	0.7%
#	Monadelphous Group, Ltd.	544,857	9,074,164	0.7%
#	Myer Holdings, Ltd.	3,564,925	8,781,483	0.7%
#	Navitas, Ltd.	1,272,379	7,321,994	0.6%
#	Perpetual, Ltd.	269,693	11,662,269	0.9%
	Primary Health Care, Ltd.	1,757,576	7,786,698	0.6%
	Reece Australia, Ltd.	238,257	6,900,579	0.6%
#*	Sims Metal Management, Ltd.	1,027,202	10,007,363	0.8%
	Spark Infrastructure Group	5,451,048	7,920,847	0.6%
#	Super Retail Group, Ltd.	1,291,875	15,358,841	1.2%
	TPG Telecom, Ltd.	1,443,681	6,884,237	0.6%
*	Transpacific Industries Group, Ltd.	5,845,571	6,129,231	0.5%
#	UGL, Ltd.	1,082,232	7,075,845	0.6%
	Other Securities		318,562,706	24.9%
TOTAL AUSTRALIA			617,944,079	48.7%

CHINA — (0.2%)
	Other Securities		2,816,307	0.2%

HONG KONG — (23.2%)
*	Esprit Holdings, Ltd.	12,854,950	24,938,591	2.0%
#	Giordano International, Ltd.	9,084,000	8,126,353	0.7%
	Hopewell Holdings, Ltd.	1,932,000	6,563,518	0.5%
#	Luk Fook Holdings International, Ltd.	2,289,000	8,736,821	0.7%
	Melco International Development, Ltd.	4,639,000	17,142,206	1.4%
	Pacific Basin Shipping, Ltd.	11,222,000	8,069,508	0.6%
	SA SA International Holdings, Ltd.	7,154,000	8,412,255	0.7%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
HONG KONG — (Continued)
Shun Tak Holdings, Ltd.	10,767,419	$6,371,491	0.5%
# Vitasoy International Holdings, Ltd.	4,167,000	6,457,386	0.5%
Xinyi Glass Holdings, Ltd.	12,292,000	10,889,452	0.9%
Other Securities		254,335,566	19.9%
TOTAL HONG KONG		360,043,147	28.4%

NEW ZEALAND — (6.3%)
# Fisher & Paykel Healthcare Corp., Ltd.	3,466,964	10,987,724	0.9%
# Ryman Healthcare, Ltd.	1,781,343	11,508,209	0.9%
Sky Network Television, Ltd.	1,434,811	6,897,598	0.6%
# SKYCITY Entertainment Group, Ltd.	3,450,245	10,589,310	0.8%
Other Securities		58,055,406	4.5%
TOTAL NEW ZEALAND		98,038,247	7.7%

SINGAPORE — (11.3%)
Singapore Post, Ltd.	9,103,120	9,565,032	0.8%
Venture Corp., Ltd.	1,600,000	9,741,011	0.8%
Other Securities		155,265,181	12.2%
TOTAL SINGAPORE		174,571,224	13.8%
TOTAL COMMON STOCKS		1,253,413,004	98.8%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		993	0.0%
HONG KONG — (0.0%)
Other Securities		22,872	0.0%

SINGAPORE — (0.0%)
Other Securities		9,800	0.0%
TOTAL RIGHTS/WARRANTS		33,665	0.0%

		Shares/
		Face
		Amount	Value†
		(000)
SECURITIES LENDING COLLATERAL — (19.1%)
§@	DFA Short Term Investment Fund	22,471,910	260,000,000	20.5%
@	Repurchase Agreement, Deutsche Bank Securities, Inc. 0.01%, 01/02/14
	(Collateralized by $1,053,899 U.S. Treasury Note 1.625%, 08/15/22,
	valued at $1,054,456) to be repurchased at $1,028,144	$1,028	1,028,144	0.1%
@	Repurchase Agreement, Deutsche Bank Securities, Inc. 0.03%, 01/02/14
	(Collateralized by $38,641,930 U.S. Treasury Note 1.625%, 08/15/22,
	valued at $35,423,782) to be repurchased at $34,729,166	34,729	34,729,137	2.7%
TOTAL SECURITIES LENDING COLLATERAL			295,757,281	23.3%
TOTAL INVESTMENTS — (100.0%)
	(Cost $1,480,709,664)^		$1,549,203,950	122.1%
____________________

^       The cost for federal income tax purposes is $1,468,497,806.

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of December 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$53,789	$617,890,290	—	$617,944,079
China	—	2,816,307	—	2,816,307
Hong Kong	2,537,880	357,505,267	—	360,043,147
New Zealand	—	98,038,247	—	98,038,247
Singapore	643,234	173,927,990	—	174,571,224
Rights/Warrants
Australia	—	993	—	993
Hong Kong	—	22,872	—	22,872
Singapore	—	9,800	—	9,800
Securities Lending Collateral	—	295,757,281	—	295,757,281
TOTAL	$3,234,903	$1,545,969,047	—	$1,549,203,950

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2013
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (98.6%)
Consumer Discretionary — (26.7%)
Barratt Developments P.L.C.	5,157,995	$29,858,039	1.4%
Bellway P.L.C.	652,849	17,006,169	0.8%
Berkeley Group Holdings P.L.C.	650,346	28,672,585	1.3%
Daily Mail & General Trust P.L.C.	1,328,069	21,155,426	1.0%
* Dixons Retail P.L.C.	17,146,818	13,777,213	0.6%
Greene King P.L.C.	1,421,372	20,763,287	1.0%
Home Retail Group P.L.C.	4,196,363	13,366,004	0.6%
Howden Joinery Group P.L.C.	2,911,161	16,656,889	0.8%
Inchcape P.L.C.	2,319,770	23,689,152	1.1%
Informa P.L.C.	3,121,619	29,709,769	1.4%
Persimmon P.L.C.	1,366,507	28,094,285	1.3%
Rightmove P.L.C.	364,336	16,546,153	0.8%
Taylor Wimpey P.L.C.	15,614,170	28,917,383	1.4%
* Thomas Cook Group P.L.C.	7,517,966	20,866,759	1.0%
William Hill P.L.C.	3,678,697	24,523,406	1.1%
Other Securities		241,751,473	11.3%
Total Consumer Discretionary		575,353,992	26.9%

Consumer Staples — (3.7%)
Booker Group P.L.C.	7,511,637	20,260,459	0.9%
Britvic P.L.C.	1,227,439	14,091,841	0.7%
Other Securities		46,544,063	2.2%
Total Consumer Staples		80,896,363	3.8%

Energy — (5.0%)
* Afren P.L.C.	5,639,345	15,818,103	0.7%
John Wood Group P.L.C.	1,508,579	17,197,863	0.8%
Other Securities		73,859,003	3.5%
Total Energy		106,874,969	5.0%

Financials — (14.2%)
Amlin P.L.C.	2,613,209	19,893,247	0.9%
Catlin Group, Ltd.	1,812,653	17,449,916	0.8%
Close Brothers Group P.L.C.	777,213	17,698,059	0.8%
Henderson Group P.L.C.	5,229,541	19,871,144	0.9%
Hiscox, Ltd.	1,848,675	21,306,716	1.0%
ICAP P.L.C.	2,874,272	21,528,023	1.0%
IG Group Holdings P.L.C.	1,508,085	15,407,032	0.7%
Man Group P.L.C.	9,800,117	13,844,438	0.6%
Other Securities		159,006,763	7.6%
Total Financials		306,005,338	14.3%

Health Care — (2.8%)
* BTG P.L.C.	1,781,080	16,968,345	0.8%
Hikma Pharmaceuticals P.L.C.	713,706	14,216,411	0.7%
Other Securities		29,071,699	1.3%
Total Health Care		60,256,455	2.8%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (25.8%)
Ashtead Group P.L.C.	2,598,958	$32,785,158	1.5%
Balfour Beatty P.L.C.	3,596,658	17,135,243	0.8%
BBA Aviation P.L.C.	2,792,163	14,858,434	0.7%
Bodycote P.L.C.	1,253,236	13,929,275	0.7%
Cobham P.L.C.	5,618,202	25,574,824	1.2%
DCC P.L.C.	431,941	21,254,220	1.0%
Hays P.L.C.	7,041,541	15,167,118	0.7%
Invensys P.L.C.	2,824,855	23,877,475	1.1%
Melrose Industries P.L.C	3,901,836	19,795,277	0.9%
Rotork P.L.C.	339,433	16,156,639	0.8%
Serco Group P.L.C.	1,965,238	16,261,531	0.8%
Spirax-Sarco Engineering P.L.C.	346,717	17,207,831	0.8%
Stagecoach Group P.L.C.	2,248,039	14,103,906	0.7%
Other Securities		308,100,879	14.4%
Total Industrials		556,207,810	26.1%

Information Technology — (7.9%)
Halma P.L.C.	1,758,080	17,589,837	0.8%
Spectris P.L.C.	582,385	24,746,529	1.2%
Other Securities		129,223,710	6.0%
Total Information Technology		171,560,076	8.0%

Materials — (7.4%)
Croda International P.L.C.	442,133	18,022,639	0.8%
DS Smith P.L.C.	4,875,734	26,884,040	1.3%
Essentra PLC	950,734	13,543,497	0.6%
Other Securities		100,841,327	4.8%
Total Materials		159,291,503	7.5%

Telecommunication Services — (2.5%)
Inmarsat P.L.C.	2,104,903	26,391,821	1.2%
Other Securities		27,013,934	1.3%
Total Telecommunication Services		53,405,755	2.5%

Utilities — (2.6%)
Drax Group P.L.C.	2,103,725	27,913,186	1.3%
Pennon Group P.L.C.	1,980,713	21,643,233	1.0%
Other Securities		6,259,663	0.3%
Total Utilities		55,816,082	2.6%
TOTAL COMMON STOCKS		2,125,668,343	99.5%

PREFERRED STOCKS — (0.0%)
Other Securities		5,744	0.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (1.4%)
§@ DFA Short Term Investment Fund	2,592,913	$30,000,000	1.4%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.03%, 01/02/14 (Collateralized
by $931,375 U.S. Treasury Note 1.625%, 08/15/22, valued at $853,809) to be
repurchased at $837,067	$837	837,066	0.1%
TOTAL SECURITIES LENDING COLLATERAL		30,837,066	1.5%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,372,624,963)^		$2,156,511,153	101.0%
____________________

^       The cost for federal income tax purposes is $1,392,086,838

Summary of the Series’ investments as of December 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$575,353,992	—	$575,353,992
Consumer Staples	—	80,896,363	—	80,896,363
Energy	—	106,874,969	—	106,874,969
Financials	—	306,005,338	—	306,005,338
Health Care	—	60,256,455	—	60,256,455
Industrials	—	556,207,810	—	556,207,810
Information Technology	—	171,560,076	—	171,560,076
Materials	—	159,291,503	—	159,291,503
Telecommunication Services	—	53,405,755	—	53,405,755
Utilities	—	55,816,082	—	55,816,082
Preferred Stocks	—	5,744	—	5,744
Securities Lending Collateral	—	30,837,066	—	30,837,066
TOTAL	—	$2,156,511,153	—	$2,156,511,153

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2013
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (89.6%)
AUSTRIA — (2.2%)
Other Securities		$81,454,565	2.5%

BELGIUM — (2.8%)
Ackermans & van Haaren NV	118,073	13,835,349	0.4%
Other Securities		89,379,897	2.7%
TOTAL BELGIUM		103,215,246	3.1%

DENMARK — (4.4%)
GN Store Nord A.S.	772,340	18,980,994	0.6%
* Jyske Bank A.S.	265,701	14,366,298	0.4%
* Topdanmark A.S.	507,925	13,385,462	0.4%
* Vestas Wind Systems A.S.	693,291	20,529,354	0.6%
Other Securities		94,935,495	2.9%
TOTAL DENMARK		162,197,603	4.9%

FINLAND — (5.8%)
# Elisa Oyj	675,933	17,924,776	0.5%
Huhtamaki Oyj	452,365	11,635,843	0.4%
# Neste Oil Oyj	604,358	11,952,056	0.4%
Other Securities		172,306,354	5.1%
TOTAL FINLAND		213,819,029	6.4%

FRANCE — (11.8%)
#* Alcatel-Lucent	12,082,064	53,616,851	1.6%
Lagardere SCA	448,838	16,684,920	0.5%
# Neopost SA	167,752	12,944,999	0.4%
#* Peugeot SA	1,076,690	14,011,148	0.4%
Teleperformance	275,593	16,807,909	0.5%
Other Securities		320,815,704	9.7%
TOTAL FRANCE		434,881,531	13.1%

GERMANY — (13.2%)
* Aareal Bank AG	423,110	16,788,306	0.5%
# Celesio AG	406,712	12,895,576	0.4%
# Deutsche Wohnen AG	837,032	16,162,447	0.5%
Freenet AG	498,012	14,963,252	0.5%
Leoni AG	160,146	11,998,343	0.4%
Rheinmetall AG	195,657	12,070,955	0.4%
Rhoen Klinikum AG	500,406	14,627,376	0.4%
Stada Arzneimittel AG	298,237	14,765,675	0.5%
Other Securities		375,542,868	11.1%
TOTAL GERMANY		489,814,798	14.7%

GREECE — (0.1%)
Other Securities		1,994,391	0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
IRELAND — (2.0%)
Paddy Power P.L.C.	175,221	$14,954,275	0.5%
Smurfit Kappa Group P.L.C.	554,973	13,619,645	0.4%
Other Securities		47,266,093	1.4%
TOTAL IRELAND		75,840,013	2.3%

ISRAEL — (2.4%)
Other Securities		89,507,359	2.7%

ITALY — (8.4%)
Azimut Holding SpA	491,069	13,398,416	0.4%
* Banca Popolare dell’Emilia Romagna SC	1,449,109	13,826,922	0.4%
* Banco Popolare	7,192,146	13,773,778	0.4%
#* Finmeccanica SpA	1,838,316	13,953,790	0.4%
* Mediaset SpA	3,041,414	14,423,670	0.4%
Unione di Banche Italiane SCPA	1,904,008	12,907,806	0.4%
Other Securities		228,256,787	6.9%
TOTAL ITALY		310,541,169	9.3%

NETHERLANDS — (5.3%)
Aalberts Industries NV	480,099	15,324,497	0.5%
Delta Lloyd NV	955,431	23,727,004	0.7%
Nutreco NV	359,256	17,863,786	0.5%
* PostNL NV	2,402,055	13,732,375	0.4%
* SBM Offshore NV	962,257	19,605,506	0.6%
Other Securities		104,414,848	3.2%
TOTAL NETHERLANDS		194,668,016	5.9%

NORWAY — (3.3%)
#* DNO International ASA	3,792,519	15,178,642	0.5%
Other Securities		106,944,652	3.2%
TOTAL NORWAY		122,123,294	3.7%

PORTUGAL — (1.7%)
Other Securities		62,850,295	1.9%

SPAIN — (5.5%)
Bankinter SA	2,085,446	14,330,444	0.4%
# Bolsas y Mercados Espanoles SA	339,789	12,936,955	0.4%
Viscofan SA	213,526	12,150,240	0.4%
Other Securities		162,572,702	4.9%
TOTAL SPAIN		201,990,341	6.1%

SWEDEN — (9.3%)
Castellum AB	752,681	11,719,435	0.4%
Meda AB Class A	976,572	12,402,074	0.4%
Modern Times Group AB Class B	248,096	12,861,186	0.4%
NCC AB Class B	373,389	12,194,917	0.4%
Other Securities		293,858,298	8.7%
TOTAL SWEDEN		343,035,910	10.3%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (11.4%)
* Dufry AG	73,187	$12,857,446	0.4%
Galenica AG	20,798	20,937,330	0.6%
GAM Holding AG	806,220	15,697,420	0.5%
Georg Fischer AG	18,366	12,930,272	0.4%
Helvetia Holding AG	27,336	13,723,169	0.4%
Lonza Group AG	255,221	24,254,443	0.7%
OC Oerlikon Corp. AG	858,856	12,866,100	0.4%
PSP Swiss Property AG	148,327	12,569,258	0.4%
Other Securities		294,558,056	8.9%
TOTAL SWITZERLAND		420,393,494	12.7%

UNITED KINGDOM — (0.0%)
Other Securities		1,425,127	0.0%
TOTAL COMMON STOCKS		3,309,752,181	99.7%

RIGHTS/WARRANTS — (0.0%)

AUSTRIA — (0.0%)
Other Securities		—	0.0%

GERMANY — (0.0%)
Other Securities		2,872	0.0%

ISRAEL — (0.0%)
Other Securities		1	0.0%

ITALY — (0.0%)
Other Securities		—	0.0%

NORWAY — (0.0%)
Other Securities		31,325	0.0%

SPAIN — (0.0%)
Other Securities		65,692	0.0%
TOTAL RIGHTS/WARRANTS		99,890	0.0%

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (10.4%)
§@ DFA Short Term Investment Fund	33,102,852	383,000,000	11.5%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.03%, 01/02/14
(Collateralized by $44,206 U.S. Treasury Note 1.625%, 08/15/22,
valued at $40,525) to be repurchased at $39,730	$40	39,730	0.0%
TOTAL SECURITIES LENDING COLLATERAL		383,039,730	11.5%
TOTAL INVESTMENTS — (100.0%)
(Cost $2,769,287,403)^		$3,692,891,801	111.2%
____________________

^       The cost for federal income tax purposes is $2,775,791,203.

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series’ investments as of December 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$81,454,565	—	$81,454,565
Belgium	$3,080,645	100,134,601	—	103,215,246
Denmark	55,933	162,141,670	—	162,197,603
Finland	—	213,819,029	—	213,819,029
France	—	434,881,531	—	434,881,531
Germany	10,096,867	479,717,931	—	489,814,798
Greece	—	1,994,391	—	1,994,391
Ireland	13,094	75,826,919	—	75,840,013
Israel	—	89,507,359	—	89,507,359
Italy	—	310,541,169	—	310,541,169
Netherlands	—	194,668,016	—	194,668,016
Norway	1,914,510	120,208,784	—	122,123,294
Portugal	—	62,850,295	—	62,850,295
Spain	—	201,990,341	—	201,990,341
Sweden	—	343,035,910	—	343,035,910
Switzerland	—	420,393,494	—	420,393,494
United Kingdom	—	1,425,127	—	1,425,127
Rights/Warrants
Austria	—	—	—	—
Germany	—	2,872	—	2,872
Israel	—	1	—	1
Italy	—	—	—	—
Norway	—	31,325	—	31,325
Spain	—	65,692	—	65,692
Securities Lending Collateral	—	383,039,730	—	383,039,730
TOTAL	$15,161,049	$3,677,730,752	—	$3,692,891,801

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2013
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (76.1%)
Consumer Discretionary — (7.9%)
#	Cineplex, Inc.	271,135	$11,246,136	1.5%
#	Corus Entertainment, Inc. Class B	369,716	8,951,843	1.2%
	Dorel Industries, Inc. Class B	126,820	4,830,442	0.6%
#*	Imax Corp.	211,609	6,223,267	0.8%
	Linamar Corp.	269,606	11,215,711	1.5%
#	RONA, Inc.	681,945	8,480,578	1.1%
	Other Securities		27,574,684	3.6%
Total Consumer Discretionary			78,522,661	10.3%

Consumer Staples — (3.3%)
#	Maple Leaf Foods, Inc.	500,264	7,907,209	1.0%
	North West Co., Inc. (The)	232,610	5,636,509	0.7%
	Other Securities		18,750,271	2.5%
Total Consumer Staples			32,293,989	4.2%

Energy — (20.1%)
*	Advantage Oil & Gas, Ltd.	1,098,231	4,766,152	0.6%
*	Bankers Petroleum, Ltd.	1,277,846	5,256,942	0.7%
*	Bellatrix Exploration, Ltd.	786,371	5,781,650	0.8%
#	Enbridge Income Fund Holdings, Inc.	227,285	5,060,287	0.7%
*	Gran Tierra Energy, Inc.	1,391,012	10,148,593	1.3%
#	Lightstream Resources, Ltd.	863,190	4,778,121	0.6%
#	Mullen Group, Ltd.	458,025	12,241,308	1.6%
#	Parkland Fuel Corp.	353,327	6,143,516	0.8%
#	Pason Systems, Inc.	285,137	6,168,461	0.8%
	Secure Energy Services, Inc.	437,854	7,283,483	1.0%
#	Trican Well Service, Ltd.	643,185	7,859,300	1.0%
	Trinidad Drilling, Ltd.	604,997	5,609,998	0.7%
#	Whitecap Resources, Inc.	784,268	9,332,217	1.2%
	Other Securities		108,428,056	14.3%
Total Energy			198,858,084	26.1%

Financials — (6.2%)
#	AGF Management, Ltd. Class B	381,468	4,765,432	0.6%
#	Canadian Western Bank	300,957	10,953,163	1.5%
	FirstService Corp.	135,548	5,837,911	0.8%
#	Genworth MI Canada, Inc	149,254	5,146,787	0.7%
#	Home Capital Group, Inc.	120,600	9,188,193	1.2%
	Laurentian Bank of Canada	147,250	6,504,090	0.9%
	Other Securities		19,216,386	2.4%
Total Financials			61,611,962	8.1%

Health Care — (1.8%)
*	Paladin Labs, Inc.	53,575	5,975,081	0.8%
	Other Securities		12,027,285	1.6%
Total Health Care			18,002,366	2.4%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (11.6%)
*	ATS Automation Tooling Systems, Inc.	443,024	$5,672,042	0.7%
#	Black Diamond Group, Ltd.	188,933	5,335,834	0.7%
#	Genivar, Inc.	181,860	5,399,731	0.7%
	MacDonald Dettwiler & Associates, Ltd.	85,470	6,621,964	0.9%
#	Ritchie Bros Auctioneers, Inc.	302,499	6,937,045	0.9%
#	Russel Metals, Inc.	316,110	9,341,203	1.2%
#	Stantec, Inc.	228,285	14,153,777	1.9%
	Transcontinental, Inc. Class A	333,758	4,593,591	0.6%
#	TransForce, Inc.	388,103	9,228,978	1.2%
	Other Securities		47,696,320	6.3%
Total Industrials			114,980,485	15.1%

Information Technology — (4.6%)
*	Celestica, Inc.	949,607	9,869,298	1.3%
#	Davis + Henderson Corp.	334,212	9,372,723	1.2%
	Other Securities		26,009,483	3.5%
Total Information Technology			45,251,504	6.0%

Materials — (16.3%)
#	Alamos Gold, Inc.	547,611	6,634,741	0.9%
*	Canfor Corp.	226,822	5,692,704	0.8%
	CCL Industries, Inc. Class B	111,467	8,312,935	1.1%
*	Dominion Diamond Corp.	379,239	5,433,766	0.7%
#	HudBay Minerals, Inc.	872,492	7,178,706	0.9%
	Norbord, Inc.	160,989	5,131,643	0.7%
#*	Osisko Mining Corp.	1,520,315	6,741,053	0.9%
	Sherritt International Corp.	1,628,826	5,673,482	0.8%
	Other Securities		110,040,017	14.4%
Total Materials			160,839,047	21.2%

Telecommunication Services — (0.3%)
	Other Securities		2,822,251	0.4%

Utilities — (4.0%)
#	Algonquin Power & Utilities Corp.	912,415	6,304,661	0.8%
#	Capital Power Corp.	376,609	7,551,680	1.0%
#	Superior Plus Corp.	653,197	7,594,241	1.0%
	Other Securities		18,380,940	2.4%
Total Utilities			39,831,522	5.2%

TOTAL COMMON STOCKS			753,013,871	99.0%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (23.9%)
§@DFA Short Term Investment Fund	20,397,580	$236,000,000	31.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.03%,
01/02/14 (Collateralized by $560,668 U.S. Treasury Note 1.625%,
08/15/22, valued at $513,975) to be repurchased at $503,896	$504	503,896	0.1%
TOTAL SECURITIES LENDING COLLATERAL		236,503,896	31.1%

TOTAL INVESTMENTS — (100.0%) (Cost $1,055,550,660)^		$989,517,767	130.1%
____________________

^ The cost for federal income tax purposes is $1,058,871,031.

Summary of the Series’ investments as of December 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$78,522,661	—	—	$78,522,661
Consumer Staples	32,293,989	—	—	32,293,989
Energy	198,857,569	$515	—	198,858,084
Financials	61,611,962	—	—	61,611,962
Health Care	17,957,101	45,265	—	18,002,366
Industrials	114,980,485	—	—	114,980,485
Information Technology	45,251,504	—	—	45,251,504
Materials	160,824,707	14,340	—	160,839,047
Telecommunication Services	2,822,251	—	—	2,822,251
Utilities	39,831,522	—	—	39,831,522
Securities Lending Collateral	—	236,503,896	—	236,503,896
TOTAL	$752,953,751	$236,564,016	—	$989,517,767

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2013

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (88.3%)
Consumer Discretionary — (18.9%)
Accordia Golf Co., Ltd.	575,900	$6,320,624	0.3%
Aoyama Trading Co., Ltd.	315,900	8,054,712	0.4%
#* Arnest One Corp.	238,800	6,557,104	0.3%
* Haseko Corp.	1,339,000	9,924,834	0.4%
# Nifco, Inc.	277,500	7,395,022	0.3%
Resorttrust, Inc.	200,608	7,641,738	0.3%
Shimachu Co., Ltd.	273,900	6,651,367	0.3%
Tokyo Dome Corp.	984,200	6,768,438	0.3%
Toyo Tire & Rubber Co., Ltd.	1,080,000	6,310,337	0.3%
Other Securities		419,039,070	18.3%
Total Consumer Discretionary		484,663,246	21.2%

Consumer Staples — (8.2%)
Fuji Oil Co. Ltd/Osaka	367,600	6,699,430	0.3%
# Nichirei Corp.	1,382,000	7,133,447	0.3%
# Pigeon Corp.	191,600	9,885,257	0.4%
Sapporo Holdings, Ltd.	1,874,000	8,333,114	0.4%
Takara Holdings, Inc.	702,500	6,442,135	0.3%
UNY Group Holdings Co., Ltd.	1,183,300	7,466,985	0.3%
Other Securities		163,690,997	7.2%
Total Consumer Staples		209,651,365	9.2%

Energy — (0.8%)
Other Securities		21,136,267	0.9%

Financials — (9.7%)
Daishi Bank, Ltd. (The)	2,006,000	7,003,326	0.3%
Juroku Bank, Ltd. (The)	1,985,000	7,771,817	0.3%
Musashino Bank, Ltd. (The)	196,000	6,876,837	0.3%
San-In Godo Bank, Ltd. (The)	961,000	6,976,501	0.3%
Other Securities		219,964,821	9.7%
Total Financials		248,593,302	10.9%

Health Care — (4.2%)
# Kaken Pharmaceutical Co., Ltd.	417,000	6,512,147	0.3%
Nihon Kohden Corp.	180,100	7,417,704	0.3%
Rohto Pharmaceutical Co., Ltd.	475,000	6,893,342	0.3%
Ship Healthcare Holdings, Inc.	185,700	7,620,076	0.3%
Other Securities		77,893,145	3.5%
Total Health Care		106,336,414	4.7%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (26.4%)
#	Daifuku Co., Ltd.	505,000	$6,493,984	0.3%
#	DMG Mori Seiki Co., Ltd.	551,500	8,946,428	0.4%
	Fujikura, Ltd.	2,042,000	9,317,972	0.4%
#	Furukawa Electric Co., Ltd.	3,973,000	9,208,531	0.4%
	Glory, Ltd.	305,000	7,563,052	0.3%
	Hitachi Zosen Corp.	879,499	6,993,194	0.3%
	Komori Corp.	407,800	6,412,688	0.3%
	Maeda Road Construction Co., Ltd.	360,000	6,401,143	0.3%
#	Minebea Co., Ltd.	1,975,000	10,933,515	0.5%
	Mitsui Engineering & Shipbuilding Co., Ltd.	4,170,000	8,185,614	0.4%
#*	Nippon Sheet Glass Co., Ltd.	5,424,000	7,034,712	0.3%
	Nishimatsu Construction Co., Ltd.	1,855,000	6,548,878	0.3%
#	Nisshinbo Holdings, Inc.	834,000	7,366,107	0.3%
#	OKUMA Corp.	792,000	6,690,276	0.3%
	OSG Corp.	401,700	6,498,156	0.3%
#	Sanwa Holdings Corp.	1,215,000	7,786,723	0.3%
	Seino Holdings Co., Ltd.	731,000	7,219,534	0.3%
	Sohgo Security Services Co., Ltd.	338,100	6,834,701	0.3%
	Other Securities		541,155,767	23.7%
Total Industrials			677,590,975	29.7%

Information Technology — (9.2%)
*	Alps Electric Co., Ltd.	1,084,100	9,513,585	0.4%
	Horiba, Ltd.	218,850	7,996,873	0.4%
	IT Holdings Corp.	448,301	6,439,577	0.3%
#	Taiyo Yuden Co., Ltd.	619,100	7,935,573	0.4%
	Other Securities		204,758,270	8.9%
Total Information Technology			236,643,878	10.4%

Materials — (10.5%)
	Mitsui Mining & Smelting Co., Ltd.	3,353,000	8,547,456	0.4%
	Rengo Co., Ltd.	1,219,000	6,519,768	0.3%
	Sumitomo Osaka Cement Co., Ltd.	2,274,000	9,175,091	0.4%
	Tokuyama Corp.	1,979,000	7,654,790	0.3%
	Toyobo Co., Ltd.	4,867,000	9,352,621	0.4%
	Other Securities		228,355,855	10.0%
Total Materials			269,605,581	11.8%

Telecommunication Services — (0.0%)
	Other Securities		895,224	0.0%

Utilities — (0.4%)
	Other Securities		10,306,973	0.5%
TOTAL COMMON STOCKS			2,265,423,225	99.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (11.7%)
§@DFA Short Term Investment Fund	25,929,127	$300,000,000	13.2%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/13
(Collateralized by $474,360 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from 04/01/27 to 10/01/43, valued at $428,972)
to be repurchased at $420,562	$421	420,561	0.0%
TOTAL SECURITIES LENDING COLLATERAL		300,420,561	13.2%
TOTAL INVESTMENTS — (100.0%)
(Cost $2,358,439,958)		$2,565,843,786	112.5%

Summary of the Series’ investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$687,517	$483,975,729	—	$484,663,246
Consumer Staples	—	209,651,365	—	209,651,365
Energy	—	21,136,267	—	21,136,267
Financials	9,015,209	239,578,093	—	248,593,302
Health Care	—	106,336,414	—	106,336,414
Industrials	—	677,590,975	—	677,590,975
Information Technology	—	236,643,878	—	236,643,878
Materials	—	269,605,581	—	269,605,581
Telecommunication Services	—	895,224	—	895,224
Utilities	—	10,306,973	—	10,306,973
Securities Lending Collateral	—	300,420,561	—	300,420,561
TOTAL	$9,702,726	$2,556,141,060	—	$2,565,843,786

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2013

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (81.3%)
AUSTRALIA — (40.8%)
	Adelaide Brighton, Ltd.	1,822,054	$6,631,679	0.5%
#	Ansell, Ltd.	414,608	7,641,753	0.6%
	Aristocrat Leisure, Ltd.	2,580,305	12,320,792	1.0%
	Arrium, Ltd.	7,583,001	9,907,713	0.8%
#*	Aurora Oil & Gas, Ltd.	2,256,634	6,929,410	0.6%
	Beach Energy, Ltd.	7,442,568	10,052,661	0.8%
*	BlueScope Steel, Ltd.	2,365,706	11,158,750	0.9%
#	Bradken, Ltd.	1,201,799	7,089,963	0.6%
#	carsales.com, Ltd.	1,220,399	12,118,987	1.0%
	CSR, Ltd.	2,829,296	6,679,778	0.5%
#	David Jones, Ltd.	3,241,419	8,330,548	0.7%
	Downer EDI, Ltd.	2,414,160	11,216,171	0.9%
	DuluxGroup, Ltd.	2,317,895	11,287,494	0.9%
	Envestra, Ltd.	6,189,006	6,576,924	0.5%
#	Fairfax Media, Ltd.	11,005,131	6,283,630	0.5%
	Goodman Fielder, Ltd.	9,960,250	7,158,645	0.6%
	GrainCorp, Ltd. Class A	828,668	9,661,614	0.8%
#	Invocare, Ltd.	638,866	6,616,861	0.5%
	IOOF Holdings, Ltd.	1,239,793	10,543,213	0.8%
#	Iress, Ltd.	767,110	7,158,910	0.6%
#	JB Hi-Fi, Ltd.	639,044	13,169,341	1.0%
#	Mineral Resources, Ltd.	756,386	8,087,153	0.6%
#	Monadelphous Group, Ltd.	491,743	8,437,605	0.7%
#	Myer Holdings, Ltd.	3,564,925	8,425,293	0.7%
	Navitas, Ltd.	1,192,373	6,531,773	0.5%
#	Perpetual, Ltd.	234,074	10,190,785	0.8%
	Primary Health Care, Ltd.	1,709,571	7,975,871	0.6%
#	Reece Australia, Ltd.	238,257	6,301,473	0.5%
#*	Sims Metal Management, Ltd.	863,295	8,177,344	0.6%
	Spark Infrastructure Group	4,143,888	6,637,154	0.5%
#	Super Retail Group, Ltd.	1,291,875	16,364,147	1.3%
#	TPG Telecom, Ltd.	1,484,123	6,542,913	0.5%
#	UGL, Ltd.	995,514	6,923,273	0.6%
	Other Securities		343,191,406	27.0%
TOTAL AUSTRALIA			632,321,027	50.0%

BERMUDA — (0.0%)
	Other Securities		4,364	0.0%

CAYMAN ISLANDS — (0.0%)
	Other Securities		22,553	0.0%

CHINA — (0.1%)
	Other Securities		2,100,808	0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
HONG KONG — (22.5%)
# Chow Sang Sang Holdings International, Ltd.	1,967,000	$6,379,263	0.5%
# Esprit Holdings, Ltd.	13,005,750	23,980,456	1.9%
# Giordano International, Ltd.	9,084,000	8,521,138	0.7%
Hopewell Holdings, Ltd.	1,804,000	6,087,002	0.5%
# Luk Fook Holdings International, Ltd.	2,289,000	8,142,153	0.7%
# Melco International Development, Ltd.	6,017,000	18,925,645	1.5%
Pacific Basin Shipping, Ltd.	11,222,000	8,030,542	0.6%
SA SA International Holdings, Ltd.	7,008,000	7,672,215	0.6%
Shun Tak Holdings, Ltd.	10,767,419	6,237,351	0.5%
Xinyi Glass Holdings, Ltd.	12,292,000	12,189,775	1.0%
Other Securities		242,212,412	19.0%
TOTAL HONG KONG		348,377,952	27.5%

NEW ZEALAND — (6.3%)
# Fisher & Paykel Healthcare Corp., Ltd.	3,375,400	10,265,529	0.8%
Port of Tauranga, Ltd.	528,322	6,019,074	0.5%
# Ryman Healthcare, Ltd.	1,742,405	10,861,648	0.9%
Sky Network Television, Ltd.	1,319,448	6,757,325	0.5%
# SKYCITY Entertainment Group, Ltd.	3,420,386	10,984,846	0.9%
Other Securities		52,594,791	4.1%
TOTAL NEW ZEALAND		97,483,213	7.7%

PHILIPPINES — (0.0%)
Other Securities		17,016	0.0%

SINGAPORE — (11.6%)
# Singapore Post, Ltd.	9,103,120	9,596,310	0.8%
# Venture Corp., Ltd.	1,600,000	10,019,818	0.8%
Other Securities		159,696,850	12.6%
TOTAL SINGAPORE		179,312,978	14.2%
TOTAL COMMON STOCKS		1,259,639,911	99.5%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		—	0.0%

HONG KONG — (0.0%)
Other Securities		—	0.0%
TOTAL RIGHTS/WARRANTS		—	0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (18.7%)
§@DFA Short Term Investment Fund	25,064,823	$290,000,000	22.9%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.09%,
11/01/13 (Collateralized by $507,256 U.S. Treasury Note 2.375%,
09/30/14, valued at $518,619) to be repurchased at $506,216	$506	506,215	0.1%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/13
(Collateralized by $51,657 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from 04/01/27 to 10/01/43, valued at $46,714)
to be repurchased at $45,798	46	45,798	0.0%
TOTAL SECURITIES LENDING COLLATERAL		290,552,013	23.0%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,443,079,348)		$1,550,191,924	122.5%

Summary of the Series’ investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$217,641	$632,103,386	—	$632,321,027
Bermuda	—	4,364	—	4,364
Cayman Islands	—	22,553	—	22,553
China	—	2,100,808	—	2,100,808
Hong Kong	4,648,233	343,729,719	—	348,377,952
New Zealand	—	97,483,213	—	97,483,213
Philippines	—	17,016	—	17,016
Singapore	10,228	179,302,750	—	179,312,978
Rights/Warrants
Australia	—	—	—	—
Hong Kong	—	—	—	—
Securities Lending Collateral	—	290,552,013	—	290,552,013
TOTAL	$4,876,102	$1,545,315,822	—	$1,550,191,924

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2013

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (98.5%)
Consumer Discretionary — (26.5%)
Barratt Developments P.L.C.	5,157,995	$27,660,094	1.4%
Bellway P.L.C.	652,849	15,724,768	0.8%
Berkeley Group Holdings P.L.C.	650,346	24,378,283	1.2%
Daily Mail & General Trust P.L.C.	1,328,069	17,321,746	0.9%
* Dixons Retail P.L.C.	16,850,562	13,202,433	0.7%
Greene King P.L.C.	1,421,372	18,808,719	0.9%
Home Retail Group P.L.C.	4,196,363	13,388,556	0.7%
Howden Joinery Group P.L.C.	2,676,884	13,843,959	0.7%
Inchcape P.L.C.	2,319,770	23,684,611	1.2%
Informa P.L.C.	3,121,619	27,964,781	1.4%
Ladbrokes P.L.C.	4,483,503	13,723,124	0.7%
Persimmon P.L.C.	1,366,507	27,666,555	1.4%
Rightmove P.L.C.	319,449	13,574,746	0.7%
Taylor Wimpey P.L.C.	15,614,170	27,549,112	1.4%
* Thomas Cook Group P.L.C.	7,517,966	17,303,141	0.9%
William Hill P.L.C.	3,678,697	23,618,931	1.2%
Other Securities		213,258,054	10.6%
Total Consumer Discretionary		532,671,613	26.8%

Consumer Staples — (3.7%)
Booker Group P.L.C.	7,511,637	18,092,064	0.9%
Other Securities		56,304,593	2.8%
Total Consumer Staples		74,396,657	3.7%

Energy — (5.3%)
* Afren P.L.C.	5,639,345	14,254,859	0.7%
John Wood Group P.L.C.	1,377,126	17,930,742	0.9%
Premier Oil P.L.C.	2,484,308	13,823,320	0.7%
Other Securities		60,971,072	3.1%
Total Energy		106,979,993	5.4%

Financials — (14.2%)
Amlin P.L.C.	2,613,209	17,854,912	0.9%
Catlin Group, Ltd.	1,812,653	14,890,947	0.8%
Close Brothers Group P.L.C.	777,213	15,739,934	0.8%
Henderson Group P.L.C.	5,229,541	17,950,379	0.9%
Hiscox, Ltd.	1,848,675	19,626,193	1.0%
ICAP P.L.C.	2,874,272	17,748,601	0.9%
IG Group Holdings P.L.C.	1,346,879	13,237,127	0.7%
Man Group P.L.C.	9,800,117	13,947,727	0.7%
Other Securities		153,842,365	7.6%
Total Financials		284,838,185	14.3%

Health Care — (2.6%)
Hikma Pharmaceuticals P.L.C.	713,706	13,730,269	0.7%
Other Securities		38,129,221	1.9%
Total Health Care		51,859,490	2.6%

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (26.3%)
Ashtead Group P.L.C.	2,598,958	$27,310,230	1.4%
Balfour Beatty P.L.C.	3,596,658	16,448,453	0.8%
BBA Aviation P.L.C.	2,792,163	15,134,152	0.8%
Berendsen P.L.C.	810,481	12,621,571	0.6%
Bodycote P.L.C.	1,253,236	13,210,384	0.7%
Cobham P.L.C.	5,618,202	25,946,576	1.3%
DCC P.L.C.	431,941	19,342,514	1.0%
Hays P.L.C.	7,041,541	14,054,156	0.7%
Invensys P.L.C.	2,824,855	22,668,384	1.1%
Melrose Industries P.L.C.	4,156,691	21,310,110	1.1%
Rotork P.L.C.	335,959	15,392,385	0.8%
Serco Group P.L.C.	1,965,238	17,561,115	0.9%
Spirax-Sarco Engineering P.L.C.	330,635	15,461,631	0.8%
Stagecoach Group P.L.C.	2,248,039	12,684,109	0.6%
Other Securities		279,015,291	14.0%
Total Industrials		528,161,061	26.6%

Information Technology — (7.7%)
Halma P.L.C.	1,738,128	15,266,910	0.8%
Spectris P.L.C.	582,385	21,564,398	1.1%
Other Securities		117,190,576	5.8%
Total Information Technology		154,021,884	7.7%

Materials — (7.5%)
Croda International P.L.C.	442,133	17,277,527	0.9%
DS Smith P.L.C.	4,875,734	23,632,372	1.2%
Other Securities		109,270,013	5.5%
Total Materials		150,179,912	7.6%

Telecommunication Services — (2.3%)
Inmarsat P.L.C.	2,097,288	24,206,344	1.2%
Other Securities		22,947,045	1.2%
Total Telecommunication Services		47,153,389	2.4%

Utilities — (2.4%)
Drax Group P.L.C.	2,103,725	21,477,657	1.1%
Pennon Group P.L.C.	1,980,713	21,629,062	1.1%
Other Securities		5,169,242	0.2%
Total Utilities		48,275,961	2.4%
TOTAL COMMON STOCKS		1,978,538,145	99.5%

PREFERRED STOCKS — (0.0%)
Other Securities		50,874	0.0%

The United Kingdom Small Company Series
continued

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (1.5%)
§@ DFA Short Term Investment Fund	2,592,913	$30,000,000	1.5%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/13
(Collateralized by $735,534 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from 04/01/27 to 10/01/43, valued at $665,157)
to be repurchased at $652,117	$652	652,115	0.1%
TOTAL SECURITIES LENDING COLLATERAL		30,652,115	1.6%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,356,132,190)		$2,009,241,134	101.1%

Summary of the Series’ investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$19,789	$532,651,824	—	$532,671,613
Consumer Staples	—	74,396,657	—	74,396,657
Energy	—	106,979,993	—	106,979,993
Financials	—	284,838,185	—	284,838,185
Health Care	—	51,859,490	—	51,859,490
Industrials	33,414	528,127,647	—	528,161,061
Information Technology	78,663	153,943,221	—	154,021,884
Materials	—	150,179,912	—	150,179,912
Telecommunication Services	—	47,153,389	—	47,153,389
Utilities	—	48,275,961	—	48,275,961
Preferred Stocks	—	50,874	—	50,874
Securities Lending Collateral	—	30,652,115	—	30,652,115
TOTAL	$131,866	$2,009,109,268	—	$2,009,241,134

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2013

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (86.7%)
AUSTRIA — (2.1%)
Other Securities		$78,645,320	2.4%

BELGIUM — (2.6%)
Ackermans & van Haaren NV	118,073	12,787,617	0.4%
Other Securities		82,826,125	2.6%
TOTAL BELGIUM		95,613,742	3.0%

DENMARK — (4.1%)
GN Store Nord A.S.	772,340	17,619,238	0.6%
* Jyske Bank A.S.	252,239	14,261,538	0.5%
* Topdanmark A.S.	507,925	13,824,624	0.4%
#* Vestas Wind Systems A.S.	693,291	18,578,010	0.6%
Other Securities		88,855,266	2.7%
TOTAL DENMARK		153,138,676	4.8%

FINLAND — (5.5%)
Amer Sports Oyj	550,929	11,303,591	0.4%
# Elisa Oyj	663,319	16,618,626	0.5%
# Neste Oil Oyj	596,102	11,819,716	0.4%
Other Securities		162,284,236	5.0%
TOTAL FINLAND		202,026,169	6.3%

FRANCE — (11.1%)
#* Alcatel-Lucent	12,082,064	46,287,055	1.5%
Lagardere SCA	427,942	15,546,813	0.5%
# Neopost SA	167,752	12,665,437	0.4%
#* Peugeot SA	1,076,690	14,163,830	0.5%
Societe Television Francaise 1	567,362	10,931,881	0.4%
Teleperformance	275,593	14,588,498	0.5%
Other Securities		295,307,033	8.9%
TOTAL FRANCE		409,490,547	12.7%

GERMANY — (12.5%)
* Aareal Bank AG	423,110	16,227,581	0.5%
# Celesio AG	406,712	12,644,638	0.4%
# Deutsche Wohnen AG	816,056	15,347,428	0.5%
Freenet AG	489,959	12,726,578	0.4%
Rheinmetall AG	189,044	11,687,366	0.4%
Rhoen Klinikum AG	500,406	13,984,605	0.4%
Stada Arzneimittel AG	287,980	16,553,592	0.5%
Other Securities		363,033,443	11.3%
TOTAL GERMANY		462,205,231	14.4%

GREECE — (2.0%)
Other Securities		75,861,383	2.4%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
IRELAND — (1.9%)
Paddy Power P.L.C.	175,221	$14,181,124	0.4%
Smurfit Kappa Group P.L.C.	554,973	13,433,965	0.4%
Other Securities		44,425,840	1.4%
TOTAL IRELAND		72,040,929	2.2%

ISRAEL — (2.3%)
Other Securities		86,155,595	2.7%

ITALY — (8.1%)
Azimut Holding SpA	491,069	12,457,026	0.4%
* Banca Popolare dell’Emilia Romagna S.c.r.l.	1,449,109	13,922,026	0.4%
* Banco Popolare	6,663,294	13,237,221	0.4%
#* Finmeccanica SpA	1,838,316	13,471,206	0.4%
* Mediaset SpA	3,041,414	15,187,868	0.5%
Unione di Banche Italiane SCPA	2,765,965	19,116,785	0.6%
Other Securities		214,025,040	6.7%
TOTAL ITALY		301,417,172	9.4%

NETHERLANDS — (5.0%)
Aalberts Industries NV	480,099	14,334,222	0.4%
Delta Lloyd NV	943,521	20,004,182	0.6%
Nutreco NV	359,256	17,562,430	0.6%
#* PostNL NV	2,402,055	12,551,522	0.4%
* SBM Offshore NV	948,481	19,852,164	0.6%
Other Securities		99,359,737	3.1%
TOTAL NETHERLANDS		183,664,257	5.7%

NORWAY — (3.1%)
Other Securities		115,126,917	3.6%

PORTUGAL — (1.5%)
Other Securities		55,664,423	1.7%

RUSSIA — (0.0%)
Other Securities		994,896	0.0%

SPAIN — (5.3%)
Bankinter SA	2,085,446	12,715,217	0.4%
# Bolsas y Mercados Espanoles SA	338,781	12,667,129	0.4%
* Jazztel P.L.C.	1,025,473	11,231,832	0.4%
# Viscofan SA	213,526	11,326,669	0.4%
Other Securities		146,812,397	4.4%
TOTAL SPAIN		194,753,244	6.0%

SWEDEN — (8.7%)
Castellum AB	739,664	11,357,362	0.4%
Modern Times Group AB Class B	234,304	12,780,214	0.4%
Securitas AB Class B	998,620	11,387,211	0.4%
Other Securities		284,674,858	8.7%
TOTAL SWEDEN		320,199,645	9.9%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (10.7%)
* Dufry AG	73,187	$11,824,599	0.4%
Galenica AG	20,798	18,381,416	0.6%
GAM Holding AG	806,220	15,064,909	0.5%
Georg Fischer AG	18,366	12,651,376	0.4%
Helvetia Holding AG	27,336	12,892,724	0.4%
Lonza Group AG	255,221	22,781,770	0.7%
OC Oerlikon Corp. AG	858,856	12,006,957	0.4%
PSP Swiss Property AG	148,327	12,748,515	0.4%
Swiss Life Holding AG	62,436	12,379,830	0.4%
Other Securities		263,744,247	8.1%
TOTAL SWITZERLAND		394,476,343	12.3%

UNITED KINGDOM — (0.2%)
Other Securities		6,763,969	0.2%
TOTAL COMMON STOCKS		3,208,238,458	99.7%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		—	0.0%

ISRAEL — (0.0%)
Other Securities		1	0.0%

ITALY — (0.0%)
Other Securities		51,097	0.0%
TOTAL RIGHTS/WARRANTS		51,098	0.0%

	Shares/
	Face
	Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (13.3%)
§@ DFA Short Term Investment Fund	42,437,338	491,000,000	15.3%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/13
(Collateralized by $123,381 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from 04/01/27 to 10/01/43, valued at $111,576)
to be repurchased at $109,388	$109	109,388	0.0%
TOTAL SECURITIES LENDING COLLATERAL		491,109,388	15.3%
TOTAL INVESTMENTS — (100.0%)
(Cost $2,907,677,627)		$3,699,398,944	115.0%

The Continental Small Company Series
continued

Summary of the Series’ investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$78,645,320	—	$78,645,320
Belgium	—	95,613,742	—	95,613,742
Denmark	$48,818	153,089,858	—	153,138,676
Finland	—	202,026,169	—	202,026,169
France	1,198,479	408,292,068	—	409,490,547
Germany	9,926,017	452,279,214	—	462,205,231
Greece	—	75,861,383	—	75,861,383
Ireland	18,523	72,022,406	—	72,040,929
Israel	—	86,155,595	—	86,155,595
Italy	5,458,905	295,958,267	—	301,417,172
Netherlands	—	183,664,257	—	183,664,257
Norway	1,764,837	113,362,080	—	115,126,917
Portugal	—	55,664,423	—	55,664,423
Russia	—	994,896	—	994,896
Spain	—	194,753,244	—	194,753,244
Sweden	54,338	320,145,307	—	320,199,645
Switzerland	—	394,476,343	—	394,476,343
United Kingdom	—	6,763,969	—	6,763,969
Rights/Warrants
Austria	—	—	—	—
Israel	—	1	—	1
Italy	—	51,097	—	51,097
Securities Lending Collateral	—	491,109,388	—	491,109,388
TOTAL	$18,469,917	$3,680,929,027	—	$3,699,398,944

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2013

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (77.1%)
Consumer Discretionary — (7.9%)
#	Cineplex, Inc.	271,135	$10,921,853	1.5%
#	Corus Entertainment, Inc. Class B	369,716	8,616,601	1.2%
	Dorel Industries, Inc. Class B	126,820	4,712,038	0.7%
#*	Imax Corp.	211,609	6,155,566	0.8%
	Linamar Corp.	269,606	9,065,733	1.2%
	Martinrea International, Inc.	461,356	4,889,449	0.7%
#	RONA, Inc.	681,945	7,992,488	1.1%
	Other Securities		23,079,749	3.0%
Total Consumer Discretionary			75,433,477	10.2%

Consumer Staples — (3.3%)
#	Maple Leaf Foods, Inc.	500,264	7,364,938	1.0%
	North West Co., Inc. (The)	232,610	5,784,853	0.8%
	Other Securities		18,477,910	2.5%
Total Consumer Staples			31,627,701	4.3%

Energy — (20.8%)
*	Bankers Petroleum, Ltd.	1,277,846	4,902,301	0.7%
#*	Bellatrix Exploration, Ltd.	655,708	4,911,600	0.7%
	Calfrac Well Services, Ltd.	154,348	4,811,116	0.7%
#	Enbridge Income Fund Holdings, Inc.	227,285	5,090,016	0.7%
*	Gran Tierra Energy, Inc.	1,391,012	10,486,121	1.4%
*	Legacy Oil + Gas, Inc.	745,800	5,049,967	0.7%
#	Lightstream Resources, Ltd.	863,190	5,546,804	0.8%
#	Mullen Group, Ltd.	458,025	12,273,743	1.7%
#	Parkland Fuel Corp.	353,327	6,475,883	0.9%
#	Pason Systems, Inc.	285,137	5,926,168	0.8%
	Secure Energy Services, Inc.	437,854	6,210,963	0.8%
#	Trican Well Service, Ltd.	643,185	9,037,223	1.2%
	Trinidad Drilling, Ltd.	604,997	5,860,519	0.8%
#	Whitecap Resources, Inc	784,268	9,108,987	1.2%
	Other Securities		103,238,492	13.7%
Total Energy			198,929,903	26.8%

Financials — (6.2%)
#	AGF Management, Ltd. Class B	381,468	5,037,946	0.7%
#	Canadian Western Bank	300,957	9,652,330	1.3%
	FirstService Corp.	135,548	5,634,346	0.8%
#	Home Capital Group, Inc.	120,600	9,571,429	1.3%
	Laurentian Bank of Canada	147,250	6,574,102	0.9%
	Other Securities		23,304,568	3.1%
Total Financials			59,774,721	8.1%

Health Care — (1.5%)
	Other Securities		14,593,623	2.0%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (11.2%)
*	ATS Automation Tooling Systems, Inc.	440,214	$6,088,223	0.8%
#	Black Diamond Group, Ltd.	188,933	4,948,698	0.7%
	Genivar, Inc.	181,860	5,204,721	0.7%
	MacDonald Dettwiler & Associates, Ltd.	85,470	6,521,017	0.9%
#	Ritchie Bros Auctioneers, Inc.	273,199	5,400,308	0.7%
#	Russel Metals, Inc.	316,110	8,731,567	1.2%
	Stantec, Inc.	228,285	13,565,951	1.8%
	Transcontinental, Inc. Class A	333,758	5,329,757	0.7%
#	TransForce, Inc.	388,103	8,594,733	1.1%
	Other Securities		43,443,189	5.9%
Total Industrials			107,828,164	14.5%

Information Technology — (4.5%)
#*	Celestica, Inc.	949,607	10,428,236	1.4%
#	Davis + Henderson Corp.	334,212	8,606,524	1.2%
	Other Securities		23,741,614	3.2%
Total Information Technology			42,776,374	5.8%

Materials — (17.4%)
#	Alamos Gold, Inc.	503,857	8,026,725	1.1%
#	AuRico Gold, Inc.	1,234,795	5,127,955	0.7%
*	Canfor Corp.	362,555	7,514,327	1.0%
	CCL Industries, Inc. Class B	111,467	7,654,570	1.0%
*	Dominion Diamond Corp.	379,239	5,121,263	0.7%
#*	First Majestic Silver Corp.	431,070	4,878,558	0.7%
#	HudBay Minerals, Inc.	872,492	7,112,820	1.0%
#	Sherritt International Corp.	1,628,826	5,577,048	0.8%
	Other Securities		115,295,893	15.4%
Total Materials			166,309,159	22.4%

Telecommunication Services — (0.3%)
	Other Securities		2,823,941	0.4%

Utilities — (4.0%)
#	Algonquin Power & Utilities Corp.	912,415	5,889,371	0.8%
#	Capital Power Corp.	376,609	7,801,999	1.1%
#	Superior Plus Corp.	653,197	6,966,432	0.9%
	Other Securities		18,058,688	2.4%
Total Utilities			38,716,490	5.2%
TOTAL COMMON STOCKS			738,813,553	99.7%

The Canadian Small Company Series
continued

	Shares/
	Face		Percentage
	Amount	Value†	of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (22.9%)
§@ DFA Short Term Investment Fund	18,928,263	$219,000,000	29.5%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/13
(Collateralized by $753,495 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from 04/01/27 to 10/01/43, valued at $681,400)
to be repurchased at $668,041	$668	668,039	0.1%
TOTAL SECURITIES LENDING COLLATERAL		219,668,039	29.6%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,032,941,509)		$958,481,592	129.3%

Summary of the Series’ investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$75,433,477	—	—	$75,433,477
Consumer Staples	31,627,701	—	—	31,627,701
Energy	198,929,422	$481	—	198,929,903
Financials	59,774,721	—	—	59,774,721
Health Care	14,547,507	46,116	—	14,593,623
Industrials	107,828,164	—	—	107,828,164
Information Technology	42,776,374	—	—	42,776,374
Materials	166,308,690	469	—	166,309,159
Telecommunication Services	2,823,941	—	—	2,823,941
Utilities	38,716,490	—	—	38,716,490
Securities Lending Collateral	—	219,668,039	—	219,668,039
TOTAL	$738,766,487	$219,715,105	—	$958,481,592

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013
(Unaudited)

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series*	Series*
ASSETS:
Investments at Value (including $235,304,
$268,476, $29,194, $369,172 and $306,240 of
securities on loan, respectively)	$2,276,425	$1,253,447	$2,125,674	$3,309,852	$753,014
Collateral Received from Securities on
Loan at Value & Cost	714	35,757	837	40	504
Collateral from Securities on Loan Invested in
Affiliate at Value & Cost	248,000	260,000	30,000	383,000	236,000
Foreign Currencies at Value	1,718	3,626	3,119	5,528	293
Cash	1,912	14,427	1,900	1,347	6,918
Receivables:
Investment Securities Sold	922	166	—	388	54
Dividends, Interest and Tax Reclaims	2,052	1,512	4,979	3,648	1,861
Securities Lending Income	239	329	18	575	281
Unrealized Gain on Foreign Currency Contracts	—	2	—	—	2
Total Assets	2,531,982	1,569,266	2,166,527	3,704,378	998,927
LIABILITIES:
Payables:
Upon Return of Securities Loaned	248,714	295,757	30,837	383,040	236,504
Investment Securities Purchased	—	4,950	—	178	1,797
Due to Advisor	190	104	173	274	62
Accrued Expenses and Other Liabilities	166	95	97	176	45
Total Liabilities	249,070	300,906	31,107	383,668	238,408
NET ASSETS	$2,282,912	$1,268,360	$2,135,420	$3,320,710	$760,519
Investments at Cost	$2,091,707	$1,184,953	$1,341,788	$2,386,247	$819,047
Foreign Currencies at Cost	$1,725	$3,625	$3,084	$5,507	$292
____________________

*	The Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $0, $0, $0, $6,731 and $86,353, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2013

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series*	Series*
ASSETS:
Investments at Value (including $277,239,
$259,540, $28,773, $453,898 and $261,509 of
securities on loan, respectively)	$2,265,423	$1,259,640	$1,978,589	$3,208,290	$738,814
Collateral Received from Securities on Loan at
Value & Cost	421	552	652	109	668
Collateral from Securities on Loan
Invested in Affiliate at Value & Cost	300,000	290,000	30,000	491,000	219,000
Foreign Currencies at Value	2,022	1,579	4,022	4,466	3,066
Cash	641	7,261	233	1,415	1,203
Receivables:
Investment Securities Sold	2,551	256	2,722	2,074	168
Dividends, Interest and Tax Reclaims	12,899	1,423	4,898	4,595	624
Securities Lending Income	274	376	23	653	272
Total Assets	2,584,231	1,561,087	2,021,139	3,712,602	963,815
LIABILITIES:
Payables:
Upon Return of Securities Loaned	300,421	290,552	30,652	491,109	219,668
Investment Securities Purchased	1,806	4,809	1,912	3,213	2,830
Due to Advisor	193	106	165	268	62
Unrealized Loss on Foreign Currency Contracts	—	14	—	12	—
Accrued Expenses and Other Liabilities	187	108	123	234	51
Total Liabilities	302,607	295,589	32,852	494,836	222,611
NET ASSETS	$2,281,624	$1,265,498	$1,988,287	$3,217,766	$741,204
Investments at Cost	$2,058,019	$1,152,527	$1,325,480	$2,416,569	$813,274
Foreign Currencies at Cost	$2,026	$1,584	$4,036	$4,499	$3,060
____________________

*       See Note I in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2013

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $3,149,
$1,656, $121, $9,056 and $2,937, respectively)	$37,753	$49,156	$56,947	$63,435	$18,004
Interest	1	—	—	64	—
Income from Securities Lending	3,109	4,274	354	10,444	3,280
Total Investment Income	40,863	53,430	57,301	73,943	21,284

Expenses
Investment Advisory Services Fees	2,039	1,121	1,686	2,642	686
Accounting & Transfer Agent Fees	150	92	125	191	57
Custodian Fees	568	355	131	636	97
Shareholders’ Reports	5	3	4	6	2
Directors’/Trustees’ Fees & Expenses	21	12	18	28	8
Professional Fees	51	29	42	75	18
Other	39	23	30	49	11
Total Expenses	2,873	1,635	2,036	3,627	879
Fees Paid Indirectly	(6)	(5)	(1)	(3)	(2)
Net Expenses	2,867	1,630	2,035	3,624	877
Net Investment Income (Loss)	37,996	51,800	55,266	70,319	20,407
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	94,606	2,045	110,830	61,594	5,104
Foreign Currency Transactions*	(2,405)	32	8	(97)	(36)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	403,911	64,761	377,497	843,629	14,601
Translation of Foreign Currency
Denominated Amounts	393	(13)	(22)	123	(11)
Net Realized and Unrealized
Gain (Loss)	496,505	66,825	488,313	905,249	19,658
Net Increase (Decrease) in Net Assets
Resulting from Operations	$534,501	$118,625	$543,579	$975,568	$40,065
____________________

*       Net of foreign capital gain taxes withheld of $0, $0, $14, $14 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese		The Asia Pacific
	Small Company		Small Company
	Series		Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2013	2012	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$37,996	$35,567	$51,800	$39,082
Net Realized Gain (Loss) on:
Investment Securities Sold	94,606	15,297	2,045	27,956
Futures	—	(283)	—	(140)
Foreign Currency Transactions*	(2,405)	593	32	(236)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	403,911	(47,991)	64,761	3,183
Translation of Foreign Currency
Denominated Amounts	393	(76)	(13)	(94)
Net Increase (Decrease) in Net Assets
Resulting from Operations	534,501	3,107	118,625	69,751
Transactions in Interest:
Contributions	268,246	385,924	243,954	161,440
Withdrawals	(207,854)	(205,115)	(100,941)	(134,065)
Net Increase (Decrease) from
Transactions in Interest	60,392	180,809	143,013	27,375
Total Increase (Decrease) in Net Assets	594,893	183,916	261,638	97,126
Net Assets
Beginning of Year	1,686,731	1,502,815	1,003,860	906,734
End of Year	$2,281,624	$1,686,731	$1,265,498	$1,003,860
____________________

*       Net of foreign capital gain taxes withheld of $0, $0, $0, $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom
	Small Company
	Series
	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$55,266	$41,958
Net Realized Gain (Loss) on:
Investment Securities Sold	110,830	(16,423)
Futures	—	236
Foreign Currency Transactions*	8	339
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	377,497	247,250
Translation of Foreign Currency Denominated Amounts	(22)	(35)
Net Increase (Decrease) in Net Assets Resulting from Operations	543,579	273,325
Transactions in Interest:
Contributions	20,921	92,609
Withdrawals	(41,051)	(34,941)
Net Increase (Decrease) from Transactions in Interest	(20,130)	57,668
Total Increase (Decrease) in Net Assets	523,449	330,993
Net Assets
Beginning of Year	1,464,838	1,133,845
End of Year	$1,988,287	$1,464,838
____________________

*       Net of foreign capital gain taxes withheld of $14 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Continental		The Canadian
	Small Company		Small Company
	Series		Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2013	2012	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$70,319	$62,863	$20,407	$16,111
Net Realized Gain (Loss) on:
Investment Securities Sold	61,594	(4,064)	5,104	26,982
Futures	—	69	—	—
Foreign Currency Transactions*	(97)	(359)	(36)	111
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	843,629	694	14,601	(63,323)
Translation of Foreign Currency
Denominated Amounts	123	(285)	(11)	(7)
Net Increase (Decrease) in Net Assets
Resulting from Operations	975,568	58,918	40,065	(20,126)
Transactions in Interest:
Contributions	97,213	260,944	42,578	11,500
Withdrawals	(100,194)	(76,446)	(30,525)	(38,550)
Net Increase (Decrease) from
Transactions in Interest	(2,981)	184,498	12,053	(27,050)
Total Increase (Decrease) in Net Assets	972,587	243,416	52,118	(47,176)
Net Assets
Beginning of Year	2,245,179	2,001,763	689,086	736,262
End of Year	$3,217,766	$2,245,179	$741,204	$689,086
____________________

*       Net of foreign capital gain taxes withheld of $14, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series					The Asia Pacific Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Total Return	30.62%	0.54%	10.07%	0.72%	22.69%	10.97%	7.48%	(5.15)%	28.91%	84.98%
Net Assets, End of Year
(thousands)	$2,281,624	$1,686,731	$1,502,815	$1,211,600	$1,183,036	$1,265,498	$1,003,860	$906,734	$935,138	$680,997
Ratio of Expenses to Average
Net Assets	0.14%	0.15%	0.14%	0.14%	0.15%	0.15%	0.16%	0.16%	0.17%	0.18%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.14%	0.15%	0.14%	0.14%	0.15%	0.15%	0.16%	0.16%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.87%	2.17%	2.07%	1.95%	2.15%	4.64%	4.26%	3.78%	3.64%	4.00%
Portfolio Turnover Rate	16%	7%	5%	10%	7%	9%	18%	17%	18%	23%

	The United Kingdom Small Company Series					The Continental Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2013	2012	2011	2010	2009	2013	2012	2011	2010	2009
Total Return	37.42%	23.41%	0.20%	25.94%	43.51%	43.67%	2.29%	(10.75)%	15.37%	43.78%
Net Assets, End of Year
(thousands)	$1,988,287	$1,464,838	$1,133,845	$1,036,694	$770,472	$3,217,766	$2,245,179	$2,001,763	$2,072,484	$1,630,892
Ratio of Expenses to Average
Net Assets	0.12%	0.13%	0.13%	0.13%	0.14%	0.14%	0.16%	0.15%	0.15%	0.16%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.12%	0.13%	0.13%	0.13%	0.14%	0.14%	0.16%	0.15%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	3.29%	3.37%	3.76%	2.86%	4.02%	2.67%	3.15%	2.72%	2.24%	2.93%
Portfolio Turnover Rate	17%	6%	7%	15%	10%	13%	9%	10%	12%	7%
See page 71 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2013	2012	2011	2010	2009
Total Return	5.71%	(2.51)%	0.27%	43.17%	61.67%
Net Assets, End of Year (thousands)	$741,204	$689,086	$736,262	$663,722	$365,181
Ratio of Expenses to Average Net Assets	0.13%	0.15%	0.14%	0.15%	0.17%
Ratio of Expenses to Average Net Assets
(Excluding Fees Paid Indirectly)	0.13%	0.15%	0.14%	0.15%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.99%	2.29%	1.72%	1.05%	1.37%
Portfolio Turnover Rate	14%	22%	24%	10%	23%
See page 71 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
NOTES TO FINANCIAL STATEMENTS
October 31, 2013

A. Organization:

     The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, five of which are included in this section of the report (collectively, the “Series”).

International Equity Portfolios
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series

B. Significant Accounting Policies:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

     • Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

     • Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     • Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

     Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

     Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

     A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Series recognize transfers between the levels as of the end of the period. The Series had no material transfers between Level 1 and Level 2 during the year ended October 31, 2013.

     2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

     3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

     Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s/Trustee’s deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s/Trustee’s first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s/Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board of the Fund (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

     4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

     The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

     The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Trust. For the year ended October 31, 2013, the Series’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Earned Income Credit:

     In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
The Japanese Small Company Series	$6
The Asia Pacific Small Company Series	5
The United Kingdom Small Company Series	1
The Continental Small Company Series	3
The Canadian Small Company Series	2

Fees Paid to Officers and Directors/Trustees:

     Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2013, the total related amounts paid by the Trust to the CCO were $56 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

     At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$55
The Asia Pacific Small Company Series	28
The United Kingdom Small Company Series	35
The Continental Small Company Series	67
The Canadian Small Company Series	17

E. Purchases and Sales of Securities:

     For the year ended October 31, 2013, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The Japanese Small Company Series	$424,423	$328,727
The Asia Pacific Small Company Series	292,353	101,862
The United Kingdom Small Company Series	311,120	290,915
The Continental Small Company Series	402,109	337,539
The Canadian Small Company Series	137,097	94,187

     There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

     No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

     At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

				Net
				Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	(Depreciation)	(Depreciation)
The Japanese Small Company Series	$2,358,440	$405,211	$(228,601)	$176,610
The Asia Pacific Small Company Series	1,466,625	342,063	(259,002)	83,061
The United Kingdom Small Company Series	1,376,431	714,857	(82,047)	632,810
The Continental Small Company Series	2,914,221	1,100,391	(315,213)	785,178
The Canadian Small Company Series	1,036,766	139,500	(217,785)	(78,285)

     The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

     Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Financial Instruments:

     In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     2. Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Series may be inhibited.

H. Line of Credit:

     The Trust, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to the termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

     For the year ended October 31, 2013, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount
	Average	Average	Days	Expense	Borrowed During
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period
The Japanese Small Company Series	0.88%	$2,097	23	$1	$5,010
The Asia Pacific Small Company Series	0.91%	614	5	—	2,155
The United Kingdom Small Company Series	0.89%	224	4	—	503
The Continental Small Company Series	0.85%	327	29	—	1,226

*Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013 that each Series’ available line of credit was utilized.

     There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2013.

I. Securities Lending:

     As of October 31, 2013, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

Market Value
The Continental Small Company Series	$447
The Canadian Small Company Series	55,991

     Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

     Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

     Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

     In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Other:

     The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

     Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (constituting portfolios within the DFA Investment Trust Company, hereafter referred to as the “Series”) at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

     Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”) and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

     Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Review Committee (the “Review Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2013.

     Each Board’s Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2013.

     Each Board’s Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios’ investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2013.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Year of Birth	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors
George M. Constantinides Director of DFAIDG and DIG. Trustee of DFAITC and DEM. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Since Inception	106 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.
John P. Gould Director of DFAIDG and DIG. Trustee of DFAITC and DEM. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1939	Since Inception	106 portfolios in 4 investment companies

Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member and Chair, Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext, Inc. (1999-2006). Trustee, Harbor Fund (registered investment company) (30 Portfolios) (since 1994). Formerly, Member of the Board of Milwaukee Mutal Insurance Company (1997-2010).

Roger G. Ibbotson Director of DFAIDG and DIG. Trustee of DFAITC and DEM. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 1943	Since Inception	106 portfolios in 4 investment companies

Professor in Practice of Finance, Yale School of Management (since 1984). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001). Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006). Formerly, Director, BIRR Portfolio Analysis, Inc. (software products) (1990-2010).

Edward P. Lazear Director of DFAIDG and DIG. Trustee of DFAITC and DEM. Stanford University Graduate School of Business 518 Memorial Way Stanford, CA 94305-5015 1948	Since 2010	106 portfolios in 4 investment companies

Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Jack Steele Parker Professor of Human Resources Management and Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009). Formerly, Chairman of the President George W. Bush’s Council of Economic Advisers (2006-2009). Formerly, Council of Economic Advisors, State of California (2005-2006). Formerly, Commissioner, White House Panel on Tax Reform (2005).

Myron S. Scholes Director of DFAIDG and DIG. Trustee of DFAITC and DEM. c/o Dimensional Fund Advisors, LP 6300 Bee Cave Road Building 1 Austin, TX 78746 1941	Since Inception	106 portfolios in 4 investment companies

Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Formerly, Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (1999-2009). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Director, American Century Fund Complex (registered investment companies) (40 Portfolios) (since 1980). Formerly, Director, Chicago Mercantile Exchange (2001-2008).

Abbie J. Smith Director of DFAIDG and DIG. Trustee of DFAITC and DEM. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Since 2000	106 portfolios in 4 investment companies

Boris and Irene Stern Distinguished Service Professor of Accounting, The University of Chicago Booth School of Business (since 1980). Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000). Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003). Trustee, UBS Funds (4 investment companies within the fund complex) (52 portfolios) (since 2009).

Name, Position with the Fund, Address and Year of Birth	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth Chairman,
Director, Co-Chief Executive
Officer and President of
DFAIDG and DIG.
Chairman, Trustee, Co-Chief
Executive Officer and
President of DFAITC and DEM.
6300 Bee Cave Road,
Building One Austin,
Texas 78746
1946

	Since Inception	106 portfolios in 4 investment companies

Chairman, Director/Trustee, President, and Co-Chief Executive Officer (since January 2010) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC, DEM, DFAIDG, DIG and DFAITC. Director of Dimensional Fund Advisors Ltd., Dimensional Funds PLC, Dimensional Funds II PLC, DFA Australia Limited, Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd. and Dimensional Advisors Ltd. Chairman, Director and Co-Chief Executive Officer of Dimensional Fund Advisors Canada ULC. President, Dimensional SmartNest (US) LLC. Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, The University of Chicago. Trustee, University of Kansas Endowment Association. Formerly, Chief Executive Officer (until 2010) and Chief Investment Officer (2003-2007) of Dimensional Fund Advisors LP, DFA Securities LLC, DEM, DFAIDG, DIG, DFAITC and Dimensional Holdings Inc. Formerly, Chief Investment Officer of Dimensional Fund Advisors Ltd. Formerly, President and Chief Investment Officer of DFA Australia Limited. Formerly, Director, SA Funds (registered investment company).

Eduardo A. Repetto Director,
Co-Chief Executive Officer
and Chief Investment Officer
of DFAIDG and DIG. Trustee,
Co-Chief Executive Officer
and Chief Investment Officer
of DFAITC and DEM. 6300
Bee Cave Road,
Building One Austin,
TX 78746
1967

	Since 2009	106 portfolios in 4 investment companies

Co-Chief Executive Officer (since January 2010), Chief Investment Officer (since March 2007) and Director/Trustee of Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC, DEM, DFAIDG, DIG, DFAITC and Dimensional Cayman Commodity Fund I Ltd. Director, Co-Chief Executive Officer, President and Chief Investment Officer of Dimensional Fund Advisors Canada ULC. Chief Investment Officer, Vice President and Director of DFA Australia Limited. Director of Dimensional Fund Advisors Ltd., Dimensional Funds PLC, Dimensional Funds II PLC, Dimensional Japan Ltd. and Dimensional Advisors Ltd. Formerly, President of Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC, DEM, DFAIDG, DIG, DFAITC and Dimensional Fund Advisors Canada ULC.

1	Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

2	Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

*	Interested Trustees/Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

     The name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) (“Dimensional”), Dimensional Holdings Inc., DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the “DFA Entities”). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

Name, Position with the Fund and Year of Birth	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers
April A. Aandal Vice President 1963	Since 2008	Vice President of all the DFA Entities.
Robyn G. Alcorta Vice President 1974	Since 2012	Vice President of all the DFA Entities. Formerly, Vice President Business Development at Capson Physicians Insurance Company (2010-2012); Vice President at Charles Schwab (2007-2010).
Darryl D. Avery Vice President 1966	Since 2005	Vice President of all the DFA Entities.
Arthur H. Barlow Vice President 1955	Since 1993	Vice President of all the DFA Entities. Director and Managing Director of DFAL (since September 2013).
Scott A. Bosworth Vice President 1968	Since 2007	Vice President of all the DFA Entities.
Valerie A. Brown Vice President and Assistant Secretary 1967	Since 2001

Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte. Ltd., Dimensional Hong Kong Limited. Director, Vice President and Assistant Secretary of Dimensional Fund Advisors Canada ULC.

David P. Butler Vice President 1964	Since 2007	Vice President of all the DFA Entities. Head of Global Financial Services of Dimensional (since 2008).
Douglas M. Byrkit Vice President 1970	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional (December 2010-January 2012); Regional Director at Russell Investments (April 2006-December 2010).
James G. Charles Vice President 1956	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional (2008-2010); Vice President, Client Portfolio Manager at American Century Investments (2001-2008).
Joseph H. Chi Vice President 1966	Since 2009

Vice President of all the DFA Entities. Co-Head of Portfolio Management of Dimensional (since March 2012). Sr. Portfolio Manager of Dimensional (since January 2012). Formerly, Portfolio Manager for Dimensional (October 2005-January 2012).

Stephen A. Clark Vice President 1972	Since 2004

Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC. Head of Institutional, North America (since March 2012). Formerly, Head of Portfolio Management of Dimensional (January 2006-March 2012).

Matt B. Cobb Vice President 1971	Since 2013	Vice President of all the DFA Entities. Regional Director for Dimensional (since September 2011). Formerly, Vice President at MullinTBG 92005-2011).
Ryan Cooper Vice President 1979	Since 2013	Vice President of all the DFA Entities. Regional Director for Dimensional (since 2003).

Name, Position with the Fund and Year of Birth	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Jeffrey D. Cornell Vice President 1976	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional (August 2002-January 2012).
Robert P. Cornell Vice President 1949	Since 2007	Vice President of all the DFA Entities.
George H. Crane Vice President 1955	Since 2010	Vice President of all the DFA Entities. Formerly, Senior Vice President and Managing Director at State Street Bank & Trust Company (2007-2008).
Christopher S. Crossan Vice President and Global Chief Compliance Officer 1965	Since 2004

Vice President and Global Chief Compliance Officer of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional SmartNest (US) LLC. Chief Compliance Officer of Dimensional Fund Advisors Canada ULC.

James L. Davis Vice President 1956	Since 1999	Vice President of all the DFA Entities.
Robert T. Deere Vice President 1957	Since 1994	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC.
Peter F. Dillard Vice President 1972	Since 2010	Vice President of all the DFA Entities. Research Associate for Dimensional (since August 2008).
Robert W. Dintzner Vice President 1970	Since 2001	Vice President of all the DFA Entities.
Richard A. Eustice Vice President and Assistant Secretary 1965	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited.
Gretchen A. Flicker Vice President 1971	Since 2004	Vice President of all the DFA Entities.
Jed S. Fogdall Vice President 1974	Since 2008	Vice President of all the DFA Entities. Co-Head of Portfolio Management of Dimensional (since March 2012). Sr. Portfolio Manager of Dimensional (since January 2012).
Jeremy P. Freeman Vice President 1970	Since 2009	Vice President of all the DFA Entities. Senior Technology Manager for Dimensional (since June 2006).
Mark R. Gochnour Vice President 1967	Since 2007	Vice President of all the DFA Entities.
Tom M. Goodrum Vice President 1968	Since 2012	Vice President of all the DFA Entities. Formerly, Managing Director at BlackRock (2004-January 2012).
Henry F. Gray Vice President 1967	Since 2000	Vice President of all the DFA Entities.
John T. Gray Vice President 1974	Since 2007	Vice President of all the DFA Entities.

Name, Position with the Fund and Year of Birth	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Christian Gunther Vice President 1975	Since 2011

Vice President of all the DFA Entities. Senior Trader for Dimensional (since 2012). Formerly, Senior Trader for Dimensional Fund Advisors Ltd. (2009-2012); Trader for Dimensional Fund Ltd. (2008-2009); Trader for Dimensional (2004-2008).

Joel H. Hefner Vice President 1967	Since 2007	Vice President of all the DFA Entities.
Julie C. Henderson Vice President and Fund Controller 1974	Since 2005	Vice President and Fund Controller of all the DFA Entities, Dimensional Cayman Commodity Fund I Ltd. and Dimensional Japan Ltd.
Kevin B. Hight Vice President 1967	Since 2005	Vice President of all the DFA Entities.
Christine W. Ho Vice President 1967	Since 2004	Vice President of all the DFA Entities.
Michael C. Horvath Vice President 1960	Since 2011	Vice President of all the DFA Entities. Formerly, Managing Director, Co-Head Global Consultant Relations at BlackRock (2004-2011).
William A. Irvine Vice President 1957	Since 2013	Vice President of all the DFA Entities, Regional Director For Dimensional (since 2012). Formerly, Vice President of Institutional Business Development at Eaton Vance (2005-2011).
Jeff J. Jeon Vice President 1973	Since 2004	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd.
Stephen W. Jones Vice President 1968	Since 2012	Vice President of all the DFA Entities. Formerly, Facilities Manager for Dimensional (October 2008-January 2012).
Patrick M. Keating Vice President 1954	Since 2003

Vice President and Chief Operating Officer of all the DFA Entities, Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Hong Kong Limited and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited, Dimensional Fund Advisors Ltd., Dimensional Japan Ltd. and Dimensional Advisors Ltd. Director and Vice President of Dimensional Hong Kong Limited and Dimensional Fund Advisors Pte. Ltd.

Andrew K. Keiper Vice President 1977	Since 2013	Vice President of all the DFA Entities. Regional Director for Dimensional (since October 2004).
Glenn E. Kemp Vice President 1948	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (April 2006-January 2012).
David M. Kershner Vice President 1971	Since 2010	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since June 2004).
Timothy R. Kohn Vice President 1971	Since 2011	Vice President of all the DFA Entities. Head of Defined Contribution Sales for Dimensional (since August 2010). Formerly, Chief DC Strategist, Barclays Global Investors (2005-2009).
Joseph F. Kolerich Vice President 1971	Since 2004	Vice President of all the DFA Entities. Sr. Portfolio Manager of Dimensional (since January 2012). Formerly, Portfolio Manager for Dimensional (April 2001-January 2012).
Mark D. Krasniewski Vice President 1981	Since 2013

Vice President of all the DFA Entities. Formerly, Senior Associate Investment Analytics and Data for Dimensional (January 2012- December 2012); Systems Developer for Dimensional (June 2007- December 2011).

Name, Position with the Fund and Year of Birth	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Stephen W. Kurad Vice President 1968	Since 2011	Vice President of all the DFA Entities. Regional Director for Dimensional (2007-2010).
Michael F. Lane Vice President 1967	Since 2004	Vice President of all the DFA Entities. Chief Executive Officer of Dimensional SmartNest (US) LLC (since 2012).
Francis R. Lao Vice President 1969	Since 2011	Vice President of all the DFA Entities. Formerly, Vice President - Global Operations at Janus Capital Group (2005-2011).
David F. LaRusso Vice President 1978	Since 2013	Vice President of all the DFA Entities. Formerly, Senior Trader for Dimensional (January 2010-December 2012); Trader for Dimensional (2000-2009).
Juliet H. Lee Vice President 1971	Since 2005	Vice President of all the DFA Entities.
Marlena I. Lee Vice President 1980	Since 2011	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional (July 2008-2010).
John B. Lessley Vice President 1960	Since 2013	Vice President of all the DFA Entities. Regional Director for Dimensional (since January 2008).
Apollo D. Lupescu Vice President 1969	Since 2009	Vice President of all the DFA Entities. Regional Director for Dimensional (since February 2004).
Kenneth M. Manell Vice President 1972	Since 2010	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd. Counsel for Dimensional (since September 2006).
Rose C. Manziano Vice President 1971	Since 2013

Vice President of all the DFA Entities. Regional Director for Dimensional (Since August 2010). Formerly, Vice President, Sales and Business Development at AdvisorsIG (PPMG) (2009- 2010); Vice President at Credit Suisse (2007-2009).

Aaron M. Marcus Vice President & Head of Global Human Resources 1970	Since 2008	Vice President of all the DFA Entities and Head of Global Human Resources of Dimensional.
David R. Martin Vice President, Chief Financial Officer and Treasurer 1956	Since 2007

Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd., Dimensional Hong Kong Limited and Dimensional Fund Advisors Canada ULC. Chief Financial Officer, Treasurer, and Vice President of Dimensional SmartNest (US) LLC, and Dimensional Cayman Commodity Fund I Ltd. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Statutory Auditor of Dimensional Japan Ltd.

Matthew H. Miller Vice President 1978	Since 2013	Vice President of all the DFA Entities. Client Service Manager for Dimensional (Since 2012). Formerly, Regional Director for Dimensional (2008-2011; Senior Associate at Dimensional (2007- 2010).
Jonathan G. Nelson Vice President 1971	Since 2013	Vice President of all the DFA Entities. Manager, Investment Systems at Dimensional (Since 2011). Formerly, Project Manager for Dimensional (2007-2010).

Name, Position with the Fund and Year of Birth	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Catherine L. Newell Vice President and Secretary 1964	Vice President since 1997 and Secretary since 2000

Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003), Dimensional SmartNest (US) LLC, Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd. (since February 2012), Dimensional Advisors Ltd. (since March 2012), Dimensional Fund Advisors Pte. Ltd. (since June 2012) and Dimensional Hong Kong Limited (since August 2012). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively). Director of Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited (since August 2012 and July 2012).

Pamela B. Noble Vice President 1964	Since 2011	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (2008-2010).
Selwyn J. Notelovitz Vice President 1961	Since 2012	Vice President of all DFA Entities. Deputy Chief Compliance Officer of Dimensional (since December 2012). Formerly Chief Compliance Officer of Wellington Management Company, LLP (2004-2011).
Carolyn L. O Vice President 1974	Since 2010	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd. Deputy General Counsel, Funds (since 2011). Counsel for Dimensional (2007-2011).
Gerard K. O’Reilly Vice President 1976	Since 2007	Vice President of all the DFA Entities.
Daniel C. Ong Vice President 1973	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since July 2005).
Kyle K. Ozaki Vice President 1978	Since 2010	Vice President of all the DFA Entities. Senior Compliance Officer for Dimensional (since January 2008). Formerly, Compliance Officer (February 2006-December 2007).
Matthew A. Pawlak Vice President 1977	Since 2013

Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since 2012). Formerly, Senior Consultant at Hewitt EnnisKnupp (June 2011-December 2011); Senior Investment Analyst and Consultant at Hewitt EnnisKnupp (July 2008-June 2011).

Brian P. Pitre Vice President 1976	Since 2013	Vice President of all the DFA Entities. Counsel for Dimensional Fund Advisors LP (since 2009). Formerly, Vice President and Corporate Counsel at Mellon Capital Management (2006-2008).
David A. Plecha Vice President 1961	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors Canada ULC.
Allen Pu Vice President 1970	Since 2011	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since July 2006).
Theodore W. Randall Vice President 1973	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008).
Mark A. Regier Vice President 1969	Since 2013	Vice President of all the DFA Entities. Planning and Analysis Manager for Dimensional (since July 2007).
Savina B. Rizova Vice President 1981	Since 2012	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional (June 2011-January 2012); Research Assistant for Dimensional (July 2004-August 2007).

Name, Position with the Fund and Year of Birth	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
L. Jacobo Rodriguez Vice President 1971	Since 2005	Vice President of all the DFA Entities.
Julie A. Saft Vice President 1959	Since 2010	Vice President of all the DFA Entities. Client Systems Manager for Dimensional (since July 2008).
Walid A. Shinnawi Vice President 1961	Since 2010	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional (March 2006-January 2010).
Bruce A. Simmons Vice President 1965	Since 2009	Vice President of all the DFA Entities. Investment Operations Manager for Dimensional (since May 2007).
Ted R. Simpson Vice President 1968	Since 2007	Vice President of all the DFA Entities.
Bryce D. Skaff Vice President 1975	Since 2007	Vice President of all the DFA Entities.
Andrew D. Smith Vice President 1968	Since 2011	Vice President of all the DFA Entities. Project Manager for Dimensional (2007-2010).
Grady M. Smith Vice President 1956	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada ULC.
Carl G. Snyder Vice President 1963	Since 2000	Vice President of all the DFA Entities.
Lawrence R. Spieth Vice President 1947	Since 2004	Vice President of all the DFA Entities.
Bradley G. Steiman Vice President 1973	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.
Richard H. Tatlow Vice President 1971	Since 2013	Vice President of all the DFA Entities. Regional Director for Dimensional (since April 2010). Formerly, Principal, Investment Strategist at Barclays Global Investors (2004-2009).
Blake T. Tatsuta Vice President 1973	Since 2013	Vice President of all the DFA Entities, Manager, Investment Analytics and Data for Dimensional (since 2012). Formerly, Research Assistant at Dimensional (2002-2011).
Erik T. Totten Vice President 1980	Since 2013	Vice President of all the DFA Entities. Regional Director for Dimensional (since 2010). Formerly, Senior Associate at Dimensional (2007-2009).
John H. Totten Vice President 1978	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional (January 2008-January 2012).
Robert C. Trotter Vice President 1958	Since 2009	Vice President of all the DFA Entities. Senior Manager, Technology for Dimensional (since March 2007).

Name, Position with the Fund and Year of Birth	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Karen E. Umland Vice President 1966	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
Brian J. Walsh Vice President 1970	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since 2004).
Weston J. Wellington Vice President 1951	Since 1997	Vice President of all the DFA Entities.
Ryan J. Wiley Vice President 1976	Since 2007	Vice President of all the DFA Entities.
Paul E. Wise Vice President 1955	Since 2005	Vice President of all the DFA Entities.
Joseph L. Young Vice President 1978	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional (2005-2010).

1 Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

NOTICE TO SHAREHOLDERS
(Unaudited)

     For shareholders that do not have an October 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2012 to October 31, 2013, the Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Qualifying For
	Net				Corporate					Qualifying
	Investment	Short-Term	Long-Term		Dividends	Qualifying	Foreign	Foreign	Qualifying	Short-Term
DFA Investment	Income	Capital Gain	Capital Gain	Total	Received	Dividend	Tax	Source	Interest	Capital
Dimensions Group Inc.	Distributions	Distributions	Distributions	Distributions	Deduction(1)	Income(2)	Credit(3)	Income(4)	Income(5)	Gain(6)
International Small Company
Portfolio	77%	1%	22%	100%	100%	100%	3%	98%	100%	100%
____________________

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)	“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(4)	“Foreign Source Income” represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(5)	The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(6)	The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

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PORTFOLIOS OF INVESTMENTS
SA U.S. FIXED INCOME FUND
SA GLOBAL FIXED INCOME FUND
SA U.S. CORE MARKET FUND
SA U.S. VALUE FUND
SA U.S. SMALL COMPANY FUND
SA INTERNATIONAL VALUE FUND
SA INTERNATIONAL SMALL COMPANY FUND
SA EMERGING MARKETS VALUE FUND
SA REAL ESTATE SECURITIES FUND

LWI FINANCIAL INC.
3055 OLIN AVENUE, SUITE 2000 | SAN JOSE, CA 95128
800.366.7266 | SA-FUNDS.COM

SA FUNDS ARE SPONSORED BY LWI FINANCIAL INC.
AND DISTRIBUTED BY LORING WARD SECURITIES INC.,
MEMBER FINRA/SIPC, THIS REPORT IS PREPARED FOR THE
GENERAL INFORMATION OF SHAREHOLDERS AND IS NOT
AN OFFER OF SHARES OF THE SA FUNDS. SHARES ARE SOLD
ONLY THROUGH THE CURRENTLY EFFECTIVE PROSPECTUS,
WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.2%
Aerospace & Defense — 2.7%
Alliant Techsystems, Inc.	975	$118,638
BE Aerospace, Inc.*	3,186	277,278
Boeing Co. (The)	21,878	2,986,128
Cubic Corp.	500	26,330
Curtiss-Wright Corp.	1,576	98,075
DigitalGlobe, Inc.*	1,909	78,555
Engility Holdings, Inc.*	495	16,533
Esterline Technologies Corp.*	900	91,764
Exelis, Inc.	5,714	108,909
General Dynamics Corp.	9,348	893,201
HEICO Corp.(a)	677	39,232
HEICO Corp., Class A	1,226	51,639
Hexcel Corp.*	3,100	138,539
Honeywell International, Inc.	22,816	2,084,698
Huntington Ingalls Industries, Inc.	1,557	140,146
L-3 Communications Holdings, Inc.	2,671	285,423
Lockheed Martin Corp.	8,216	1,221,391
Moog, Inc., Class A*	1,100	74,734
Northrop Grumman Corp.	6,558	751,612
Precision Castparts Corp.	4,541	1,222,891
Raytheon Co.	9,921	899,835
Rockwell Collins, Inc.	3,514	259,755
Spirit Aerosystems Holdings, Inc., Class A*	3,700	126,096
Teledyne Technologies, Inc.*	1,100	101,046
Textron, Inc.	8,200	301,432
TransDigm Group, Inc.	1,400	225,428
Triumph Group, Inc.	1,120	85,198
United Technologies Corp.	26,707	3,039,257
		15,743,763
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.(a)	4,700	274,198
Expeditors International of Washington, Inc.	6,339	280,501
FedEx Corp.	9,087	1,306,438
United Parcel Service, Inc., Class B	19,337	2,031,932
UTi Worldwide, Inc.	2,400	42,144
		3,935,213
Airlines — 0.4%
Alaska Air Group, Inc.	2,030	148,941
Allegiant Travel Co.	500	52,720
American Airlines Group, Inc.(a)*	4,400	111,100
Copa Holdings SA, Class A	1,041	166,675
Delta Air Lines, Inc.	26,800	736,196
JetBlue Airways Corp.(a)*	7,550	64,552
Southwest Airlines Co.	20,941	394,528
Spirit Airlines, Inc.*	2,300	104,443
United Continental Holdings, Inc.*	11,154	421,956
		2,201,111
Auto Components — 0.6%
Allison Transmission Holdings, Inc.	2,049	56,573
Autoliv, Inc.(a)	2,700	247,860
BorgWarner, Inc.	6,508	363,862
Cooper Tire & Rubber Co.	1,500	36,060
Dana Holding Corp.	4,500	88,290
Delphi Automotive PLC	9,000	541,170
Dorman Products, Inc.*	748	41,940
Federal Mogul Corp.*	1,109	21,825
Gentex Corp.	4,300	141,857
Goodyear Tire & Rubber Co. (The)	7,100	169,335
Johnson Controls, Inc.	21,315	1,093,460
Lear Corp.(a)	3,000	242,910
Tenneco, Inc.*	1,900	107,483
TRW Automotive Holdings Corp.*	3,474	258,431
Visteon Corp.*	1,371	112,271
		3,523,327
Automobiles — 0.6%
Ford Motor Co.	109,978	1,696,960
General Motors Co.*	23,002	940,092
Harley-Davidson, Inc.	6,816	471,940
Tesla Motors, Inc.(a)*	2,585	388,732
Thor Industries, Inc.	1,600	88,368
		3,586,092
Beverages — 1.8%
Beam, Inc.	4,400	299,464
Boston Beer Co., Inc. (The), Class A(a)*	279	67,459
Brown-Forman Corp., Class B	3,900	294,723
Coca-Cola Co. (The)	106,640	4,405,298
Coca-Cola Enterprises, Inc.	7,750	342,008
Constellation Brands, Inc., Class A*	5,100	358,938
Dr Pepper Snapple Group, Inc.(a)	6,100	297,192
Molson Coors Brewing Co., Class B(a)	4,077	228,924
Monster Beverage Corp.*	4,256	288,429
PepsiCo, Inc.	46,816	3,882,919
		10,465,354
Biotechnology — 2.4%
Alexion Pharmaceuticals, Inc.*	5,554	739,015
Alkermes PLC*	4,079	165,852
Alnylam Pharmaceuticals, Inc.*	1,786	114,893
Amgen, Inc.	23,076	2,634,356
Biogen Idec, Inc.*	6,656	1,862,016
BioMarin Pharmaceutical, Inc.*	3,900	274,053
Celgene Corp.*	12,525	2,116,224
Cepheid, Inc.(a)*	2,203	102,924
Cubist Pharmaceuticals, Inc.(a)*	2,300	158,401
Gilead Sciences, Inc.*	46,784	3,515,818
Incyte Corp. Ltd.*	4,460	225,810
Isis Pharmaceuticals, Inc.(a)*	3,700	147,408
Medivation, Inc.(a)*	2,296	146,531
Myriad Genetics, Inc.(a)*	2,380	49,932
NPS Pharmaceuticals, Inc.*	3,134	95,148
Opko Health, Inc.(a)*	6,500	54,860
Regeneron Pharmaceuticals, Inc.*	2,200	605,528
Seattle Genetics, Inc.(a)*	3,187	127,129
Theravance, Inc.(a)*	2,450	87,343
United Therapeutics Corp.(a)*	1,357	153,450
Vertex Pharmaceuticals, Inc.*	6,950	516,385
		13,893,076
Building Products — 0.2%
A.O. Smith Corp.	2,350	126,759
Allegion PLC*	2,736	120,904
Armstrong World Industries, Inc.*	770	44,360
Fortune Brands Home & Security, Inc.	4,900	223,930
Lennox International, Inc.	1,492	126,910
Masco Corp.	11,000	250,470
Owens Corning*	3,288	133,887
Simpson Manufacturing Co., Inc.	1,080	39,668
USG Corp.(a)*	2,000	56,760
		1,123,648
Capital Markets — 2.2%
Affiliated Managers Group, Inc.*	1,700	368,696
American Capital Ltd.*	8,700	136,068
Ameriprise Financial, Inc.	6,347	730,222
Bank of New York Mellon Corp. (The)	34,557	1,207,422
BlackRock, Inc.	4,183	1,323,794
Charles Schwab Corp. (The)	36,235	942,110
E*Trade Financial Corp.*	8,500	166,940
Eaton Vance Corp.(a)	3,600	154,044
See notes to financial statements.
1

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Evercore Partners, Inc., Class A	777	$46,449
Federated Investors, Inc., Class B(a)	2,800	80,640
Financial Engines, Inc.	1,500	104,220
Franklin Resources, Inc.	11,400	658,122
Goldman Sachs Group, Inc. (The)	12,992	2,302,962
Greenhill & Co., Inc.	228	13,210
Invesco Ltd.	12,700	462,280
Janus Capital Group, Inc.(a)	4,300	53,191
Legg Mason, Inc.	3,600	156,528
LPL Financial Holdings, Inc.	2,476	116,446
Morgan Stanley	44,663	1,400,632
Northern Trust Corp.	6,380	394,858
Raymond James Financial, Inc.	3,700	193,103
SEI Investments Co.	3,800	131,974
State Street Corp.	13,438	986,215
Stifel Financial Corp.*	1,686	80,793
T Rowe Price Group, Inc.	7,779	651,647
TD Ameritrade Holding Corp.	6,478	198,486
Waddell & Reed Financial, Inc., Class A	2,617	170,419
		13,231,471
Chemicals — 2.5%
Air Products & Chemicals, Inc.	5,972	667,550
Airgas, Inc.	2,000	223,700
Albemarle Corp.	2,181	138,254
Ashland, Inc.	2,211	214,555
Axiall Corp.	2,380	112,907
Balchem Corp.	600	35,220
Cabot Corp.	1,800	92,520
Celanese Corp., Series A	4,755	262,999
CF Industries Holdings, Inc.	1,624	378,457
Chemtura Corp.*	2,286	63,825
Cytec Industries, Inc.	1,153	107,414
Dow Chemical Co. (The)	36,928	1,639,603
Eastman Chemical Co.	4,618	372,673
Ecolab, Inc.	8,372	872,948
EI Du Pont de Nemours & Co.	28,321	1,840,015
FMC Corp.	4,200	316,932
H.B. Fuller Co.	1,500	78,060
Huntsman Corp.	6,400	157,440
International Flavors & Fragrances, Inc.	2,600	223,548
LyondellBasell Industries NV, Class A	11,873	953,164
Minerals Technologies, Inc.	1,316	79,052
Monsanto Co.	15,356	1,789,742
Mosaic Co. (The)	8,000	378,160
NewMarket Corp.(a)	400	133,660
Olin Corp.(a)	2,100	60,585
PolyOne Corp.	2,800	98,980
PPG Industries, Inc.	3,956	750,295
Praxair, Inc.	8,289	1,077,819
Rockwood Holdings, Inc.	2,100	151,032
RPM International, Inc.	4,121	171,063
Scotts Miracle-Gro Co. (The), Class A	1,300	80,886
Sensient Technologies Corp.	1,400	67,928
Sherwin Williams Co. (The)	2,300	422,050
Sigma-Aldrich Corp.	3,700	347,837
Valspar Corp.	2,500	178,225
W.R. Grace & Co.*	1,944	192,203
Westlake Chemical Corp.	465	56,763
		14,788,064
Commercial Banks — 3.0%
Associated Banc-Corp.	4,819	83,851
Bancorpsouth, Inc.(a)	2,260	57,449
Bank of Hawaii Corp.(a)	1,200	70,968
Bank of the Ozarks, Inc.(a)	839	47,479
BankUnited, Inc.	2,300	75,716
BB&T Corp.	21,404	798,797
BOK Financial Corp.	696	46,159
CapitalSource, Inc.	6,700	96,279
Cathay General Bancorp	2,343	62,628
CIT Group, Inc.	5,515	287,497
City National Corp.	1,333	105,600
Comerica, Inc.	5,500	261,470
Commerce Bancshares, Inc.	2,613	117,357
Community Bank System, Inc.(a)	1,047	41,545
Cullen/Frost Bankers, Inc.(a)	1,600	119,088
CVB Financial Corp.(a)	2,712	46,294
East West Bancorp, Inc.	3,900	136,383
Fifth Third Bancorp	26,520	557,716
First Horizon National Corp.(a)	7,245	84,404
First Niagara Financial Group, Inc.	9,560	101,527
First Republic Bank	2,700	141,345
FirstMerit Corp.	4,755	105,704
FNB Corp.(a)	4,446	56,108
Fulton Financial Corp.	6,667	87,204
Glacier Bancorp, Inc.(a)	2,034	60,593
Hancock Holding Co.	2,200	80,696
Home Bancshares, Inc.	923	34,474
Huntington Bancshares, Inc.	24,592	237,313
Iberiabank Corp.	891	55,999
International Bancshares Corp.	1,350	35,626
Investors Bancorp, Inc.	1,700	43,486
KeyCorp	26,000	348,920
M&T Bank Corp.(a)	3,468	403,745
MB Financial, Inc.	1,600	51,344
National Penn Bancshares, Inc.	3,400	38,522
Old National Bancorp	2,800	43,036
PNC Financial Services Group, Inc. (The)	16,297	1,264,321
Popular, Inc.*	2,846	81,766
PrivateBancorp, Inc.	2,000	57,860
Prosperity Bancshares, Inc.(a)	1,700	107,763
Regions Financial Corp.	40,111	396,698
Signature Bank*	1,400	150,388
SunTrust Banks, Inc.	16,336	601,328
Susquehanna Bancshares, Inc.	5,222	67,050
SVB Financial Group*	1,400	146,804
Synovus Financial Corp.	26,250	94,500
TCF Financial Corp.(a)	4,700	76,375
Texas Capital Bancshares, Inc.*	1,027	63,879
Trustmark Corp.(a)	1,900	50,996
UMB Financial Corp.(a)	1,100	70,708
Umpqua Holdings Corp.(a)	3,100	59,334
United Bankshares, Inc.(a)	900	28,305
US Bancorp	55,285	2,233,514
Valley National Bancorp(a)	4,438	44,913
Webster Financial Corp.	2,510	78,262
Wells Fargo & Co.	151,369	6,872,153
Westamerica Bancorporation(a)	900	50,814
Western Alliance Bancorp*	2,242	53,494
Wintrust Financial Corp.	1,100	50,732
Zions Bancorporation	5,260	157,590
		17,881,869
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	1,200	34,308
ADT Corp. (The)(a)	5,686	230,112
Brink's Co. (The)	1,230	41,992
Cintas Corp.	2,792	166,375
Clean Harbors, Inc.(a)*	1,735	104,031
Copart, Inc.*	3,300	120,945

See notes to financial statements.
2

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
Covanta Holding Corp.	3,570	$63,368
Deluxe Corp.	1,407	73,431
Healthcare Services Group, Inc.(a)	369	10,469
Herman Miller, Inc.	1,927	56,885
HNI Corp.	1,444	56,071
Iron Mountain, Inc.(a)	4,095	124,283
KAR Auction Services, Inc.	3,350	98,993
Mine Safety Appliances Co.	1,100	56,331
Mobile Mini, Inc.(a)*	1,083	44,598
Pitney Bowes, Inc.	6,200	144,460
R.R. Donnelley & Sons Co.	5,200	105,456
Republic Services, Inc.	8,585	285,022
Rollins, Inc.(a)	2,005	60,731
Steelcase, Inc., Class A	3,679	58,349
Stericycle, Inc.*	2,694	312,962
Tyco International Ltd.	14,276	585,887
UniFirst Corp.	477	51,039
United Stationers, Inc.(a)	900	41,301
Waste Connections, Inc.(a)	3,537	154,319
Waste Management, Inc.	13,478	604,758
		3,686,476
Communications Equipment — 1.6%
ADTRAN, Inc.	1,300	35,113
ARRIS Group, Inc.*	4,250	103,551
Brocade Communications Systems, Inc.*	13,056	115,807
Ciena Corp.(a)*	3,000	71,790
Cisco Systems, Inc.	160,440	3,601,878
EchoStar Corp., Class A*	1,380	68,614
F5 Networks, Inc.*	2,400	218,064
Finisar Corp.*	2,900	69,368
Harris Corp.	3,200	223,392
JDS Uniphase Corp.*	6,700	86,966
Juniper Networks, Inc.*	15,256	344,328
Motorola Solutions, Inc.	6,489	438,007
Plantronics, Inc.	1,300	60,385
Polycom, Inc.(a)*	4,800	53,904
QUALCOMM, Inc.	52,164	3,873,177
Riverbed Technology, Inc.(a)*	4,100	74,128
Ubiquiti Networks, Inc.(a)*	632	29,047
Viasat, Inc.(a)*	1,300	81,445
		9,548,964
Computers & Peripherals — 3.5%
3D Systems Corp.(a)*	3,000	278,790
Apple, Inc.	26,857	15,069,731
Diebold, Inc.(a)	1,900	62,719
Electronics for Imaging, Inc.*	1,399	54,183
EMC Corp.	62,590	1,574,139
Hewlett-Packard Co.	52,503	1,469,034
Lexmark International, Inc., Class A	1,900	67,488
NCR Corp.*	5,050	172,003
NetApp, Inc.	9,674	397,988
SanDisk Corp.	6,700	472,618
Seagate Technology PLC	8,895	499,543
Stratasys Ltd.*	1,181	159,081
Western Digital Corp.	6,500	545,350
		20,822,667
Construction & Engineering — 0.3%
Aecom Technology Corp.*	2,900	85,347
Chicago Bridge & Iron Co. NV	2,862	237,947
EMCOR Group, Inc.	1,700	72,148
Fluor Corp.	4,500	361,305
Jacobs Engineering Group, Inc.*	3,993	251,519
KBR, Inc.(a)	4,376	139,551
MasTec, Inc.(a)*	2,200	71,984
Primoris Services Corp.	1,000	31,130
Quanta Services, Inc.*	5,958	188,034
URS Corp.	2,200	116,578
		1,555,543
Construction Materials — 0.1%
Eagle Materials, Inc.	1,400	108,402
Martin Marietta Materials, Inc.(a)	1,200	119,928
Texas Industries, Inc.*	470	32,327
Vulcan Materials Co.	3,884	230,787
		491,444
Consumer Finance — 0.9%
American Express Co.	29,514	2,677,805
Capital One Financial Corp.	17,591	1,347,647
Credit Acceptance Corp.*	318	41,337
Discover Financial Services	13,536	757,339
First Cash Financial Services, Inc.*	800	49,472
Portfolio Recovery Associates, Inc.*	1,500	79,260
SLM Corp.	13,453	353,545
		5,306,405
Containers & Packaging — 0.4%
Aptargroup, Inc.	2,100	142,401
Avery Dennison Corp.	2,900	145,551
Ball Corp.	4,341	224,256
Bemis Co., Inc.	3,200	131,072
Crown Holdings, Inc.*	3,800	169,366
Graphic Packaging Holding Co.*	5,578	53,549
Greif, Inc., Class A	1,000	52,400
MeadWestvaco Corp.	5,340	197,206
Owens-Illinois, Inc.*	4,200	150,276
Packaging Corp. of America	3,000	189,840
Rock-Tenn Co., Class A	1,989	208,865
Sealed Air Corp.	5,822	198,239
Silgan Holdings, Inc.	1,377	66,124
Sonoco Products Co.	3,100	129,332
		2,058,477
Distributors — 0.1%
Genuine Parts Co.(a)	4,805	399,728
LKQ Corp.*	9,100	299,390
Pool Corp.	1,400	81,396
		780,514
Diversified Consumer Services — 0.1%
Apollo Education Group, Inc.*	2,750	75,130
DeVry Education Group, Inc.	1,900	67,450
Graham Holdings Co., Class B*	100	66,332
Grand Canyon Education, Inc.*	1,400	61,040
H&R Block, Inc.	8,200	238,128
Hillenbrand, Inc.	1,890	55,604
Service Corp. International	6,365	115,397
Sotheby's, Class A	1,900	101,080
		780,161
Diversified Financial Services — 4.3%
Bank of America Corp.	324,979	5,059,923
Berkshire Hathaway, Inc., Class B*	50,584	5,997,239
CBOE Holdings, Inc.	2,600	135,096
Citigroup, Inc.	90,463	4,714,027
CME Group, Inc.	9,610	754,001
IntercontinentalExchange Group, Inc.	2,047	460,411
JPMorgan Chase & Co.	114,536	6,698,065
Leucadia National Corp.	9,316	264,015
MarketAxess Holdings, Inc.	1,100	73,557
McGraw-Hill Financial, Inc.	8,086	632,325

See notes to financial statements.
3

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Financial Services (Continued)
Moody's Corp.	5,600	$439,432
MSCI, Inc., Class A*	3,562	155,731
NASDAQ OMX Group, Inc. (The)	3,400	135,320
		25,519,142
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	144,625	5,085,015
CenturyLink, Inc.	17,085	544,157
Cogent Communications Group, Inc.	272	10,992
Frontier Communications Corp.(a)	27,599	128,335
Level 3 Communications, Inc.*	4,688	155,501
tw telecom, Inc.*	4,550	138,639
Verizon Communications, Inc.	79,514	3,907,318
Windstream Holdings, Inc.(a)	17,192	137,192
		10,107,149
Electric Utilities — 1.5%
Allete, Inc.	1,000	49,880
American Electric Power Co., Inc.	15,400	719,796
Cleco Corp.	1,800	83,916
Duke Energy Corp.	21,525	1,485,440
Edison International	9,650	446,795
El Paso Electric Co.	1,200	42,132
Entergy Corp.	4,900	310,023
Exelon Corp.	23,383	640,460
FirstEnergy Corp.	11,201	369,409
Great Plains Energy, Inc.	4,984	120,812
Hawaiian Electric Industries, Inc.(a)	2,800	72,968
IDACORP, Inc.	1,576	81,700
ITC Holdings Corp.(a)	1,718	164,619
NextEra Energy, Inc.	13,712	1,174,022
Northeast Utilities	8,840	374,728
OGE Energy Corp.	6,100	206,790
Pepco Holdings, Inc.(a)	7,200	137,736
Pinnacle West Capital Corp.	3,200	169,344
PNM Resources, Inc.	2,600	62,712
Portland General Electric Co.(a)	2,100	63,420
PPL Corp.	17,593	529,373
Southern Co. (The)	24,658	1,013,690
UIL Holdings Corp.	1,433	55,529
UNS Energy Corp.(a)	1,400	83,790
Westar Energy, Inc.(a)	3,698	118,965
Xcel Energy, Inc.	14,300	399,542
		8,977,591
Electrical Equipment — 0.9%
Acuity Brands, Inc.(a)	1,400	153,048
AMETEK, Inc.	7,562	398,291
Babcock & Wilcox Co. (The)	3,550	121,374
Brady Corp., Class A	1,600	49,488
Eaton Corp. PLC	14,798	1,126,424
Emerson Electric Co.	21,849	1,533,363
EnerSys, Inc.	1,500	105,135
Franklin Electric Co., Inc.	1,200	53,568
Generac Holdings, Inc.(a)	1,900	107,616
Hubbell, Inc., Class B	1,505	163,894
Polypore International, Inc.(a)*	1,200	46,680
Regal-Beloit Corp.	1,100	81,092
Rockwell Automation, Inc.	4,344	513,287
Roper Industries, Inc.	3,000	416,040
Sensata Technologies Holding NV*	4,221	163,648
		5,032,948
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	4,903	437,250
Anixter International, Inc.	800	71,872
Arrow Electronics, Inc.*	3,100	168,175
Avnet, Inc.	4,122	181,821
Belden, Inc.	1,100	77,495
Cognex Corp.*	2,422	92,472
Coherent, Inc.*	408	30,351
Corning, Inc.	41,624	741,740
Daktronics, Inc.	100	1,568
Dolby Laboratories, Inc., Class A(a)*	1,500	57,840
FEI Co.	1,300	116,168
FLIR Systems, Inc.	4,400	132,440
Ingram Micro, Inc., Class A*	4,200	98,532
InvenSense, Inc.(a)*	473	9,829
IPG Photonics Corp.(a)*	700	54,327
Itron, Inc.(a)*	545	22,579
Jabil Circuit, Inc.	5,400	94,176
Littelfuse, Inc.	680	63,192
National Instruments Corp.	3,175	101,663
OSI Systems, Inc.*	572	30,379
Plexus Corp.*	900	38,961
Sanmina Corp.*	900	15,030
SYNNEX Corp.*	735	49,539
TE Connectivity Ltd.	12,798	705,298
Tech Data Corp.*	1,300	67,080
Trimble Navigation Ltd.*	6,928	240,402
Vishay Intertechnology, Inc.(a)*	4,830	64,046
		3,764,225
Energy Equipment & Services — 1.9%
Atwood Oceanics, Inc.*	1,800	96,102
Baker Hughes, Inc.	13,856	765,683
Bristow Group, Inc.	900	67,554
Cameron International Corp.*	7,106	423,020
CARBO Ceramics, Inc.(a)	600	69,918
Core Laboratories NV	1,479	282,415
Diamond Offshore Drilling, Inc.(a)	2,000	113,840
Dresser-Rand Group, Inc.*	2,200	131,186
Dril-Quip, Inc.*	1,100	120,923
Era Group, Inc.*	400	12,344
Exterran Holdings, Inc.*	1,437	49,145
FMC Technologies, Inc.*	6,533	341,088
Gulfmark Offshore, Inc., Class A	600	28,278
Halliburton Co.	24,140	1,225,105
Helix Energy Solutions Group, Inc.*	2,601	60,291
Helmerich & Payne, Inc.	3,200	269,056
Hornbeck Offshore Services, Inc.*	900	44,307
McDermott International, Inc.(a)*	6,400	58,624
Nabors Industries Ltd.	8,800	149,512
National Oilwell Varco, Inc.	13,319	1,059,260
Noble Corp. PLC	7,393	277,016
Oceaneering International, Inc.	3,400	268,192
Oil States International, Inc.*	1,600	162,752
Patterson-UTI Energy, Inc.(a)	4,300	108,876
Rowan Companies PLC, Class A*	3,600	127,296
RPC, Inc.(a)	1,900	33,915
Schlumberger Ltd.	39,272	3,538,800
SEACOR Holdings, Inc.*	500	45,600
Superior Energy Services, Inc.*	4,484	119,319
Tidewater, Inc.	1,400	82,978
Transocean Ltd.(a)	10,178	502,997
Unit Corp.*	1,300	67,106
Weatherford International Ltd.*	22,958	355,619
		11,058,117
Food & Staples Retailing — 2.1%
Andersons, Inc. (The)	124	11,057
Casey's General Stores, Inc.	1,211	85,073
Costco Wholesale Corp.	13,236	1,575,216

See notes to financial statements.
4

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food & Staples Retailing (Continued)
CVS Caremark Corp.	34,202	$2,447,837
Fresh Market, Inc. (The)(a)*	1,100	44,550
Harris Teeter Supermarkets, Inc.	1,400	69,090
Kroger Co. (The)	15,483	612,043
PriceSmart, Inc.(a)	500	57,770
Rite Aid Corp.*	22,220	112,433
Safeway, Inc.	7,235	235,644
Sysco Corp.	16,726	603,809
United Natural Foods, Inc.*	1,400	105,546
Wal-Mart Stores, Inc.	48,918	3,849,357
Walgreen Co.	27,365	1,571,846
Weis Markets, Inc.(a)	600	31,536
Whole Foods Market, Inc.	11,100	641,913
		12,054,720
Food Products — 1.6%
Archer-Daniels-Midland Co.	18,577	806,242
B&G Foods, Inc.	1,670	56,630
Bunge Ltd.	4,419	362,844
Campbell Soup Co.(a)	5,400	233,712
ConAgra Foods, Inc.	12,027	405,310
Darling International, Inc.*	3,667	76,567
Dean Foods Co.*	2,592	44,556
Flowers Foods, Inc.	5,407	116,088
Fresh Del Monte Produce, Inc.	1,100	31,130
General Mills, Inc.	19,469	971,698
Green Mountain Coffee Roasters, Inc.(a)*	3,900	294,762
Hain Celestial Group, Inc. (The)*	1,200	108,936
Hershey Co. (The)	4,800	466,704
Hillshire Brands Co.	3,596	120,250
Hormel Foods Corp.	4,595	207,556
Ingredion, Inc.	2,100	143,766
J&J Snack Foods Corp.	457	40,486
J.M. Smucker Co. (The)	3,225	334,175
Kellogg Co.	6,979	426,208
Kraft Foods Group, Inc.	15,990	862,181
Lancaster Colony Corp.	460	40,549
McCormick & Co., Inc.	3,500	241,220
Mead Johnson Nutrition Co.	5,700	477,432
Mondelez International, Inc., Class A	47,494	1,676,538
Pilgrim's Pride Corp.*	1,700	27,625
Post Holdings, Inc.*	720	35,474
Sanderson Farms, Inc.	614	44,411
Snyders-Lance, Inc.	1,354	38,887
Tootsie Roll Industries, Inc.(a)	312	10,152
TreeHouse Foods, Inc.*	1,116	76,915
Tyson Foods, Inc., Class A	8,302	277,785
WhiteWave Foods Co., Class A*	3,209	73,614
		9,130,403
Gas Utilities — 0.3%
AGL Resources, Inc.	3,657	172,720
Atmos Energy Corp.	2,900	131,718
Laclede Group, Inc. (The)	963	43,855
National Fuel Gas Co.	2,200	157,080
New Jersey Resources Corp.	1,150	53,176
ONEOK, Inc.	6,400	397,952
Piedmont Natural Gas Co., Inc.	2,300	76,268
Questar Corp.	5,200	119,548
South Jersey Industries, Inc.(a)	800	44,768
Southwest Gas Corp.	1,343	75,087
UGI Corp.	3,533	146,478
WGL Holdings, Inc.	1,400	56,084
		1,474,734
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	42,817	1,641,176
Alere, Inc.*	2,200	79,640
Align Technology, Inc.*	1,900	108,585
Baxter International, Inc.	15,204	1,057,438
Becton Dickinson and Co.	6,160	680,618
Boston Scientific Corp.*	40,495	486,750
Cantel Medical Corp.	1,074	36,419
CareFusion Corp.*	6,200	246,884
Cooper Companies, Inc. (The)	1,446	179,073
Covidien PLC	14,070	958,167
CR Bard, Inc.	2,192	293,597
Cyberonics, Inc.*	166	10,875
DENTSPLY International, Inc.	4,334	210,112
Edwards Lifesciences Corp.(a)*	3,200	210,432
Haemonetics Corp.*	1,600	67,408
Hill-Rom Holdings, Inc.	1,606	66,392
Hologic, Inc.*	8,029	179,448
Idexx Laboratories, Inc.*	1,600	170,192
Integra LifeSciences Holdings Corp.*	300	14,313
Intuitive Surgical, Inc.*	1,100	422,488
Masimo Corp.*	1,500	43,845
Medtronic, Inc.	30,364	1,742,590
NuVasive, Inc.*	1,369	44,260
ResMed, Inc.(a)	4,200	197,736
Sirona Dental Systems, Inc.*	1,600	112,320
St. Jude Medical, Inc.	8,673	537,292
STERIS Corp.	1,900	91,295
Stryker Corp.	9,400	706,316
Teleflex, Inc.	1,064	99,867
Thoratec Corp.*	1,658	60,683
Varian Medical Systems, Inc.*	3,200	248,608
West Pharmaceutical Services, Inc.	2,300	112,838
Zimmer Holdings, Inc.	4,780	445,448
		11,563,105
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.*	223	10,555
Aetna, Inc.	10,434	715,668
Air Methods Corp.(a)*	1,200	69,996
AmerisourceBergen Corp.	7,036	494,701
Amsurg Corp.*	900	41,328
Brookdale Senior Living, Inc.*	2,876	78,170
Cardinal Health, Inc.	10,435	697,162
Centene Corp.*	1,700	100,215
CIGNA Corp.	8,500	743,580
Community Health Systems, Inc.*	2,900	113,883
DaVita HealthCare Partners, Inc.*	5,400	342,198
Express Scripts Holding Co.*	21,964	1,542,751
HCA Holdings, Inc.*	9,940	474,238
Health Management Associates, Inc., Class A*	7,172	93,953
Health Net, Inc.*	2,200	65,274
Healthsouth Corp.	2,658	88,565
Henry Schein, Inc.*	2,586	295,476
Humana, Inc.	4,524	466,967
Laboratory Corp. of America Holdings(a)*	2,400	219,288
LifePoint Hospitals, Inc.*	1,533	81,004
Magellan Health Services, Inc.*	708	42,416
McKesson Corp.	7,000	1,129,800
Mednax, Inc.*	3,200	170,816
MWI Veterinary Supply, Inc.(a)*	339	57,830
Omnicare, Inc.	3,300	199,188
Owens & Minor, Inc.(a)	1,695	61,969
Patterson Cos., Inc.	2,515	103,618
Quest Diagnostics, Inc.(a)	4,415	236,379

See notes to financial statements.
5

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Team Health Holdings, Inc.*	2,200	$100,210
Tenet Healthcare Corp.*	3,125	131,625
UnitedHealth Group, Inc.	30,946	2,330,234
Universal Health Services, Inc., Class B	2,800	227,528
VCA Antech, Inc.*	2,600	81,536
WellCare Health Plans, Inc.*	1,293	91,053
WellPoint, Inc.	8,492	784,576
		12,483,750
Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.*	5,043	77,965
athenahealth, Inc.(a)*	1,111	149,429
Cerner Corp.*	9,485	528,694
MedAssets, Inc.*	1,584	31,411
Medidata Solutions, Inc.*	1,400	84,798
Quality Systems, Inc.	1,400	29,484
		901,781
Hotels, Restaurants & Leisure — 1.9%
Bally Technologies, Inc.*	1,100	86,295
Bob Evans Farms, Inc.	800	40,472
Brinker International, Inc.(a)	2,150	99,631
Buffalo Wild Wings, Inc.(a)*	600	88,320
Carnival Corp.	11,234	451,270
Cheesecake Factory, Inc. (The)	1,750	84,472
Chipotle Mexican Grill, Inc.*	1,000	532,780
Choice Hotels International, Inc.(a)	1,000	49,110
Cracker Barrel Old Country Store, Inc.	700	77,049
Darden Restaurants, Inc.(a)	4,000	217,480
DineEquity, Inc.	126	10,527
Domino's Pizza, Inc.	1,690	117,708
Dunkin' Brands Group, Inc.(a)	3,143	151,493
Hyatt Hotels Corp., Class A*	1,300	64,298
International Game Technology	7,300	132,568
Interval Leisure Group, Inc.	974	30,097
Jack in the Box, Inc.*	1,084	54,222
Krispy Kreme Doughnuts, Inc.(a)*	1,700	32,793
Las Vegas Sands Corp.	12,800	1,009,536
Life Time Fitness, Inc.(a)*	1,300	61,100
Marriott International, Inc., Class A	6,766	333,970
Marriott Vacations Worldwide Corp.*	295	15,564
McDonald's Corp.	27,784	2,695,881
MGM Resorts International*	11,853	278,783
Panera Bread Co., Class A(a)*	700	123,683
Papa John's International, Inc.	1,000	45,400
Royal Caribbean Cruises Ltd.	4,600	218,132
Scientific Games Corp., Class A*	1,400	23,702
Six Flags Entertainment Corp.(a)	2,252	82,919
Starbucks Corp.	22,800	1,787,292
Starwood Hotels & Resorts Worldwide, Inc.	5,400	429,030
Texas Roadhouse, Inc.	1,857	51,625
Vail Resorts, Inc.	1,000	75,230
Wendy's Co. (The)(a)	9,400	81,968
Wyndham Worldwide Corp.	3,621	266,831
Wynn Resorts Ltd.	2,564	497,954
Yum! Brands, Inc.	13,400	1,013,174
		11,412,359
Household Durables — 0.5%
DR Horton, Inc.(a)*	8,800	196,416
Garmin Ltd.(a)	3,681	170,136
Harman International Industries, Inc.	2,100	171,885
Helen of Troy Ltd.*	818	40,499
Jarden Corp.*	2,982	182,946
Kid Brands, Inc.*	100	102
Leggett & Platt, Inc.(a)	4,300	133,042
Lennar Corp., Class A	4,500	178,020
Mohawk Industries, Inc.*	1,643	244,643
Newell Rubbermaid, Inc.	9,000	291,690
NVR, Inc.*	100	102,601
PulteGroup, Inc.(a)	10,447	212,805
Ryland Group, Inc. (The)(a)	1,100	47,751
Standard Pacific Corp.(a)*	3,900	35,295
Tempur-Pedic International, Inc.(a)*	1,800	97,128
Toll Brothers, Inc.*	4,500	166,500
Tupperware Brands Corp.	1,400	132,342
Whirlpool Corp.	2,267	355,601
		2,759,402
Household Products — 1.7%
Church & Dwight Co., Inc.	4,300	285,004
Clorox Co. (The)(a)	4,066	377,162
Colgate-Palmolive Co.	28,409	1,852,551
Energizer Holdings, Inc.	1,900	205,656
Kimberly-Clark Corp.	10,689	1,116,573
Procter & Gamble Co. (The)	74,038	6,027,434
Spectrum Brands Holdings, Inc.	817	57,639
		9,922,019
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	19,700	285,847
Calpine Corp.*	10,694	208,640
Dynegy, Inc.(a)*	1,700	36,584
NRG Energy, Inc.	9,747	279,934
		811,005
Industrial Conglomerates — 2.0%
3M Co.	17,483	2,451,991
Carlisle Cos., Inc.	1,935	153,639
Danaher Corp.	18,053	1,393,692
General Electric Co.	283,528	7,947,290
Raven Industries, Inc.	939	38,630
		11,985,242
Insurance — 3.2%
ACE Ltd.	10,274	1,063,667
Aflac, Inc.	14,095	941,546
Alleghany Corp.*	427	170,783
Allied World Assurance Co., Holdings Ltd.	1,000	112,810
Allstate Corp. (The)	12,443	678,641
American Equity Investment Life Holding Co.	1,900	50,122
American Financial Group, Inc.	2,100	121,212
American International Group, Inc.	42,609	2,175,189
American National Insurance Co.	97	11,110
Amtrust Financial Services, Inc.(a)	990	32,363
Aon PLC	8,185	686,640
Arch Capital Group Ltd.*	3,938	235,059
Arthur J Gallagher & Co.	4,100	192,413
Aspen Insurance Holdings Ltd.	2,100	86,751
Assurant, Inc.	2,400	159,288
Assured Guaranty Ltd.	4,900	115,591
Axis Capital Holdings Ltd.	2,900	137,953
Brown & Brown, Inc.	3,700	116,143
Chubb Corp. (The)	7,907	764,053
Cincinnati Financial Corp.	4,614	241,635
CNA Financial Corp.	1,539	66,008
CNO Financial Group, Inc.	6,200	109,678
Endurance Specialty Holdings Ltd.	1,200	70,404
Enstar Group Ltd.(a)*	300	41,673
Erie Indemnity Co., Class A	830	60,690
Everest Re Group Ltd.	1,500	233,805
Fidelity National Financial, Inc., Class A	6,204	201,320

See notes to financial statements.
6

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
First American Financial Corp.	3,300	$93,060
Genworth Financial, Inc., Class A*	13,600	211,208
Hanover Insurance Group, Inc. (The)	1,273	76,011
Hartford Financial Services Group, Inc.	11,595	420,087
HCC Insurance Holdings, Inc.	3,061	141,235
Hilltop Holdings, Inc.*	1,633	37,771
Kemper Corp.	1,200	49,056
Lincoln National Corp.	8,333	430,149
Loews Corp.	10,363	499,911
Markel Corp.*	300	174,105
Marsh & McLennan Cos., Inc.	17,220	832,759
MBIA, Inc.*	3,900	46,566
Mercury General Corp.(a)	800	39,768
MetLife, Inc.	28,292	1,525,505
Old Republic International Corp.	7,050	121,754
PartnerRe Ltd.	1,267	133,580
Platinum Underwriters Holdings Ltd.	800	49,024
Primerica, Inc.	1,400	60,074
Principal Financial Group, Inc.(a)	8,500	419,135
ProAssurance Corp.	1,800	87,264
Progressive Corp. (The)	16,186	441,392
Protective Life Corp.	2,200	111,452
Prudential Financial, Inc.	14,134	1,303,438
Reinsurance Group of America, Inc.	2,081	161,090
RenaissanceRe Holdings Ltd.	1,400	136,276
RLI Corp.	500	48,690
StanCorp Financial Group, Inc.(a)	1,400	92,750
Symetra Financial Corp.	553	10,485
Torchmark Corp.	2,700	211,005
Travelers Companies, Inc. (The)	11,128	1,007,529
Unum Group	8,151	285,937
Validus Holdings Ltd.	2,641	106,406
Willis Group Holdings PLC	5,000	224,050
WR Berkley Corp.	3,405	147,743
XL Group PLC	8,756	278,791
		18,891,603
Internet & Catalog Retail — 1.4%
Amazon.com, Inc.*	10,978	4,377,917
Expedia, Inc.	2,864	199,506
Groupon, Inc.(a)*	7,600	89,452
HomeAway, Inc.(a)*	900	36,792
HSN, Inc.	900	56,070
Liberty Media Corp. - Interactive, Class A*	14,737	432,531
Liberty Ventures, Series A*	1,081	132,520
NetFlix, Inc.*	1,700	625,889
Priceline.com, Inc.*	1,531	1,779,634
Shutterfly, Inc.(a)*	1,200	61,116
TripAdvisor, Inc.*	3,464	286,923
		8,078,350
Internet Software & Services — 2.8%
Akamai Technologies, Inc.*	5,554	262,038
AOL, Inc.*	2,427	113,147
Bankrate, Inc.(a)*	1,027	18,424
CoStar Group, Inc.*	765	141,204
Dealertrack Technologies, Inc.*	1,153	55,436
eBay, Inc.*	32,008	1,756,919
Equinix, Inc.*	1,371	243,284
Facebook, Inc., Class A*	52,458	2,867,354
Google, Inc., Class A*	7,489	8,392,997
IAC/InterActiveCorp	2,253	154,759
j2 Global, Inc.(a)	1,500	75,015
LinkedIn Corp., Class A*	3,300	715,539
NIC, Inc.	1,471	36,584
OpenTable, Inc.*	130	10,318
Pandora Media, Inc.*	4,300	114,380
Rackspace Hosting, Inc.(a)*	3,500	136,955
VeriSign, Inc.(a)*	4,100	245,098
WebMD Health Corp.(a)*	1,060	41,870
Yahoo!, Inc.*	29,702	1,201,149
Zillow, Inc., Class A(a)*	900	73,557
		16,656,027
IT Services — 3.4%
Accenture PLC, Class A	17,643	1,450,608
Acxiom Corp.*	2,292	84,758
Alliance Data Systems Corp.*	1,500	394,395
Amdocs Ltd.	4,430	182,693
Automatic Data Processing, Inc.	13,917	1,124,633
Booz Allen Hamilton Holding Corp.	623	11,930
Broadridge Financial Solutions, Inc.	3,675	145,236
Cardtronics, Inc.*	1,216	52,835
Cognizant Technology Solutions Corp., Class A*	9,242	933,257
Computer Sciences Corp.	4,600	257,048
Convergys Corp.(a)	3,200	67,360
CoreLogic, Inc.*	2,708	96,215
DST Systems, Inc.	800	72,592
EPAM Systems, Inc.*	211	7,372
Euronet Worldwide, Inc.*	1,400	66,990
Fidelity National Information Services, Inc.	8,383	449,999
Fiserv, Inc.*	7,900	466,495
FleetCor Technologies, Inc.*	2,230	261,289
Gartner, Inc., Class A*	2,700	191,835
Genpact Ltd.*	3,890	71,459
Global Payments, Inc.	2,380	154,676
Heartland Payment Systems, Inc.(a)	1,100	54,824
iGate Corp.*	900	36,144
International Business Machines Corp.	27,294	5,119,536
Jack Henry & Associates, Inc.	2,700	159,867
Leidos Holdings, Inc.(a)	2,350	109,252
Lender Processing Services, Inc.	2,639	98,646
Mastercard, Inc., Class A	3,100	2,589,926
MAXIMUS, Inc.	2,000	87,980
NeuStar, Inc., Class A*	1,900	94,734
Paychex, Inc.	10,098	459,762
Sapient Corp.*	3,176	55,135
Science Applications International Corp.	1,171	38,725
Syntel, Inc.*	600	54,570
Teradata Corp.*	4,800	218,352
Total System Services, Inc.	5,382	179,113
Vantiv, Inc., Class A(a)*	3,850	125,549
VeriFone Systems, Inc.*	2,900	77,778
Visa, Inc., Class A	15,763	3,510,105
Western Union Co. (The)(a)	17,126	295,424
WEX, Inc.*	1,100	108,933
		20,018,030
Leisure Equipment & Products — 0.2%
Brunswick Corp.	2,697	124,224
Hasbro, Inc.(a)	3,600	198,036
Mattel, Inc.	9,800	466,284
Polaris Industries, Inc.(a)	2,000	291,280
		1,079,824
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	10,033	573,787
Bio-Rad Laboratories, Inc., Class A*	600	74,166
Bruker Corp.(a)*	2,900	57,333
Charles River Laboratories International, Inc.*	1,388	73,620

See notes to financial statements.
7

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Life Sciences Tools & Services (Continued)
Covance, Inc.*	1,800	$158,508
Illumina, Inc.(a)*	3,820	422,568
Life Technologies Corp.*	4,823	365,583
Mettler-Toledo International, Inc.*	900	218,331
Parexel International Corp.*	1,600	72,288
PerkinElmer, Inc.	3,287	135,523
Techne Corp.	1,000	94,670
Thermo Fisher Scientific, Inc.(a)	11,250	1,252,688
Waters Corp.*	2,500	250,000
		3,749,065
Machinery — 2.1%
Actuant Corp., Class A(a)	2,100	76,944
AGCO Corp.	2,800	165,732
Barnes Group, Inc.	1,800	68,958
Caterpillar, Inc.	18,350	1,666,363
Chart Industries, Inc.*	1,000	95,640
CLARCOR, Inc.(a)	1,500	96,525
CNH Industrial NV*	54	613
Colfax Corp.*	2,400	152,856
Crane Co.	1,500	100,875
Cummins, Inc.	4,800	676,656
Deere & Co.(a)	10,166	928,461
Donaldson Co., Inc.	4,500	195,570
Dover Corp.	5,100	492,354
Flowserve Corp.	3,800	299,554
Graco, Inc.	1,850	144,522
Harsco Corp.	2,400	67,272
Hyster-Yale Materials Handling, Inc.	300	27,948
IDEX Corp.	2,500	184,625
Illinois Tool Works, Inc.	12,000	1,008,960
Ingersoll Rand PLC	8,209	505,674
ITT Corp.	2,844	123,486
Joy Global, Inc.(a)	3,200	187,168
Kennametal, Inc.	2,100	109,347
Lincoln Electric Holdings, Inc.	2,243	160,016
Manitowoc Co., Inc. (The)	3,900	90,948
Middleby Corp.*	500	119,985
Mueller Industries, Inc.	695	43,792
Navistar International Corp.(a)*	1,641	62,670
Nordson Corp.	1,700	126,310
Oshkosh Corp.	2,600	130,988
PACCAR, Inc.	10,809	639,569
Pall Corp.	3,100	264,585
Parker Hannifin Corp.	4,025	517,776
Pentair Ltd.	5,864	455,457
Proto Labs, Inc.*	473	33,668
RBC Bearings, Inc.*	621	43,936
Snap-On, Inc.	1,800	197,136
SPX Corp.	1,100	109,571
Stanley Black & Decker, Inc.	4,322	348,742
Terex Corp.	2,893	121,477
Timken Co.	2,600	143,182
Toro Co. (The)	1,727	109,837
Trimas Corp.*	1,468	58,559
Trinity Industries, Inc.	2,400	130,848
Valmont Industries, Inc.(a)	700	104,384
WABCO Holdings, Inc.*	1,899	177,386
Wabtec Corp.	3,000	222,810
Watts Water Technologies, Inc., Class A	900	55,683
Woodward, Inc.	1,750	79,817
Xylem, Inc.	5,689	196,839
		12,122,074
Marine — 0.0%
Kirby Corp.(a)*	1,600	158,800
Matson, Inc.	1,200	31,332
		190,132
Media — 3.8%
AMC Networks, Inc., Class A*	1,725	117,490
Cablevision Systems Corp., Class A(a)	6,000	107,580
CBS Corp., Class A	1,116	71,022
CBS Corp., Class B	17,252	1,099,642
Charter Communications, Inc., Class A*	1,952	266,956
Cinemark Holdings, Inc.	3,150	104,990
Clear Channel Outdoor Holdings, Inc., Class A	1,565	15,869
Comcast Corp., Class A	65,183	3,387,235
Comcast Corp., Class A Special	14,550	725,754
Cumulus Media, Inc., Class A*	2,209	17,076
DIRECTV*	15,943	1,101,502
Discovery Communications, Inc., Class A(a)*	4,120	372,530
Discovery Communications, Inc., Class C*	2,590	217,197
DISH Network Corp., Class A*	6,900	399,648
DreamWorks Animation SKG, Inc., Class A(a)*	2,400	85,200
Gannett Co., Inc.	6,700	198,186
Interpublic Group of Cos., Inc. (The)	12,795	226,471
John Wiley & Sons, Inc., Class A(a)	1,300	71,760
Lamar Advertising Co., Class A*	2,400	125,400
Liberty Global PLC, Series A*	6,459	574,786
Liberty Global PLC, Series C*	4,922	415,023
Liberty Media Corp.*	2,757	403,763
LIN Media LLC, Class A*	1,000	28,710
Lions Gate Entertainment Corp.(a)	2,600	82,316
Live Nation Entertainment, Inc.*	4,494	88,801
Loral Space & Communications, Inc.*	365	29,558
Madison Square Garden Co. (The), Class A*	1,825	105,084
Meredith Corp.	900	46,620
Morningstar, Inc.(a)	700	54,663
New York Times Co. (The), Class A(a)	4,200	66,654
News Corp., Class A*	10,911	196,616
News Corp., Class B*	3,125	55,719
Nexstar Broadcasting Group, Inc., Class A	1,400	78,022
Omnicom Group, Inc.	7,700	572,649
Regal Entertainment Group, Class A(a)	2,586	50,298
Scripps Networks Interactive, Inc., Class A	2,635	227,690
Sinclair Broadcast Group, Inc., Class A	2,000	71,460
Sirius XM Holdings, Inc.(a)*	96,561	336,998
Starz - Liberty Capital*	3,257	95,235
Time Warner Cable, Inc.	8,458	1,146,059
Time Warner, Inc.	28,027	1,954,042
Twenty-First Century Fox, Inc.	46,144	1,623,346
Twenty-First Century Fox, Inc., Class B	13,319	460,837
Viacom, Inc., Class A	294	25,804
Viacom, Inc., Class B	12,939	1,130,092
Walt Disney Co. (The)	51,592	3,941,629
		22,573,982
Metals & Mining — 0.6%
Alcoa, Inc.(a)	30,700	326,341
Allegheny Technologies, Inc.(a)	2,400	85,512
Carpenter Technology Corp.	1,500	93,300
Cliffs Natural Resources, Inc.(a)	4,431	116,136
Commercial Metals Co.	3,500	71,155
Compass Minerals International, Inc.(a)	1,000	80,050
Freeport-McMoRan Copper & Gold, Inc.	32,305	1,219,191
Newmont Mining Corp.	13,200	303,996
Nucor Corp.	8,894	474,762

See notes to financial statements.
8

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Metals & Mining (Continued)
Reliance Steel & Aluminum Co.	2,300	$174,432
Royal Gold, Inc.(a)	1,700	78,319
Southern Copper Corp.	4,904	140,794
Steel Dynamics, Inc.	6,500	127,010
SunCoke Energy, Inc.*	1,100	25,091
United States Steel Corp.(a)	4,423	130,478
Worthington Industries, Inc.	1,900	79,952
		3,526,519
Multi-Utilities — 1.0%
Alliant Energy Corp.	3,400	175,440
Ameren Corp.	7,500	271,200
Avista Corp.	1,800	50,742
Black Hills Corp.	1,300	68,263
Centerpoint Energy, Inc.	12,350	286,273
CMS Energy Corp.	7,678	205,540
Consolidated Edison, Inc.	8,098	447,657
Dominion Resources, Inc.	18,316	1,184,862
DTE Energy Co.	5,100	338,589
Integrys Energy Group, Inc.	2,277	123,892
MDU Resources Group, Inc.	5,825	177,954
NiSource, Inc.	9,752	320,646
NorthWestern Corp.	1,200	51,984
PG&E Corp.	12,558	505,836
Public Service Enterprise Group, Inc.	15,571	498,895
SCANA Corp.(a)	3,500	164,255
Sempra Energy	7,300	655,248
TECO Energy, Inc.(a)	5,800	99,992
Vectren Corp.	2,300	81,650
Wisconsin Energy Corp.(a)	6,153	254,365
		5,963,283
Multiline Retail — 0.6%
Big Lots, Inc.*	1,700	54,893
Dillard's, Inc., Class A	796	77,379
Dollar General Corp.*	9,400	567,008
Dollar Tree, Inc.*	6,616	373,275
Family Dollar Stores, Inc.	3,062	198,938
J.C. Penney Co., Inc.(a)*	4,700	43,005
Kohl's Corp.	5,910	335,392
Macy's, Inc.	10,800	576,720
Nordstrom, Inc.(a)	4,800	296,640
Sears Holdings Corp.(a)*	1,189	58,309
Target Corp.	16,400	1,037,628
		3,619,187
Office Electronics — 0.1%
Xerox Corp.	34,652	421,715
Zebra Technologies Corp., Class A*	1,575	85,176
		506,891
Oil, Gas & Consumable Fuels — 7.4%
Anadarko Petroleum Corp.	15,300	1,213,596
Apache Corp.	11,800	1,014,092
Bonanza Creek Energy, Inc.*	800	34,776
Cabot Oil & Gas Corp.	11,900	461,244
Carrizo Oil & Gas, Inc.*	1,300	58,201
Cheniere Energy, Inc.*	6,200	267,344
Chesapeake Energy Corp.(a)	18,800	510,232
Chevron Corp.	56,012	6,996,459
Cimarex Energy Co.	2,610	273,815
Cobalt International Energy, Inc.*	8,260	135,877
Concho Resources, Inc.*	3,200	345,600
ConocoPhillips	35,163	2,484,266
Consol Energy, Inc.	6,837	260,079
Continental Resources, Inc.(a)*	1,500	168,780
Crosstex Energy, Inc.	1,100	39,776
Denbury Resources, Inc.*	11,108	182,504
Devon Energy Corp.	12,075	747,080
Energen Corp.	2,300	162,725
Energy XXI Bermuda Ltd.(a)	1,891	51,170
EOG Resources, Inc.	8,185	1,373,770
EQT Corp.	4,277	383,989
Exxon Mobil Corp.	118,984	12,041,181
Gulfport Energy Corp.*	2,629	166,021
Hess Corp.	9,500	788,500
HollyFrontier Corp.	5,894	292,873
Kinder Morgan, Inc.	18,450	664,200
Kodiak Oil & Gas Corp.*	8,100	90,801
Kosmos Energy Ltd.*	3,400	38,012
Laredo Petroleum Holdings, Inc.*	1,900	52,611
LinnCo LLC(a)	2,688	82,817
Marathon Oil Corp.	21,543	760,468
Marathon Petroleum Corp.	8,901	816,489
Matador Resources Co.*	952	17,745
Murphy Oil Corp.(a)	5,021	325,763
Newfield Exploration Co.*	4,300	105,909
Noble Energy, Inc.	11,261	766,987
Oasis Petroleum, Inc.*	2,312	108,595
Occidental Petroleum Corp.	24,595	2,338,985
PDC Energy, Inc.*	1,026	54,604
Peabody Energy Corp.	7,900	154,287
Phillips 66	15,890	1,225,596
Pioneer Natural Resources Co.	4,402	810,276
QEP Resources, Inc.	5,600	171,640
Range Resources Corp.	4,500	379,395
Rosetta Resources, Inc.*	1,900	91,276
SandRidge Energy, Inc.(a)*	10,354	62,849
Scorpio Tankers, Inc.	1,486	17,520
SemGroup Corp., Class A	1,200	78,276
SM Energy Co.	2,100	174,531
Southwestern Energy Co.*	10,400	409,032
Spectra Energy Corp.	20,100	715,962
Stone Energy Corp.*	1,499	51,850
Targa Resources Corp.	900	79,353
Teekay Corp.(a)	1,300	62,413
Tesoro Corp.	3,900	228,150
Ultra Petroleum Corp.(a)*	4,500	97,425
Valero Energy Corp.	15,418	777,067
W&T Offshore, Inc.(a)	1,700	27,200
Western Refining, Inc.(a)	2,000	84,820
Whiting Petroleum Corp.*	3,500	216,545
Williams Companies, Inc. (The)	19,000	732,830
World Fuel Services Corp.(a)	2,000	86,320
WPX Energy, Inc.(a)*	5,710	116,370
		43,528,919
Paper & Forest Products — 0.1%
Domtar Corp.	1,000	94,340
International Paper Co.	11,845	580,760
KapStone Paper and Packaging Corp.*	1,323	73,903
Louisiana-Pacific Corp.*	3,700	68,487
Schweitzer-Mauduit International, Inc.	933	48,022
		865,512
Personal Products — 0.2%
Avon Products, Inc.	12,500	215,250
Estee Lauder Companies, Inc. (The), Class A	7,000	527,240
Herbalife Ltd.(a)	2,700	212,490
Nu Skin Enterprises, Inc., Class A	1,688	233,316

See notes to financial statements.
9

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Personal Products (Continued)
Revlon, Inc., Class A*	344	$8,586
		1,196,882
Pharmaceuticals — 5.1%
AbbVie, Inc.	48,453	2,558,803
Actavis PLC*	5,273	885,864
Akorn, Inc.*	2,300	56,649
Allergan, Inc.	8,096	899,304
Bristol-Myers Squibb Co.	50,296	2,673,232
Eli Lilly & Co.	27,700	1,412,700
Endo Health Solutions, Inc.*	3,509	236,717
Forest Laboratories, Inc.*	7,247	435,037
Hospira, Inc.*	5,020	207,226
Impax Laboratories, Inc.*	1,887	47,439
Jazz Pharmaceuticals PLC*	1,600	202,496
Johnson & Johnson	85,195	7,803,010
Mallinckrodt PLC(a)*	1,633	85,341
Medicines Co. (The)*	1,632	63,028
Merck & Co., Inc.	88,166	4,412,708
Mylan, Inc.*	12,025	521,885
Perrigo Co. PLC	2,700	414,342
Pfizer, Inc.	191,371	5,861,694
Prestige Brands Holdings, Inc.*	1,608	57,566
Questcor Pharmaceuticals, Inc.(a)	1,800	98,010
Salix Pharmaceuticals Ltd.*	1,900	170,886
Viropharma, Inc.*	1,800	89,730
Zoetis, Inc.	32,290	1,055,560
		30,249,227
Professional Services — 0.4%
Advisory Board Co. (The)*	1,000	63,670
Corporate Executive Board Co. (The)	1,000	77,430
Dun & Bradstreet Corp.(a)	1,200	147,300
Equifax, Inc.	3,590	248,033
FTI Consulting, Inc.*	1,200	49,368
Huron Consulting Group, Inc.*	1,034	64,853
IHS, Inc., Class A*	1,800	215,460
Manpowergroup, Inc.	2,400	206,064
Nielsen Holdings NV	8,279	379,923
On Assignment, Inc.*	1,277	44,593
Robert Half International, Inc.	4,300	180,557
Towers Watson & Co., Class A	2,000	255,220
Verisk Analytics, Inc., Class A*	4,757	312,630
		2,245,101
Real Estate Investment Trusts (REITs) — 0.0%
Gaming and Leisure Properties, Inc.(a)*	1,800	91,458
Geo Group, Inc. (The)	1,958	63,087
		154,545
Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	1,272	53,081
Altisource Asset Management Corp.*	40	37,200
Altisource Portfolio Solutions SA*	400	63,452
CBRE Group, Inc.*	7,800	205,140
Forest City Enterprises, Inc., Class A*	4,153	79,322
Howard Hughes Corp. (The)*	989	118,779
Jones Lang LaSalle, Inc.	1,300	133,107
St. Joe Co. (The)(a)*	1,588	30,474
		720,555
Road & Rail — 1.0%
AMERCO*	300	71,352
Avis Budget Group, Inc.*	3,078	124,413
Con-way, Inc.	1,800	71,478
CSX Corp.	28,973	833,553
Genesee & Wyoming, Inc., Class A*	1,404	134,854
Hertz Global Holdings, Inc.*	11,200	320,544
JB Hunt Transport Services, Inc.	2,900	224,170
Kansas City Southern	3,400	421,022
Landstar System, Inc.	1,387	79,683
Norfolk Southern Corp.	8,781	815,140
Old Dominion Freight Line, Inc.*	2,137	113,304
Ryder System, Inc.	1,600	118,048
Swift Transportation Co.(a)*	2,754	61,167
Union Pacific Corp.	14,099	2,368,632
Werner Enterprises, Inc.	1,200	29,676
		5,787,036
Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc.(a)*	4,999	19,346
Altera Corp.	9,423	306,530
Analog Devices, Inc.	9,700	494,021
Applied Materials, Inc.	36,200	640,378
Atmel Corp.*	12,900	101,007
Avago Technologies Ltd.	7,700	407,253
Broadcom Corp., Class A	14,202	421,089
Cirrus Logic, Inc.(a)*	1,900	38,817
Cree, Inc.(a)*	3,400	212,738
Entegris, Inc.*	4,137	47,989
Fairchild Semiconductor International, Inc.*	3,875	51,731
First Solar, Inc.*	2,200	120,208
Hittite Microwave Corp.(a)*	970	59,878
Integrated Device Technology, Inc.*	400	4,076
Intel Corp.	151,241	3,926,216
International Rectifier Corp.*	1,827	47,630
Intersil Corp., Class A	1,851	21,231
Kla-Tencor Corp.	4,900	315,854
Lam Research Corp.*	4,962	270,181
Linear Technology Corp.	7,300	332,515
LSI Corp.	16,294	179,560
Marvell Technology Group Ltd.	12,700	182,626
Maxim Integrated Products, Inc.	8,700	242,817
Microchip Technology, Inc.(a)	6,250	279,688
Micron Technology, Inc.*	32,701	711,574
Microsemi Corp.*	2,900	72,355
MKS Instruments, Inc.	1,183	35,419
NVIDIA Corp.	17,200	275,544
ON Semiconductor Corp.*	13,130	108,191
PMC - Sierra, Inc.*	1,900	12,217
Semtech Corp.*	1,800	45,504
Silicon Laboratories, Inc.*	1,400	60,634
Skyworks Solutions, Inc.*	5,200	148,512
SunEdison, Inc.(a)*	7,849	102,429
SunPower Corp.(a)*	1,295	38,604
Synaptics, Inc.(a)*	900	46,629
Teradyne, Inc.(a)*	5,500	96,910
Texas Instruments, Inc.	33,703	1,479,899
Xilinx, Inc.	7,467	342,885
		12,300,685
Software — 3.6%
ACI Worldwide, Inc.*	1,340	87,100
Activision Blizzard, Inc.	8,638	154,016
Adobe Systems, Inc.*	14,908	892,691
Advent Software, Inc.(a)	1,304	45,627
ANSYS, Inc.*	2,800	244,160
Aspen Technology, Inc.*	2,799	116,998
Autodesk, Inc.*	6,949	349,743
Blackbaud, Inc.	1,588	59,788
CA, Inc.	9,776	328,962
Cadence Design Systems, Inc.*	7,900	110,758
Citrix Systems, Inc.*	5,079	321,247
Commvault Systems, Inc.*	1,260	94,349

See notes to financial statements.
10

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
Compuware Corp.	5,600	$62,776
Concur Technologies, Inc.(a)*	1,400	144,452
Electronic Arts, Inc.(a)*	9,400	215,636
Factset Research Systems, Inc.(a)	1,250	135,725
Fair Isaac Corp.	950	59,698
Fortinet, Inc.*	4,373	83,656
Guidewire Software, Inc.*	1,700	83,419
Informatica Corp.*	3,300	136,950
Intuit, Inc.	7,547	575,987
Manhattan Associates, Inc.*	600	70,488
Mentor Graphics Corp.	3,300	79,431
Micros Systems, Inc.(a)*	2,300	131,951
Microsoft Corp.	237,244	8,880,043
NetSuite, Inc.(a)*	988	101,784
Nuance Communications, Inc.(a)*	6,700	101,840
Oracle Corp.	110,605	4,231,747
Pegasystems, Inc.	352	17,311
Progress Software Corp.*	1,412	36,472
PTC, Inc.*	3,880	137,313
RealPage, Inc.*	465	10,872
Red Hat, Inc.*	5,400	302,616
Rovi Corp.*	3,151	62,043
Salesforce.com, Inc.(a)*	17,700	976,863
SolarWinds, Inc.*	1,750	66,203
Solera Holdings, Inc.	1,984	140,388
SS&C Technologies Holdings, Inc.*	2,095	92,725
Symantec Corp.	20,392	480,843
Synopsys, Inc.*	4,500	182,565
Take-Two Interactive Software, Inc.*	2,200	38,214
TIBCO Software, Inc.*	4,600	103,408
Tyler Technologies, Inc.*	900	91,917
Ultimate Software Group, Inc.*	780	119,512
Verint Systems, Inc.*	1,976	84,849
VMware, Inc.(a)*	2,547	228,491
Zynga, Inc., Class A*	18,104	68,795
		21,142,422
Specialty Retail — 2.4%
Aaron's, Inc.	2,250	66,150
Abercrombie & Fitch Co., Class A	2,500	82,275
Advance Auto Parts, Inc.	2,300	254,564
American Eagle Outfitters, Inc.	4,750	68,400
Ann, Inc.*	1,550	56,668
Asbury Automotive Group, Inc.*	817	43,905
Ascena Retail Group, Inc.*	4,000	84,640
AutoNation, Inc.(a)*	1,261	62,659
AutoZone, Inc.*	1,160	554,410
Bed Bath & Beyond, Inc.*	6,021	483,486
Best Buy Co., Inc.	8,309	331,363
Buckle, Inc. (The)(a)	900	47,304
Cabela's, Inc.*	1,400	93,324
Carmax, Inc.*	6,646	312,495
Chico's FAS, Inc.	5,400	101,736
Conn's, Inc.*	800	63,032
CST Brands, Inc.(a)	1,802	66,169
Dick's Sporting Goods, Inc.	3,100	180,110
DSW, Inc., Class A	2,090	89,306
Express, Inc.*	2,600	48,542
Foot Locker, Inc.	4,100	169,904
GameStop Corp., Class A(a)	3,588	176,745
Gap, Inc. (The)	8,320	325,146
Genesco, Inc.*	700	51,142
GNC Holdings, Inc., Class A	2,914	170,323
Group 1 Automotive, Inc.(a)	680	48,294
Guess?, Inc.	1,900	59,033
Hibbett Sports, Inc.(a)*	157	10,552
Home Depot, Inc. (The)	38,408	3,162,515
L Brands, Inc.	7,378	456,329
Lithia Motors, Inc., Class A	600	41,652
Lowe's Cos., Inc.	31,912	1,581,240
Lumber Liquidators Holdings, Inc.(a)*	853	87,765
Men's Wearhouse, Inc. (The)	1,750	89,390
Monro Muffler Brake, Inc.(a)	783	44,130
Murphy USA, Inc.*	1,305	54,236
O'Reilly Automotive, Inc.*	3,084	396,942
Office Depot, Inc.*	9,200	48,668
Outerwall, Inc.(a)*	1,000	67,270
Penske Auto Group, Inc.	1,318	62,157
PetSmart, Inc.(a)	2,657	193,297
Pier 1 Imports, Inc.	3,200	73,856
Rent-A-Center, Inc.(a)	1,700	56,678
Ross Stores, Inc.	6,000	449,580
Sally Beauty Holdings, Inc.*	5,102	154,233
Select Comfort Corp.(a)*	1,700	35,853
Signet Jewelers Ltd.	2,400	188,880
Staples, Inc.(a)	19,850	315,416
Tiffany & Co.	3,806	353,121
TJX Cos., Inc.	19,122	1,218,645
Tractor Supply Co.	4,200	325,836
Ulta Salon Cosmetics & Fragrance, Inc.*	1,800	173,736
Urban Outfitters, Inc.*	3,400	126,140
Vitamin Shoppe, Inc.*	201	10,454
Williams-Sonoma, Inc.	2,400	139,872
		14,009,568
Textiles, Apparel & Luxury Goods — 0.9%
Carter's, Inc.	1,600	114,864
Coach, Inc.	7,810	438,375
Deckers Outdoor Corp.(a)*	977	82,517
Fifth & Pacific Cos., Inc.*	3,927	125,939
Fossil Group, Inc.*	1,369	164,198
Hanesbrands, Inc.	3,101	217,907
Iconix Brand Group, Inc.*	1,972	78,288
Lululemon Athletica, Inc.(a)*	2,200	129,866
Michael Kors Holdings Ltd.*	6,055	491,606
NIKE, Inc., Class B	21,597	1,698,388
PVH Corp.	2,282	310,398
Ralph Lauren Corp.	1,600	282,512
Skechers U.S.A., Inc., Class A*	600	19,878
Steven Madden Ltd.*	1,944	71,131
Under Armour, Inc., Class A(a)*	2,400	209,520
VF Corp.	10,000	623,400
Wolverine World Wide, Inc.(a)	3,200	108,672
		5,167,459
Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	4,009	48,549
Hudson City Bancorp, Inc.	13,407	126,428
New York Community Bancorp, Inc.(a)	13,278	223,734
Ocwen Financial Corp.*	3,425	189,916
People's United Financial, Inc.(a)	9,310	140,767
TFS Financial Corp.*	2,631	31,875
Washington Federal, Inc.	2,947	68,636
		829,905
Tobacco — 1.2%
Altria Group, Inc.	61,247	2,351,272
Lorillard, Inc.(a)	10,100	511,868
Philip Morris International, Inc.	44,612	3,887,044
Reynolds American, Inc.	10,167	508,248
		7,258,432

See notes to financial statements.
11

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.	1,164	$57,141
Beacon Roofing Supply, Inc.*	1,400	56,392
DXP Enterprises, Inc.*	95	10,944
Fastenal Co.(a)	7,980	379,130
GATX Corp.	1,100	57,387
MRC Global, Inc.*	3,000	96,780
MSC Industrial Direct Co., Class A	1,400	113,218
TAL International Group, Inc.*	773	44,331
Textainer Group Holdings Ltd.(a)	52	2,091
United Rentals, Inc.(a)*	2,864	223,249
Watsco, Inc.	800	76,848
WESCO International, Inc.(a)*	1,100	100,177
WW Grainger, Inc.	1,700	434,214
		1,651,902
Transportation Infrastructure — 0.0%
Wesco Aircraft Holdings, Inc.*	844	18,500
Water Utilities — 0.1%
American Water Works Co., Inc.	5,500	232,430
Aqua America, Inc.	5,042	118,941
		351,371
Wireless Telecommunication Services — 0.3%
Crown Castle International Corp.*	10,503	771,235
SBA Communications Corp., Class A*	3,799	341,302
Sprint Corp.*	30,665	329,649
T-Mobile US, Inc.*	4,200	141,288
Telephone & Data Systems, Inc.	2,613	67,363
United States Cellular Corp.	400	16,728
		1,667,565
TOTAL COMMON STOCKS
(Identified Cost $286,012,130)		560,481,884
MUTUAL FUNDS — 4.0%
Other — 4.0%
DFA U.S. Micro Cap Portfolio	1,190,169	23,934,289
TOTAL MUTUAL FUNDS
(Identified Cost $13,767,053)		23,934,289
SHORT-TERM INVESTMENTS — 0.4%
Other — 0.4%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	2,520,252	2,520,252
		2,520,253
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,520,253)		2,520,253
COLLATERAL FOR SECURITIES ON LOAN
— 4.7%
Short-Term — 4.7%
State Street Navigator Securities Lending
Prime Portfolio	27,521,482	27,521,482
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $27,521,482)		27,521,482
Total Investments — 104.3%
(Identified Cost $329,820,918)#		614,457,908

Liabilities, Less Cash and Other Assets — (4.3%)		(25,575,986)
Net Assets — 100.0%		$588,881,922

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2013, the market value of the securities on loan was $28,127,238.
#	At December 31, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $329,820,918. Net unrealized appreciation aggregated $284,636,990 of which $287,699,620 related to appreciated investment securities and $3,062,630 related to depreciated investment securities.

See notes to financial statements.
12

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 2.4%
AAR Corp.	9,684	$271,249
Aerovironment, Inc.(a)*	6,017	175,275
Alliant Techsystems, Inc.	8,149	991,570
Allied Defense Group, Inc. (The)(a) (b)*	1,000	80
American Science & Engineering, Inc.	2,000	143,820
Astronics Corp.*	2,988	152,388
Astronics Corp., Class B*	597	30,298
CPI Aerostructures, Inc.*	1,342	20,184
Cubic Corp.	6,500	342,290
Curtiss-Wright Corp.	10,260	638,480
DigitalGlobe, Inc.*	20,646	849,583
Ducommun, Inc.*	2,055	61,259
Engility Holdings, Inc.*	1,227	40,982
Esterline Technologies Corp.*	8,187	834,746
Exelis, Inc.	30,879	588,554
GenCorp, Inc.(a)*	11,383	205,122
HEICO Corp.(a)	5,942	344,339
HEICO Corp., Class A	8,952	377,058
Huntington Ingalls Industries, Inc.	8,368	753,204
Innovative Solutions & Support, Inc.*	4,950	36,085
Kratos Defense & Security Solutions, Inc.*	10,227	78,543
LMI Aerospace, Inc.(a)*	2,400	35,376
Moog, Inc., Class A*	9,207	625,524
National Presto Industries, Inc.*	918	73,899
Orbital Sciences Corp.*	11,624	270,839
SIFCO Industries, Inc.	1,187	33,319
Sparton Corp.*	1,324	37,006
Sypris Solutions, Inc.	4,000	12,240
Taser International, Inc.*	11,291	179,301
Teledyne Technologies, Inc.*	4,809	441,755
		8,644,368
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.*	13,990	113,179
Atlas Air Worldwide Holdings, Inc.*	4,715	194,022
Echo Global Logistics, Inc.(a)*	3,956	84,975
Forward Air Corp.	6,730	295,514
HUB Group, Inc., Class A*	12,026	479,597
Pacer International, Inc.*	9,154	75,612
Park-Ohio Holdings Corp.*	3,058	160,239
UTi Worldwide, Inc.	20,964	368,128
XPO Logistics, Inc.(a)*	2,237	58,811
		1,830,077
Airlines — 0.7%
Allegiant Travel Co.	4,500	474,480
ATA Holdings Corp.(a) (b)*	600	—
Hawaiian Holdings, Inc.(a)*	12,656	121,877
JetBlue Airways Corp.(a)*	55,891	477,868
Republic Airways Holdings, Inc.*	14,829	158,522
Skywest, Inc.	10,404	154,292
Spirit Airlines, Inc.*	24,342	1,105,370
		2,492,409
Auto Components — 1.1%
American Axle & Manufacturing Holdings, Inc.*	15,504	317,057
Cooper Tire & Rubber Co.	15,600	375,024
Dana Holding Corp.	22,832	447,964
Dorman Products, Inc.(a)*	7,881	441,888
Drew Industries, Inc.	5,308	271,770
Federal Mogul Corp.*	7,546	148,505
Fuel Systems Solutions, Inc.*	4,600	63,802
Gentherm, Inc.*	7,644	204,936
Modine Manufacturing Co.*	10,514	134,789
Motorcar Parts of America, Inc.*	1,887	36,419
Shiloh Industries, Inc.*	3,600	70,200
Spartan Motors, Inc.	6,900	46,230
Standard Motor Products, Inc.	8,131	299,221
Stoneridge, Inc.*	7,998	101,974
Strattec Security Corp.	700	31,269
Superior Industries International, Inc.	5,600	115,528
Tenneco, Inc.*	10,782	609,938
Tower International, Inc.*	3,770	80,678
		3,797,192
Automobiles — 0.2%
Thor Industries, Inc.(a)	12,400	684,852
Winnebago Industries, Inc.*	6,500	178,425
		863,277
Beverages — 0.1%
Coca-Cola Bottling Co., Consolidated	1,262	92,366
Craft Brew Alliance, Inc.*	3,511	57,650
MGP Ingredients, Inc.	5,072	26,324
National Beverage Corp.*	10,920	220,147
		396,487
Biotechnology — 1.1%
Acorda Therapeutics, Inc.*	12,403	362,168
Affymax, Inc.(a)*	8,319	6,489
Alnylam Pharmaceuticals, Inc.*	4,392	282,537
Arqule, Inc.*	5,110	10,987
AVEO Pharmaceuticals, Inc.*	491	903
Biota Pharmaceuticals, Inc.*	1,516	6,352
Celldex Therapeutics, Inc.(a)*	6,027	145,914
Celsion Corp.(a)*	644	2,505
Cepheid, Inc.(a)*	7,279	340,075
Cleveland Biolabs, Inc.(a)*	1,100	1,287
Codexis, Inc.(a)*	7,350	10,290
Dynavax Technologies Corp.(a)*	9,900	19,404
Emergent Biosolutions, Inc.*	6,316	145,205
Enzon Pharmaceuticals, Inc.(a)	13,152	15,256
GTx, Inc.(a)*	6,119	10,096
Harvard Apparatus Regenerative Technology, Inc.*	2,530	12,017
iBio, Inc.(a)*	2,200	737
Immunomedics, Inc.(a)*	4,078	18,759
Incyte Corp. Ltd.(a)*	13,934	705,478
Insys Therapeutics, Inc.*	2,643	102,311
Isis Pharmaceuticals, Inc.(a)*	15,716	626,125
Ligand Pharmaceuticals, Inc., Class B(a)*	3,346	176,000
Maxygen, Inc.(a) (b)*	12,058	362
MediciNova, Inc.(a)*	4,071	8,712
Molecular Insight Pharmaceuticals, Inc.(b)*	3,500	—
Momenta Pharmaceuticals, Inc.*	10,490	185,463
Myriad Genetics, Inc.(a)*	18,367	385,340
PDL BioPharma, Inc.(a)	18,702	157,845
Progenics Pharmaceuticals, Inc.*	288	1,535
Repligen Corp.(a)*	9,894	134,954
Rigel Pharmaceuticals, Inc.*	9,090	25,906
Spectrum Pharmaceuticals, Inc.*	12,000	106,200
Targacept, Inc.(a)*	1,758	7,296
Trubion Pharmaceuticals, Inc.(c)*	2,700	—
Zalicus, Inc.(a)*	1,047	1,162
		4,015,670
Building Products — 0.7%
AAON, Inc.	8,775	280,361
American Woodmark Corp.*	2,400	94,872
Apogee Enterprises, Inc.	9,100	326,781
Builders FirstSource, Inc.*	7,727	55,171
Gibraltar Industries, Inc.*	6,800	126,412
Griffon Corp.	12,945	171,003

See notes to financial statements.
1

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building Products (Continued)
Insteel Industries, Inc.	4,000	$90,920
NCI Building Systems, Inc.*	2,390	41,921
Patrick Industries, Inc.*	2,524	73,019
PGT, Inc.*	9,108	92,173
Quanex Building Products Corp.	7,625	151,890
Simpson Manufacturing Co., Inc.(a)	11,500	422,395
Trex Co., Inc.(a)*	2,705	215,129
Universal Forest Products, Inc.(a)	5,500	286,770
		2,428,817
Capital Markets — 1.3%
BGC Partners, Inc., Class A(a)	27,140	164,468
Calamos Asset Management, Inc., Series A	5,037	59,638
Capital Southwest Corp.	336	11,716
Cohen & Steers, Inc.(a)	675	27,041
Cowen Group, Inc., Class A*	21,180	82,814
Evercore Partners, Inc., Class A(a)	10,019	598,936
Federated Investors, Inc., Class B(a)	11,748	338,342
Financial Engines, Inc.	4,718	327,807
FXCM, Inc., Class A	7,265	129,608
GAMCO Investors, Inc., Class A	1,700	147,849
GFI Group, Inc.	22,227	86,908
Greenhill & Co., Inc.(a)	5,618	325,507
Harris & Harris Group, Inc.*	7,000	20,860
HFF, Inc., Class A*	9,968	267,641
ICG Group, Inc.*	8,600	160,218
Intl. FCStone, Inc.(a)*	2,912	53,989
Investment Technology Group, Inc.*	9,700	199,432
Janus Capital Group, Inc.(a)	26,389	326,432
JMP Group, Inc.(a)	3,620	26,788
KCG Holdings, Inc., Class A*	2,299	27,496
Manning & Napier, Inc.	614	10,837
MCG Capital Corp.	6,094	26,814
Medallion Financial Corp.(a)	3,487	50,038
Oppenheimer Holdings, Inc., Class A	2,133	52,856
Piper Jaffray Cos.*	4,324	171,014
Pzena Investment Management, Inc., Class A	794	9,337
Safeguard Scientifics, Inc.*	4,701	94,443
Stifel Financial Corp.*	10,983	526,305
SWS Group, Inc.*	5,901	35,878
Teton Advisors, Inc.(a)	25	956
Virtus Investment Partners, Inc.*	905	181,045
Westwood Holdings Group, Inc.	713	44,142
WisdomTree Investments, Inc.*	7,873	139,431
		4,726,586
Chemicals — 2.8%
A. Schulman, Inc.	6,827	240,720
American Pacific Corp.*	1,850	68,931
American Vanguard Corp.	6,233	151,400
Arabian American Development Co.*	2,693	33,797
Axiall Corp.	2,396	113,666
Balchem Corp.	6,325	371,277
Cabot Corp.	1,940	99,716
Calgon Carbon Corp.*	17,775	365,632
Chase Corp.	1,800	63,540
Chemtura Corp.*	29,209	815,515
Core Molding Technologies, Inc.*	1,500	20,550
Ferro Corp.*	16,570	212,593
Flotek Industries, Inc.(a)*	15,037	301,793
FutureFuel Corp.(a)	9,206	145,455
H.B. Fuller Co.	14,400	749,376
Hawkins, Inc.	1,824	67,835
Innophos Holdings, Inc.	5,400	262,440
Innospec, Inc.	5,400	249,588
Intrepid Potash, Inc.(a)*	10,268	162,645
KMG Chemicals, Inc.	2,500	42,225
Koppers Holdings, Inc.	4,043	184,967
Kraton Performance Polymers, Inc.*	2,433	56,081
Kronos Worldwide, Inc.(a)	2,801	53,359
Landec Corp.*	10,074	122,097
LSB Industries, Inc.*	5,556	227,907
Minerals Technologies, Inc.	10,586	635,901
Northern Technologies International Corp.*	800	14,840
Olin Corp.(a)	25,277	729,241
OM Group, Inc.(a)*	4,988	181,613
Omnova Solutions, Inc.*	11,640	106,040
Penford Corp.*	3,648	46,877
PolyOne Corp.	32,703	1,156,051
Quaker Chemical Corp.	3,387	261,036
Sensient Technologies Corp.	15,705	762,007
Stepan Co.	3,600	236,268
Tredegar Corp.	8,700	250,647
Tronox Ltd., Class A	5,239	120,864
Valhi, Inc.	1,644	28,901
Zep, Inc.	4,300	78,088
Zoltek Cos., Inc.*	8,660	145,055
		9,936,534
Commercial Banks — 7.8%
1st Source Corp.	6,604	210,932
1st United Bancorp, Inc.	6,396	48,674
American National Bankshares, Inc.(a)	1,452	38,115
Ameris Bancorp*	4,922	103,903
AmeriServ Financial, Inc.	4,400	13,332
Arrow Financial Corp.(a)	2,645	70,251
Associated Banc-Corp.	19,649	341,893
Bancfirst Corp.(a)	3,000	168,180
Bancorp, Inc.*	7,567	135,525
Bancorpsouth, Inc.	30,746	781,563
Bank of Hawaii Corp.(a)	14,616	864,390
Bank of the Ozarks, Inc.(a)	11,338	641,617
Banner Corp.	4,200	188,244
Bar Harbor Bankshares	452	18,075
BBCN Bancorp, Inc.	19,638	325,794
Boston Private Financial Holdings, Inc.	19,969	252,009
Bridge Bancorp, Inc.	400	10,400
Bryn Mawr Bank Corp.	2,508	75,691
Camden National Corp.	2,000	84,440
Capital City Bank Group, Inc.(a)*	664	7,815
CapitalSource, Inc.	68,837	989,188
Cardinal Financial Corp.	6,692	120,456
Cathay General Bancorp	22,248	594,689
Center Bancorp, Inc.	3,180	59,657
Centerstate Banks, Inc.	4,978	50,527
Central Pacific Financial Corp.	7,224	145,058
Century Bancorp, Inc., Class A	200	6,650
Chemical Financial Corp.	6,514	206,298
City Holding Co.	6,502	301,238
CNB Financial Corp.	1,780	33,820
CoBiz Financial, Inc.	8,151	97,486
Columbia Banking System, Inc.	12,773	351,385
Community Bank System, Inc.(a)	8,934	354,501
Community Trust Bancorp, Inc.(a)	4,498	203,130
Customers Bancorp, Inc.*	1,173	24,000
CVB Financial Corp.(a)	23,807	406,385
Enterprise Bancorp, Inc.	300	6,351
Enterprise Financial Services Corp.	3,156	64,446
Fidelity Southern Corp.	1,040	17,274
Financial Institutions, Inc.	3,105	76,725
See notes to financial statements.
2

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
First Bancorp	3,400	$56,508
First BanCorp(a)*	24,148	149,476
First Bancorp, Inc.	1,683	29,318
First Busey Corp., Class A	18,934	109,817
First Citizens BancShares, Inc., Class A	200	44,526
First Commonwealth Financial Corp.	18,840	166,169
First Community Bancshares, Inc.	3,962	66,165
First Financial Bancorp	10,869	189,447
First Financial Bankshares, Inc.(a)	6,902	457,741
First Financial Corp.	3,200	116,992
First Financial Holdings, Inc.	3,794	252,339
First Horizon National Corp.(a)	6,677	77,787
First Interstate Bancsystem, Inc.	4,818	136,687
First Merchants Corp.	6,725	153,061
First Midwest Bancorp, Inc.	15,846	277,780
FirstMerit Corp.	5,976	132,846
Flushing Financial Corp.	7,140	147,798
FNB Corp.(a)	31,998	403,815
Fulton Financial Corp.	46,649	610,169
German American Bancorp, Inc.(a)	2,400	68,400
Glacier Bancorp, Inc.(a)	14,891	443,603
Great Southern Bancorp, Inc.	3,025	91,990
Guaranty Bancorp	1,560	21,918
Hancock Holding Co.	4,129	151,452
Hanmi Financial Corp.	5,434	118,950
Heartland Financial USA, Inc.	5,400	155,466
Heritage Commerce Corp.	3,712	30,587
Heritage Financial Corp/WA(a)	1,956	33,467
Home Bancshares, Inc.	18,138	677,454
Home Federal Bancorp, Inc.	4,062	60,524
Horizon Bancorp	466	11,804
Hudson Valley Holding Corp.	3,597	73,199
Iberiabank Corp.	5,735	360,445
Independent Bank Corp.(a)	4,590	179,882
International Bancshares Corp.	13,598	358,851
Intervest Bancshares Corp., Class A*	2,000	15,020
Investors Bancorp, Inc.	38,554	986,211
Lakeland Bancorp, Inc.	5,815	71,932
Lakeland Financial Corp.	3,370	131,430
Macatawa Bank Corp.(a)*	3,307	16,535
MainSource Financial Group, Inc.	4,530	81,676
MB Financial, Inc.	10,285	330,046
MBT Financial Corp.*	4,700	20,022
Mercantile Bank Corp.	1,265	27,299
Merchants Bancshares, Inc.	1,081	36,214
Metro Bancorp, Inc.*	4,280	92,191
MetroCorp Bancshares, Inc.	1,146	17,270
Midsouth Bancorp, Inc.	2,100	37,506
National Penn Bancshares, Inc.	29,133	330,077
NBT Bancorp, Inc.	6,955	180,134
New Century Bancorp, Inc.*	200	1,380
NewBridge Bancorp*	3,549	26,618
Northrim BanCorp, Inc.	664	17,423
OFG Bancorp	14,958	259,372
Old National Bancorp	19,227	295,519
OmniAmerican Bancorp, Inc.*	3,585	76,647
Pacific Continental Corp.	3,047	48,569
Pacific Mercantile Bancorp*	2,500	15,550
Pacific Premier Bancorp, Inc.*	1,400	22,036
PacWest Bancorp(a)	3,795	160,225
Park National Corp.	3,450	293,491
Park Sterling Corp.	6,835	48,802
Peapack Gladstone Financial Corp.	1,668	31,859
Penns Woods Bancorp, Inc.	476	24,276
Peoples Bancorp, Inc.	2,300	51,773
Pinnacle Financial Partners, Inc.	7,860	255,686
Popular, Inc.*	7,754	222,772
Preferred Bank/Los Angeles CA*	891	17,865
PrivateBancorp, Inc.	15,258	441,414
Renasant Corp.	6,155	193,636
Republic Bancorp, Inc., Class A	7,344	180,222
S&T Bancorp, Inc.(a)	10,071	254,897
S.Y. Bancorp, Inc.	2,891	92,281
Sandy Spring Bancorp, Inc.	6,300	177,597
Sierra Bancorp	2,405	38,696
Simmons First National Corp., Class A(a)	2,246	83,439
Southern Community Financial Corp.(a)*	3,300	726
Southside Bancshares, Inc.(a)	3,657	99,982
Southwest Bancorp, Inc.*	3,700	58,904
StellarOne Corp.	3,222	77,554
Sterling Bancorp	16,525	220,939
Suffolk Bancorp*	4,007	83,346
Sun Bancorp, Inc.*	2,965	10,437
Susquehanna Bancshares, Inc.	35,467	455,396
Synovus Financial Corp.	129,851	467,464
Taylor Capital Group, Inc.*	4,417	117,404
TCF Financial Corp.(a)	32,984	535,990
Texas Capital Bancshares, Inc.*	8,500	528,700
Tompkins Financial Corp.	2,420	124,364
TowneBank(a)	5,769	88,785
Trico Bancshares	3,800	107,806
Trustmark Corp.(a)	13,421	360,220
UMB Financial Corp.(a)	9,468	608,603
Umpqua Holdings Corp.(a)	15,335	293,512
Union First Market Bankshares Corp.	3,377	83,783
United Bankshares, Inc.(a)	8,442	265,501
United Community Banks, Inc/GA*	13,916	247,009
Univest Corp. of Pennsylvania	3,100	64,108
Valley National Bancorp(a)	199	2,014
ViewPoint Financial Group, Inc.	8,008	219,820
Virginia Commerce Bancorp, Inc.*	5,786	98,304
Washington Banking Co.	2,374	42,091
Washington Trust Bancorp, Inc.	3,000	111,660
Webster Financial Corp.	16,652	519,209
WesBanco, Inc.	5,363	171,616
West Bancorporation, Inc.	5,350	84,637
Westamerica Bancorporation(a)	4,529	255,707
Western Alliance Bancorp*	26,478	631,765
Wilshire Bancorp, Inc.	18,779	205,254
Wintrust Financial Corp.	7,320	337,598
		28,192,356
Commercial Services & Supplies — 2.5%
ABM Industries, Inc.	13,762	393,456
ACCO Brands Corp.*	1,390	9,341
Acorn Energy, Inc.	4,341	17,668
ARC Document Solutions, Inc.*	9,750	80,145
Brink's Co. (The)	11,252	384,143
Casella Waste Systems, Inc., Class A*	6,240	36,192
Ceco Environmental Corp.	4,874	78,813
Command Security Corp.*	4,300	8,729
Consolidated Graphics, Inc.*	2,500	168,600
Courier Corp.	1,857	33,593
Covanta Holding Corp.	4,872	86,478
Deluxe Corp.	16,300	850,697
EnerNOC, Inc.*	1,600	27,536
Ennis, Inc.	5,800	102,660
Fuel Tech, Inc.*	4,500	31,905
G&K Services, Inc., Class A	4,600	286,258
Healthcare Services Group, Inc.(a)	14,001	397,208

See notes to financial statements.
3

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
Heritage-Crystal Clean, Inc.*	712	$14,589
Herman Miller, Inc.	11,014	325,133
HNI Corp.	10,777	418,471
Innerworkings, Inc.(a)*	6,281	48,929
Interface, Inc.	20,182	443,197
Intersections, Inc.(a)	3,104	24,180
Kimball International, Inc., Class B	6,325	95,065
Knoll, Inc.	11,159	204,321
Mcgrath Rentcorp	5,300	210,940
Metalico, Inc.*	8,295	17,171
Mine Safety Appliances Co.	8,900	455,769
Mobile Mini, Inc.(a)*	14,545	598,963
Multi-Color Corp.	3,091	116,654
NL Industries, Inc.	11,700	130,806
Quad/Graphics, Inc.	2,322	63,228
R.R. Donnelley & Sons Co.	22,624	458,815
Schawk, Inc.	5,600	83,272
SP Plus Corp.*	4,000	104,160
Steelcase, Inc., Class A	27,430	435,040
Team, Inc.*	4,200	177,828
Tetra Tech, Inc.*	11,922	333,578
TRC Cos., Inc.*	7,000	49,980
UniFirst Corp.	3,000	321,000
United Stationers, Inc.	13,325	611,484
US Ecology, Inc.	5,445	202,499
Versar, Inc.*	2,000	9,660
Viad Corp.	4,500	125,010
Virco Manufacturing*	2,494	5,811
		9,078,975
Communications Equipment — 1.9%
ADTRAN, Inc.(a)	12,313	332,574
Anaren, Inc.*	3,900	109,161
ARRIS Group, Inc.*	30,805	750,564
Aviat Networks, Inc.*	791	1,788
Aware, Inc.(a)*	4,900	29,939
Bel Fuse, Inc., Class B	1,890	40,276
Black Box Corp.(a)	3,700	110,260
Brocade Communications Systems, Inc.*	1,806	16,019
CalAmp Corp.*	7,009	196,042
Calix, Inc.*	12,228	117,878
Ciena Corp.(a)*	23,801	569,558
Clearfield, Inc.*	1,600	32,384
Communications Systems, Inc.	1,418	15,797
Comtech Telecommunications Corp.	4,756	149,909
Digi International, Inc.*	7,600	92,112
Emulex Corp.*	17,573	125,823
Extreme Networks*	17,176	120,232
Finisar Corp.*	22,445	536,884
Harmonic, Inc.*	20,220	149,224
Infinera Corp.(a)*	37,151	363,337
InterDigital, Inc.	4,305	126,954
Ixia*	14,258	189,774
KVH Industries, Inc.*	5,534	72,108
Netgear, Inc.(a)*	7,961	262,235
Numerex Corp., Class A(a)*	2,359	30,549
Oplink Communications, Inc.*	4,200	78,120
Optical Cable Corp.	374	1,395
PC-Tel, Inc.	4,100	39,237
Plantronics, Inc.	14,001	650,346
Polycom, Inc.(a)*	6,816	76,544
Relm Wireless Corp.*	2,000	6,740
Riverbed Technology, Inc.(a)*	19,447	351,602
ShoreTel, Inc.*	7,722	71,660
Sonus Networks, Inc.*	94,975	299,171
Tessco Technologies, Inc.(a)	1,000	40,320
Ubiquiti Networks, Inc.(a)*	1,491	68,526
UTStarcom Holdings Corp.*	2,968	8,221
Viasat, Inc.(a)*	8,200	513,730
Westell Technologies, Inc., Class A*	13,200	53,460
		6,800,453
Computers & Peripherals — 0.7%
Astro-Med, Inc.	1,572	21,206
Avid Technology, Inc.*	355	2,893
Concurrent Computer Corp.	1,362	11,128
Cray, Inc.*	9,648	264,934
Datalink Corp.*	3,145	34,280
Diebold, Inc.(a)	13,382	441,740
Dot Hill Systems Corp.*	5,685	19,158
Electronics for Imaging, Inc.*	14,077	545,202
Fusion-io, Inc.(a)*	3,060	27,265
Imation Corp.*	2,788	13,048
Immersion Corp.*	4,661	48,381
Interphase Corp.*	1,200	4,650
Intevac, Inc.*	4,883	36,281
Lexmark International, Inc., Class A(a)	12,524	444,852
Novatel Wireless, Inc.*	850	2,015
QLogic Corp.*	17,300	204,659
Qualstar Corp.*	3,000	3,390
Qumu Corp.*	4,700	60,160
Silicon Graphics International Corp.(a)*	1,116	14,966
Stratasys Ltd.*	749	100,890
Super Micro Computer, Inc.*	8,716	149,567
Transact Technologies, Inc.	1,515	18,983
USA Technologies, Inc.(a)*	1,931	3,495
Video Display Corp.*	1,990	7,025
Xyratex Ltd.	4,652	61,825
		2,541,993
Construction & Engineering — 1.0%
Aegion Corp.(a)*	8,521	186,525
Ameresco, Inc., Class A(a)*	4,779	46,165
Argan, Inc.	1,882	51,868
Comfort Systems USA, Inc.	8,930	173,153
Dycom Industries, Inc.*	9,800	272,342
EMCOR Group, Inc.	15,324	650,351
Furmanite Corp.*	10,379	110,225
Granite Construction, Inc.	4,618	161,538
Great Lakes Dredge & Dock Corp.*	14,032	129,094
Layne Christensen Co.(a)*	1,221	20,855
MasTec, Inc.(a)*	23,375	764,830
MYR Group, Inc.*	6,488	162,719
Northwest Pipe Co.*	1,895	71,555
Orion Marine Group, Inc.*	5,671	68,222
Pike Corp.*	795	8,403
Primoris Services Corp.	17,578	547,203
Sterling Construction Co., Inc.*	3,741	43,882
Tutor Perini Corp.*	9,241	243,038
		3,711,968
Construction Materials — 0.2%
Headwaters, Inc.(a)*	11,253	110,167
Texas Industries, Inc.*	6,200	426,436
United States Lime & Minerals, Inc.*	1,679	102,704
		639,307
Consumer Finance — 0.9%
Asta Funding, Inc.*	2,600	21,892
Atlanticus Holdings Corp.(a)*	5,476	19,440
Cash America International, Inc.(a)	6,500	248,950
Consumer Portfolio Services, Inc.*	10,500	98,595

See notes to financial statements.
4

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Consumer Finance (Continued)
Credit Acceptance Corp.*	3,782	$491,622
DFC Global Corp.*	8,270	94,692
Encore Capital Group, Inc.(a)*	6,224	312,818
Ezcorp, Inc., Class A*	6,984	81,643
First Cash Financial Services, Inc.*	7,967	492,679
First Marblehead Corp. (The)(a)*	1,803	13,324
Green Dot Corp., Class A(a)*	7,439	187,091
Nelnet, Inc., Class A	10,900	459,326
Portfolio Recovery Associates, Inc.*	10,219	539,972
QC Holdings, Inc.	5,600	9,968
World Acceptance Corp.(a)*	3,636	318,259
		3,390,271
Containers & Packaging — 0.3%
AEP Industries, Inc.*	1,000	52,830
Graphic Packaging Holding Co.*	73,153	702,269
Greif, Inc., Class A	4,519	236,796
Greif, Inc., Class B(a)	42	2,468
Myers Industries, Inc.	8,017	169,319
		1,163,682
Distributors — 0.3%
Core-Mark Holding Co., Inc.	2,102	159,605
Pool Corp.	13,484	783,960
VOXX International Corp.*	3,800	63,460
Weyco Group, Inc.	690	20,306
		1,027,331
Diversified Consumer Services — 1.1%
American Public Education, Inc.(a)*	3,569	155,144
Apollo Education Group, Inc.*	13,393	365,897
Ascent Capital Group, Inc., Class A(a)*	2,620	224,167
Bridgepoint Education, Inc.(a)*	10,819	191,605
Capella Education Co.	2,200	146,168
Career Education Corp.(a)*	13,133	74,858
Carriage Services, Inc.	6,000	117,180
Collectors Universe(a)	1,242	21,300
DeVry Education Group, Inc.	11,906	422,663
Grand Canyon Education, Inc.*	14,214	619,730
Hillenbrand, Inc.	18,858	554,802
ITT Educational Services, Inc.(a)*	6,143	206,282
K12, Inc.*	5,806	126,281
Learning Tree International, Inc.*	5,000	15,650
Lincoln Educational Services Corp.	5,874	29,253
Mac-Gray Corp.	2,474	52,523
Matthews International Corp., Class A(a)	6,199	264,139
Regis Corp.(a)	2,715	39,395
Spectrum Group International, Inc.(a)*	7,402	16,951
Steiner Leisure Ltd.*	3,346	164,590
Strayer Education, Inc.*	998	34,401
Universal Technical Institute, Inc.	5,900	82,069
		3,925,048
Diversified Financial Services — 0.5%
Gain Capital Holdings, Inc.(a)	3,665	27,524
Interactive Brokers Group, Inc., Class A	10,020	243,887
MarketAxess Holdings, Inc.	11,093	741,789
Marlin Business Services Corp.	2,800	70,560
MicroFinancial, Inc.	2,171	18,562
NewStar Financial, Inc.*	13,144	233,569
PHH Corp.(a)*	11,433	278,393
Pico Holdings, Inc.*	2,582	59,670
Primus Guaranty Ltd.(a)*	3,700	29,785
Resource America, Inc., Class A	3,800	35,568
		1,739,307
Diversified Telecommunication Services — 0.5%
8x8, Inc.*	8,453	85,883
Atlantic Tele-Network, Inc.	3,600	203,652
Cbeyond, Inc.*	4,409	30,422
Cincinnati Bell, Inc.(a)*	51,900	184,764
Cogent Communications Group, Inc.	8,978	362,801
Consolidated Communications Holdings, Inc.	7,240	142,121
General Communication, Inc., Class A*	16,861	188,000
Hawaiian Telcom Holdco, Inc.(a)*	187	5,492
HickoryTech Corp.	4,037	51,795
IDT Corp., Class B	7,234	129,272
Inteliquent, Inc.	9,955	113,686
Lumos Networks Corp.	4,685	98,385
Orbcomm, Inc.*	8,362	53,015
Premiere Global Services, Inc.*	12,823	148,619
PTGi Holding, Inc.	72	205
Straight Path Communications, Inc., Class B*	3,617	29,623
Vonage Holdings Corp.*	41,901	139,530
		1,967,265
Electric Utilities — 0.9%
Allete, Inc.	7,400	369,112
Cleco Corp.	6,421	299,347
El Paso Electric Co.	11,005	386,386
Empire District Electric Co. (The)	5,500	124,795
IDACORP, Inc.(a)	9,949	515,756
MGE Energy, Inc.	4,500	260,550
Otter Tail Corp.	6,314	184,811
PNM Resources, Inc.	6,458	155,767
Portland General Electric Co.(a)	13,000	392,600
UIL Holdings Corp.(a)	4,166	161,432
Unitil Corp.	1,775	54,120
UNS Energy Corp.(a)	7,400	442,890
		3,347,566
Electrical Equipment — 1.6%
Allied Motion Technologies, Inc.	1,600	19,920
AZZ, Inc.(a)	6,246	305,180
Brady Corp., Class A	10,767	333,023
Coleman Cable, Inc.	5,881	154,200
Encore Wire Corp.	5,600	303,520
EnerSys, Inc.	12,221	856,570
Espey Manufacturing & Electronics Corp.(a)	565	18,442
Franklin Electric Co., Inc.	14,214	634,513
Generac Holdings, Inc.	15,486	877,127
General Cable Corp.(a)	11,120	327,039
Global Power Equipment Group, Inc.	3,290	64,385
GrafTech International Ltd.(a)*	26,667	299,470
II-VI, Inc.*	21,922	385,827
LSI Industries, Inc.	4,900	42,483
Magnetek, Inc.*	979	23,418
Ocean Power Technologies, Inc.(a)*	1,700	3,264
Orion Energy Systems, Inc.(a)*	3,100	21,080
Polypore International, Inc.(a)*	8,746	340,219
Powell Industries, Inc.	2,600	174,174
PowerSecure International, Inc.*	5,500	94,435
Preformed Line Products Co.	850	62,186
SL Industries, Inc.*	986	26,721
Thermon Group Holdings, Inc.*	3,489	95,354
Ultralife Corp.*	3,600	12,780
Vicor Corp.*	7,856	105,428
		5,580,758

See notes to financial statements.
5

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components — 3.3%
ADDvantage Technologies Group, Inc.*	2,400	$6,456
Aeroflex Holding Corp.*	5,704	37,076
Agilysys, Inc.*	5,376	74,834
Anixter International, Inc.	10,952	983,928
AVX Corp.	6,811	94,877
Badger Meter, Inc.(a)	3,000	163,500
Belden, Inc.	14,228	1,002,363
Benchmark Electronics, Inc.*	6,901	159,275
Checkpoint Systems, Inc.*	7,567	119,332
Cognex Corp.*	20,722	791,166
Coherent, Inc.*	6,500	483,535
CTS Corp.	10,185	202,783
Daktronics, Inc.	9,792	153,539
DTS, Inc.*	4,196	100,620
Echelon Corp.*	6,379	13,715
Electro Rent Corp.	6,482	120,047
Electro Scientific Industries, Inc.	7,067	73,921
eMagin Corp.(a)*	3,154	8,926
Fabrinet*	5,151	105,905
FARO Technologies, Inc.*	3,691	215,185
FEI Co.	4,326	386,571
Frequency Electronics, Inc.*	1,400	16,338
GSI Group, Inc.*	4,922	55,323
I.D. Systems, Inc.*	2,750	15,923
IEC Electronics Corp.*	800	3,344
Insight Enterprises, Inc.*	10,250	232,777
IntriCon Corp.*	1,000	3,820
InvenSense, Inc.(a)*	2,580	53,612
Iteris, Inc.*	7,798	16,376
Itron, Inc.(a)*	7,476	309,731
Kemet Corp.*	8,936	50,399
KEY Tronic Corp.*	1,700	18,734
Littelfuse, Inc.	6,901	641,310
LoJack Corp.*	6,666	24,064
Maxwell Technologies, Inc.(a)*	5,210	40,482
Measurement Specialties, Inc.*	3,674	222,975
Mercury Computer Systems, Inc.*	6,770	74,131
Mesa Laboratories, Inc.	740	58,149
Methode Electronics, Inc.	11,497	393,082
MOCON, Inc.	600	9,480
MTS Systems Corp.	3,800	270,750
Multi-Fineline Electronix, Inc.*	6,500	90,285
NAPCO Security Technologies, Inc.(a)*	4,850	30,458
NetList, Inc.*	3,200	2,368
Newport Corp.*	13,303	240,385
OSI Systems, Inc.*	4,180	222,000
PAR Technology Corp.*	3,000	16,350
Park Electrochemical Corp.	4,194	120,452
PC Connection, Inc.	6,200	154,070
PCM, Inc.*	2,200	22,594
Perceptron, Inc.	1,100	15,257
Plexus Corp.*	9,556	413,679
Radisys Corp.*	8,500	19,465
RealD, Inc.*	4,204	35,902
Research Frontiers, Inc.(a)*	2,600	15,028
Richardson Electronics Ltd.	2,700	30,672
Rofin-Sinar Technologies, Inc.*	6,296	170,118
Rogers Corp.*	3,500	215,250
Sanmina Corp.*	16,680	278,556
Scansource, Inc.*	6,012	255,089
Speed Commerce, Inc.*	5,272	24,620
SYNNEX Corp.*	8,279	558,005
Tech Data Corp.*	7,404	382,046
TTM Technologies, Inc.*	15,316	131,411
Viasystems Group, Inc.(a)*	5,388	73,708
Vishay Intertechnology, Inc.(a)*	40,055	531,129
Vishay Precision Group, Inc.*	4,187	62,344
Wayside Technology Group, Inc.	315	4,256
Zygo Corp.*	5,115	75,600
		11,999,451
Energy Equipment & Services — 2.0%
Basic Energy Services, Inc.*	3,483	54,962
Bolt Technology Corp.	2,382	52,428
Bristow Group, Inc.	10,164	762,910
C&J Energy Services, Inc.(a)*	958	22,130
CARBO Ceramics, Inc.	4,505	524,968
Dawson Geophysical Co.*	1,100	37,202
ENGlobal Corp.*	6,100	8,479
Era Group, Inc.*	5,219	161,058
Exterran Holdings, Inc.*	20,013	684,445
Geospace Technologies Corp.(a)*	2,000	189,660
Global Geophysical Services, Inc.(a)*	13,166	21,197
Gulf Island Fabrication, Inc.	3,600	83,592
Gulfmark Offshore, Inc., Class A	6,282	296,071
Helix Energy Solutions Group, Inc.*	33,846	784,550
Hercules Offshore, Inc.*	37,812	246,912
Hornbeck Offshore Services, Inc.*	9,178	451,833
ION Geophysical Corp.(a)*	43,775	144,457
Key Energy Services, Inc.*	22,035	174,076
Matrix Service Co.*	6,238	152,644
Mitcham Industries, Inc.*	2,601	46,064
Natural Gas Services Group, Inc.*	2,500	68,925
Newpark Resources, Inc.(a)*	29,341	360,601
Nuverra Environmental Solutions, Inc.(a)*	1	17
Pacific Drilling SA*	894	10,245
Parker Drilling Co.*	23,449	190,640
PHI, Inc.*	2,300	99,820
Pioneer Energy Services Corp.*	12,480	99,965
RigNet, Inc.*	1,939	92,936
SEACOR Holdings, Inc.(a)*	5,019	457,733
Steel Excel, Inc.*	2,972	87,704
Tesco Corp.*	4,061	80,327
Tetra Technologies, Inc.*	15,537	192,037
TGC Industries, Inc.*	6,825	49,823
Unit Corp.*	5,244	270,695
Willbros Group, Inc.*	8,767	82,585
		7,043,691
Food & Staples Retailing — 1.5%
Andersons, Inc. (The)	5,582	497,747
Arden Group, Inc., Class A	344	43,519
Casey's General Stores, Inc.	11,874	834,148
Chefs' Warehouse Inc. (The)*	1,875	54,675
Fresh Market, Inc. (The)(a)*	8,163	330,602
Harris Teeter Supermarkets, Inc.	16,859	831,992
Ingles Markets, Inc., Class A	2,600	70,460
Pantry, Inc. (The)*	5,100	85,578
PriceSmart, Inc.(a)	6,408	740,380
Rite Aid Corp.*	87,675	443,636
Spartan Stores, Inc.	9,360	227,261
Susser Holdings Corp.(a)*	6,900	451,881
United Natural Foods, Inc.(a)*	5,162	389,163
Village Super Market, Inc., Class A	1,118	34,669
Weis Markets, Inc.	6,390	335,858
		5,371,569
Food Products — 2.1%
Alico, Inc.(a)	1,300	50,531
Annie's, Inc.*	4,196	180,596
B&G Foods, Inc.	12,105	410,480

See notes to financial statements.
6

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
Boulder Brands, Inc.(a)*	16,615	$263,514
Bridgford Foods Corp.*	101	996
Cal-Maine Foods, Inc.(a)	5,100	307,173
Calavo Growers, Inc.	5,041	152,541
Chiquita Brands International, Inc.*	9,325	109,102
Coffee Holding Co., Inc.(a)*	600	3,054
Darling International, Inc.*	37,935	792,083
Dean Foods Co.(a)*	24,914	428,272
Diamond Foods, Inc.*	3,800	98,192
Farmer Bros. Co.*	3,200	74,432
Fresh Del Monte Produce, Inc.	17,012	481,440
Griffin Land & Nurseries, Inc.	420	14,020
Hain Celestial Group, Inc. (The)*	1,258	114,201
Inventure Foods, Inc.*	1,023	13,565
J&J Snack Foods Corp.	4,900	434,091
John B. Sanfilippo & Son, Inc.	2,650	65,402
Lancaster Colony Corp.	7,094	625,336
Lifeway Foods, Inc.(a)	3,800	60,724
Omega Protein Corp.*	4,197	51,581
Pilgrim's Pride Corp.*	35,228	572,455
Post Holdings, Inc.(a)*	7,899	389,184
Rocky Mountain Chocolate Factory, Inc.	1,260	14,629
Sanderson Farms, Inc.	7,234	523,235
Scheid Vineyards, Inc., Class A*	20	500
Seneca Foods Corp., Class A*	1,249	39,831
Snyders-Lance, Inc.	16,577	476,091
Tootsie Roll Industries, Inc.(a)	7,081	230,416
TreeHouse Foods, Inc.*	8,456	582,787
		7,560,454
Gas Utilities — 0.6%
Chesapeake Utilities Corp.	2,043	122,621
Delta Natural Gas Co., Inc.	400	8,952
Gas Natural, Inc.	300	2,409
Laclede Group, Inc. (The)	4,500	204,930
New Jersey Resources Corp.	9,451	437,014
Northwest Natural Gas Co.(a)	6,553	280,600
RGC Resources, Inc.	400	7,632
South Jersey Industries, Inc.	6,400	358,144
Southwest Gas Corp.	9,900	553,509
		1,975,811
Health Care Equipment & Supplies — 3.1%
Abaxis, Inc.(a)*	2,731	109,295
Accuray, Inc.(a)*	17,223	150,012
Alere, Inc.*	14,029	507,850
Align Technology, Inc.*	12,168	695,401
Alphatec Holdings, Inc.(a)*	14,824	29,796
Analogic Corp.	3,773	334,137
Angiodynamics, Inc.*	6,163	105,942
Anika Therapeutics, Inc.*	4,100	156,456
Arthrocare Corp.*	6,568	264,296
Atrion Corp.	566	167,677
Baxano Surgical, Inc.(a)*	6,472	6,537
Biolase, Inc.(a)*	5,947	16,829
Bovie Medical Corp.*	4,900	10,388
Cantel Medical Corp.	9,795	332,148
Conmed Corp.	7,150	303,875
CryoLife, Inc.	6,300	69,867
Cutera, Inc.*	3,899	39,692
Cyberonics, Inc.*	5,800	379,958
Cynosure, Inc., Class A*	4,429	118,166
Digirad Corp.	2,100	7,770
Exactech, Inc.*	2,535	60,232
Globus Medical, Inc., Class A*	4,675	94,341
Greatbatch, Inc.*	7,181	317,687
Haemonetics Corp.(a)*	10,900	459,217
Hill-Rom Holdings, Inc.	11,376	470,284
ICU Medical, Inc.*	4,608	293,576
Integra LifeSciences Holdings Corp.*	5,758	274,714
Invacare Corp.	5,431	126,054
Iridex Corp.*	671	6,824
LeMaitre Vascular, Inc.	6,218	49,806
Masimo Corp.(a)*	10,706	312,936
Meridian Bioscience, Inc.(a)	8,932	236,966
Merit Medical Systems, Inc.*	15,874	249,857
Misonix, Inc.*	2,200	12,364
Natus Medical, Inc.*	7,502	168,795
Neogen Corp.(a)*	4,651	212,551
NuVasive, Inc.*	8,100	261,873
OraSure Technologies, Inc.*	5,024	31,601
Orthofix International NV*	100	2,282
PhotoMedex, Inc.(a)*	2,582	33,437
Quidel Corp.*	8,803	271,925
RTI Biologics, Inc.*	9,049	32,033
Solta Medical, Inc.(a)*	9,823	28,978
Span-America Medical Systems, Inc.	500	10,420
Spectranetics Corp.*	4,456	111,400
Staar Surgical Co.*	5,280	85,483
STERIS Corp.	13,388	643,293
SurModics, Inc.*	3,700	90,243
Symmetry Medical, Inc.*	2,018	20,341
Thoratec Corp.*	14,518	531,359
Tornier NV*	8,849	166,273
Uroplasty, Inc.*	2,952	8,059
Utah Medical Products, Inc.(a)	831	47,500
Vascular Solutions, Inc.*	6,500	150,475
Volcano Corp.(a)*	2,189	47,830
West Pharmaceutical Services, Inc.	21,087	1,034,528
Wright Medical Group, Inc.*	9,400	288,674
		11,050,303
Health Care Providers & Services — 3.8%
Acadia Healthcare Co., Inc.(a)*	1,431	67,729
Addus HomeCare Corp.*	1,435	32,216
Air Methods Corp.(a)*	9,444	550,869
Almost Family, Inc.*	1,325	42,837
Amedisys, Inc.(a)*	6,441	94,232
AMN Healthcare Services, Inc.*	13,782	202,595
Amsurg Corp.*	8,577	393,856
Bio-Reference Labs, Inc.(a)*	6,683	170,684
BioScrip, Inc.(a)*	18,019	133,341
BioTelemetry, Inc.*	5,352	42,495
Capital Senior Living Corp.*	9,398	225,458
Centene Corp.*	11,674	688,182
Chemed Corp.(a)	6,263	479,871
Chindex International, Inc.*	2,640	46,015
Corvel Corp.*	5,100	238,170
Cross Country Healthcare, Inc.*	6,900	68,862
Emeritus Corp.*	4,350	94,091
Ensign Group, Inc. (The)	5,064	224,183
ExamWorks Group, Inc.(a)*	8,731	260,795
Five Star Quality Care, Inc.*	6,584	36,146
Gentiva Health Services, Inc.*	6,000	74,460
Hanger, Inc.*	11,545	454,180
Health Management Associates, Inc., Class A*	50,175	657,292
Health Net, Inc.*	24,891	738,516
Healthsouth Corp.	28,764	958,416
Healthways, Inc.(a)*	11,208	172,043
IPC The Hospitalist Co., Inc.(a)*	4,065	241,420

See notes to financial statements.
7

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Kindred Healthcare, Inc.	10,811	$213,409
Landauer, Inc.	1,800	94,698
LCA-Vision, Inc.*	5,917	23,076
LHC Group, Inc.*	3,800	91,352
LifePoint Hospitals, Inc.*	12,078	638,202
Magellan Health Services, Inc.*	10,800	647,028
Medcath Corp.(b)*	3,122	4,277
Molina Healthcare, Inc.*	9,050	314,487
MWI Veterinary Supply, Inc.*	2,292	390,992
National Healthcare Corp.	3,000	161,730
National Research Corp., Class A*	4,425	83,279
National Research Corp., Class B(a)	737	25,581
Owens & Minor, Inc.(a)	20,672	755,768
PDI, Inc.*	3,600	17,316
PharMerica Corp.*	5,320	114,380
Providence Service Corp. (The)*	4,498	115,689
Psychemedics Corp.	400	5,876
RadNet, Inc.*	8,150	13,611
Select Medical Holdings Corp.	29,421	341,578
Skilled Healthcare Group, Inc., Class A*	4,555	21,910
Team Health Holdings, Inc.*	14,503	660,612
Triple-S Management Corp., Class B*	4,349	84,545
U.S. Physical Therapy, Inc.	2,650	93,439
Universal American Corp.	17,673	129,013
VCA Antech, Inc.*	29,029	910,349
WellCare Health Plans, Inc.*	6,369	448,505
		13,789,656
Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc.*	36,150	558,879
Arrhythmia Research Technology, Inc.*	200	718
Computer Programs & Systems, Inc.(a)	1,836	113,483
HealthStream, Inc.*	6,062	198,652
MedAssets, Inc.*	11,981	237,583
Medidata Solutions, Inc.*	8,604	521,144
Omnicell, Inc.*	6,963	177,766
Quality Systems, Inc.	11,913	250,888
Simulations Plus, Inc.	800	4,040
		2,063,153
Hotels, Restaurants & Leisure — 4.3%
AFC Enterprises, Inc.*	8,149	313,736
Ambassadors Group, Inc.	3,300	15,345
Bally Technologies, Inc.(a)*	12,599	988,392
Biglari Holdings, Inc.*	399	202,149
BJ's Restaurants, Inc.(a)*	9,642	299,480
Bob Evans Farms, Inc.	8,800	445,192
Boyd Gaming Corp.*	16,663	187,625
Bravo Brio Restaurant Group, Inc.*	3,343	54,391
Brinker International, Inc.(a)	15,110	700,197
Buffalo Wild Wings, Inc.(a)*	5,933	873,338
Caesars Acquisition Co., Class A*	1,999	24,108
Caesars Entertainment Corp.(a)*	1,999	43,058
Carrols Restaurant Group, Inc.(a)*	8,600	56,846
CEC Entertainment, Inc.	5,150	228,042
Cheesecake Factory, Inc. (The)(a)	16,891	815,329
Choice Hotels International, Inc.(a)	8,704	427,453
Churchill Downs, Inc.	3,820	342,463
Cracker Barrel Old Country Store, Inc.	6,708	738,350
DineEquity, Inc.	5,700	476,235
Dover Downs Gaming & Entertainment, Inc.*	3,400	5,032
Dover Motorsports, Inc.	4,000	10,040
Einstein Noah Restaurant Group, Inc.	4,084	59,218
Entertainment Gaming Asia, Inc.*	2,182	2,575
Famous Dave's Of America, Inc.*	2,145	39,253
Fiesta Restaurant Group, Inc.*	8,386	438,085
Frisch's Restaurants, Inc.	695	17,813
Full House Resorts, Inc.*	4,300	12,040
Gaming Partners International Corp.*	1,300	10,647
International Speedway Corp., Class A	7,848	278,526
Interval Leisure Group, Inc.	19,489	602,210
Isle of Capri Casinos, Inc.*	3,087	27,783
Jack in the Box, Inc.*	13,300	665,266
Kona Grill, Inc.*	1,540	28,521
Krispy Kreme Doughnuts, Inc.*	20,893	403,026
Life Time Fitness, Inc.(a)*	10,800	507,600
Luby's, Inc.*	7,260	56,047
Marcus Corp.	4,500	60,480
Marriott Vacations Worldwide Corp.*	5,078	267,915
Monarch Casino & Resort, Inc.*	4,370	87,750
MTR Gaming Group, Inc.*	6,300	32,508
Multimedia Games Holding Co., Inc.*	6,030	189,101
Nathan's Famous, Inc.*	1,385	69,818
Orient-Express Hotels Ltd., Class A*	13,264	200,419
Papa John's International, Inc.	12,676	575,490
Penn National Gaming, Inc.(a)*	14,233	203,959
Pinnacle Entertainment, Inc.*	1,300	33,787
Red Lion Hotels Corp.(a)*	4,500	27,225
Red Robin Gourmet Burgers, Inc.*	4,100	301,514
Rick's Cabaret International, Inc.*	2,209	25,580
Ruby Tuesday, Inc.*	8,948	62,010
Ruth's Hospitality Group, Inc.	12,162	172,822
Scientific Games Corp., Class A*	17,087	289,283
Sonic Corp.*	11,275	227,642
Speedway Motorsports, Inc.	10,200	202,470
Texas Roadhouse, Inc.	21,900	608,820
Town Sports International Holdings, Inc.	8,000	118,080
Vail Resorts, Inc.(a)	11,911	896,065
Wendy's Co. (The)(a)	53,811	469,232
		15,517,381
Household Durables — 1.1%
Bassett Furniture Industries, Inc.	2,600	39,728
Beazer Homes USA, Inc.*	1,643	40,122
Blyth, Inc.(a)	4,000	43,520
California Coastal Communities, Inc.(b)*	1,800	—
Cavco Industries, Inc.(a)*	1,100	75,570
CSS Industries, Inc.	2,100	60,228
Dixie Group, Inc. (The)*	2,300	30,360
Emerson Radio Corp.*	1,300	2,470
Ethan Allen Interiors, Inc.(a)	4,263	129,680
Flexsteel Industries, Inc.	1,013	31,130
Helen of Troy Ltd.*	7,567	374,642
Hooker Furniture Corp.	2,500	41,700
iRobot Corp.(a)*	5,127	178,266
KB Home(a)	22,962	419,745
La-Z-Boy, Inc.	10,215	316,665
Libbey, Inc.*	4,508	94,668
Lifetime Brands, Inc.	3,200	50,336
M.D.C. Holdings, Inc.(a)*	5,003	161,297
M/I Homes, Inc.*	4,541	115,568
Meritage Homes Corp.*	11,328	543,631
NACCO Industries, Inc., Class A	1,000	62,190
Orleans Homebuilders, Inc.(a) (b)*	4,953	—
Ryland Group, Inc. (The)(a)	9,051	392,904
Skullcandy, Inc.(a)*	1,789	12,899
Stanley Furniture Co., Inc.*	927	3,560
Tempur-Pedic International, Inc.(a)*	11,167	602,571
Universal Electronics, Inc.*	2,200	83,842
		3,907,292

See notes to financial statements.
8

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Products — 0.3%
Central Garden and Pet Co.*	5,300	$36,411
Central Garden and Pet Co., Class A*	6,700	45,225
Orchids Paper Products Co.(a)	1,716	56,353
Spectrum Brands Holdings, Inc.	5,736	404,675
WD-40 Co.	5,000	373,400
		916,064
Independent Power Producers & Energy Traders — 0.1%
Dynegy, Inc.(a)*	10,970	236,075
Genie Energy Ltd.*	4,900	50,029
Ormat Technologies, Inc.	6,513	177,219
Synthesis Energy Systems, Inc.(a)*	5,474	3,284
		466,607
Industrial Conglomerates — 0.1%
Raven Industries, Inc.	8,900	366,146
Insurance — 4.7%
Ambac Financial Group, Inc.*	6,522	160,180
American Equity Investment Life Holding Co.(a)	21,414	564,901
American National Insurance Co.	63	7,216
Amerisafe, Inc.	3,900	164,736
Amtrust Financial Services, Inc.(a)	17,614	575,802
Argo Group International Holdings Ltd.	7,654	355,834
Aspen Insurance Holdings Ltd.	20,865	861,933
Baldwin & Lyons, Inc., Class B	1,818	49,668
Citizens, Inc., Class A(a)*	11,958	104,632
CNO Financial Group, Inc.	60,833	1,076,136
Crawford & Co., Class A	10,528	80,960
Crawford & Co., Class B	3,991	36,877
Donegal Group, Inc., Class A	4,648	73,903
Eastern Insurance Holdings, Inc.	1,700	41,633
eHealth, Inc.*	4,059	188,703
EMC Insurance Group, Inc.	3,800	116,356
Employers Holdings, Inc.	10,215	323,305
Endurance Specialty Holdings Ltd.	12,058	707,443
Enstar Group Ltd.(a)*	2,624	364,500
FBL Financial Group, Inc., Class A	6,600	295,614
First Acceptance Corp.*	15,539	35,274
First American Financial Corp.	21,454	605,003
Global Indemnity PLC*	3,524	89,157
Greenlight Capital Re Ltd., Class A*	7,083	238,768
Hallmark Financial Services*	5,700	50,644
Hanover Insurance Group, Inc. (The)	8,176	488,189
HCI Group, Inc.(a)	3,748	200,518
Hilltop Holdings, Inc.*	24,497	566,616
Horace Mann Educators Corp.	13,078	412,480
Independence Holding Co.	3,520	47,485
Infinity Property & Casualty Corp.	4,300	308,525
Investors Title Co.	292	23,646
Kemper Corp.	15,416	630,206
Maiden Holdings Ltd.	16,973	185,515
MBIA, Inc.(a)*	64,963	775,658
Meadowbrook Insurance Group, Inc.(a)	13,262	92,304
Mercury General Corp.	10,703	532,046
Montpelier Re Holdings Ltd.	15,417	448,635
National Interstate Corp.	4,200	96,600
Navigators Group, Inc. (The)*	3,600	227,376
OneBeacon Insurance Group Ltd., Class A	6,225	98,479
Phoenix Companies, Inc. (The)(a)*	304	18,666
Platinum Underwriters Holdings Ltd.	8,630	528,846
Primerica, Inc.	14,703	630,906
Protective Life Corp.	5,323	269,663
RLI Corp.(a)	6,700	652,446
Safety Insurance Group, Inc.	4,060	228,578
Selective Insurance Group, Inc.	10,701	289,569
StanCorp Financial Group, Inc.(a)	9,767	647,064
State Auto Financial Corp.	9,900	210,276
Stewart Information Services Corp.	4,141	133,630
Symetra Financial Corp.	25,025	474,474
Tower Group International Ltd.(a)	11,737	39,671
Unico American Corp.*	1,700	22,525
United Fire Group, Inc.	6,100	174,826
Universal Insurance Holdings, Inc.	13,562	196,378
		16,820,974
Internet & Catalog Retail — 0.6%
1-800-Flowers.com, Inc., Class A*	9,768	52,845
Blue Nile, Inc.*	2,042	96,158
FTD Cos., Inc.(a)*	4,611	150,226
Gaiam, Inc., Class A*	2,400	15,888
Hollywood Media Corp.*	10,017	13,974
HomeAway, Inc.(a)*	2,165	88,505
HSN, Inc.	8,451	526,497
NutriSystem, Inc.	5,468	89,894
Orbitz Worldwide, Inc.*	20,694	148,583
Overstock.com, Inc.*	4,154	127,902
PetMed Express, Inc.(a)	7,500	124,725
Shutterfly, Inc.(a)*	11,913	606,729
US Auto Parts Network, Inc.(a)*	6,100	15,128
Valuevision Media, Inc., Class A(a)*	11,608	81,140
Vitacost.com, Inc.(a)*	1,333	7,718
		2,145,912
Internet Software & Services — 2.0%
AOL, Inc.*	1,332	62,098
Bankrate, Inc.(a)*	19,128	343,156
Bazaarvoice, Inc.(a)*	2,321	18,382
Blucora, Inc.*	9,571	279,090
comScore, Inc.*	2,169	62,055
Constant Contact, Inc.*	5,306	164,857
CoStar Group, Inc.*	3,304	609,852
Dealertrack Technologies, Inc.*	8,008	385,025
Demand Media, Inc.(a)*	4,016	23,172
Dice Holdings, Inc.*	15,500	112,375
Digital River, Inc.*	6,286	116,291
Earthlink, Inc.	14,811	75,092
Envestnet, Inc.*	4,901	197,510
Internap Network Services Corp.*	17,688	133,014
IntraLinks Holdings, Inc.*	10,316	124,927
Ipass, Inc.*	14,400	22,608
j2 Global, Inc.(a)	15,658	783,057
Limelight Networks, Inc.*	17,037	33,733
LogMeIn, Inc.*	1,437	48,211
Move, Inc.*	9,601	153,520
NIC, Inc.	14,666	364,743
OpenTable, Inc.(a)*	3,901	309,622
Pandora Media, Inc.(a)*	23,846	634,304
Perficient, Inc.*	5,852	137,054
QuinStreet, Inc.*	9,301	80,826
RealNetworks, Inc.*	7,600	57,380
Reis, Inc.*	2,638	50,729
Responsys, Inc.*	2,402	65,839
Spark Networks, Inc.(a)*	1,901	11,710
Stamps.com, Inc.*	4,826	203,175
support.com, Inc.*	10,450	39,605
Travelzoo, Inc.*	509	10,852
United Online, Inc.(a)	3,293	45,312
Valueclick, Inc.(a)*	15,615	364,923
VistaPrint NV(a)*	6,915	393,118
Vocus, Inc.(a)*	2,396	27,290
Web.com Group, Inc.*	8,169	259,693

See notes to financial statements.
9

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Internet Software & Services (Continued)
WebMD Health Corp.(a)*	10,275	$405,862
XO Group, Inc.*	6,500	96,590
Zix Corp.*	13,353	60,890
		7,367,542
IT Services — 3.0%
Acxiom Corp.*	24,835	918,398
Booz Allen Hamilton Holding Corp.(a)	18,386	352,092
CACI International, Inc., Class A(a)*	6,200	453,964
Cardtronics, Inc.*	14,190	616,555
Cass Information Systems, Inc.(a)	1,793	120,759
Ciber, Inc.*	17,360	71,870
Computer Task Group, Inc.	4,027	76,110
Convergys Corp.(a)	27,118	570,834
CoreLogic, Inc.*	17,424	619,075
CSG Systems International, Inc.	9,625	282,975
Dynamics Research Corp.*	200	2,296
Edgewater Technology, Inc.*	2,300	16,077
EPAM Systems, Inc.*	8,415	294,020
Euronet Worldwide, Inc.*	11,518	551,136
ExlService Holdings, Inc.*	9,700	267,914
Forrester Research, Inc.	8,761	335,196
Global Cash Access Holdings, Inc.*	13,704	136,903
Hackett Group, Inc. (The)	8,900	55,269
Heartland Payment Systems, Inc.	8,697	433,458
Higher One Holdings, Inc.*	2,831	27,631
iGate Corp.*	12,683	509,349
Innodata, Inc.*	5,684	13,926
Lender Processing Services, Inc.	14,786	552,701
Lionbridge Technologies, Inc.*	11,932	71,115
Mantech International Corp., Class A(a)	4,780	143,065
Mattersight Corp.(a)*	2,167	10,380
MAXIMUS, Inc.	13,084	575,565
ModusLink Global Solutions, Inc.*	3,550	20,342
MoneyGram International, Inc.*	1,663	34,557
PRGX Global, Inc.*	3,839	25,798
Sapient Corp.*	28,594	496,392
ServiceSource International, Inc.*	5,713	47,875
SYKES Enterprises, Inc.*	10,300	224,643
Syntel, Inc.*	4,031	366,619
TeleTech Holdings, Inc.*	17,188	411,481
Unisys Corp.*	8,698	291,992
VeriFone Systems, Inc.*	17,443	467,821
Virtusa Corp.*	8,976	341,896
		10,808,049
Leisure Equipment & Products — 0.3%
Arctic Cat, Inc.	3,625	206,552
Black Diamond, Inc.(a)*	1,900	25,327
Callaway Golf Co.(a)	15,736	132,654
Escalade, Inc.	1,950	22,952
Jakks Pacific, Inc.(a)	5,129	34,518
Johnson Outdoors, Inc., Class A	1,000	26,950
Leapfrog Enterprises, Inc.(a)*	11,756	93,343
Marine Products Corp.	10,020	100,701
Nautilus, Inc.(a)*	6,079	51,246
Smith & Wesson Holding Corp.(a)*	902	12,168
Sturm Ruger & Co., Inc.(a)	6,113	446,799
		1,153,210
Life Sciences Tools & Services — 0.6%
Affymetrix, Inc.(a)*	16,647	142,665
Albany Molecular Research, Inc.(a)*	8,825	88,956
Cambrex Corp.*	5,792	103,271
Charles River Laboratories International, Inc.*	15,456	819,786
Enzo Biochem, Inc.*	3,616	10,559
Furiex Pharmaceuticals, Inc.*	1,484	62,343
Harvard Bioscience, Inc.*	10,123	47,578
Luminex Corp.*	6,242	121,095
Pacific Biosciences of California, Inc.*	4,968	25,983
Parexel International Corp.*	13,426	606,587
pSivida Corp.(a)*	1,891	7,507
Special Diversified Opportunities, Inc.*	7,150	8,294
		2,044,624
Machinery — 4.1%
Accuride Corp.(a)*	2,038	7,602
Actuant Corp., Class A	24,582	900,684
Adept Technology, Inc.*	1,000	16,890
Alamo Group, Inc.	2,600	157,794
Albany International Corp., Class A	7,900	283,847
Altra Industrial Motion Corp.	9,567	327,383
American Railcar Industries, Inc.	5,900	269,925
Ampco-Pittsburgh Corp.	2,200	42,790
Astec Industries, Inc.	4,561	176,191
Barnes Group, Inc.	17,854	683,987
Blount International, Inc.*	9,488	137,291
Briggs & Stratton Corp.(a)	6,671	145,161
Chart Industries, Inc.*	5,634	538,836
CIRCOR International, Inc.	4,348	351,231
Columbus McKinnon Corp.*	4,066	110,351
Commercial Vehicle Group, Inc.(a)*	5,920	43,038
Douglas Dynamics, Inc.(a)	1,886	31,722
Dynamic Materials Corp.	2,800	60,872
Eastern Co. (The)	500	7,960
Energy Recovery, Inc.(a)*	8,973	49,890
EnPro Industries, Inc.*	6,787	391,271
ESCO Technologies, Inc.	5,122	175,480
Federal Signal Corp.*	14,869	217,831
Flow International Corp.*	8,979	36,275
FreightCar America, Inc.(a)	2,400	63,888
Gorman-Rupp Co. (The)	5,455	182,361
Graham Corp.	1,900	68,951
Greenbrier Cos., Inc.(a)*	5,390	177,008
Hardinge, Inc.	1,500	21,705
Harsco Corp.	14,341	401,978
Hurco Cos., Inc.	1,000	25,010
Hyster-Yale Materials Handling, Inc.	2,000	186,320
ITT Corp.	13,848	601,280
John Bean Technologies Corp.	8,769	257,195
Kadant, Inc.	3,400	137,768
Key Technology, Inc.*	1,100	15,763
LB Foster Co., Class A	1,776	83,987
Lindsay Corp.(a)	2,399	198,517
Lydall, Inc.*	3,767	66,375
Manitex International, Inc.*	1,300	20,644
Manitowoc Co., Inc. (The)(a)	41,949	978,251
Meritor, Inc.*	13,983	145,843
Mfri, Inc.*	1,900	27,265
Middleby Corp.*	3,193	766,224
Miller Industries, Inc.	2,958	55,108
Mueller Industries, Inc.	8,775	552,913
Mueller Water Products, Inc., Class A	31,491	295,071
Navistar International Corp.(a)*	7,382	281,919
NN, Inc.	4,300	86,817
Omega Flex, Inc.	488	9,984
PMFG, Inc.(a)*	2,118	19,168
Proto Labs, Inc.(a)*	4,327	307,996
RBC Bearings, Inc.*	4,700	332,525

See notes to financial statements.
10

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Rexnord Corp.(a)*	1,937	$52,318
Standex International Corp.	4,000	251,520
Sun Hydraulics Corp.	6,200	253,146
Supreme Industries, Inc., Class A*	1,256	7,322
Tecumseh Products Co., Class A*	2,346	21,231
Tennant Co.	4,939	334,914
Titan International, Inc.	5,974	107,412
Toro Co. (The)	9,460	601,656
Trimas Corp.*	12,810	510,991
Twin Disc, Inc.(a)	2,200	56,958
Wabash National Corp.*	20,517	253,385
Watts Water Technologies, Inc., Class A	8,314	514,387
Woodward, Inc.	4,260	194,299
Xerium Technologies, Inc.*	813	13,406
		14,705,081
Marine — 0.1%
Baltic Trading Ltd.	2,723	17,536
Genco Shipping & Trading Ltd.(a)*	4,738	11,845
International Shipholding Corp.	710	20,945
Matson, Inc.	9,800	255,878
		306,204
Media — 2.1%
AH Belo Corp., Class A	2,371	17,711
Ballantyne Strong, Inc.(a)*	3,464	16,038
Beasley Broadcasting Group, Inc., Class A	1,657	14,466
Carmike Cinemas, Inc.*	5,020	139,757
Crown Media Holdings, Inc., Class A*	8,950	31,593
CTC Media, Inc.	34,363	477,474
Cumulus Media, Inc., Class A*	26,600	205,618
Digital Generation, Inc.(a)*	4,823	61,493
DreamWorks Animation SKG, Inc., Class A(a)*	16,120	572,260
Entercom Communications Corp., Class A(a)*	2,000	21,020
Entravision Communications Corp., Class A	18,845	114,766
EW Scripps Co. (The), Class A*	14,761	320,609
Gray Television, Inc.*	11,286	167,936
Harris Interactive, Inc.*	14,810	29,620
Harte-Hanks, Inc.	17,183	134,371
Here Media, Inc.*	499	—
Here Media, Inc., Special Shares*	499	—
John Wiley & Sons, Inc., Class A(a)	5,183	286,102
Journal Communications, Inc., Class A*	15,194	141,456
LIN Media LLC, Class A*	6,092	174,901
Lions Gate Entertainment Corp.(a)	9,004	285,067
Live Nation Entertainment, Inc.*	44,152	872,443
Loral Space & Communications, Inc.*	3,348	271,121
Martha Stewart Living Omnimedia, Class A*	4,621	19,408
McClatchy Co. (The), Class A(a)*	13,196	44,866
Meredith Corp.	8,300	429,940
National CineMedia, Inc.	11,450	228,542
New York Times Co. (The), Class A(a)	31,449	499,096
Nexstar Broadcasting Group, Inc., Class A	9,744	543,033
Radio One, Inc.*	6,700	25,393
Regal Entertainment Group, Class A(a)	24,918	484,655
Rentrak Corp.*	1,900	71,991
Saga Communications, Inc., Class A	1,116	56,135
Salem Communications Corp., Class A	1,041	9,057
Scholastic Corp.(a)	6,200	210,862
Sinclair Broadcast Group, Inc., Class A(a)	10,800	385,884
Valassis Communications, Inc.(a)	2,400	82,200
World Wrestling Entertainment, Inc., Class A(a)	6,284	104,189
		7,551,073
Metals & Mining — 1.3%
A.M. Castle & Co.(a)*	2,487	36,733
AMCOL International Corp.(a)	7,925	269,291
Century Aluminum Co.*	17,757	185,738
Commercial Metals Co.	26,735	543,523
Compass Minerals International, Inc.(a)	5,065	405,453
Contango ORE, Inc.(a)*	350	3,311
Friedman Industries, Inc.	700	5,950
General Moly, Inc.(a)*	18,758	25,136
Globe Specialty Metals, Inc.	15,927	286,845
Haynes International, Inc.	2,200	121,528
Hecla Mining Co.(a)	41,321	127,269
Horsehead Holding Corp.(a)*	7,349	119,127
Kaiser Aluminum Corp.	4,533	318,398
Materion Corp.	5,300	163,505
McEwen Mining, Inc.(a)*	38,236	74,943
Mines Management, Inc.(a)*	8,088	4,853
Olympic Steel, Inc.(a)	1,900	55,062
Revett Minerals, Inc.(a)*	2,266	1,631
RTI International Metals, Inc.*	5,500	188,155
Schnitzer Steel Industries, Inc., Class A(a)	4,868	159,038
Stillwater Mining Co.*	8,613	106,284
SunCoke Energy, Inc.*	13,905	317,173
Universal Stainless & Alloy*	1,400	50,484
US Silica Holdings, Inc.	300	10,233
Worthington Industries, Inc.	22,300	938,384
		4,518,047
Multi-Utilities — 0.3%
Avista Corp.	11,500	324,185
Black Hills Corp.	7,400	388,574
NorthWestern Corp.(a)	7,900	342,228
		1,054,987
Multiline Retail — 0.2%
ALCO Stores, Inc.*	200	1,860
Big Lots, Inc.*	10,080	325,483
Bon-Ton Stores, Inc. (The)(a)	2,700	43,956
Fred's, Inc., Class A	6,887	127,547
Gordmans Stores, Inc.	2,170	16,644
Tuesday Morning Corp.(a)*	9,803	156,456
		671,946
Office Electronics — 0.2%
Zebra Technologies Corp., Class A*	12,122	655,558
Oil, Gas & Consumable Fuels — 3.0%
Abraxas Petroleum Corp.*	14,400	47,232
Adams Resources & Energy, Inc.	900	61,650
Alon USA Energy, Inc.	11,141	184,272
Alpha Natural Resources, Inc.(a)*	42,977	306,856
Approach Resources, Inc.(a)*	5,197	100,250
Barnwell Industries, Inc.*	2,159	6,499
Bill Barrett Corp.(a)*	7,435	199,109
Black Ridge Oil and Gas, Inc.*	2,059	1,400
Bonanza Creek Energy, Inc.*	11,086	481,908
BPZ Resources, Inc.(a)*	28,065	51,078
Callon Petroleum Co.*	6,754	44,104
Carrizo Oil & Gas, Inc.(a)*	9,400	420,838
Cheniere Energy, Inc.*	2,000	86,240
Clayton Williams Energy, Inc.*	2,100	172,095
Clean Energy Fuels Corp.(a)*	13,545	174,460
Comstock Resources, Inc.(a)	9,680	177,047
Contango Oil & Gas Co.*	3,897	184,172
Crosstex Energy, Inc.(a)	11,760	425,242

See notes to financial statements.
11

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Delek US Holdings, Inc.	18,778	$646,151
DHT Holdings, Inc.	697	4,767
Double Eagle Petroleum Co.*	1,550	3,612
Emerald Oil, Inc.(a)*	8,083	61,916
Energy XXI Bermuda Ltd.(a)	10,353	280,152
EPL Oil & Gas, Inc.*	12,373	352,630
Evolution Petroleum Corp.	1,923	23,730
FieldPoint Petroleum Corp.(a)*	1,200	4,932
Forest Oil Corp.*	7,860	28,375
FX Energy, Inc.(a)*	1,281	4,688
Gastar Exploration Ltd.(a)*	10,883	75,310
Gevo, Inc.(a)*	1,075	1,537
Goodrich Petroleum Corp.(a)*	6,030	102,631
Green Plains Renewable Energy, Inc.(a)	8,635	167,433
Gulf Coast Ultra Deep Royalty Trust*	15,630	32,510
Harvest Natural Resources, Inc.(a)*	7,400	33,448
HKN, Inc.(a)*	104	8,086
Houston American Energy Corp.*	6,452	1,614
James River Coal Co.(a)*	6,793	9,171
LinnCo LLC(a)	2,400	73,944
Matador Resources Co.*	13,154	245,191
Northern Oil and Gas, Inc.(a)*	12,351	186,130
Overseas Shipholding Group, Inc.*	2,209	16,899
Panhandle Oil and Gas, Inc., Class A	1,289	43,065
PDC Energy, Inc.*	9,518	506,548
Penn Virginia Corp.*	12,626	119,063
Petroquest Energy, Inc.*	11,749	50,756
Renewable Energy Group, Inc.*	4,887	56,005
Rentech, Inc.(a)*	42,748	74,809
Rex American Resources Corp.*	1,575	70,418
Rex Energy Corp.*	18,143	357,599
Scorpio Tankers, Inc.	34,804	410,339
SemGroup Corp., Class A	11,786	768,801
Stone Energy Corp.*	10,043	347,387
Swift Energy Co.(a)*	3,200	43,200
Synergy Resources Corp.*	19,940	184,644
Targa Resources Corp.	2,467	217,515
Teekay Corp.(a)	7,341	352,441
Triangle Petroleum Corp.(a)*	16,607	138,170
Vaalco Energy, Inc.*	12,400	85,436
W&T Offshore, Inc.(a)	14,205	227,280
Warren Resources, Inc.*	8,943	28,081
Western Refining, Inc.(a)	26,043	1,104,484
		10,675,350
Paper & Forest Products — 0.8%
Clearwater Paper Corp.*	6,154	323,085
Deltic Timber Corp.	2,800	190,232
KapStone Paper and Packaging Corp.*	13,443	750,926
Louisiana-Pacific Corp.*	9,284	171,847
Mercer International, Inc.*	9,357	93,289
Neenah Paper, Inc.	3,300	141,141
P. H. Glatfelter Co.	13,999	386,933
Resolute Forest Products, Inc.*	3,167	50,735
Schweitzer-Mauduit International, Inc.	10,692	550,317
Wausau Paper Corp.(a)	9,409	119,306
		2,777,811
Personal Products — 0.4%
CCA Industries, Inc.	556	1,640
Elizabeth Arden, Inc.*	10,100	358,045
Inter Parfums, Inc.	10,446	374,071
Medifast, Inc.(a)*	3,300	86,229
Natural Alternatives International, Inc.*	1,000	5,580
Natures Sunshine Products, Inc.	2,700	46,764
Nutraceutical International Corp.*	2,300	61,594
Revlon, Inc., Class A*	13,381	333,990
United-Guardian, Inc.	600	16,872
USANA Health Sciences, Inc.(a)*	3,400	256,972
		1,541,757
Pharmaceuticals — 1.3%
Akorn, Inc.(a)*	18,498	455,606
Auxilium Pharmaceuticals, Inc.(a)*	9,859	204,476
Corcept Therapeutics, Inc.(a)*	4,500	14,490
Cumberland Pharmaceuticals, Inc.(a)*	5,912	30,210
Depomed, Inc.(a)*	498	5,269
Hi-Tech Pharmacal Co., Inc.*	2,678	116,199
Impax Laboratories, Inc.*	13,245	332,979
Lannett Co., Inc.*	6,883	227,827
Medicines Co. (The)*	20,564	794,182
Pain Therapeutics, Inc.*	5,500	26,730
Pozen, Inc.(a)*	10,087	81,100
Prestige Brands Holdings, Inc.*	15,321	548,492
Questcor Pharmaceuticals, Inc.(a)	8,103	441,208
Sagent Pharmaceuticals, Inc.*	1,564	39,694
Sciclone Pharmaceuticals, Inc.*	18,255	92,005
Sucampo Pharmaceuticals, Inc., Class A*	3,198	30,061
Transcept Pharmaceuticals, Inc.(a)*	2,528	8,494
Viropharma, Inc.*	25,800	1,286,130
		4,735,152
Professional Services — 1.5%
Acacia Research Corp.(a)	7,978	116,000
Advisory Board Co. (The)*	8,569	545,588
Barrett Business Services, Inc.	2,100	194,754
CBIZ, Inc.(a)*	15,700	143,184
CDI Corp.	4,800	88,944
Corporate Executive Board Co. (The)	8,067	624,628
CRA International, Inc.*	2,200	43,560
Dolan Media Co. (The)*	6,400	4,480
Exponent, Inc.	2,610	202,118
Franklin Covey Co.*	5,596	111,249
FTI Consulting, Inc.*	7,176	295,221
GP Strategies Corp.*	3,999	119,130
Heidrick & Struggles International, Inc.	3,700	74,518
Hill International, Inc.*	9,200	36,340
Hudson Global, Inc.*	2,471	9,933
Huron Consulting Group, Inc.*	4,125	258,720
ICF International, Inc.*	4,955	171,988
Insperity, Inc.	5,700	205,941
Kelly Services, Inc., Class A	6,320	157,621
Kforce, Inc.	10,079	206,216
Korn/Ferry International*	9,002	235,132
Mastech Holdings, Inc.	1,061	14,843
Mistras Group, Inc.*	5,383	112,397
Navigant Consulting, Inc.*	10,515	201,888
Odyssey Marine Exploration, Inc.(a)*	6,750	13,635
On Assignment, Inc.*	16,087	561,758
Pendrell Corp.*	28,803	57,894
RCM Technologies, Inc.*	2,995	20,905
Resources Connection, Inc.	10,115	144,948
RPX Corp.*	13,370	225,953
SmartPros Ltd.(a)	1,000	2,440
TrueBlue, Inc.*	8,561	220,703
Volt Information Sciences, Inc.(a)*	3,624	36,240
VSE Corp.	850	40,809
		5,499,678
Real Estate Investment Trusts (REITs) — 0.1%
Geo Group, Inc. (The)	9,887	318,559

See notes to financial statements.
12

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
Parkway Properties, Inc.	5,302	$102,273
		420,832
Real Estate Management & Development — 0.9%
Alexander & Baldwin, Inc.	11,101	463,245
Altisource Asset Management Corp.*	596	554,280
Altisource Portfolio Solutions SA*	6,567	1,041,723
AV Homes, Inc.(a)*	2,349	42,681
Consolidated-Tomoka Land Co.(a)	995	36,109
Forestar Group, Inc.(a)*	10,357	220,293
Kennedy-Wilson Holdings, Inc.	16,397	364,833
St. Joe Co. (The)(a)*	2,522	48,397
Tejon Ranch Co.*	8,031	295,220
		3,066,781
Road & Rail — 1.5%
AMERCO*	3,499	832,202
Arkansas Best Corp.	6,929	233,369
Avis Budget Group, Inc.*	9,567	386,698
Celadon Group, Inc.	5,010	97,595
Con-way, Inc.	13,129	521,353
Covenant Transportation Group, Inc., Class A*	1,500	12,315
Heartland Express, Inc.(a)	19,595	384,454
Knight Transportation, Inc.(a)	16,200	297,108
Landstar System, Inc.(a)	7,634	438,573
Marten Transport Ltd.	6,921	139,735
P.A.M. Transportation Services, Inc.*	3,196	66,221
Quality Distribution, Inc.*	6,100	78,263
Roadrunner Transportation Systems, Inc.*	7,684	207,084
Saia, Inc.*	8,300	266,015
Swift Transportation Co.(a)*	27,034	600,425
Universal Truckload Services, Inc.	3,300	100,683
USA Truck, Inc.(a)*	1,900	25,422
Werner Enterprises, Inc.(a)	23,649	584,840
YRC Worldwide, Inc.(a)*	685	11,898
		5,284,253
Semiconductors & Semiconductor Equipment — 3.5%
Advanced Energy Industries, Inc.*	9,980	228,143
Alpha & Omega Semiconductor Ltd.*	1,092	8,419
Amkor Technology, Inc.(a)*	31,457	192,831
Amtech Systems, Inc.*	2,200	15,312
Anadigics, Inc.(a)*	14,200	26,128
Applied Micro Circuits Corp.(a)*	14,675	196,351
ATMI, Inc.*	8,600	259,806
Axcelis Technologies, Inc.*	20,139	49,139
AXT, Inc.*	12,200	31,842
Brooks Automation, Inc.	11,699	122,722
Cabot Microelectronics Corp.*	4,198	191,849
Cascade Microtech, Inc.*	3,500	32,620
Ceva, Inc.*	4,258	64,807
Cirrus Logic, Inc.(a)*	12,398	253,291
Cohu, Inc.	3,473	36,466
Cyberoptics Corp.*	1,700	10,812
Diodes, Inc.*	10,937	257,676
DSP Group, Inc.*	2,800	27,188
Entegris, Inc.*	33,123	384,227
Entropic Communications, Inc.*	9,944	46,836
Exar Corp.*	11,669	137,577
Fairchild Semiconductor International, Inc.*	3,222	43,014
FormFactor, Inc.*	10,062	60,573
GigOptix, Inc.*	1,578	2,414
GSI Technology, Inc.*	6,498	43,147
GT Advanced Technologies, Inc.(a)*	17,362	151,397
Hittite Microwave Corp.*	5,633	347,725
Inphi Corp.*	3,832	49,433
Integrated Device Technology, Inc.*	30,269	308,441
Integrated Silicon Solution, Inc.*	5,884	71,138
International Rectifier Corp.*	12,723	331,689
Intersil Corp., Class A	24,773	284,146
IXYS Corp.	7,000	90,790
Kopin Corp.*	16,230	68,491
Kulicke & Soffa Industries, Inc.*	14,467	192,411
Lattice Semiconductor Corp.*	21,818	120,217
LTX-Credence Corp.*	10,191	81,426
Magnachip Semiconductor Corp.*	12,190	237,705
MaxLinear, Inc., Class A*	1,904	19,859
Micrel, Inc.	7,400	73,038
Microsemi Corp.*	26,722	666,714
MKS Instruments, Inc.	15,403	461,166
Monolithic Power Systems, Inc.*	9,630	333,776
MoSys, Inc.(a)*	4,488	24,774
Nanometrics, Inc.*	4,751	90,507
Omnivision Technologies, Inc.*	11,616	199,795
PDF Solutions, Inc.*	8,956	229,453
Pericom Semiconductor Corp.*	5,500	48,730
Photronics, Inc.*	12,017	108,514
Pixelworks, Inc.(a)*	1,533	7,389
PLX Technology, Inc.*	3,753	24,695
PMC - Sierra, Inc.*	52,957	340,513
Power Integrations, Inc.	9,435	526,662
Rambus, Inc.(a)*	23,437	221,948
RF Micro Devices, Inc.*	77,719	401,030
Rubicon Technology, Inc.(a)*	1,600	15,920
Rudolph Technologies, Inc.*	7,386	86,712
Semtech Corp.*	21,710	548,829
Sigma Designs, Inc.*	4,529	21,377
Silicon Image, Inc.*	14,957	91,986
Silicon Laboratories, Inc.*	7,169	310,489
Spansion, Inc., Class A*	8,430	117,093
SunEdison, Inc.(a)*	44,604	582,082
SunPower Corp.(a)*	17,330	516,607
Supertex, Inc.*	1,824	45,691
Synaptics, Inc.(a)*	12,601	652,858
Tessera Technologies, Inc.	8,866	174,749
TriQuint Semiconductor, Inc.*	31,351	261,467
Ultra Clean Holdings*	4,750	47,642
Ultratech, Inc.*	6,800	197,200
Veeco Instruments, Inc.*	6,900	227,079
		12,734,543
Software — 3.2%
Accelrys, Inc.*	13,277	126,663
ACI Worldwide, Inc.*	8,710	566,150
Actuate Corp.*	14,300	110,253
Advent Software, Inc.(a)	14,558	509,384
American Software, Inc., Class A	5,100	50,337
AsiaInfo-Linkage, Inc.*	4,273	51,105
AVG Technologies NV*	12,954	222,938
Blackbaud, Inc.	8,628	324,844
Bottomline Technologies, Inc.(a)*	7,935	286,930
Bsquare Corp.*	2,300	8,234
Cinedigm Corp.*	24,187	48,858
Compuware Corp.	52,903	593,043
Comverse, Inc.*	1,400	54,320
Digimarc Corp.	1,256	24,191
Ebix, Inc.(a)	2,155	31,722
Ellie Mae, Inc.(a)*	4,209	113,096
EPIQ Systems, Inc.	8,450	136,974
ePlus, Inc.*	1,200	68,208

See notes to financial statements.
13

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
Fair Isaac Corp.	11,323	$711,537
Gerber Scientific(a) (c)*	5,000	—
GSE Systems, Inc.(a)*	2,896	4,634
Guidance Software, Inc.*	1,433	14,473
Guidewire Software, Inc.*	6,656	326,610
Interactive Intelligence Group*	3,800	255,968
Manhattan Associates, Inc.*	6,062	712,164
Mentor Graphics Corp.	33,936	816,839
Monotype Imaging Holdings, Inc.	8,920	284,191
NetScout Systems, Inc.*	10,385	307,292
Pegasystems, Inc.	7,299	358,965
Progress Software Corp.*	16,894	436,372
PROS Holdings, Inc.*	701	27,970
QAD, Inc., Class A	4,909	86,693
QAD, Inc., Class B	1,219	19,528
RealPage, Inc.*	15,021	351,191
Rosetta Stone, Inc.*	1,505	18,391
Rovi Corp.*	33,075	651,247
Seachange International, Inc.*	7,100	86,336
SS&C Technologies Holdings, Inc.*	8,446	373,820
Synchronoss Technologies, Inc.*	11,475	356,528
Take-Two Interactive Software, Inc.*	17,140	297,722
Tangoe, Inc.(a)*	1,255	22,603
TeleCommunication Systems, Inc., Class A*	10,596	24,583
TeleNav, Inc.*	8,331	54,901
Tyler Technologies, Inc.*	8,702	888,735
Ultimate Software Group, Inc.*	977	149,696
Verint Systems, Inc.*	10,695	459,243
Zynga, Inc., Class A(a)*	3,301	12,544
		11,438,026
Specialty Retail — 4.6%
Aaron's, Inc.	18,376	540,254
Aeropostale, Inc.(a)*	6,593	59,930
America's Car-Mart, Inc.*	2,516	106,251
Ann, Inc.*	11,800	431,408
Asbury Automotive Group, Inc.*	9,000	483,660
Barnes & Noble, Inc.(a)*	14,343	214,428
Bebe Stores, Inc.(a)	19,210	102,197
Big 5 Sporting Goods Corp.	7,386	146,390
Books-A-Million, Inc.*	3,928	9,074
Brown Shoe Co., Inc.	12,112	340,832
Buckle, Inc. (The)(a)	15,609	820,409
Build-A-Bear Workshop, Inc.*	741	5,595
Cabela's, Inc.(a)*	3,701	246,709
Cache, Inc.*	4,484	24,348
Cato Corp. (The), Class A	7,100	225,780
Children's Place Retail Stores, Inc. (The)*	4,800	273,456
Citi Trends, Inc.*	2,600	44,200
Conn's, Inc.*	8,299	653,878
CST Brands, Inc.(a)	15,096	554,325
Destination Maternity Corp.	2,800	83,664
Destination XL Group, Inc.*	10,723	70,450
Express, Inc.*	20,178	376,723
Finish Line Inc. (The), Class A	15,524	437,311
Genesco, Inc.*	7,330	535,530
Group 1 Automotive, Inc.	6,400	454,528
Guess?, Inc.(a)	15,234	473,320
Haverty Furniture Cos., Inc.	4,500	140,850
hhgregg, Inc.(a)*	9,379	131,025
Hibbett Sports, Inc.(a)*	7,676	515,904
Jos. A. Bank Clothiers, Inc.*	5,212	285,253
Kirkland's, Inc.*	5,977	141,476
Lithia Motors, Inc., Class A	7,255	503,642
Lumber Liquidators Holdings, Inc.*	7,669	789,063
MarineMax, Inc.*	5,699	91,640
Men's Wearhouse, Inc. (The)	10,701	546,607
Monro Muffler Brake, Inc.(a)	9,850	555,146
New York & Co., Inc.*	22,433	98,032
Office Depot, Inc.(a)*	53,211	281,486
Outerwall, Inc.(a)*	7,243	487,237
Pacific Sunwear of California, Inc.(a)*	4,122	13,767
Penske Auto Group, Inc.	20,300	957,348
PEP Boys-Manny Moe & Jack (The)*	10,632	129,072
Perfumania Holdings, Inc.(a)*	1,156	7,341
Pier 1 Imports, Inc.	33,766	779,319
RadioShack Corp.(a)*	7,500	19,500
Rent-A-Center, Inc.	13,162	438,821
Select Comfort Corp.*	13,569	286,170
Shoe Carnival, Inc.	3,360	97,474
Sonic Automotive, Inc., Class A(a)	8,545	209,182
Sport Chalet, Inc.*	800	872
Stage Stores, Inc.(a)	11,200	248,864
Stein Mart, Inc.	11,157	150,062
Systemax, Inc.*	7,400	83,250
Tandy Leather Factory, Inc.(a)*	2,200	21,472
Tile Shop Holdings, Inc.(a)*	4,471	80,791
Trans World Entertainment*	5,400	23,868
Vitamin Shoppe, Inc.*	5,222	271,596
West Marine, Inc.*	4,005	56,991
Wet Seal, Inc. (The)*	30,305	82,733
Winmark Corp.	1,162	107,624
Zale Corp.(a)*	6,123	96,560
Zumiez, Inc.(a)*	5,876	152,776
		16,597,464
Textiles, Apparel & Luxury Goods — 1.7%
Charles & Colvard Ltd.(a)*	1,240	6,262
Cherokee, Inc.	1,700	23,460
Columbia Sportswear Co.	8,300	653,625
Costa, Inc.*	1,436	31,204
Crocs, Inc.*	18,200	289,744
Culp, Inc.	2,400	49,080
Deckers Outdoor Corp.(a)*	7,823	660,730
Delta Apparel, Inc.*	1,153	19,578
Fifth & Pacific Cos., Inc.*	15,758	505,359
G-III Apparel Group Ltd.*	6,630	489,228
Iconix Brand Group, Inc.*	15,698	623,210
Jones Group, Inc. (The)	12,413	185,698
Lakeland Industries, Inc.*	440	2,332
Movado Group, Inc.	4,970	218,730
Oxford Industries, Inc.	4,980	401,737
Perry Ellis International, Inc.*	3,333	52,628
Quiksilver, Inc.(a)*	16,793	147,275
R.G. Barry Corp.	1,900	36,670
Rocky Brands, Inc.	1,000	14,570
Skechers U.S.A., Inc., Class A*	7,316	242,379
Steven Madden Ltd.*	20,920	765,463
Superior Uniform Group, Inc.	1,100	17,028
Unifi, Inc.*	4,533	123,479
Wolverine World Wide, Inc.(a)	20,300	689,388
		6,248,857
Thrifts & Mortgage Finance — 1.7%
Astoria Financial Corp.	24,677	341,283
Banc of California, Inc.	1,673	22,435
Bank Mutual Corp.	8,663	60,728
BankFinancial Corp.	4,900	44,884
Beneficial Mutual Bancorp, Inc.*	17,310	189,025
Berkshire Hills Bancorp, Inc.	4,639	126,506
BofI Holding, Inc.*	4,691	367,915
See notes to financial statements.
14

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (Continued)
Brookline Bancorp, Inc.	16,019	$153,302
Cape Bancorp, Inc.	236	2,398
Capitol Federal Financial, Inc.	43,764	529,982
Charter Financial Corp.	1,429	15,390
Citizens Community Bancorp, Inc.	400	2,976
Clifton Savings Bancorp, Inc.	4,173	53,414
Dime Community Bancshares, Inc.	8,499	143,803
Doral Financial Corp.(a)*	315	4,933
ESB Financial Corp.	835	11,857
ESSA Bancorp, Inc.	1,900	21,964
Federal Agricultural Mortgage Corp., Class C	1,400	47,950
First Defiance Financial Corp.	1,100	28,567
First Federal Bancshares of Arkansas, Inc.*	1,754	15,260
First Federal of Northern Michigan Bancorp, Inc.	300	1,620
First Financial Northwest, Inc.	2,239	23,218
Flagstar Bancorp, Inc.*	8,390	164,612
Fox Chase Bancorp, Inc.	3,230	56,137
Hampden Bancorp, Inc.	300	4,923
HF Financial Corp.	110	1,425
Hingham Institution for Savings	213	16,718
Home Bancorp, Inc.*	994	18,737
HopFed Bancorp, Inc.	415	4,727
Kearny Financial Corp.*	17,221	200,280
Meridian Interstate Bancorp, Inc.*	3,210	72,482
MGIC Investment Corp.*	40,575	342,453
New Hampshire Thrift Bancshares, Inc.	200	3,050
Northeast Community Bancorp, Inc.	2,200	15,884
Northfield Bancorp, Inc.	14,040	185,328
Northwest Bancshares, Inc.	24,900	368,022
OceanFirst Financial Corp.	3,912	67,013
Oritani Financial Corp.	15,480	248,454
Provident Financial Holdings, Inc.	600	9,000
Provident Financial Services, Inc.	12,315	237,926
Pulaski Financial Corp.	2,040	22,970
Radian Group, Inc.	24,936	352,096
Rockville Financial, Inc.	7,084	100,664
SI Financial Group, Inc.	2,065	24,883
Simplicity Bancorp, Inc.	2,068	33,419
Territorial Bancorp, Inc.	2,302	53,406
Timberland Bancorp, Inc.	2,600	25,012
Tree.com, Inc.*	900	29,556
Trustco Bank Corp. NY	17,856	128,206
United Financial Bancorp, Inc.	4,912	92,788
Walker & Dunlop, Inc.*	3,682	59,538
Washington Federal, Inc.	26,976	628,271
Waterstone Financial, Inc.(a)*	6,900	76,590
Westfield Financial, Inc.	5,000	37,300
WSFS Financial Corp.	1,002	77,685
		5,968,965
Tobacco — 0.1%
Alliance One International, Inc.*	17,922	54,662
Universal Corp.(a)	5,600	305,760
Vector Group Ltd.(a)	1,040	17,025
		377,447
Trading Companies & Distributors — 1.4%
Aceto Corp.	8,918	223,039
Aircastle Ltd.	15,000	287,400
Applied Industrial Technologies, Inc.	12,973	636,845
Beacon Roofing Supply, Inc.*	15,299	616,244
BlueLinx Holdings, Inc.(a)*	19,332	37,697
CAI International, Inc.*	4,585	108,068
DXP Enterprises, Inc.*	3,100	357,120
GATX Corp.	13,489	703,721
H&E Equipment Services, Inc.*	10,384	307,678
Houston Wire & Cable Co.	5,746	76,881
Kaman Corp., Class A	7,224	287,009
Lawson Products, Inc.*	1,575	19,294
Rush Enterprises, Inc., Class A(a)*	8,947	265,279
TAL International Group, Inc.(a)*	10,591	607,394
Textainer Group Holdings Ltd.(a)	13,035	524,268
Titan Machinery, Inc.(a)*	3,710	66,112
Willis Lease Finance Corp.*	900	15,624
		5,139,673
Transportation Infrastructure — 0.1%
Wesco Aircraft Holdings, Inc.*	17,622	386,274
Water Utilities — 0.2%
American States Water Co.	7,100	203,983
Artesian Resources Corp., Class A	1,300	29,835
California Water Service Group	6,200	143,034
Connecticut Water Service, Inc.	1,900	67,469
Consolidated Water Co., Ltd.(a)	2,822	39,790
Middlesex Water Co.	2,337	48,937
SJW Corp.	4,400	131,076
York Water Co.(a)	1,271	26,602
		690,726
Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.*	532	3,410
Leap Wireless International, Inc.*	2,600	45,240
NTELOS Holdings Corp.	3,570	72,221
Shenandoah Telecommunications Co.	3,740	96,006
Telephone & Data Systems, Inc.	4,350	112,143
USA Mobility, Inc.	4,000	57,120
		386,140
TOTAL COMMON STOCKS (Identified Cost $226,193,770)		358,038,211

RIGHTS & WARRANTS — 0.0%
Construction Materials — 0.0%
U.S. Concrete, Inc., Class A, expires 8/31/17*	335	1,508
U.S. Concrete, Inc., expires 8/31/17*	335	1,008
		2,516
Health Care Equipment & Supplies — 0.0%
Photomedex, Inc., expires 12/13/14(b)*	79	—
Pharmaceuticals — 0.0%
FRD Acquisition Co.(c)*	656	—
Fresenius Kabi Pharmaceuticals Holding, Inc., expires 6/30/11(b)*	13,728	—
TOTAL RIGHTS & WARRANTS (Identified Cost $85,661)		2,516

SHORT-TERM INVESTMENTS — 0.5%
Other — 0.5%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,725,107	1,725,107
		1,725,108
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,725,108)		1,725,108

COLLATERAL FOR SECURITIES ON LOAN — 19.9%
State Street Navigator Securities
Lending Prime Portfolio	71,559,363	71,559,363

See notes to financial statements.
15

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COLLATERAL FOR SECURITIES ON LOAN (Continued)
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $71,559,363)		71,559,363
Total Investments — 120.0% (Identified Cost $299,563,902)#		431,325,198
Liabilities, Less Cash and Other Assets — (20.0%)		(71,841,260)
Net Assets — 100.0%		$359,483,938

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2013, the market value of the securities on loan was $71,317,469.
*	Non-income producing security.
(b)	Bankrupt security/delisted.
(c)	Contingent value rights based on future performance.
#	At December 31, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $299,563,902. Net unrealized appreciation aggregated $131,761,296 of which $143,573,026 related to appreciated investment securities and $11,811,730 related to depreciated investment securities.

See notes to financial statements.
16

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.2%
Australia — 5.2%
Alumina Ltd.*	331,073	$329,611
Asciano Ltd.	201,097	1,034,263
Bank of Queensland Ltd.	90,810	985,985
Beach Energy Ltd.	1,825	2,330
Bendigo and Adelaide Bank Ltd.(a)	81,165	851,549
BlueScope Steel Ltd.*	66,691	346,572
Boral Ltd.(a)	150,171	639,598
Caltex Australia Ltd.	54,126	968,999
Downer EDI Ltd.	15,365	66,676
Echo Entertainment Group Ltd.	139,940	307,383
Fairfax Media Ltd.(a)	358,477	204,854
GrainCorp Ltd.	3,165	24,021
Harvey Norman Holdings Ltd.(a)	91,092	257,022
Incitec Pivot Ltd.	302,279	723,345
Leighton Holdings Ltd.(a)	4,760	68,471
Lend Lease Group	73,272	728,830
Macquarie Group Ltd.	53,145	2,608,502
Metcash Ltd.(a)	18,846	53,175
New Hope Corp. Ltd.	3,441	10,231
Newcrest Mining Ltd.	54,581	380,136
Origin Energy Ltd.	224,365	2,818,721
OZ Minerals Ltd.(a)	13,646	38,381
Primary Health Care Ltd.	72,320	319,644
Qantas Airways Ltd.*	197,873	193,465
QBE Insurance Group Ltd.	105,446	1,083,698
Rio Tinto Ltd.	35,019	2,131,884
Santos Ltd.	220,188	2,876,344
Seven Group Holdings Ltd.	5,495	39,399
Sims Metal Management Ltd.*	38,790	377,182
Sonic Healthcare Ltd.	7,467	110,544
Suncorp Group Ltd.	236,054	2,761,122
Sydney Airport	56,310	191,061
TABCORP Holdings Ltd.	120,355	390,098
Tatts Group Ltd.	235,784	652,648
Toll Holdings Ltd.	113,833	577,324
Treasury Wine Estates Ltd.	105,063	452,168
Wesfarmers Ltd.	209,194	8,226,204
Woodside Petroleum Ltd.	15,858	550,809
WorleyParsons Ltd.	1,396	20,692
		34,402,941
Austria — 0.3%
Erste Group Bank AG	39,377	1,372,149
Raiffeisen Bank International AG	8,878	312,909
		1,685,058
Belgium — 1.5%
Ageas	40,369	1,718,827
Belgacom SA(a)	2,012	59,524
Delhaize Group SA	18,053	1,072,894
KBC Groep NV	40,764	2,313,259
S.A. D'ieteren SA	2,077	103,435
Solvay SA	13,524	2,139,570
UCB SA	31,369	2,336,374
Umicore SA	3,826	178,720
		9,922,603
Canada — 9.5%
Agrium, Inc.(a)	23,496	2,149,414
Barrick Gold Corp.	104,910	1,849,563
Blackberry Ltd.(a)*	13,552	100,962
Blackberry Ltd.*	35,700	265,502
Bonavista Energy Corp.(a)	1,000	13,104
Cameco Corp.(a)	36,048	747,939
Cameco Corp.(a)	20,557	426,969
Canadian Natural Resources Ltd.(a)	121,797	4,120,861
Canadian Natural Resources Ltd.	81,115	2,744,932
Canadian Tire Corp. Ltd., Class A(a)	18,840	1,764,548
Crescent Point Energy Corp.(a)	45,822	1,779,390
Empire Co., Ltd., Class A	7,800	532,948
Enerplus Corp.(a)	32,505	590,583
Ensign Energy Services, Inc.	16,271	256,262
Fairfax Financial Holdings Ltd.	3,000	1,197,769
First Quantum Minerals Ltd.	64,915	1,169,662
Genworth MI Canada, Inc.(a)	3,500	120,692
George Weston Ltd.(a)	3,109	226,828
Goldcorp, Inc.	63,211	1,371,035
Goldcorp, Inc.	89,575	1,941,090
Husky Energy, Inc.(a)	65,750	2,085,926
IAMGOLD Corp.	19,359	64,333
Industrial Alliance Insurance & Financial Services, Inc.	18,285	808,172
Kinross Gold Corp.	203,700	891,697
Loblaw Cos., Ltd.(a)	9,911	395,414
Magna International, Inc.	34,446	2,824,426
Manulife Financial Corp.	260,840	5,146,817
MEG Energy Corp.*	6,593	189,985
Pacific Rubiales Energy Corp.	25,990	448,724
Pan American Silver Corp.(a)	6,906	80,681
Pan American Silver Corp.	8,150	95,355
Pengrowth Energy Corp.(a)	40,875	252,811
Penn West Petroleum Ltd.(a)	73,651	615,001
Precision Drilling Corp.	40,259	376,723
Sun Life Financial, Inc.	99,837	3,526,368
Suncor Energy, Inc.	259,369	9,092,870
Suncor Energy, Inc.	27,648	969,062
Talisman Energy, Inc.	190,712	2,217,268
Teck Resources Ltd., Class B	104,620	2,723,222
Thomson Reuters Corp.(a)	106,534	4,028,685
TMX Group Ltd.(a)	700	33,628
TransAlta Corp.(a)	32,569	413,302
Turquoise Hill Resources Ltd.(a)*	42,111	138,966
Yamana Gold, Inc.	154,108	1,328,905
		62,118,394
Cayman Islands — 0.0%
FIH Mobile Ltd.*	240,000	129,064

Denmark — 1.6%
A P Moller - Maersk A/S, Class A	63	649,430
A P Moller - Maersk A/S, Class B	273	2,962,713
Carlsberg A/S, Class B	21,154	2,340,584
Danske Bank A/S*	157,972	3,623,939
FLSmidth & Co. A/S(a)	4,386	239,490
H Lundbeck A/S	6,315	159,542
Jyske Bank A/S*	2,447	131,990
Rockwool International A/S, B Shares	570	100,908
TDC A/S	52,152	505,868
		10,714,464
Finland — 1.1%
Fortum Oyj	38,099	871,624
Kesko Oyj, B Shares(a)	6,878	253,583
Neste Oil Oyj(a)	18,872	373,077
Nokia Oyj(a)*	256,789	2,055,999
Stora Enso Oyj, R Shares	133,259	1,337,351
UPM-Kymmene Oyj	153,593	2,594,737
		7,486,371
France — 10.8%
AXA SA	318,289	8,849,352
BNP Paribas SA	145,700	11,354,892
Bollore SA	1,152	676,157
Bollore SA*	7	4,025
Bouygues SA(a)	21,751	820,484

See notes to financial statements.
1

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
Cap Gemini SA	21,722	$1,468,149
Casino Guichard Perrachon SA	9,523	1,097,453
CGG*	10,208	176,663
CGG, ADR(a)*	9,901	171,782
Cie de Saint-Gobain	82,271	4,524,377
Cie Generale des Etablissements Michelin	26,524	2,818,779
Ciments Francais SA	61	4,640
CNP Assurances	24,886	510,111
Credit Agricole SA*	186,204	2,383,576
EDF SA	32,593	1,151,668
Eiffage SA	241	13,875
GDF Suez	296,273	6,967,624
Lafarge SA	38,431	2,879,802
Lagardere SCA	17,497	650,388
Natixis	161,411	949,055
Orange SA(a)	358,763	4,441,950
Peugeot SA(a)*	25,314	328,673
Renault SA	35,128	2,824,630
Rexel SA	15,174	398,188
SCOR SE	6,835	249,788
Societe Generale SA	93,114	5,408,250
STMicroelectronics NV(a)	113,137	908,952
Vallourec SA	11,001	599,309
Vivendi SA	298,408	7,863,505
		70,496,097
Germany — 8.0%
Allianz SE	34,501	6,186,803
Bayerische Motoren Werke AG	42,082	4,933,572
Celesio AG	6,399	202,471
Commerzbank AG*	95,020	1,530,719
Daimler AG	164,441	14,229,325
Deutsche Bank AG	25,910	1,235,968
Deutsche Bank AG	83,065	4,007,056
Deutsche Lufthansa AG*	43,319	918,938
Deutsche Telekom AG	134,402	2,298,267
E.On AG	301,790	5,569,537
Fraport AG Frankfurt Airport Services Worldwide(a)	3,562	266,524
HeidelbergCement AG	19,255	1,460,873
Hochtief AG	607	51,823
Metro AG	10,495	508,216
Muenchener Rueckversicherungs AG	21,394	4,713,489
RWE AG	81,492	2,982,646
Volkswagen AG	4,511	1,221,918
Wacker Chemie AG	1,434	158,570
		52,476,715
Greece — 0.0%
Hellenic Petroleum SA	12,898	134,498

Hong Kong — 2.1%
Cathay Pacific Airways Ltd.	124,000	262,894
Cheung Kong Holdings Ltd.	58,000	916,266
Hang Lung Group Ltd.	11,000	55,750
Henderson Land Development Co., Ltd.	212,695	1,213,746
Hongkong & Shanghai Hotels Ltd. (The)	68,495	92,925
Hopewell Holdings Ltd.	81,000	274,725
Hutchison Whampoa Ltd.	266,000	3,619,024
Kerry Logistics Network Ltd.*	30,250	42,912
Kerry Properties Ltd.	60,500	209,877
New World Development Co., Ltd.(a)	830,224	1,051,391
Noble Group Ltd.	700,000	593,526
NWS Holdings Ltd.	11,000	16,768
Orient Overseas International Ltd.	35,000	176,031
Shangri-La Asia Ltd.	47,143	92,045
Sino Land Co., Ltd.	174,000	237,855
Sun Hung Kai Properties Ltd.	146,000	1,852,701
Swire Pacific Ltd., Series A	38,000	446,681
Tsim Sha Tsui Properties	60,907	133,528
Wharf Holdings Ltd.	169,000	1,290,226
Wheelock & Co., Ltd.	233,000	1,071,206
		13,650,077
Ireland — 0.1%
Bank of Ireland*	8,152	117,470
Bank of Ireland*	1,063,240	368,600
CRH PLC, ADR	12,757	325,942
		812,012
Israel — 0.3%
Bank Hapoalim B.M.	163,341	915,029
Bank Leumi Le-Israel*	172,350	703,895
Israel Discount Bank Ltd., Series A*	138,248	263,873
Mizrahi Tefahot Bank Ltd.	1,799	23,545
		1,906,342
Italy — 1.4%
Banca Monte dei Paschi di Siena SpA(a)*	1,272,909	307,150
Banco Popolare Scarl*	36,181	69,385
Finmeccanica SpA*	61,153	463,126
Intesa Sanpaolo SpA	551,995	1,362,326
Telecom Italia SpA	1,864,713	1,849,570
UniCredit SpA	597,192	4,419,975
Unione di Banche Italiane SCPA	127,537	866,034
		9,337,566
Japan — 20.1%
77 Bank Ltd. (The)	60,000	290,001
Aeon Co., Ltd.	115,100	1,557,473
Aisin Seiki Co., Ltd.	23,900	969,072
Alfresa Holdings Corp.	5,500	272,624
Amada Co., Ltd.	51,000	448,932
Aoyama Trading Co., Ltd.	5,900	159,279
Asahi Glass Co., Ltd.(a)	218,000	1,353,832
Asahi Kasei Corp.	198,000	1,549,255
Asatsu-DK, Inc.(a)	1,100	25,748
Bank of Kyoto Ltd. (The)(a)	45,000	375,178
Bank of Yokohama Ltd. (The)	173,000	962,663
Brother Industries Ltd.	29,200	398,446
Canon Marketing Japan, Inc.	8,000	111,442
Chiba Bank Ltd. (The)	107,000	720,378
Chugoku Bank Ltd. (The)	24,000	304,473
Citizen Holdings Co., Ltd.	64,400	541,814
Coca-Cola West Co., Ltd.(a)	10,300	217,815
COMSYS Holdings Corp.	17,200	269,817
Cosmo Oil Co., Ltd.*	111,000	211,860
Dai Nippon Printing Co., Ltd.	119,000	1,261,077
Dai-ichi Life Insurance Co., Ltd. (The)	38,200	637,332
Daicel Corp.	45,000	365,777
Daido Steel Co., Ltd.(a)	35,000	173,488
Daishi Bank Ltd. (The)	40,000	137,879
Denki Kagaku Kogyo KK	67,000	276,118
Ebara Corp.	37,000	237,508
Fuji Media Holdings, Inc.	8,400	171,494
FUJIFILM Holdings Corp.	113,700	3,218,495
Fujikura Ltd.	65,000	304,292
Fujitsu Ltd.*	253,000	1,306,922
Fukuoka Financial Group, Inc.	153,000	669,765
Fukuyama Transporting Co., Ltd.(a)	10,000	54,886
Furukawa Electric Co., Ltd.	52,000	130,358
Glory Ltd.	7,800	201,833
Gunma Bank Ltd. (The)	55,000	306,571
H2O Retailing Corp.	13,000	103,817

See notes to financial statements.
2

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Hachijuni Bank Ltd. (The)	68,000	$395,822
Hakuhodo DY Holdings, Inc.	14,200	109,895
Hankyu Hanshin Holdings, Inc.	92,000	496,211
Higo Bank Ltd. (The)	29,000	158,893
Hiroshima Bank Ltd. (The)	32,000	132,181
Hitachi Chemical Co., Ltd.	13,000	207,017
Hitachi Construction Machinery Co., Ltd.(a)	12,100	257,948
Hitachi High-Technologies Corp.	5,800	145,454
Hitachi Transport System Ltd.	7,700	114,794
Hokkoku Bank Ltd. (The)	38,000	136,036
Hokuhoku Financial Group, Inc.	172,000	342,987
House Foods Group, Inc.	8,700	131,272
Hyakujushi Bank Ltd. (The)	35,000	121,641
Ibiden Co., Ltd.	13,100	244,560
Idemitsu Kosan Co., Ltd.	29,200	663,523
Isetan Mitsukoshi Holdings Ltd.	57,300	813,441
ITOCHU Corp.	258,500	3,188,600
Iyo Bank Ltd. (The)	45,000	440,556
J Front Retailing Co., Ltd.	94,000	710,512
JFE Holdings, Inc.	92,200	2,190,527
Joyo Bank Ltd. (The)	91,000	464,030
JTEKT Corp.	31,400	533,719
Juroku Bank Ltd. (The)	33,000	120,957
JX Holdings, Inc.	446,500	2,293,766
K's Holdings Corp.(a)	3,900	112,582
Kagoshima Bank Ltd. (The)	22,000	139,550
Kajima Corp.	133,000	498,861
Kamigumi Co., Ltd.	32,000	292,926
Kaneka Corp.	57,000	373,469
Kawasaki Kisen Kaisha Ltd.	108,000	272,795
Keiyo Bank (The)	24,000	115,317
Kewpie Corp.	6,300	87,402
Kinden Corp.	2,000	20,891
Kirin Holdings Co., Ltd.(a)	17,000	244,241
Kobe Steel Ltd.(a)*	383,000	654,639
Konica Minolta, Inc.	95,500	951,282
Kuraray Co., Ltd.	45,200	537,799
Kurita Water Industries Ltd.	3,100	64,231
Kyocera Corp.	50,400	2,512,582
Kyowa Hakko Kirin Co., Ltd.(a)	37,000	407,207
Lintec Corp.	2,100	38,845
LIXIL Group Corp.	11,900	325,778
Marubeni Corp.	310,000	2,225,430
Marui Group Co., Ltd.	55,700	564,881
Medipal Holdings Corp.	19,700	259,649
MEIJI Holdings Co., Ltd.	8,500	545,627
Mitsubishi Chemical Holdings Corp.(a)	275,000	1,269,110
Mitsubishi Corp.	220,900	4,230,893
Mitsubishi Gas Chemical Co., Inc.	62,000	455,683
Mitsubishi Logistics Corp.(a)	15,000	236,587
Mitsubishi Materials Corp.	181,000	666,869
Mitsubishi Tanabe Pharma Corp.	38,200	531,775
Mitsubishi UFJ Financial Group, Inc.	1,137,000	7,492,907
Mitsubishi UFJ Financial Group, Inc., ADR	1,031,340	6,889,351
Mitsui & Co., Ltd.	271,400	3,775,529
Mitsui & Co., Ltd., ADR	2,885	807,973
Mitsui Chemicals, Inc.	126,000	303,903
Mitsui Engineering & Shipbuilding Co., Ltd.	44,000	90,666
Mitsui Mining & Smelting Co., Ltd.	39,000	119,618
Mitsui OSK Lines Ltd.	172,000	774,171
Mizuho Financial Group, Inc.	1,917,800	4,152,107
MS&AD Insurance Group Holdings, Inc.	54,000	1,447,042
Nagase & Co., Ltd.	24,000	290,343
NEC Corp.	537,000	1,208,518
Nippo Corp.	8,000	132,713
Nippon Electric Glass Co., Ltd.	54,000	283,050
Nippon Express Co., Ltd.	136,000	657,335
Nippon Meat Packers, Inc.	25,067	429,883
Nippon Paper Industries Co., Ltd.(a)	14,800	274,610
Nippon Sheet Glass Co., Ltd.*	16,000	20,815
Nippon Shokubai Co., Ltd.	18,000	198,614
Nippon Steel Sumitomo Metal Corp.	1,234,275	4,125,580
Nippon Yusen KK(a)	285,000	909,315
Nishi-Nippon City Bank Ltd. (The)	89,000	239,170
Nissan Motor Co., Ltd.	297,200	2,494,775
Nissan Shatai Co., Ltd.	1,000	14,519
Nisshin Seifun Group, Inc.(a)	32,999	340,613
Nisshin Steel Holdings Co., Ltd.	15,999	191,271
Nisshinbo Holdings, Inc.	23,000	220,805
NKSJ Holdings, Inc.	30,000	832,969
NOK Corp.	16,000	261,324
North Pacific Bank Ltd.	32,000	130,054
NTN Corp.*	68,000	308,005
NTT DOCOMO, Inc.	267,400	4,380,068
Obayashi Corp.	99,000	563,109
Oji Holdings Corp.	138,000	706,315
Onward Holdings Co., Ltd.	28,000	211,908
Otsuka Holdings Co., Ltd.	5,100	147,222
Pola Orbis Holdings, Inc.	2,800	99,839
Rengo Co., Ltd.	18,000	108,195
Resona Holdings, Inc.	111,500	567,505
Ricoh Co., Ltd.	141,000	1,496,895
Rohm Co., Ltd.	900	43,757
San-In Godo Bank Ltd. (The)	22,000	157,516
Sankyo Co., Ltd.	6,900	317,776
SBI Holdings, Inc.	14,900	224,964
Seino Holdings Co., Ltd.	23,000	240,898
Sekisui Chemical Co., Ltd.	40,000	489,982
Sekisui House Ltd.	94,000	1,312,126
Shiga Bank Ltd. (The)(a)	30,000	157,250
Shimizu Corp.	90,000	453,803
Shinsei Bank Ltd.	43,000	104,938
Shizuoka Bank Ltd. (The)	72,000	767,107
Showa Denko KK(a)	241,000	340,984
Showa Shell Sekiyu KK(a)	29,700	301,202
SKY Perfect JSAT Holdings, Inc.	25,300	136,698
Sohgo Security Services Co., Ltd.	7,900	156,935
Sojitz Corp.	197,900	351,413
Sony Corp., ADR(a)	212,565	3,675,249
Sumitomo Bakelite Co., Ltd.	36,000	129,218
Sumitomo Chemical Co., Ltd.	284,000	1,111,082
Sumitomo Corp.	218,000	2,734,574
Sumitomo Electric Industries Ltd.	144,800	2,411,729
Sumitomo Forestry Co., Ltd.	28,900	336,174
Sumitomo Heavy Industries Ltd.	86,000	395,252
Sumitomo Metal Mining Co., Ltd.	100,000	1,307,568
Sumitomo Mitsui Financial Group, Inc.	31,800	1,636,654
Sumitomo Mitsui Trust Holdings, Inc.	123,000	647,061
Suzuken Co., Ltd.	11,400	368,597
Suzuki Motor Corp.	40,600	1,090,274
T&D Holdings, Inc.	29,600	412,899
Takashimaya Co., Ltd.	45,000	447,393
Takata Corp.	1,800	51,534
TDK Corp.	27,300	1,306,543
Teijin Ltd.	145,000	322,192
TOKAI RIKA Co., Ltd.	8,100	160,908
Tokio Marine Holdings, Inc.	7,400	246,995
Toppan Printing Co., Ltd.	156,000	1,245,808
Tosoh Corp.	76,000	352,901
Toyo Seikan Group Holdings Ltd.	42,200	905,230

See notes to financial statements.
3

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Toyobo Co., Ltd.	39,000	$71,845
Toyoda Gosei Co., Ltd.	1,500	34,854
Toyota Tsusho Corp.	35,500	877,471
Ube Industries Ltd.	171,000	365,350
UNY Group Holdings Co., Ltd.	39,000	238,496
Ushio, Inc.	8,800	116,654
Wacoal Holdings Corp.	14,000	142,380
Yamada Denki Co., Ltd.(a)	99,500	325,021
Yamaguchi Financial Group, Inc.(a)	51,000	471,693
Yamaha Corp.	32,700	518,244
Yamato Kogyo Co., Ltd.	6,000	191,435
Yamazaki Baking Co., Ltd.(a)	16,000	163,935
		131,418,123
Netherlands — 3.7%
Aegon NV	237,031	2,237,584
Akzo Nobel NV	37,254	2,887,442
ArcelorMittal	149,597	2,669,232
ArcelorMittal-NY Registered(a)	55,657	992,921
Fugro NV	2,937	175,011
ING Groep NV*	513,355	7,132,844
Koninklijke Ahold NV	113,659	2,040,506
Koninklijke Boskalis Westminster NV	3,683	194,587
Koninklijke DSM NV	32,654	2,567,747
Koninklijke KPN NV*	84,575	272,608
Koninklijke Philips NV	75,517	2,768,114
TNT Express NV	2,208	20,497
		23,959,093
New Zealand — 0.1%
Auckland International Airport Ltd.	34,900	101,317
Contact Energy Ltd.	113,218	477,657
Fletcher Building Ltd.	9,681	67,754
		646,728
Norway — 0.7%
DnB ASA	105,010	1,878,487
Norsk Hydro ASA	262,901	1,173,352
Orkla ASA	29,615	231,049
Statoil ASA	8,118	196,750
Stolt-Nielsen Ltd.	167	4,598
Storebrand ASA*	70,912	443,105
Subsea 7 SA(a)	32,952	630,756
		4,558,097
Portugal — 0.1%
Banco Espirito Santo SA(a)*	414,564	592,558

Singapore — 1.0%
CapitaLand Ltd.	742,000	1,781,576
DBS Group Holdings Ltd.	43,368	587,656
Golden Agri-Resources Ltd.(a)	1,296,000	559,705
Hutchison Port Holdings Trust	320,000	216,000
Keppel Land Ltd.	134,000	354,658
Neptune Orient Lines Ltd.(a)*	150,749	134,389
Olam International Ltd.(a)	232,000	282,198
OUE Ltd.	64,000	126,788
Singapore Airlines Ltd.(a)	157,340	1,297,920
United Industrial Corp. Ltd.	142,000	334,197
UOL Group Ltd.	13,000	63,767
Venture Corp. Ltd.	10,000	60,858
Wilmar International Ltd.	318,000	861,809
		6,661,521
Spain — 2.2%
Acciona SA(a)	7,271	417,763
Banco de Sabadell SA(a)	320,979	837,218
Banco Popular Espanol SA*	239,231	1,443,147
Banco Santander SA	500,138	4,476,385
CaixaBank SA	174,519	909,445
EDP Renovaveis SA*	18,086	96,065
Iberdrola SA	681,047	4,342,605
Repsol SA	74,369	1,874,308
		14,396,936
Sweden — 3.0%
Boliden AB	38,387	587,576
Holmen AB, B Shares	15,168	551,598
Meda AB, A Shares	17,381	220,510
Nordea Bank AB	353,398	4,760,984
SSAB AB, A Shares(a)	40,570	310,968
SSAB AB, B Shares	279,497	3,684,997
SSAB Svenskt Stal AB, Series B	17,977	115,992
Svenska Cellulosa AB, Series A	922	28,383
Svenska Cellulosa AB, Series B	71,842	2,211,606
Svenska Handelsbanken AB, A Shares	8,062	396,090
Swedbank AB, A Shares	30,309	852,932
Tele2 AB, B Shares	6,470	73,282
Telefonaktiebolaget LM Ericsson	320,913	3,916,707
Telefonaktiebolaget LM Ericsson, A Shares	698	8,085
TeliaSonera AB	208,218	1,733,572
		19,453,282
Switzerland — 8.3%
Adecco SA*	32,604	2,580,396
Alpiq Holding AG*	161	22,109
Aryzta AG*	10,191	781,418
Baloise Holding AG	9,842	1,253,350
Clariant AG*	37,043	677,284
Credit Suisse Group AG*	244,391	7,471,041
Givaudan SA*	376	536,992
Glencore Xstrata PLC*	908,194	4,702,770
Holcim Ltd.*	63,904	4,781,786
Lonza Group AG*	5,819	551,861
Novartis AG	90,817	7,248,664
Sulzer AG	3,546	572,019
Swiss Life Holding AG*	5,342	1,109,062
Swiss Re AG*	90,262	8,302,222
UBS AG*	347,194	6,585,418
Zurich Insurance Group AG*	24,273	7,033,878
		54,210,270
United Kingdom — 18.1%
Anglo American PLC	91,094	1,991,182
Aviva PLC	9,185	68,399
Barclays PLC	1,559,321	7,022,177
Barclays PLC, ADR	144,356	2,617,174
Barratt Developments PLC	25,310	146,273
BP PLC, ADR	533,536	25,935,185
Carnival PLC(a)	29,821	1,236,080
Carnival PLC, ADR	13,345	552,687
HSBC Holdings PLC	183,564	2,013,516
HSBC Holdings PLC, ADR(a)	220,708	12,167,632
Investec PLC	75,983	550,606
J Sainsbury PLC	262,828	1,588,590
Kazakhmys PLC	7,357	26,632
Kingfisher PLC	487,696	3,106,838
Lloyds Banking Group PLC*	5,928,406	7,743,763
Lloyds Banking Group PLC, ADR(a)*	68,065	362,106
Mondi PLC	9,810	169,921
Old Mutual PLC	628,224	1,967,221
Pearson PLC, ADR	27,747	621,533
Resolution Ltd.	212,339	1,244,745
Royal Bank of Scotland Group PLC*	230,284	1,289,306

See notes to financial statements.
4

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
United Kingdom (Continued)
Royal Bank of Scotland Group PLC, ADR(a)*	44,144	$500,152
Royal Dutch Shell PLC, A Shares	4,872	174,506
Royal Dutch Shell PLC, ADR(a)	227,594	17,094,585
Royal Dutch Shell PLC, ADR	87,621	6,244,749
RSA Insurance Group PLC	40,593	61,439
Vedanta Resources PLC	2,183	33,745
Vodafone Group PLC, ADR	5,113,600	20,068,841
WM Morrison Supermarkets PLC	435,995	1,884,383
		118,483,966
TOTAL COMMON STOCKS (Identified Cost $530,865,146)		649,652,776

PREFERRED STOCKS — 0.0%
Germany — 0.0%
Porsche Automobil Holding SE	2,494	259,589

TOTAL PREFERRED STOCKS (Identified Cost $153,233)		259,589

RIGHTS & WARRANTS — 0.0%
Spain — 0.0%
Repsol SA, expires 1/9/14(a)*	74,369	50,745

Canada — 0.0%
Turquoise Hill Resources Ltd., expires 1/7/14(a)*	42,111	40,427

TOTAL RIGHTS & WARRANTS (Identified Cost $118,394)		91,172

SHORT-TERM INVESTMENTS — 0.4%
United States — 0.4%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	2,687,167	2,687,167
		2,687,168
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,687,168)		2,687,168

COLLATERAL FOR SECURITIES ON LOAN — 8.7%
Short-Term — 8.7%
State Street Navigator Securities Lending Prime Portfolio	56,899,719	56,899,719

TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $56,899,719)		56,899,719

Total Investments — 108.3%
(Identified Cost $590,723,660)#		709,590,424

Liabilities, Less Cash and Other Assets — (8.3%)		(54,635,474)
Net Assets — 100.0%		$654,954,950

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2013, the market value of the securities on loan was $56,040,998.
#	At December 31, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $590,723,660. Net unrealized appreciation aggregated $118,866,764 of which $151,834,810 related to appreciated investment securities and $32,968,046 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

See notes to financial statements.
5

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 94.9%
Brazil — 6.2%
Banco do Brasil SA	58,975	$609,935
Banco Santander Brasil SA	19,400	114,957
Banco Santander Brasil SA, ADR	121,640	742,004
BM&FBOVESPA SA	187,206	877,609
Fibria Celulose SA*	7,700	90,243
Fibria Celulose SA, ADR(a)*	42,916	501,259
Gerdau SA	13,500	86,347
Gerdau SA, ADR(a)	159,539	1,250,786
JBS SA	156,629	582,234
Magnesita Refratarios SA	7,500	18,756
Marfrig Alimentos SA*	38,390	65,089
MRV Engenharia e Participacoes SA	48,800	174,371
PDG Realty SA Empreendimentos e Participacoes*	225,484	172,990
Petroleo Brasileiro SA	24,892	168,707
Petroleo Brasileiro SA, ADR(a)	156,699	2,159,312
Usinas Siderurgicas de Minas Gerais SA*	25,400	133,500
Vale SA, ADR(a)	9,400	143,350
		7,891,449
Chile — 1.7%
Cencosud SA	48,112	173,055
Cencosud SA, ADR	5,670	61,746
Cia General de Electricidad SA	18,040	97,504
Cia Sud Americana de Vapores SA*	523,822	27,415
Empresas CMPC SA	191,454	466,420
Empresas COPEC SA	10,420	139,608
Enersis SA, ADR	52,969	794,005
Gasco SA	200	2,074
Grupo Security SA	133,299	44,902
Inversiones Aguas Metropolitanas SA	36,299	61,483
Latam Airlines Group SA, ADR(a)	10,895	177,697
Ripley Corp. SA	64,807	46,868
Salfacorp SA	13,974	13,297
Sociedad Matriz SAAM SA	240,287	21,722
Vina Concha y Toro SA	31,535	58,815
		2,186,611
China — 14.4%
Agile Property Holdings Ltd.	129,859	139,165
Agricultural Bank of China Ltd., H Shares	604,000	296,769
Air China Ltd., H Shares	182,000	136,131
Aluminum Corp. of China Ltd., ADR(a)*	1,703	14,816
Aluminum Corp. of China Ltd., H Shares(a)*	302,000	104,765
Angang Steel Co., Ltd., H Shares(a)*	78,000	57,939
Bank of China Ltd., H Shares	4,779,902	2,200,618
Bank of Communications Co., Ltd., H Shares(a)	581,400	409,379
BBMG Corp., H Shares	126,000	109,681
Beijing Capital International Airport Co., Ltd., H Shares	132,000	103,669
Beijing Enterprises Holdings Ltd.	13,000	128,419
BYD Electronic International Co., Ltd.(a)*	91,000	52,927
Chaoda Modern Agriculture Holdings Ltd.*	62,354	8,845
China Agri-Industries Holdings Ltd.	167,700	83,263
China BlueChemical Ltd., H Shares	60,000	37,760
China Citic Bank Corp. Ltd., H Shares	554,000	300,066
China Coal Energy Co., Ltd., H Shares(a)	461,000	259,206
China Communication Services Corp. Ltd., H Shares	163,600	101,270
China Communications Construction Co., Ltd., H Shares	470,000	378,822
China Construction Bank Corp., H Shares	2,767,810	2,088,092
China COSCO Holdings Co., Ltd., H Shares(a)*	232,000	113,093
China Everbright Ltd.	72,000	114,022
China Lumena New Materials Corp.(a)	224,000	43,909
China Merchants Bank Co., Ltd., H Shares	43,500	92,674
China Merchants Holdings International Co., Ltd.	66,892	244,128
China Minsheng Banking Corp. Ltd., H Shares(a)	222,000	246,212
China National Building Material Co., Ltd., H Shares(a)	280,000	302,232
China National Materials Co., Ltd., H Shares(a)	121,000	26,059
China Petroleum & Chemical Corp., ADR	17,646	1,449,972
China Petroleum & Chemical Corp., H Shares	826,400	674,608
China Railway Construction Corp. Ltd., H Shares(a)	183,500	182,688
China Railway Group Ltd., H Shares	398,000	205,819
China Rongsheng Heavy Industries Group Holdings Ltd.(a)*	80,500	12,561
China Shanshui Cement Group Ltd.	125,000	53,680
China Shipping Container Lines Co., Ltd., H Shares(a)*	303,200	78,984
China Shipping Development Co., Ltd., H Shares(a)*	87,543	67,738
China South City Holdings Ltd.(a)	176,000	49,934
China Southern Airlines Co., Ltd., H Shares(a)	198,000	77,369
China Travel International Inv HK	208,000	43,723
China Unicom Hong Kong Ltd.	54,000	80,642
China Unicom Hong Kong Ltd., ADR(a)	42,156	634,869
China Yurun Food Group Ltd.(a)*	170,000	108,959
China ZhengTong Auto Services Holdings Ltd.(a)*	2,000	1,282
China Zhongwang Holdings Ltd.(a)*	154,000	47,664
Chongqing Rural Commercial Bank Co., Ltd., H Shares	115,000	55,466
Citic Pacific Ltd.(a)	151,000	230,951
Citic Resources Holdings Ltd.*	228,000	30,285
COSCO Pacific Ltd.(a)	156,440	214,658
Country Garden Holdings Co., Ltd.	36,022	21,694
Dalian Port PDA Co., Ltd., H Shares(a)	86,000	21,959
Dongfeng Motor Group Co., Ltd., H Shares	16,000	24,925
Evergrande Real Estate Group Ltd.(a)	634,000	241,195
Fosun International Ltd.(a)	163,500	161,933
Franshion Properties China Ltd.(a)	382,000	132,025
GCL-Poly Energy Holdings Ltd.(a)*	449,000	138,389
Glorious Property Holdings Ltd.(a)*	228,000	49,103
GOME Electrical Appliances Holding Ltd.(a)	1,108,000	204,330
Greentown China Holdings Ltd.	34,500	52,678
Guangshen Railway Co., Ltd., ADR	3,500	80,850
Guangzhou Automobile Group Co., Ltd., H Shares(a)	156,870	171,349
Guangzhou R&F Properties Co., Ltd.	66,800	97,689
Harbin Electric Co., Ltd., H Shares	54,000	34,959
Hopson Development Holdings Ltd.*	58,000	70,160
Huaneng Renewables Corp. Ltd., H Shares	70,000	33,581
Industrial & Commercial Bank of China Ltd., H Shares	1,535,000	1,037,282
Jiangxi Copper Co., Ltd., H Shares	131,000	236,514
Kaisa Group Holdings Ltd.(a)*	13,000	4,241
Kingboard Chemical Holdings Ltd.	53,000	138,065
Kingboard Laminates Holdings Ltd.	50,000	21,214
KWG Property Holding Ltd.	147,500	82,174

See notes to financial statements.
1

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Lee & Man Paper Manufacturing Ltd.	46,000	$30,254
Maanshan Iron & Steel, H Shares(a)*	270,000	73,121
Maoye International Holdings Ltd.	82,000	14,699
Metallurgical Corp. of China Ltd., H Shares*	187,000	34,485
Mingfa Group International Co., Ltd.*	51,000	13,549
Minth Group Ltd.	10,000	20,763
MMG Ltd.(a)*	88,000	18,612
New World China Land Ltd.	304,800	147,795
Nine Dragons Paper Holdings Ltd.(a)	152,000	132,314
Poly Property Group Co., Ltd.(a)	229,000	121,967
Renhe Commercial Holdings Co., Ltd.(a)*	1,216,000	77,624
Semiconductor Manufacturing International Corp.(a)*	1,420,000	111,706
Semiconductor Manufacturing International Corp., ADR*	2,052	8,003
Shanghai Industrial Holdings Ltd.	55,000	201,437
Shenzhen International Holdings	627,500	78,495
Shenzhen Investment Ltd.	224,280	84,456
Shimao Property Holdings Ltd.	130,500	298,890
Shougang Fushan Resources Group Ltd.(a)	344,000	120,222
Shui On Land Ltd.(a)	388,041	119,100
Sino-Ocean Land Holdings Ltd.(a)	295,179	192,997
Sinofert Holdings Ltd.(a)	156,000	25,348
Sinotrans Ltd., H Shares	106,000	40,053
Sinotrans Shipping Ltd.	194,573	71,011
Sinotruk Hong Kong Ltd.	60,000	33,736
Skyworth Digital Holdings Ltd.(a)	234,849	129,020
Soho China Ltd.	195,500	167,406
TCC International Holdings Ltd.	64,000	31,363
Tian An China Investment	10,000	8,279
Travelsky Technology Ltd., H Shares	77,500	76,258
Yanzhou Coal Mining Co., Ltd., ADR(a)	4,285	39,551
Yanzhou Coal Mining Co., Ltd., H Shares(a)	102,000	93,130
Yuexiu Property Co., Ltd.	515,800	127,049
Zoomlion Heavy Industry Science and
Technology Co., Ltd., H Shares(a)	42,600	39,884
		18,334,669
Colombia — 0.6%
Almacenes Exito SA	2,474	38,456
Cementos Argos SA	54,228	275,355
Grupo Argos SA	984	9,911
Grupo de Inversiones Suramericana SA	15,377	268,500
Grupo Nutresa SA	10,370	142,064
		734,286
Czech Republic — 0.5%
CEZ AS	20,183	525,425
Telefonica Czech Republic AS	559	8,304
Unipetrol, AS*	14,712	124,456
		658,185
Greece — 0.1%
Hellenic Petroleum SA	9,282	96,791
Mytilineos Holdings SA*	5,121	42,692
		139,483
Hungary — 0.2%
OTP Bank PLC	13,564	257,371
		257,371
India — 7.9%
Adani Enterprises Ltd.	47,321	200,668
Aditya Birla Nuvo Ltd.	5,806	116,411
Allahabad Bank Ltd.	1,836	2,832
Apollo Tyres Ltd.	25,448	43,960
Arvind Ltd.	11,397	25,289
Ashok Leyland Ltd.	298,963	83,374
Bajaj Finserv Ltd.	3,248	38,873
Bajaj Holdings and Investment Ltd.	3,500	50,300
Bank of Baroda	4,881	50,921
Bank of India	7,035	27,182
Bharat Electronics Ltd.	991	16,598
Bharat Heavy Electricals Ltd.	79,565	226,649
Bhushan Steel Ltd.	11,125	86,421
Cairn India Ltd.	76,088	397,446
Canara Bank	5,493	25,109
Central Bank Of India	22,808	18,879
Corporation Bank	250	1,056
Crompton Greaves Ltd.	49,779	103,493
DLF Ltd.	86,664	233,280
EID Parry India Ltd.	7,288	16,613
Essar Oil Ltd.*	15,426	13,554
Essar Ports Ltd.	2,998	3,015
Federal Bank Ltd.	48,135	65,524
Fortis Healthcare Ltd.*	5,998	9,959
GAIL India Ltd.	46,438	257,735
GAIL India Ltd., GDR	155	5,152
Great Eastern Shipping Co., Ltd. (The)	8,730	44,881
Gujarat State Petronet Ltd.	2,936	2,905
Hexa Tradex Ltd.*	2,323	898
Hindalco Industries Ltd.	260,487	516,089
ICICI Bank Ltd., ADR(a)	14,990	557,178
IDBI Bank Ltd.	16,131	17,342
IDFC Ltd.	28,677	50,928
IFCI Ltd.	14,171	5,911
Indiabulls Housing Finance Ltd.	1,875	7,211
Indian Bank	12,173	22,770
Indian Hotels Co., Ltd.	47,733	47,420
Indian Overseas Bank	26,718	22,332
ING Vysya Bank Ltd.	770	7,594
Jaiprakash Associates Ltd.	179,807	158,281
Jammu & Kashmir Bank Ltd.	2,469	57,501
Jaypee Infratech Ltd.	42,410	15,838
Jindal Saw Ltd.	11,615	9,239
Jindal Steel & Power Ltd.	29,112	122,792
JSW Energy Ltd.	96,702	88,330
JSW Steel Ltd.	21,302	349,931
MAX India Ltd.	5,016	17,459
Mphasis Ltd.	1,843	13,050
National Aluminium Co., Ltd.	72,404	44,481
Oriental Bank of Commerce	7,526	27,851
Piramal Enterprises Ltd.	8,131	71,944
Prestige Estates Projects Ltd.	5,865	15,361
Reliance Capital Ltd.	8,971	52,364
Reliance Communications Ltd.	126,655	266,394
Reliance Industries Ltd.	193,021	2,789,763
Reliance Industries Ltd., GDR(b)	16,067	466,586
Reliance Power Ltd.*	143,514	169,488
Sesa Sterlite Ltd.	58,965	192,372
Sesa Sterlite Ltd., ADR	19,540	257,146
Sintex Industries Ltd.	2,823	1,547
Sobha Developers Ltd.	6,105	30,794
State Bank of India Ltd.	12,285	349,811
State Bank of India Ltd., GDR	1,400	80,010
Syndicate Bank	19,381	29,672
Tata Chemicals Ltd.	12,834	56,903
Tata Communications Ltd.	3,001	14,982
Tata Global Beverages Ltd.	31,874	82,448
Tata Steel Ltd.	73,608	503,433
TV18 Broadcast Ltd.*	108,396	41,708
Union Bank of India	6,100	12,889

See notes to financial statements.
2

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Unitech Ltd.*	140,124	$34,547
UPL Ltd.	50,040	159,937
Videocon Industries Ltd.	10,038	27,913
		10,036,517
Indonesia — 2.1%
Adaro Energy Tbk PT	2,481,500	222,254
Alam Sutera Realty Tbk PT	2,147,000	75,860
Aneka Tambang Tbk PT	534,000	47,827
Astra Agro Lestari Tbk PT	15,000	30,937
Bakrie and Brothers Tbk PT*	584,500	2,401
Bank Danamon Indonesia Tbk PT	298,273	92,521
Bank Mandiri Tbk PT	237,500	153,194
Bank Negara Indonesia Persero Tbk PT	1,109,366	360,065
Bank Pan Indonesia Tbk PT*	1,140,000	61,824
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	143,000	10,458
Bank Tabungan Negara Tbk PT	401,090	28,673
Bhakti Investama Tbk PT	2,191,000	61,211
Borneo Lumbung Energi & Metal Tbk PT*	290,500	4,153
Bumi Resources Minerals Tbk PT*	291,500	4,767
Bumi Resources Tbk PT*	318,500	7,851
Bumi Serpong Damai Tbk PT	170,000	18,020
Ciputra Development Tbk PT	1,821,500	112,254
Gajah Tunggal Tbk PT	257,000	35,477
Garuda Indonesia Persero Tbk PT*	350,500	14,400
Global Mediacom Tbk PT	654,500	102,182
Holcim Indonesia Tbk PT	213,000	39,817
Indah Kiat Pulp and Paper Corp., Tbk PT*	344,500	39,630
Indika Energy Tbk PT	43,500	2,109
Indofood Sukses Makmur Tbk PT	536,500	290,953
Japfa Comfeed Indonesia Tbk PT	370,000	37,091
Krakatau Steel Persero Tbk PT*	252,500	10,270
Lippo Karawaci Tbk PT	3,232,875	241,735
Matahari Putra Prima Tbk PT	130,500	20,803
Medco Energi Internasional Tbk PT	219,000	37,790
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	519,500	82,386
Salim Ivomas Pratama Tbk PT	176,000	11,280
Sentul City Tbk PT*	1,701,500	21,950
Sinar Mas Multiartha Tbk PT(c)	7,500	2,034
Timah Tbk PT	284,500	37,403
United Tractors Tbk PT	132,000	206,081
Vale Indonesia Tbk PT	415,000	90,366
XL Axiata Tbk PT	99,000	42,301
		2,660,328
Korea — 14.3%
BS Financial Group, Inc.*	8,140	123,409
CJ Corp.*	1,399	154,435
CJ E&M Corp.*	535	15,462
CJ Korea Express Co., Ltd.*	646	61,212
Daelim Industrial Co., Ltd.*	3,325	296,473
Daewoo Engineering & Construction Co., Ltd.*	12,790	89,319
Daewoo Securities Co., Ltd.	22,417	189,048
Daishin Securities Co., Ltd.	3,000	22,315
Daou Technology, Inc.*	1,670	23,974
DGB Financial Group, Inc.*	9,150	143,057
Dongkuk Steel Mill Co., Ltd.*	3,800	47,349
Doosan Corp.	538	71,115
Doosan Engine Co., Ltd.*	1,470	12,327
Doosan Heavy Industries & Construction Co., Ltd.*	4,130	138,534
Doosan Infracore Co., Ltd.*	2,690	32,116
E-Mart Co., Ltd.*	1,336	337,371
GS Engineering & Construction Corp.*	4,395	127,017
GS Holdings Corp.*	5,614	304,811
Hana Financial Group, Inc.	20,521	853,624
Hanil Cement Co., Ltd.*	309	24,887
Hanjin Heavy Industries & Construction Co., Ltd.*	3,511	40,089
Hanjin Shipping Co., Ltd.*	5,641	40,944
Hansol Paper Co., Ltd.*	2,970	31,801
Hanwha Chem Corp.*	10,960	223,801
Hanwha Corp.*	4,910	182,377
Hanwha Life Insurance Co., Ltd.	14,250	102,485
Hyosung Corp.*	3,003	200,039
Hyundai Development Co.*	5,330	117,171
Hyundai Heavy Industries Co., Ltd.	3,031	738,112
Hyundai Motor Co.*	2,560	573,686
Hyundai Securities Co.	13,937	77,255
Hyundai Steel Co.*	7,089	579,695
Industrial Bank of Korea*	12,480	143,679
KB Financial Group, Inc.*	1,370	54,847
KB Financial Group, Inc., ADR*	27,494	1,113,782
KCC Corp.	487	216,193
Kolon Industries, Inc.*	1,509	78,213
Korea Investment Holdings Co., Ltd.	4,250	164,306
Korean Air Lines Co., Ltd.*	350	10,347
Korean Reinsurance Co.	4,753	51,568
LG Corp.*	9,696	587,998
LG Display Co., Ltd.*	4,160	99,925
LG Display Co., Ltd., ADR(a)*	36,526	443,426
LG Electronics, Inc.*	12,798	825,834
LG Hausys Ltd.*	353	47,330
LG International Corp.*	3,030	82,544
LG Uplus Corp.*	10,670	108,687
LIG Insurance Co., Ltd.	1,710	53,389
Lotte Chemical Corp.*	296	65,070
Lotte Chilsung Beverage Co., Ltd.*	62	89,591
Lotte Confectionery Co., Ltd.*	75	135,879
Lotte Shopping Co., Ltd.*	1,058	405,014
Mando Corp.*	153	18,122
Mirae Asset Securities Co., Ltd.	1,950	70,953
Nong Shim Co., Ltd.*	100	23,784
Poongsan Corp.*	2,070	56,097
POSCO	336	103,950
POSCO, ADR	26,341	2,054,598
Samsung C&T Corp.*	11,993	688,659
Samsung Life Insurance Co., Ltd.	473	46,612
Samsung SDI Co., Ltd.*	3,143	482,462
Samyang Holdings Corp.*	204	14,420
Seah Besteel Corp.*	1,570	38,530
SeAH Steel Corp.*	130	10,877
Shinhan Financial Group Co., Ltd.*	8,700	389,928
Shinhan Financial Group Co., Ltd., ADR*	24,410	1,115,537
Shinsegae Co., Ltd.*	511	122,260
SK Chemicals Co., Ltd.*	1,425	74,535
SK Gas Co., Ltd.*	322	22,853
SK Holdings Co., Ltd.*	2,617	473,631
SK Innovation Co., Ltd.*	7,248	971,803
SK Networks Co., Ltd.*	13,860	99,286
SKC Co., Ltd.*	110	3,184
STX Offshore & Shipbuilding Co., Ltd.*	1,566	9,942
STX Pan Ocean Co., Ltd.*	12,030	8,686
Sungwoo Hitech Co., Ltd.*	1,265	18,459
Taekwang Industrial Co., Ltd.*	36	44,004
Tongyang Life Insurance	3,790	40,760
Woori Finance Holdings Co., Ltd.*	16,870	212,603
Woori Finance Holdings Co., Ltd., ADR*	3,675	140,863

See notes to financial statements.
3

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Woori Investment & Securities Co., Ltd.	15,300	$139,032
Young Poong Corp.*	19	22,810
		18,272,172
Malaysia — 4.4%
Affin Holdings Berhad	96,900	122,771
AirAsia BHD	191,600	128,689
Alliance Financial Group Berhad	97,000	140,962
AMMB Holdings Berhad	201,687	445,799
Batu Kawan Berhad	18,800	112,496
Berjaya Corp. Berhad	306,100	55,136
Berjaya Land Berhad	215,200	55,516
Boustead Holdings Berhad	58,184	99,830
Cahya Mata Sarawak Bhd	16,900	35,446
DRB-Hicom Berhad	153,000	131,723
Eastern & Oriental Bhd	137,500	79,339
Genting Bhd	154,800	484,887
Genting Malaysia Bhd	309,400	413,730
HAP Seng Consolidated Berhad	109,300	100,441
Hap Seng Plantations Holdings Berhad	19,600	16,037
Hong Leong Financial Group Berhad	26,900	127,129
IGB Corp. Berhad	137,383	114,084
IJM Corp. Berhad	208,680	374,611
IJM Land Bhd	60,000	46,710
IJM Plantations Bhd	26,300	28,504
Jaya Tiasa Holdings BHD	54,200	33,756
Kulim Malaysia Berhad	70,100	73,620
Mah Sing Group Bhd	126,699	87,419
Malaysia Airports Holdings Bhd	43,100	118,425
Malaysian Airline System Bhd*	450,000	42,589
Malaysian Bulk Carriers Bhd	60,500	32,693
Malaysian Resources Corp. Bhd	193,900	76,364
Media Prima Bhd	30,700	24,556
MISC Berhad*	168,520	293,257
MMC Corp. Berhad	138,000	121,337
Multi-Purpose Holdings BHD	86,100	83,064
Oriental Holdings Berhad	23,560	61,067
OSK Holdings Berhad	83,537	42,081
Parkson Holdings Bhd	38,900	32,659
Pos Malaysia Berhad	7,300	12,213
PPB Group Berhad	75,800	373,504
RHB Capital Berhad	57,616	138,961
Shell Refining Co., Federation of Malaya Berhad	8,600	16,698
SP Setia Bhd	47,400	43,558
Star Publications Malaysia Bhd	6,200	4,221
Sunway Bhd	107,500	89,269
Supermax Corp. Bhd	22,500	19,028
TA Global Berhad	55,560	5,004
TAN Chong Motor Holdings BHD	9,600	18,142
Time dotCom Bhd*	57,980	62,839
UOA Development Bhd	42,400	25,112
Wah Seong Corp. Bhd	3,531	1,779
WCT Holdings Bhd	140,290	87,802
YTL Corp. Berhad	885,409	437,906
		5,572,763
Mexico — 7.1%
Alfa SAB de CV, Class A	314,000	885,015
Alpek SA de CV	26,619	60,673
America Movil SAB de CV, Series L, ADR(a)	10,226	238,982
Arca Continental SAB de CV	32,001	199,753
Cemex SAB de CV*	460,361	539,465
Cemex SAB de CV, ADR(a)*	74,761	884,423
Controladora Comercial Mexicana SAB de CV	36,957	160,492
Empresas ICA SAB de CV, ADR(a)*	1,800	15,210
Fomento Economico Mexicano SAB de CV, ADR(a)	20,700	2,025,909
Gruma SAB de CV, Class B*	9,300	70,303
Grupo Aeroportuario del Pacifico SAB de CV, ADR(a)	5,200	276,744
Grupo Aeroportuario del Sureste SAB de CV, ADR(a)	1,900	236,797
Grupo Carso SAB de CV, Series A	47,917	252,898
Grupo Comercial Chedraui SA de CV	26,226	92,358
Grupo Elektra SAB de CV	4,550	154,728
Grupo Financiero Banorte SAB de CV	112,200	784,923
Grupo Financiero Inbursa SA	74,100	209,647
Grupo Mexico SAB de CV, Series B	245,069	809,170
Grupo Simec SAB de CV, Series B*	9,900	41,248
Grupo Televisa SAB	23,287	140,187
Grupo Televisa SAB, ADR(a)	2,728	82,549
Industrias Bachoco SAB de CV, ADR(a)	593	23,880
Industrias CH SAB de CV, Series B*	22,900	154,695
Inmuebles Carso SAB de CV*	47,917	51,270
Megacable Holdings SAB de CV	8,073	27,298
Mexichem SAB de CV	16,246	67,565
Minera Frisco SAB de CV*	24,436	50,438
OHL Mexico SAB de CV*	62,300	158,750
Organizacion Soriana SAB de CV, Class B*	101,054	363,768
TV Azteca SAB de CV	46,061	24,554
		9,083,692
Philippines — 0.9%
Alliance Global Group, Inc.	109,800	63,828
BDO Unibank, Inc.	49,100	75,892
China Banking Corp.	7,546	10,031
Filinvest Development Corp.	53,300	5,284
Filinvest Land, Inc.	857,000	27,226
First Philippine Holdings Corp.	33,750	40,835
JG Summit Holdings, Inc.	126,800	110,137
LT Group, Inc.	175,000	60,880
Megaworld Corp.	2,853,000	208,274
Metropolitan Bank & Trust	104,025	177,076
Petron Corp.	136,500	42,934
Philippine National Bank*	20,990	40,791
Rizal Commercial Banking Corp.	3,180	3,045
Robinsons Land Corp.	210,400	94,623
San Miguel Corp.	86,300	121,529
SM Prime Holdings, Inc.	101,645	33,620
Top Frontier Investment Holdings, Inc.(d)*	8,630	7,486
Union Bank Of Philippines	1,570	4,457
Vista Land & Lifescapes, Inc.	520,300	60,960
		1,188,908
Poland — 2.2%
Asseco Poland SA	10,620	161,600
Enea SA	15,499	69,773
Grupa Azoty SA	1,600	33,101
Grupa Lotos SA*	10,150	119,103
Jastrzebska Spolka Weglowa SA	3,673	64,596
Kernel Holding SA*	2,981	37,565
Netia SA*	29,228	50,986
Orbis SA	1,581	21,033
PGE SA	184,421	993,818
Polski Koncern Naftowy Orlen SA	75,525	1,024,983
Tauron Polska Energia SA	113,842	164,674
		2,741,232

See notes to financial statements.
4

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Russia — 4.8%
Federal Hydrogenerating Co., ADR	317,400	$547,833
Gazprom OAO, ADR	632,816	5,410,577
Magnitogorsk Iron & Steel Works, GDR*	22,300	66,855
Magnitogorsk Iron & Steel Works, GDR*	11,936	35,784
Mechel, ADR(a)*	16,420	42,035
		6,103,084
South Africa — 7.7%
Aeci Ltd.	6,465	77,038
African Bank Investments Ltd.	72,611	83,409
African Rainbow Minerals Ltd.	15,770	284,131
Anglo American Platinum Ltd.*	2,853	107,133
AngloGold Ashanti Ltd.	7,732	90,602
AngloGold Ashanti Ltd., ADR	47,650	558,458
ArcelorMittal South Africa Ltd.*	23,974	85,246
Aveng Ltd.*	43,063	108,540
Barclays Africa Group Ltd.	25,008	315,282
Barloworld Ltd.	30,789	293,538
Caxton and CTP Publishers and Printers Ltd.	18,814	32,642
DataTec Ltd.	12,050	59,492
Exxaro Resources Ltd.	12,588	175,752
Gold Fields Ltd.	3,156	9,895
Gold Fields Ltd., ADR(a)	87,771	280,867
Grindrod Ltd.	47,796	127,714
Harmony Gold Mining Co., Ltd., ADR	47,914	121,222
Illovo Sugar Ltd.	1,458	3,871
Impala Platinum Holdings Ltd.	58,421	685,013
Investec Ltd.	35,409	251,475
JD Group Ltd.	5,568	15,398
Liberty Holdings Ltd.	8,180	94,823
Mmi Holdings Ltd.	145,339	350,532
Mondi Ltd.	5,617	96,223
Murray & Roberts Holdings Ltd.*	41,444	105,921
Nedbank Group Ltd.	20,163	403,644
Northam Platinum Ltd.*	36,004	144,153
Royal Bafokeng Platinum Ltd.*	2,402	13,510
Sanlam Ltd.	93,107	472,547
Sappi Ltd.*	33,103	103,348
Sappi Ltd., ADR*	44,800	137,088
Sasol Ltd.	25,479	1,249,661
Sasol Ltd., ADR(a)	13,405	662,877
Sibanye Gold Ltd.	3,156	3,701
Sibanye Gold Ltd., ADR(a)	15,156	72,900
Standard Bank Group Ltd.	86,122	1,062,527
Steinhoff International Holdings Ltd.	188,768	812,116
Telkom SA SOC Ltd.*	32,993	88,065
Tongaat Hulett Ltd.	7,317	79,308
Trencor Ltd.	16,086	105,809
		9,825,471
Taiwan — 15.2%
Ability Enterprise Co., Ltd.	42,000	26,494
Acer, Inc.*	412,000	252,977
Alpha Networks, Inc.	28,000	20,293
Altek Corp.	34,151	24,006
Ambassador Hotel (The)	20,000	19,964
AmTRAN Technology Co., Ltd.	99,360	67,344
Ardentec Corp.	30,300	22,265
Asia Cement Corp.	143,715	186,132
Asia Optical Co., Inc.*	16,000	15,783
Asia Polymer Corp.	25,000	21,893
Asustek Computer, Inc.	25,000	224,806
AU Optronics Corp.*	705,000	225,195
AU Optronics Corp., ADR(a)*	73,574	229,551
BES Engineering Corp.	229,000	69,076
Capital Securities Corp.	239,661	88,857
Cathay Real Estate Development Co., Ltd.	100,000	63,080
Chang Hwa Commercial Bank	491,688	302,732
Cheng Loong Corp.	114,000	54,890
Cheng Uei Precision Industry Co., Ltd.	62,543	125,491
Chia Hsin Cement Corp.*	22,000	11,589
Chin-Poon Industrial Co., Ltd.	21,000	35,090
China Airlines Ltd.*	422,111	155,086
China Development Financial Holding Corp.	1,138,468	343,792
China Life Insurance Co., Ltd.	377,480	382,502
China Manmade Fibers Corp.*	89,000	37,626
China Motor Corp.	71,195	68,917
China Petrochemical Development Corp.	272,525	124,359
China Synthetic Rubber Corp.	56,203	52,991
Chinatrust Financial Holding Co., Ltd.	826,863	564,587
Chung Hung Steel Corp.*	105,000	30,158
Chung Hwa Pulp Corp.*	102,000	32,171
CMC Magnetics Corp.*	349,000	57,379
Compal Electronics, Inc.	635,000	486,847
Compeq Manufacturing Co., Ltd.	118,000	69,089
Continental Holdings Corp.	40,000	14,428
Coretronic Corp.	108,000	106,719
CSBC Corp.	67,240	43,317
D-Link Corp.	72,000	43,606
E Ink Holdings, Inc.*	88,000	48,276
E.Sun Financial Holding Co., Ltd.	372,660	247,577
Elitegroup Computer Systems Co., Ltd.	77,878	44,552
Entie Commercial Bank	7,000	3,500
Epistar Corp.*	148,000	285,040
Eternal Chemical Co., Ltd.	36,000	35,029
Evergreen International Storage & Transport Corp.	54,000	37,687
Evergreen Marine Corp. Taiwan Ltd.*	272,599	166,467
Everlight Electronics Co., Ltd.	16,000	36,774
Far Eastern International Bank	76,493	31,954
Farglory Land Development Co., Ltd.	43,721	74,082
Federal Corp.	5,000	3,926
First Financial Holding Co., Ltd.	608,560	378,774
Formosa Epitaxy, Inc.*	21,000	12,014
Formosa Taffeta Co., Ltd.	67,000	81,043
Formosan Rubber Group, Inc.	68,000	63,999
Foxconn Technology Co., Ltd.	108,000	252,212
Fubon Financial Holding Co., Ltd.	684,211	1,000,943
Gemtek Technology Corp.	47,000	44,471
Getac Technology Corp.	45,000	23,328
Gigabyte Technology Co., Ltd.	52,000	62,811
Gintech Energy Corp.*	48,049	54,815
Gloria Material Technology Corp.	27,300	19,969
Goldsun Development & Construction Co., Ltd.	193,953	80,696
Grand Pacific Petrochemical	168,000	130,495
Great Wall Enterprise Co., Ltd.	51,000	45,176
Green Energy Technology, Inc.*	40,149	42,300
HannStar Display Corp.*	398,000	147,563
Hey Song Corp.	30,750	36,112
Ho Tung Chemical Corp.	97,100	46,915
Holy Stone Enterprise Co., Ltd.	18,200	23,083
HTC Corp.	26,000	123,006
Hua Nan Financial Holdings Co., Ltd.	352,228	205,639
Hung Sheng Construction Co., Ltd.	79,000	64,279
Innolux Corp.*	1,137,302	433,116
Inotera Memories, Inc.*	311,000	229,570
Inventec Co., Ltd.	200,282	177,074
Jih Sun Financial Holdings Co., Ltd.	206,315	59,880

See notes to financial statements.
5

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Kindom Construction Co., Ltd.	63,000	$72,082
King Yuan Electronics Co., Ltd.	185,100	127,008
King's Town Bank	46,000	43,834
Kinpo Electronics	122,000	44,824
LCY Chemical Corp.	37,000	48,107
Lealea Enterprise Co., Ltd.	55,620	20,715
Lextar Electronics Corp.	40,000	42,143
Li Peng Enterprise Co., Ltd.*	79,000	38,435
Lien Hwa Industrial Corp.	62,829	40,897
Lite-On Technology Corp.	185,617	297,700
Macronix International*	577,044	129,916
Masterlink Securities Corp.	113,000	39,242
Mega Financial Holding Co., Ltd.	851,704	717,291
Mercuries & Associates Ltd.	27,000	19,115
Mercuries Life Insurance Co., Ltd.*	59,000	42,166
Micro-Star International Co., Ltd.	91,374	74,194
Mitac Holdings Corp.*	69,219	66,888
Motech Industries, Inc.*	35,000	71,753
Nan Ya Printed Circuit Board Corp.*	24,200	30,287
Neo Solar Power Corp.*	69,878	103,281
Nien Hsing Textile Co., Ltd.	19,358	19,940
Pan-International Industrial	34,209	26,055
Pegatron Corp.	287,249	370,103
POU Chen Corp.	167,133	249,829
Powertech Technology, Inc.	107,000	163,533
President Securities Corp.	101,653	60,371
Qisda Corp.*	224,400	55,190
Radium Life Tech Co., Ltd.	37,783	30,362
Rich Development Co., Ltd.	32,978	14,772
Ritek Corp.*	428,399	72,589
Sanyang Industry Co., Ltd.	573	939
Shihlin Electric & Engineering Corp.	17,000	21,675
Shin Kong Financial Holding Co., Ltd.	1,062,665	367,254
Shin Zu Shing Co., Ltd.	16,000	39,942
Shinkong Synthetic Fibers Corp.	186,151	65,270
Sincere Navigation Corp.	27,000	25,729
Sino-American Silicon Products, Inc.*	93,000	158,206
SinoPac Financial Holdings Co., Ltd.	562,502	280,274
Solar Applied Materials Technology Co.	25,000	21,390
TA Chen Stainless Pipe*	79,200	37,469
Ta Chong Bank Co., Ltd.*	150,062	54,630
Taichung Commercial Bank	155,916	57,285
Tainan Spinning Co., Ltd.	136,910	96,699
Taishin Financial Holding Co., Ltd.	480,649	236,264
Taiwan Business Bank*	230,035	70,006
Taiwan Cement Corp.	292,772	454,333
Taiwan Cogeneration Corp.	29,000	16,931
Taiwan Cooperative Financial Holding	426,230	233,112
Taiwan Fertilizer Co., Ltd.	103,000	233,278
Taiwan Glass Industrial Corp.	85,164	94,727
Taiwan Life Insurance Co., Ltd.*	46,638	44,129
Taiwan PCB Techvest Co., Ltd.	7,000	8,361
Taiwan Surface Mounting Technology Co., Ltd.	25,200	38,049
Taiwan Tea Corp.*	80,000	67,106
Tatung Co., Ltd.*	323,784	89,845
Teco Electric and Machinery Co., Ltd.	247,000	283,022
Ton Yi Industrial Corp.	35,950	36,911
Tong Yang Industry Co., Ltd.	39,921	59,741
Tripod Technology Corp.	19,000	34,043
Tung Ho Steel Enterprise Corp.	119,000	104,612
U-Ming Marine Transport Corp.	12,000	21,541
Unimicron Technology Corp.	197,000	149,385
Union Bank Of Taiwan*	78,340	28,783
United Microelectronics Corp.	2,063,513	855,080
Universal Cement Corp.	57,000	54,029
UPC Technology Corp.	127,125	61,636
USI Corp.	74,000	51,397
Wah Lee Industrial Corp.	25,000	39,718
Walsin Lihwa Corp.*	497,000	159,422
Wan Hai Lines Ltd.	121,650	63,267
Win Semiconductors Corp.	66,000	61,453
Winbond Electronics Corp.*	389,000	104,417
Wintek Corp.*	292,099	101,929
Wisdom Marine Lines Co., Ltd.	14,700	17,238
Wistron Corp.	315,420	265,112
WT Microelectronics Co., Ltd.	47,000	55,589
Yageo Corp.*	158,900	57,315
Yang Ming Marine Transport Corp.*	189,365	88,635
YFY, Inc.	150,385	75,184
Yieh Phui Enterprise Co., Ltd.*	136,213	44,241
Yuanta Financial Holding Co., Ltd.	1,319,503	788,067
Yulon Motor Co., Ltd.	132,272	239,659
		19,402,180
Thailand — 3.0%
AP Thailand PCL	73,000	9,775
Bangchak Petroleum PCL	74,000	63,055
Bangkok Bank PCL, ADR	99,000	536,275
Bangkok Expressway PCL	63,900	65,145
Bangkok Insurance PCL	1,500	16,936
Bangkokland PCL(a)	1,494,000	70,017
Banpu PCL	174,600	160,732
Delta Electronics Thai PCL	32,600	53,077
Esso Thailand PCL	97,600	17,821
Hana Microelectronics PCL	43,900	33,733
IRPC PCL	1,049,100	104,080
Kiatnakin Bank PCL	33,300	37,749
Krung Thai Bank PCL	497,575	249,847
MBK PCL	400	1,704
Precious Shipping PCL	58,400	37,855
PTT Global Chemical PCL	214,828	516,476
PTT PCL	130,100	1,132,337
Sansiri PCL	713,100	38,845
Sri Trang Agro-Industry PCL	67,800	26,823
Thai Airways International PCL	96,000	40,317
Thai Oil PCL	121,700	208,327
Thanachart Capital PCL	81,200	79,693
Thoresen Thai Agencies PCL*	91,400	48,398
TMB Bank PCL	526,600	33,013
Total Access Communication PCL	45,100	133,131
TPI Polene PCL	113,900	37,435
Vinythai PCL	42,500	13,580
		3,766,176
Turkey — 1.6%
Akbank TAS	79,055	246,472
Akenerji Elektrik Uretim AS*	24,779	13,837
Akfen Holding AS	14,522	28,720
Aksa Akrilik Kimya Sanayii	9,237	34,472
Aksigorta AS	1,664	2,067
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,987	21,497
Asya Katilim Bankasi AS*	9,747	6,577
Cimsa Cimento Sanayi VE Tica AS	4,854	25,749
Dogan Sirketler Grubu Holding AS*	69,540	23,299
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	6,870	6,745
Eregli Demir ve Celik Fabrikalari TAS	205,150	246,295
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D*	43,426	21,420
KOC Holding AS	86,832	355,571
See notes to financial statements.
6

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2013 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Turkey (Continued)
Koza Anadolu Metal Madencilik Isletmeleri AS*	13,776	$15,513
Petkim Petrokimya Holding AS*	30,112	38,253
Sekerbank TAS*	45,363	43,907
Selcuk Ecza Deposu Ticaret ve Sanayi AS	11,784	10,199
Tekfen Holding AS	23,735	55,334
Trakya Cam Sanayi AS	43,499	51,413
Turk Hava Yollari	36,793	110,259
Turk Sise ve Cam Fabrikalari AS	61,772	78,185
Turkiye Is Bankasi	153,274	331,654
Turkiye Sinai Kalkinma Bankasi AS	46,465	39,568
Turkiye Vakiflar Bankasi TAO	67,813	120,542
Yapi ve Kredi Bankasi AS	43,747	75,728
		2,003,276
TOTAL COMMON STOCKS
(Identified Cost $120,524,617)		120,857,853

PREFERRED STOCKS — 3.5%
Brazil — 3.5%
Braskem SA, ADR(a)*	10,100	180,285
Braskem SA, PF A*	8,300	73,880
Gerdau SA	8,800	68,408
Klabin SA, PF	2,987	15,522
Petroleo Brasileiro SA	66,359	480,412
Petroleo Brasileiro SA, ADR(a)	182,666	2,683,364
Suzano Papel e Celulose SA	62,200	243,606
Usinas Siderurgicas de Minas Gerais SA, PF A*	96,030	578,398
Vale SA, PF ADR	9,100	127,491
		4,451,366
Colombia — 0.0%
Avianca Holdings SA	2,507	4,806
Grupo de Inversiones Suramericana SA	2,556	46,326
		51,132
TOTAL PREFERRED STOCKS
(Identified Cost $6,450,576)		4,502,498

RIGHTS & WARRANTS — 0.0%
Malaysia — 0.0%
Genting Bhd, expires 12/18/18*	18,275	17,463
TOTAL RIGHTS & WARRANTS
(Identified Cost $8,611)		17,463

SHORT-TERM INVESTMENTS — 1.2%
United States — 1.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,485,596	1,485,596
		1,485,597
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,485,597)		1,485,597

COLLATERAL FOR SECURITIES ON LOAN — 11.0%
Short-Term — 11.0%
State Street Navigator Securities Lending Prime Portfolio	14,091,429	14,091,429
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $14,091,429)		14,091,429
Total Investments — 110.6%
(Identified Cost $142,560,830)#		140,954,840

Liabilities, Less Cash and Other Assets — (10.6%)		(13,566,325)
Net Assets — 100.0%		$127,388,515

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of December 31, 2013, the market value of the securities on loan was $13,580,354.
(b)	144A securities. Securities exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at December 31, 2013 amounted to $466,586 or 0.37% of the net assets of the Fund.
(c)	Bankrupt security/delisted.
(d)	Contingent value rights based on future performance.
#	At December 31, 2013 the aggregate cost of investment securities for U.S. federal income tax purposes was $142,560,830. Net unrealized depreciation aggregated $1,605,990 of which $15,305,785 related to appreciated investment securities and $16,911,775 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt

See notes to financial statements.
7

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
Investment Abbreviations
ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2013
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (90.1%)
Consumer Discretionary — (18.8%)
#	Accordia Golf Co., Ltd.	575,900	$7,265,098	0.3%
#	Adastria Holdings Co., Ltd.	93,320	3,367,586	0.2%
*	Adores, Inc.	90,000	166,550	0.0%
	Aeon Fantasy Co., Ltd.	57,832	884,378	0.0%
*	Agora Hospitality Group Co., Ltd.	339,000	177,821	0.0%
	Ahresty Corp.	115,300	925,957	0.0%
*	Aigan Co., Ltd.	96,200	254,065	0.0%
	Aisan Industry Co., Ltd.	170,000	1,635,623	0.1%
	Akebono Brake Industry Co., Ltd.	83,700	373,046	0.0%
#	Alpen Co., Ltd.	98,000	1,761,829	0.1%
	Alpha Corp.	30,400	303,158	0.0%
	Alpine Electronics, Inc.	272,000	3,811,688	0.2%
	Amiyaki Tei Co., Ltd.	23,500	833,730	0.0%
	Amuse, Inc.	34,099	658,645	0.0%
*	Anrakutei Co., Ltd.	22,000	81,877	0.0%
	AOI Pro, Inc.	39,200	254,896	0.0%
	AOKI Holdings, Inc.	194,200	3,371,216	0.2%
	Aoyama Trading Co., Ltd.	315,900	8,543,285	0.4%
	Arata Corp.	91,000	278,309	0.0%
	Arcland Sakamoto Co., Ltd.	80,500	1,400,849	0.1%
	Asahi Broadcasting Corp.	28,200	183,621	0.0%
#	Asahi Co., Ltd.	78,200	1,089,898	0.1%
#	Asatsu-DK, Inc.	168,000	3,952,312	0.2%
#*	Ashimori Industry Co., Ltd.	319,000	412,524	0.0%
#	ASKUL Corp.	46,600	1,367,217	0.1%
	Atsugi Co., Ltd.	858,000	987,392	0.1%
	Autobacs Seven Co., Ltd.	378,000	5,887,820	0.3%
#	Avex Group Holdings, Inc.	191,300	4,119,893	0.2%
	Belluna Co., Ltd.	193,100	935,376	0.0%
#	Best Bridal, Inc.	91,100	575,334	0.0%
*	Best Denki Co., Ltd.	396,500	581,934	0.0%
#	Bic Camera, Inc.	4,976	2,793,925	0.1%
#	Bookoff Corp.	48,800	321,812	0.0%
	BRONCO BILLY Co., Ltd.	800	14,462	0.0%
	Calsonic Kansei Corp.	903,000	4,666,092	0.2%
#	Can Do Co., Ltd.	64,500	933,756	0.0%
#	Central Sports Co., Ltd.	27,000	392,401	0.0%
	Chiyoda Co., Ltd.	134,600	2,594,595	0.1%
	Chofu Seisakusho Co., Ltd.	88,800	2,098,611	0.1%
	Chori Co., Ltd.	72,900	818,688	0.0%
	Chuo Spring Co., Ltd.	202,000	591,585	0.0%
#*	Clarion Co., Ltd.	101,000	152,177	0.0%
	Cleanup Corp.	133,500	1,208,038	0.1%
	Colowide Co., Ltd.	84,500	849,239	0.0%
#*	COOKPAD, Inc.	46,300	1,449,660	0.1%
	Corona Corp.	80,400	866,686	0.0%
#	Cross Plus, Inc.	22,000	185,408	0.0%
	Daido Metal Co., Ltd.	172,000	1,719,973	0.1%
	Daidoh, Ltd.	126,100	801,979	0.0%
#*	Daiei, Inc. (The)	685,650	2,269,553	0.1%
	Daiichikosho Co., Ltd.	116,000	3,279,955	0.2%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Daikoku Denki Co., Ltd.	41,500	$850,849	0.0%
	Daimaruenawin Co., Ltd.	400	2,696	0.0%
	Dainichi Co., Ltd.	54,900	418,900	0.0%
	Daisyo Corp.	54,300	682,807	0.0%
#	DCM Holdings Co., Ltd.	491,600	3,409,955	0.2%
#	Descente, Ltd.	240,000	1,628,471	0.1%
	Doshisha Co., Ltd.	126,700	1,785,787	0.1%
	Doutor Nichires Holdings Co., Ltd.	173,686	2,897,638	0.1%
	Dunlop Sports Co., Ltd.	77,500	927,211	0.0%
	Dynic Corp.	174,000	304,309	0.0%
	Eagle Industry Co., Ltd.	140,000	2,330,127	0.1%
#	EDION Corp.	528,800	3,093,630	0.1%
	Exedy Corp.	179,600	5,261,238	0.2%
	F-Tech, Inc.	24,600	380,974	0.0%
	FCC Co., Ltd.	197,400	3,936,098	0.2%
	Fields Corp.	78,500	1,518,333	0.1%
	Fine Sinter Co., Ltd.	49,000	143,663	0.0%
	First Juken Co., Ltd.	4,900	68,780	0.0%
	Foster Electric Co., Ltd.	129,400	2,389,695	0.1%
#	France Bed Holdings Co., Ltd.	672,000	1,304,622	0.1%
#	Fuji Co. Ltd/Ehime	105,000	1,790,319	0.1%
	Fuji Corp., Ltd.	127,000	851,928	0.0%
#	Fuji Kiko Co., Ltd.	148,000	477,137	0.0%
	Fuji Oozx, Inc.	6,000	28,161	0.0%
#	Fujibo Holdings, Inc.	732,000	1,579,516	0.1%
	Fujikura Rubber, Ltd.	72,900	708,248	0.0%
#	Fujitsu General, Ltd.	330,000	3,524,576	0.2%
	FuKoKu Co., Ltd.	32,100	307,206	0.0%
#	Funai Electric Co., Ltd.	84,200	1,096,308	0.1%
	Furukawa Battery Co., Ltd.	81,000	464,700	0.0%
*	Futaba Industrial Co., Ltd.	315,800	1,213,569	0.1%
	G-7 Holdings, Inc.	29,200	218,238	0.0%
	G-Tekt Corp.	45,800	1,563,505	0.1%
#	Gakken Holdings Co., Ltd.	322,000	944,776	0.0%
#	Genki Sushi Co., Ltd.	20,500	271,430	0.0%
#	Geo Holdings Corp.	184,700	1,658,775	0.1%
#	GLOBERIDE, Inc.	530,000	786,596	0.0%
	Goldwin, Inc.	188,000	849,517	0.0%
#	Gourmet Kineya Co., Ltd.	87,000	584,788	0.0%
#	GSI Creos Corp.	289,000	450,953	0.0%
	Gulliver International Co., Ltd.	314,400	1,753,497	0.1%
	Gunze, Ltd.	1,111,000	2,788,546	0.1%
#	H-One Co., Ltd.	69,500	662,181	0.0%
#	H2O Retailing Corp.	446,000	3,568,578	0.2%
#	Hagihara Industries, Inc.	11,600	159,727	0.0%
	Hakuyosha Co., Ltd.	65,000	150,656	0.0%
	Happinet Corp.	76,400	674,368	0.0%
	Hard Off Corp. Co., Ltd.	49,700	424,075	0.0%
	Haruyama Trading Co., Ltd.	47,900	337,763	0.0%
#*	Haseko Corp.	177,400	1,351,605	0.1%
	Heiwa Corp.	109,900	1,779,080	0.1%
	HI-LEX Corp.	62,900	1,474,510	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Hiday Hidaka Corp.	47,220	$977,972	0.1%
	Higashi Nihon House Co., Ltd.	206,000	1,032,215	0.1%
	Himaraya Co., Ltd.	35,900	422,208	0.0%
	Hiramatsu, Inc.	130,100	813,259	0.0%
	HIS Co., Ltd.	101,800	5,086,430	0.2%
#	Honeys Co., Ltd.	92,940	904,600	0.0%
#	Hoosiers Holdings Co., Ltd.	153,500	1,103,174	0.1%
#	Ichibanya Co., Ltd.	36,800	1,351,169	0.1%
#*	Ichikoh Industries, Ltd.	294,000	463,574	0.0%
#*	Iida Group Holdings Co., Ltd.	433,721	8,657,122	0.4%
*	IJT Technology Holdings Co., Ltd.	128,280	609,059	0.0%
#	Ikyu Corp.	375	532,329	0.0%
#	Imasen Electric Industrial	77,900	1,118,481	0.1%
	Imperial Hotel, Ltd.	15,900	341,099	0.0%
#	Intage Holdings Inc.	73,400	910,307	0.0%
	Izuhakone Railway Co., Ltd.	300	—	0.0%
#*	Izutsuya Co., Ltd.	555,000	465,417	0.0%
*	Janome Sewing Machine Co., Ltd.	822,000	672,773	0.0%
	Japan Vilene Co., Ltd.	154,000	868,202	0.0%
	Japan Wool Textile Co., Ltd. (The)	336,000	2,440,545	0.1%
#	Jin Co., Ltd.	39,800	1,683,798	0.1%
#*	Joban Kosan Co., Ltd.	163,000	251,274	0.0%
#	Joshin Denki Co., Ltd.	209,000	1,605,602	0.1%
#	JVC Kenwood Corp.	874,630	1,730,411	0.1%
#	Kadokawa Corp.	113,300	3,842,535	0.2%
	Kasai Kogyo Co., Ltd.	141,000	955,532	0.1%
#	Kawai Musical Instruments Manufacturing Co., Ltd.	446,000	792,667	0.0%
	Keihin Corp.	260,200	4,040,035	0.2%
#	Keiyo Co., Ltd.	181,300	807,785	0.0%
	Kentucky Fried Chicken Japan, Ltd.	77,000	1,545,944	0.1%
	Kimoto Co., Ltd.	102,100	948,310	0.1%
*	Kintetsu Department Store Co., Ltd.	45,000	154,456	0.0%
#	Kinugawa Rubber Industrial Co., Ltd.	268,000	1,329,773	0.1%
	Kisoji Co., Ltd.	15,200	268,477	0.0%
	Kitamura Co., Ltd.	2,000	11,565	0.0%
*	KNT-CT Holdings Co., Ltd.	228,000	380,256	0.0%
#	Kohnan Shoji Co., Ltd.	194,000	2,002,521	0.1%
#*	Kojima Co., Ltd.	145,700	396,400	0.0%
	Komatsu Seiren Co., Ltd.	146,000	776,975	0.0%
	Komeri Co., Ltd.	174,100	4,447,222	0.2%
#	Konaka Co., Ltd.	122,960	1,096,540	0.1%
#	Koshidaka Holdings Co., Ltd.	19,300	541,557	0.0%
#	KU Holdings Co., Ltd.	68,200	927,164	0.0%
	Kura Corp.	63,100	952,137	0.1%
	Kurabo Industries, Ltd.	1,272,000	2,250,230	0.1%
	Kuraudia Co., Ltd.	5,700	62,221	0.0%
	KYB Co., Ltd.	892,000	4,697,870	0.2%
#	Kyoritsu Maintenance Co., Ltd.	55,660	2,002,235	0.1%
	Kyoto Kimono Yuzen Co., Ltd.	59,800	615,782	0.0%
	LEC, Inc.	42,800	492,765	0.0%
	Look, Inc.	219,000	583,094	0.0%
	Mamiya-Op Co., Ltd.	285,000	664,739	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
#	Marche Corp.	23,000	$179,057	0.0%
#	Mars Engineering Corp.	48,400	896,015	0.0%
#*	Maruzen CHI Holdings Co., Ltd.	29,800	87,469	0.0%
	Maruzen Co. Ltd	46,000	395,682	0.0%
#	Matsuya Foods Co., Ltd.	48,200	792,573	0.0%
	Meiko Network Japan Co., Ltd.	74,400	794,555	0.0%
*	Meiwa Estate Co., Ltd.	56,900	276,319	0.0%
	Mikuni Corp.	108,000	411,252	0.0%
	Misawa Homes Co., Ltd.	150,900	2,321,581	0.1%
	Mitsuba Corp.	193,990	3,153,170	0.1%
	Mitsui Home Co., Ltd.	170,000	833,687	0.0%
#	Mizuno Corp.	564,000	2,864,241	0.1%
#	Monogatari Corp. (The)	17,600	532,054	0.0%
#	MOS Food Services, Inc.	94,100	1,784,508	0.1%
	Mr Max Corp.	119,000	371,721	0.0%
	Murakami Corp.	11,000	148,967	0.0%
#	Musashi Seimitsu Industry Co., Ltd.	123,200	2,667,084	0.1%
	Nafco Co., Ltd.	32,000	483,619	0.0%
	Nagawa Co., Ltd.	8,500	167,272	0.0%
#*	Naigai Co., Ltd.	1,951,000	1,912,868	0.1%
	Nakayamafuku Co., Ltd.	9,500	75,085	0.0%
	Nice Holdings, Inc.	460,000	1,089,860	0.1%
#	Nifco, Inc.	277,500	7,360,597	0.3%
	Nihon Eslead Corp.	10,800	116,292	0.0%
	Nihon Plast Co., Ltd.	1,600	10,971	0.0%
	Nihon Tokushu Toryo Co., Ltd.	56,000	328,004	0.0%
#*	Nippon Columbia Co., Ltd.	48,199	278,378	0.0%
	Nippon Felt Co., Ltd.	67,200	294,862	0.0%
#	Nippon Piston Ring Co., Ltd.	470,000	899,715	0.0%
	Nippon Seiki Co., Ltd.	248,400	4,810,522	0.2%
	Nishikawa Rubber Co., Ltd.	15,000	258,483	0.0%
	Nishimatsuya Chain Co., Ltd.	290,300	2,276,757	0.1%
	Nissan Shatai Co., Ltd.	2,023	29,411	0.0%
	Nissan Tokyo Sales Holdings Co., Ltd.	236,000	1,029,255	0.1%
#	Nissen Holdings Co., Ltd.	200,491	770,167	0.0%
#	Nissin Kogyo Co., Ltd.	214,800	4,555,232	0.2%
	Nittan Valve Co., Ltd.	82,800	252,750	0.0%
	Noritsu Koki Co., Ltd.	101,700	642,300	0.0%
	Ohashi Technica, Inc.	22,000	201,105	0.0%
#	Ohsho Food Service Corp.	58,100	1,777,720	0.1%
	Onward Holdings Co., Ltd.	753,000	5,708,873	0.3%
#	OPT, Inc.	53,000	503,884	0.0%
#	Otsuka Kagu, Ltd.	40,700	396,771	0.0%
	Pacific Industrial Co., Ltd.	213,100	1,485,470	0.1%
#	Pal Co., Ltd.	61,100	1,496,198	0.1%
#	Paltac Corp.	189,534	2,456,043	0.1%
	PanaHome Corp.	460,200	3,391,690	0.2%
	Parco Co., Ltd.	103,600	976,493	0.1%
	Paris Miki Holdings, Inc.	164,400	754,063	0.0%
	PIA Corp.	100	1,664	0.0%
	Piolax, Inc.	57,900	2,283,520	0.1%
#*	Pioneer Corp.	1,903,400	3,985,418	0.2%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Plenus Co., Ltd.	120,400	$2,691,976	0.1%
	Press Kogyo Co., Ltd.	558,000	2,317,337	0.1%
#	Pressance Corp.	30,800	903,824	0.0%
	Proto Corp.	61,600	860,318	0.0%
	Renaissance, Inc.	39,400	294,087	0.0%
*	Renown, Inc.	326,600	425,215	0.0%
	Resort Solution Co., Ltd.	180,000	416,240	0.0%
	Resorttrust, Inc.	401,216	7,315,092	0.3%
	Rhythm Watch Co., Ltd.	658,000	882,333	0.0%
	Riberesute Corp.	12,700	80,090	0.0%
	Right On Co., Ltd.	79,525	562,376	0.0%
	Riken Corp.	512,000	2,231,126	0.1%
#	Riso Kyoiku Co., Ltd.	153,610	759,798	0.0%
	Roland Corp.	92,800	1,259,646	0.1%
	Round One Corp.	424,200	3,407,672	0.2%
	Royal Holdings Co., Ltd.	135,800	2,035,460	0.1%
	Sagami Chain Co., Ltd.	17,000	145,422	0.0%
	Saizeriya Co., Ltd.	166,500	2,038,563	0.1%
#	Sakai Ovex Co., Ltd.	307,000	640,403	0.0%
	San Holdings, Inc.	14,000	188,015	0.0%
#	Sanden Corp.	623,000	2,961,128	0.1%
	Sanei Architecture Planning Co., Ltd.	43,300	344,928	0.0%
#	Sangetsu Co., Ltd.	168,325	4,195,381	0.2%
#	Sanko Marketing Foods Co., Ltd.	30,400	268,031	0.0%
	Sankyo Seiko Co., Ltd.	188,700	636,625	0.0%
	Sanoh Industrial Co., Ltd.	140,500	979,140	0.1%
	Sanyo Electric Railway Co., Ltd.	110,000	439,900	0.0%
	Sanyo Housing Nagoya Co., Ltd.	51,800	575,937	0.0%
	Sanyo Shokai, Ltd.	678,000	1,835,657	0.1%
	Scroll Corp.	152,100	493,255	0.0%
	Seiko Holdings Corp.	861,407	4,247,805	0.2%
	Seiren Co., Ltd.	296,700	2,359,272	0.1%
	Senshukai Co., Ltd.	183,700	1,536,875	0.1%
#	Septeni Holdings Co., Ltd.	78,600	975,180	0.1%
#	Seria Co., Ltd.	95,700	3,847,138	0.2%
#	Shidax Corp.	85,200	424,657	0.0%
#	Shikibo, Ltd.	802,000	1,029,477	0.1%
	Shimachu Co., Ltd.	273,900	6,485,022	0.3%
	Shimojima Co., Ltd.	23,800	221,488	0.0%
	Shiroki Corp.	285,000	607,013	0.0%
	Shobunsha Publications, Inc.	279,800	1,730,619	0.1%
	Showa Corp.	320,400	5,168,773	0.2%
	SKY Perfect JSAT Holdings, Inc.	900,500	4,873,934	0.2%
	SNT Corp.	110,200	428,765	0.0%
	Soft99 Corp.	70,600	460,809	0.0%
	Sotoh Co., Ltd.	49,700	428,524	0.0%
	SPK Corp.	17,200	300,909	0.0%
#	St Marc Holdings Co., Ltd.	45,300	2,166,158	0.1%
#	Starbucks Coffee Japan, Ltd.	130,600	1,447,720	0.1%
	Starts Corp., Inc.	86,000	1,231,908	0.1%
	Step Co., Ltd.	39,200	304,731	0.0%
#	Studio Alice Co., Ltd.	53,000	697,812	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Suminoe Textile Co., Ltd.	342,000	$944,085	0.0%
	Sumitomo Forestry Co., Ltd.	268,366	3,124,820	0.1%
	Suncall Corp.	28,000	183,255	0.0%
	T RAD Co., Ltd.	373,000	1,015,085	0.1%
	T-Gaia Corp.	30,900	348,314	0.0%
#	Tachi-S Co., Ltd.	167,540	2,319,331	0.1%
#	Tachikawa Corp.	50,800	247,560	0.0%
	Taiho Kogyo Co., Ltd.	98,300	1,147,595	0.1%
	Taka-Q, Ltd.	22,500	65,054	0.0%
	Takamatsu Construction Group Co., Ltd.	90,500	1,626,688	0.1%
	Takata Corp.	1,500	43,038	0.0%
	Take And Give Needs Co., Ltd.	51,070	1,114,150	0.1%
	Takihyo Co., Ltd.	76,000	298,305	0.0%
#	Tamron Co., Ltd.	95,700	2,321,415	0.1%
#	TBK Co., Ltd.	116,000	629,862	0.0%
*	Ten Allied Co., Ltd.	50,000	146,197	0.0%
	Tigers Polymer Corp.	59,000	256,159	0.0%
	Toa Corp.	103,000	1,012,544	0.1%
	Toabo Corp.	529,000	402,572	0.0%
	Toei Animation Co., Ltd.	22,500	552,280	0.0%
	Toei Co., Ltd.	416,000	2,355,654	0.1%
	Tohokushinsha Film Corp.	24,300	201,475	0.0%
	Tokai Rika Co., Ltd.	295,500	5,883,627	0.3%
	Tokai Rubber Industries, Ltd.	225,500	2,206,613	0.1%
#	Token Corp.	43,950	2,111,378	0.1%
	Tokyo Derica Co., Ltd.	24,600	354,645	0.0%
	Tokyo Dome Corp.	984,200	6,527,760	0.3%
	Tokyo Soir Co., Ltd.	15,000	36,190	0.0%
#	Tokyu Recreation Co., Ltd.	79,000	433,475	0.0%
	Tomy Co., Ltd.	379,793	1,693,133	0.1%
	Topre Corp.	214,500	3,179,708	0.1%
#	Toridoll.corp	94,600	849,353	0.0%
#	Tosho Co., Ltd.	24,000	415,243	0.0%
	Toyo Tire & Rubber Co., Ltd.	1,080,000	6,165,969	0.3%
	TPR Co., Ltd.	117,900	2,002,738	0.1%
	TS Tech Co., Ltd.	11,200	378,010	0.0%
	TSI Holdings Co., Ltd.	516,595	3,459,249	0.2%
	Tsukamoto Corp. Co., Ltd.	190,000	292,602	0.0%
	Tsutsumi Jewelry Co., Ltd.	49,300	1,147,012	0.1%
	Tv Tokyo Holdings Corp.	34,800	554,804	0.0%
	Tyo, Inc.	90,800	140,278	0.0%
#	U-Shin, Ltd.	148,800	1,089,095	0.1%
	Unipres Corp.	205,800	3,859,477	0.2%
	United Arrows, Ltd.	100,000	3,742,001	0.2%
*	Unitika, Ltd.	140,000	85,232	0.0%
	Universal Entertainment Corp.	66,800	1,237,362	0.1%
#*	Usen Corp.	659,680	2,645,980	0.1%
#	Village Vanguard Co., Ltd.	25,800	335,813	0.0%
	VT Holdings Co., Ltd.	148,200	2,438,390	0.1%
	Wacoal Holdings Corp.	461,000	4,693,769	0.2%
#	Watabe Wedding Corp.	43,000	267,128	0.0%
#	WATAMI Co., Ltd.	120,300	1,579,183	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
#	West Holdings Corp.	84,400	$1,084,361	0.1%
	Wowow, Inc.	28,300	961,626	0.1%
	Xebio Co., Ltd.	145,500	2,793,019	0.1%
	Yachiyo Industry Co., Ltd.	8,800	61,546	0.0%
	Yamato International, Inc.	20,400	85,898	0.0%
	Yellow Hat, Ltd.	95,400	1,700,162	0.1%
	Yomiuri Land Co., Ltd.	43,000	308,591	0.0%
	Yondoshi Holdings, Inc.	99,820	1,510,295	0.1%
	Yonex Co., Ltd.	40,000	225,273	0.0%
	Yorozu Corp.	92,300	1,689,601	0.1%
	Yutaka Giken Co., Ltd.	1,000	23,049	0.0%
#	Zenrin Co., Ltd.	150,200	1,464,634	0.1%
#	Zensho Holdings Co., Ltd.	323,100	3,464,408	0.2%
#	Zojirushi Corp.	83,000	295,090	0.0%
Total Consumer Discretionary			474,468,963	20.8%

Consumer Staples — (8.1%)
#	Aderans Co., Ltd.	73,000	807,708	0.0%
	Aeon Hokkaido Corp.	339,700	2,172,591	0.1%
	Ain Pharmaciez, Inc.	68,500	3,364,129	0.2%
	Arcs Co., Ltd.	190,900	3,656,707	0.2%
	Ariake Japan Co., Ltd.	102,000	2,512,023	0.1%
#	Artnature, Inc.	36,600	827,150	0.0%
	Axial Retailing, Inc.	69,900	1,014,949	0.1%
	Belc Co., Ltd.	40,300	705,059	0.0%
	Cawachi, Ltd.	88,200	1,660,357	0.1%
	Chubu Shiryo Co., Ltd.	110,700	611,017	0.0%
	Chuo Gyorui Co., Ltd.	93,000	222,952	0.0%
#	Coca-Cola East Japan Co., Ltd.	186,464	3,873,567	0.2%
#	Cocokara fine, Inc.	88,460	2,329,501	0.1%
	CREATE SD HOLDINGS Co., Ltd.	37,300	1,290,800	0.1%
#	Daikokutenbussan Co., Ltd.	32,600	858,989	0.0%
#	Dr Ci:Labo Co., Ltd.	741	2,263,749	0.1%
	Dydo Drinco, Inc.	49,800	2,089,066	0.1%
	Echo Trading Co., Ltd.	11,000	78,802	0.0%
	Ezaki Glico Co., Ltd.	380,000	4,298,318	0.2%
#	Fancl Corp.	232,200	2,509,600	0.1%
#*	First Baking Co., Ltd.	183,000	248,711	0.0%
	Fuji Oil Co. Ltd/Osaka	367,600	5,474,121	0.2%
	Fujicco Co., Ltd.	117,600	1,332,003	0.1%
#	Fujiya Co., Ltd.	240,000	453,952	0.0%
	Hagoromo Foods Corp.	39,000	394,477	0.0%
	Heiwado Co., Ltd.	176,800	2,532,081	0.1%
#	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	413,084	0.0%
#	Hokuto Corp.	130,400	2,446,698	0.1%
	House Foods Group, Inc.	133,500	2,016,426	0.1%
	Inageya Co., Ltd.	172,800	1,639,460	0.1%
	Itochu-Shokuhin Co., Ltd.	27,400	892,000	0.0%
	Itoham Foods, Inc.	954,800	4,155,855	0.2%
	Iwatsuka Confectionery Co., Ltd.	300	15,092	0.0%
#	Izumiya Co., Ltd.	447,000	1,971,896	0.1%
#	J-Oil Mills, Inc.	512,000	1,377,742	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	Kakiyasu Honten Co., Ltd.	16,600	$234,994	0.0%
	Kameda Seika Co., Ltd.	70,500	1,867,595	0.1%
	Kansai Super Market Ltd.	15,300	127,593	0.0%
	Kasumi Co., Ltd.	234,300	1,446,975	0.1%
	Kato Sangyo Co., Ltd.	113,200	2,066,421	0.1%
	Kenko Mayonnaise Co., Ltd.	39,800	339,979	0.0%
	KEY Coffee, Inc.	101,600	1,527,369	0.1%
	Kirindo Co., Ltd.	28,300	182,636	0.0%
	Kose Corp.	176,000	5,589,364	0.3%
#	Kotobuki Spirits Co., Ltd.	11,400	194,531	0.0%
#	Kusuri No Aoki Co., Ltd.	25,100	1,403,095	0.1%
	Kyodo Shiryo Co., Ltd.	408,000	434,591	0.0%
	Kyokuyo Co., Ltd.	431,000	1,090,597	0.1%
#	Life Corp.	183,400	2,919,458	0.1%
#	Lion Corp.	108,000	602,555	0.0%
	Mandom Corp.	115,400	3,653,788	0.2%
	Marudai Food Co., Ltd.	534,000	1,563,045	0.1%
#	Maruetsu, Inc. (The)	375,000	1,235,853	0.1%
#	Maruha Nichiro Holdings, Inc.	2,315,069	4,031,357	0.2%
	Matsumotokiyoshi Holdings Co., Ltd.	175,300	6,112,190	0.3%
	Maxvalu Nishinihon Co., Ltd.	2,400	32,992	0.0%
	Maxvalu Tokai Co., Ltd.	57,500	841,337	0.0%
	Medical System Network Co., Ltd.	78,200	354,199	0.0%
#	Megmilk Snow Brand Co., Ltd.	259,000	3,261,968	0.1%
	Meito Sangyo Co., Ltd.	57,300	568,042	0.0%
#	Milbon Co., Ltd.	60,976	2,386,610	0.1%
	Ministop Co., Ltd.	86,700	1,353,908	0.1%
	Mitsubishi Shokuhin Co., Ltd.	87,800	2,133,875	0.1%
	Mitsui Sugar Co., Ltd.	529,850	2,035,294	0.1%
	Miyoshi Oil & Fat Co., Ltd.	375,000	559,927	0.0%
	Morinaga & Co., Ltd.	1,075,000	2,207,324	0.1%
#	Morinaga Milk Industry Co., Ltd.	1,066,000	3,161,352	0.1%
	Morozoff, Ltd.	139,000	417,179	0.0%
	Nagatanien Co., Ltd.	125,000	1,088,162	0.1%
	Nakamuraya Co., Ltd.	189,000	711,199	0.0%
	Natori Co., Ltd.	20,300	194,531	0.0%
	Nichimo Co., Ltd.	170,000	323,513	0.0%
#	Nichirei Corp.	1,382,000	7,048,434	0.3%
#	Nihon Chouzai Co., Ltd.	6,780	180,527	0.0%
#	Niitaka Co., Ltd.	7,260	70,234	0.0%
	Nippon Beet Sugar Manufacturing Co., Ltd.	619,000	1,094,241	0.1%
#	Nippon Flour Mills Co., Ltd.	668,000	3,290,842	0.1%
#	Nippon Formula Feed Manufacturing Co., Ltd.	477,000	553,285	0.0%
*	Nippon Suisan Kaisha, Ltd.	1,326,000	3,014,947	0.1%
#	Nisshin Oillio Group, Ltd. (The)	639,000	2,076,885	0.1%
	Nissin Sugar Co., Ltd.	20,000	404,465	0.0%
	Nitto Fuji Flour Milling Co., Ltd.	64,000	190,270	0.0%
	Noevir Holdings Co., Ltd.	83,900	1,520,031	0.1%
	Oenon Holdings, Inc.	316,000	733,149	0.0%
#	OIE Sangyo Co., Ltd.	20,900	164,699	0.0%
	Okuwa Co., Ltd.	120,000	1,041,565	0.1%
	Olympic Group Corp.	64,900	465,549	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	OUG Holdings, Inc.	29,000	$53,180	0.0%
#	Pigeon Corp.	191,600	9,292,512	0.4%
	Poplar Co., Ltd.	25,760	130,664	0.0%
	Prima Meat Packers, Ltd.	874,000	1,613,183	0.1%
	Qol Co., Ltd.	52,100	301,577	0.0%
	Riken Vitamin Co., Ltd.	79,200	1,690,810	0.1%
	Rock Field Co., Ltd.	56,700	1,014,327	0.1%
#	Rokko Butter Co., Ltd.	33,200	266,119	0.0%
	S Foods, Inc.	77,762	790,444	0.0%
#	S&B Foods, Inc.	499	17,445	0.0%
	Sakata Seed Corp.	177,600	2,252,115	0.1%
	San-A Co., Ltd.	91,800	2,509,957	0.1%
	Sapporo Holdings, Ltd.	1,874,000	7,882,006	0.4%
#	Shoei Foods Corp.	44,000	327,604	0.0%
#	Showa Sangyo Co., Ltd.	524,000	1,593,320	0.1%
	Sogo Medical Co., Ltd.	27,700	1,054,893	0.1%
	ST Corp.	78,900	745,570	0.0%
	Starzen Co., Ltd.	328,000	851,218	0.0%
#	Takara Holdings, Inc.	702,500	6,557,161	0.3%
#	Tobu Store Co., Ltd.	205,000	506,763	0.0%
	Toho Co. Ltd/Kobe	194,000	698,942	0.0%
#	Tohto Suisan Co., Ltd.	143,000	287,185	0.0%
	Torigoe Co., Ltd. (The)	86,600	549,443	0.0%
	Toyo Sugar Refining Co., Ltd.	157,000	155,236	0.0%
	UNY Group Holdings Co., Ltd.	1,183,300	7,258,960	0.3%
	Uoriki Co., Ltd.	2,400	30,822	0.0%
	Valor Co., Ltd.	201,400	2,660,956	0.1%
	Warabeya Nichiyo Co., Ltd.	80,760	1,462,381	0.1%
	Welcia Holdings Co., Ltd.	50,100	2,618,876	0.1%
	Yaizu Suisankagaku Industry Co., Ltd.	44,800	379,634	0.0%
#	Yamatane Corp.	535,000	921,567	0.0%
	Yamaya Corp.	22,800	449,777	0.0%
	Yaoko Co., Ltd.	43,500	1,712,298	0.1%
	Yokohama Reito Co., Ltd.	238,400	1,808,564	0.1%
	Yomeishu Seizo Co., Ltd.	100,000	774,110	0.0%
	Yuasa Funashoku Co., Ltd.	112,000	267,532	0.0%
	Yutaka Foods Corp.	6,000	99,780	0.0%
Total Consumer Staples			204,202,084	9.0%

Energy — (1.0%)
#	BP Castrol KK	66,500	295,632	0.0%
*	Cosmo Oil Co., Ltd.	2,447,000	4,676,138	0.2%
	Fuji Kosan Co., Ltd.	33,100	213,945	0.0%
	Fuji Oil Co., Ltd.	293,100	936,441	0.0%
	Itochu Enex Co., Ltd.	311,000	1,712,867	0.1%
#	Japan Drilling Co., Ltd.	20,200	1,187,763	0.1%
	Japan Oil Transportation Co., Ltd.	84,000	186,729	0.0%
*	Kanto Natural Gas Development, Ltd.	155,000	1,042,066	0.0%
#*	Kyoei Tanker Co., Ltd.	111,000	269,154	0.0%
	Mitsuuroko Holdings Co., Ltd.	195,800	1,055,056	0.1%
#	Modec, Inc.	93,800	2,695,181	0.1%
	Nippon Coke & Engineering Co., Ltd.	1,410,500	1,813,585	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (Continued)
#	Nippon Gas Co., Ltd.	154,000	$1,637,104	0.1%
	Nippon Seiro Co., Ltd.	64,000	155,635	0.0%
#	Sala Corp.	128,500	615,820	0.0%
	San-Ai Oil Co., Ltd.	314,000	1,477,573	0.1%
	Shinko Plantech Co., Ltd.	227,900	1,770,863	0.1%
#	Sinanen Co., Ltd.	268,000	1,046,318	0.0%
#	Toa Oil Co., Ltd.	427,000	845,156	0.0%
	Toyo Kanetsu KK	510,000	1,433,328	0.1%
Total Energy			25,066,354	1.1%

Financials — (9.9%)
	77 Bank, Ltd. (The)	116,000	561,815	0.0%
	Aichi Bank, Ltd. (The)	54,200	2,593,338	0.1%
#	Airport Facilities Co., Ltd.	136,670	1,129,989	0.0%
	Aizawa Securities Co., Ltd.	179,600	1,566,149	0.1%
	Akita Bank, Ltd. (The)	1,120,400	3,038,926	0.1%
	Anabuki Kosan, Inc.	6,000	17,264	0.0%
	Aomori Bank, Ltd. (The)	1,136,000	2,948,227	0.1%
	Asax Co., Ltd.	1,700	22,724	0.0%
	Awa Bank, Ltd. (The)	1,095,000	5,489,762	0.2%
	Bank of Iwate, Ltd. (The)	105,100	5,279,757	0.2%
#	Bank of Kochi, Ltd. (The)	178,000	282,542	0.0%
	Bank of Nagoya, Ltd. (The)	955,297	3,235,533	0.1%
	Bank of Okinawa, Ltd. (The)	110,300	4,378,709	0.2%
	Bank of Saga, Ltd. (The)	771,000	1,657,559	0.1%
	Bank of the Ryukyus, Ltd.	226,180	2,958,977	0.1%
*	Chiba Kogyo Bank, Ltd. (The)	230,600	1,704,626	0.1%
	Chukyo Bank, Ltd. (The)	676,000	1,170,191	0.1%
#*	Cosmos Initia Co., Ltd.	25,300	135,115	0.0%
	Daibiru Corp.	311,100	3,814,861	0.2%
	Daiichi Commodities Co., Ltd.	13,700	65,061	0.0%
	Daiko Clearing Services Corp.	43,000	411,944	0.0%
	Daikyo, Inc.	1,923,000	5,236,510	0.2%
	Daisan Bank, Ltd. (The)	750,000	1,269,172	0.1%
	Daishi Bank, Ltd. (The)	2,006,000	6,926,749	0.3%
	Daito Bank, Ltd. (The)	898,000	981,664	0.0%
	Ehime Bank, Ltd. (The)	810,000	1,702,162	0.1%
	Eighteenth Bank, Ltd. (The)	1,093,000	2,485,700	0.1%
#	FIDEA Holdings Co., Ltd.	542,500	1,033,153	0.0%
#	Financial Products Group Co., Ltd.	44,300	445,151	0.0%
	Fukui Bank, Ltd. (The)	1,205,000	2,797,068	0.1%
	Fukushima Bank, Ltd. (The)	1,368,000	1,132,746	0.1%
	Fuyo General Lease Co., Ltd.	84,500	3,305,892	0.1%
	GCA Savvian Corp.	39,900	385,288	0.0%
	Goldcrest Co., Ltd.	102,890	2,681,903	0.1%
	Grandy House Corp.	4,900	16,660	0.0%
	Heiwa Real Estate Co., Ltd.	252,000	4,387,288	0.2%
	Higashi-Nippon Bank, Ltd. (The)	832,000	1,945,964	0.1%
	Higo Bank, Ltd. (The)	1,057,000	5,806,507	0.3%
	Hokkoku Bank, Ltd. (The)	1,620,000	5,812,144	0.3%
	Hokuetsu Bank, Ltd. (The)	1,206,000	2,445,356	0.1%
	Hyakugo Bank, Ltd. (The)	1,441,609	5,771,069	0.3%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Hyakujushi Bank, Ltd. (The)	1,507,000	$5,247,664	0.2%
	IBJ Leasing Co., Ltd.	69,100	2,008,371	0.1%
	Ichigo Group Holdings Co., Ltd.	59,100	221,655	0.0%
	Iwai Cosmo Holdings, Inc.	112,200	1,588,716	0.1%
#	Jimoto Holdings, Inc.	173,500	353,751	0.0%
	Jowa Holdings Co., Ltd.	37,700	1,175,571	0.1%
	Juroku Bank, Ltd. (The)	1,985,000	7,289,676	0.3%
	kabu.com Securities Co., Ltd.	147,400	857,186	0.0%
#	Kabuki-Za Co., Ltd.	39,000	1,798,549	0.1%
	Kagoshima Bank, Ltd. (The)	910,000	5,785,747	0.3%
	Kansai Urban Banking Corp.	1,090,000	1,264,041	0.1%
	Keihanshin Building Co., Ltd.	165,500	884,227	0.0%
	Keiyo Bank, Ltd. (The)	1,190,000	5,729,650	0.3%
	Kita-Nippon Bank, Ltd. (The)	50,006	1,261,681	0.1%
*	Kiyo Bank Ltd (The)	382,290	5,093,086	0.2%
	Kobayashi Yoko Co., Ltd.	22,100	59,012	0.0%
	Kyokuto Securities Co., Ltd.	9,100	184,780	0.0%
#	Land Business Co., Ltd.	59,500	266,845	0.0%
*	Leopalace21 Corp.	895,600	4,744,957	0.2%
	Marusan Securities Co., Ltd.	385,500	3,600,778	0.2%
	Michinoku Bank, Ltd. (The)	795,000	1,556,960	0.1%
	Mie Bank, Ltd. (The)	440,000	949,601	0.0%
	Minato Bank, Ltd. (The)	1,076,000	1,789,506	0.1%
#	Mito Securities Co., Ltd.	274,000	1,343,532	0.1%
	Miyazaki Bank, Ltd. (The)	938,000	2,623,628	0.1%
#	Money Partners Group Co., Ltd.	52,400	140,127	0.0%
	Musashino Bank, Ltd. (The)	196,000	6,569,835	0.3%
#	Nagano Bank, Ltd. (The)	496,000	858,493	0.0%
	Nanto Bank, Ltd. (The)	918,000	3,432,341	0.2%
	New Real Property K.K.	43,900	—	0.0%
#	Nisshin Fudosan Co.	211,000	877,230	0.0%
	North Pacific Bank, Ltd.	1,161,100	4,728,220	0.2%
	Ogaki Kyoritsu Bank, Ltd. (The)	2,012,000	5,531,936	0.2%
	Oita Bank, Ltd. (The)	973,900	3,612,123	0.2%
	Okasan Securities Group, Inc.	396,000	4,047,142	0.2%
	Relo Holdings, Inc.	48,100	2,467,911	0.1%
	Ricoh Leasing Co., Ltd.	97,500	2,888,248	0.1%
	SAMTY Co., Ltd.	230	202,989	0.0%
	San-In Godo Bank, Ltd. (The)	961,000	6,894,982	0.3%
	Sankyo Frontier Co., Ltd.	2,000	14,233	0.0%
#	Sawada Holdings Co., Ltd.	121,600	1,487,148	0.1%
	Senshu Ikeda Holdings, Inc.	1,058,300	4,931,025	0.2%
	Shiga Bank, Ltd. (The)	745,000	3,913,696	0.2%
	Shikoku Bank, Ltd. (The)	1,055,000	2,369,838	0.1%
	SHIMANE BANK, Ltd. (The)	15,600	194,782	0.0%
	Shimizu Bank, Ltd. (The)	46,300	1,242,428	0.1%
	Sumitomo Real Estate Sales Co., Ltd.	61,360	1,877,588	0.1%
	Sun Frontier Fudousan Co., Ltd.	30,400	485,172	0.0%
	Taiko Bank, Ltd. (The)	189,000	417,340	0.0%
	Takagi Securities Co., Ltd.	194,000	758,377	0.0%
#	Takara Leben Co., Ltd.	21,300	72,653	0.0%
#	TOC Co., Ltd.	435,250	3,476,140	0.2%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Tochigi Bank, Ltd. (The)	745,000	$2,885,480	0.1%
	Toho Bank, Ltd. (The)	1,306,200	4,074,720	0.2%
	Tohoku Bank, Ltd. (The)	541,000	771,994	0.0%
	Tokyo Rakutenchi Co., Ltd.	218,000	1,020,862	0.0%
	Tokyo Theatres Co., Inc.	391,000	589,087	0.0%
	Tokyo Tomin Bank, Ltd. (The)	204,700	2,126,238	0.1%
	Tomato Bank, Ltd.	476,000	800,528	0.0%
	TOMONY Holdings, Inc.	854,850	3,459,854	0.2%
#	Tosei Corp.	67,800	555,219	0.0%
	Tottori Bank, Ltd. (The)	332,000	615,457	0.0%
	Towa Bank, Ltd. (The)	1,623,000	1,449,559	0.1%
	Toyo Securities Co., Ltd.	431,000	1,565,284	0.1%
	Tsukuba Bank, Ltd.	462,800	1,620,674	0.1%
	Yachiyo Bank, Ltd. (The)	74,500	1,943,105	0.1%
	Yamagata Bank, Ltd. (The)	805,500	3,322,439	0.1%
	Yamanashi Chuo Bank, Ltd. (The)	938,000	4,085,403	0.2%
Total Financials			251,088,285	11.0%

Health Care — (4.2%)
	As One Corp.	76,368	1,797,445	0.1%
	Asahi Intecc Co., Ltd.	23,800	889,671	0.0%
	ASKA Pharmaceutical Co., Ltd.	131,000	963,744	0.1%
	Biofermin Pharmaceutical Co., Ltd.	5,600	129,005	0.0%
	BML, Inc.	63,900	2,163,491	0.1%
#	CMIC Holdings Co., Ltd.	63,300	818,825	0.0%
	Create Medic Co., Ltd.	28,000	257,969	0.0%
#	Daiken Medical Co., Ltd.	14,200	236,936	0.0%
	Daito Pharmaceutical Co., Ltd.	44,100	615,857	0.0%
	Eiken Chemical Co., Ltd.	91,000	1,718,285	0.1%
#	EPS Corp.	1,606	2,106,628	0.1%
	FALCO SD HOLDINGS Co., Ltd.	38,700	455,425	0.0%
	Fuji Pharma Co., Ltd.	36,500	648,897	0.0%
	Fuso Pharmaceutical Industries, Ltd.	427,000	1,387,623	0.1%
	Hogy Medical Co., Ltd.	66,800	3,517,659	0.2%
	Iwaki & Co., Ltd.	122,000	248,097	0.0%
#	Japan Medical Dynamic Marketing, Inc.	44,900	135,765	0.0%
	Jeol, Ltd.	128,000	606,780	0.0%
#	JMS Co., Ltd.	156,000	443,900	0.0%
	Kaken Pharmaceutical Co., Ltd.	440,000	6,604,889	0.3%
	Kawasumi Laboratories, Inc.	67,700	395,117	0.0%
	Kissei Pharmaceutical Co., Ltd.	106,300	2,618,108	0.1%
	KYORIN Holdings, Inc.	265,900	5,697,164	0.3%
	Mani, Inc.	15,400	524,513	0.0%
#	Message Co., Ltd.	81,400	2,511,521	0.1%
	Mochida Pharmaceutical Co., Ltd.	69,899	4,155,298	0.2%
	Nagaileben Co., Ltd.	58,000	874,320	0.0%
	Nakanishi, Inc.	4,600	657,244	0.0%
#	Nichi-iko Pharmaceutical Co., Ltd.	81,900	1,265,161	0.1%
	Nichii Gakkan Co.	260,500	2,089,171	0.1%
	Nihon Kohden Corp.	180,100	6,285,607	0.3%
	Nikkiso Co., Ltd.	350,000	4,413,098	0.2%
	Nippon Chemiphar Co., Ltd.	180,000	802,859	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Health Care — (Continued)
	Nippon Shinyaku Co., Ltd.	269,000	$5,235,042	0.2%
#	Nipro Corp.	372,600	3,373,045	0.2%
	Nissui Pharmaceutical Co., Ltd.	70,500	734,760	0.0%
#	Paramount Bed Holdings Co., Ltd.	75,200	2,519,083	0.1%
	Psc, Inc.	10,000	222,859	0.0%
#	Rion Co., Ltd.	27,700	440,414	0.0%
	Rohto Pharmaceutical Co., Ltd.	475,000	7,248,006	0.3%
	Seed Co., Ltd.	200	3,532	0.0%
	Seikagaku Corp.	179,800	2,198,909	0.1%
	Ship Healthcare Holdings, Inc.	193,400	7,509,954	0.3%
	Shofu, Inc.	24,800	206,173	0.0%
	Software Service, Inc.	11,200	369,950	0.0%
	Taiko Pharmaceutical Co., Ltd.	50,700	1,152,942	0.1%
	Techno Medica Co., Ltd.	18,000	361,998	0.0%
#*	tella, Inc.	14,700	368,407	0.0%
#	Toho Holdings Co., Ltd.	270,300	4,338,921	0.2%
	Tokai Corp/Gifu	44,500	1,298,237	0.1%
	Torii Pharmaceutical Co., Ltd.	65,200	1,914,206	0.1%
#	Towa Pharmaceutical Co., Ltd.	57,800	2,423,937	0.1%
	Tsukui Corp.	170,000	1,616,729	0.1%
	Vital KSK Holdings, Inc.	184,400	1,278,819	0.1%
#*	Wakamoto Pharmaceutical Co., Ltd.	107,000	275,415	0.0%
#	ZERIA Pharmaceutical Co., Ltd.	105,599	2,572,499	0.1%
Total Health Care			105,699,909	4.6%

Industrials — (26.8%)
*	A&A Material Corp.	127,000	177,624	0.0%
	Advan Co., Ltd.	96,200	1,110,124	0.1%
	Advanex, Inc.	73,000	88,857	0.0%
#	Aeon Delight Co., Ltd.	9,600	184,065	0.0%
	Aica Kogyo Co., Ltd.	282,300	5,583,095	0.3%
	Aichi Corp.	172,400	787,540	0.0%
	Aida Engineering, Ltd.	302,300	3,276,399	0.1%
	Alinco, Inc.	47,300	475,748	0.0%
	Alps Logistics Co., Ltd.	50,700	515,094	0.0%
#	Altech Corp.	43,850	434,579	0.0%
	Anest Iwata Corp.	169,000	1,050,553	0.1%
*	Arrk Corp.	62,800	184,513	0.0%
	Asahi Diamond Industrial Co., Ltd.	303,800	3,124,767	0.1%
#	Asahi Kogyosha Co., Ltd.	124,000	451,174	0.0%
#*	Asanuma Corp.	501,000	834,335	0.0%
	Asia Air Survey Co., Ltd.	26,000	93,795	0.0%
#	Asunaro Aoki Construction Co., Ltd.	154,000	874,579	0.0%
	Bando Chemical Industries, Ltd.	452,000	1,779,896	0.1%
	Benefit One, Inc.	98,200	887,741	0.0%
	Bunka Shutter Co., Ltd.	284,000	1,728,109	0.1%
	Central Glass Co., Ltd.	1,125,000	3,745,815	0.2%
	Central Security Patrols Co., Ltd.	43,700	398,238	0.0%
	Chiyoda Integre Co., Ltd.	50,800	842,124	0.0%
	Chudenko Corp.	130,500	2,371,134	0.1%
#	Chugai Ro Co., Ltd.	384,000	949,251	0.0%
	CKD Corp.	322,100	3,499,534	0.2%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Cosel Co., Ltd.	127,900	$1,484,608	0.1%
	CTI Engineering Co., Ltd.	60,700	609,227	0.0%
	Dai-Dan Co., Ltd.	156,000	864,090	0.0%
	Daido Kogyo Co., Ltd.	171,000	541,832	0.0%
	Daifuku Co., Ltd.	505,000	6,464,139	0.3%
	Daihatsu Diesel Manufacturing Co., Ltd.	74,000	476,523	0.0%
	Daihen Corp.	586,000	2,720,701	0.1%
#	Daiho Corp.	763,000	3,388,568	0.2%
	Daiichi Jitsugyo Co., Ltd.	238,000	1,066,189	0.1%
#	Daiki Ataka Engineering Co., Ltd.	63,000	312,598	0.0%
#	Daiseki Co., Ltd.	200,163	3,919,450	0.2%
	Daiseki Eco. Solution Co., Ltd.	7,200	136,442	0.0%
	Daiwa Industries, Ltd.	178,000	1,204,700	0.1%
*	Danto Holdings Corp.	165,000	208,710	0.0%
	Denyo Co., Ltd.	85,100	1,208,528	0.1%
	Dijet Industrial Co., Ltd.	80,000	117,840	0.0%
	DMG Mori Seiki Co., Ltd.	551,500	9,938,650	0.4%
	DMW Corp.	4,800	73,323	0.0%
	Duskin Co., Ltd.	268,200	5,081,142	0.2%
	Ebara Jitsugyo Co., Ltd.	35,500	460,163	0.0%
	Eidai Co., Ltd.	71,000	352,004	0.0%
	Emori & Co., Ltd.	30,300	645,467	0.0%
	en-japan, Inc.	49,800	1,062,347	0.1%
#	Endo Lighting Corp.	54,300	1,081,938	0.1%
#*	Enshu, Ltd.	281,000	412,653	0.0%
	Freund Corp.	3,500	53,218	0.0%
#*	Fudo Tetra Corp.	842,500	1,467,087	0.1%
	Fujikura, Ltd.	2,042,000	9,585,378	0.4%
#*	Fujisash Co., Ltd.	296,200	625,157	0.0%
	Fujitec Co., Ltd.	384,000	4,991,442	0.2%
	Fukuda Corp.	511,000	2,395,283	0.1%
	Fukushima Industries Corp.	66,400	1,003,275	0.1%
#	Fukuyama Transporting Co., Ltd.	666,400	3,660,709	0.2%
*	FULLCAST Holdings Co., Ltd.	42,600	108,131	0.0%
	Funai Consulting, Inc.	112,400	897,971	0.0%
	Furukawa Co., Ltd.	1,300,000	2,575,211	0.1%
#	Furukawa Electric Co., Ltd.	3,973,000	9,987,769	0.4%
	Furusato Industries, Ltd.	50,600	640,402	0.0%
	Futaba Corp.	154,300	2,015,424	0.1%
	Gecoss Corp.	112,400	874,036	0.0%
#	Glory, Ltd.	305,500	7,928,331	0.4%
	Hamakyorex Co., Ltd.	39,100	1,077,627	0.1%
	Hanwa Co., Ltd.	1,084,000	5,807,974	0.3%
	Harmonic Drive Systems, Inc.	2,300	52,470	0.0%
#	Hazama Ando Corp.	796,000	2,845,090	0.1%
	Hibiya Engineering, Ltd.	131,300	1,611,863	0.1%
	Hisaka Works, Ltd.	115,000	1,083,808	0.1%
	Hitachi Koki Co., Ltd.	291,400	2,137,412	0.1%
	Hitachi Metals Techno, Ltd.	56,500	540,945	0.0%
#	Hitachi Transport System, Ltd.	108,100	1,615,978	0.1%
#	Hitachi Zosen Corp.	879,499	6,739,757	0.3%
	Hokuetsu Industries Co., Ltd.	85,000	262,736	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Hokuriku Electrical Construction Co., Ltd.	64,000	$244,598	0.0%
	Hosokawa Micron Corp.	166,000	1,094,502	0.1%
	Howa Machinery, Ltd.	70,500	597,855	0.0%
	Ichiken Co., Ltd.	87,000	151,475	0.0%
	ICHINEN HOLDINGS Co., Ltd.	100,300	770,288	0.0%
	Idec Corp.	149,200	1,315,420	0.1%
	Iino Kaiun Kaisha, Ltd.	260,200	1,609,766	0.1%
	Inaba Denki Sangyo Co., Ltd.	128,500	4,007,602	0.2%
	Inaba Seisakusho Co., Ltd.	58,800	722,835	0.0%
	Inabata & Co., Ltd.	317,300	3,477,557	0.2%
#*	Inui Steamship Co., Ltd.	128,800	490,157	0.0%
#	Inui Warehouse Co., Ltd.	23,600	232,160	0.0%
#	Iseki & Co., Ltd.	1,003,000	3,000,987	0.1%
#	Ishii Iron Works Co., Ltd.	57,000	168,673	0.0%
	Itoki Corp.	205,900	1,172,531	0.1%
#*	Iwasaki Electric Co., Ltd.	367,000	751,122	0.0%
	Iwatani Corp.	1,022,000	5,189,757	0.2%
	Jalux, Inc.	40,800	451,555	0.0%
#	Jamco Corp.	80,000	1,142,206	0.1%
#	Japan Airport Terminal Co., Ltd.	155,700	3,523,754	0.2%
#	Japan Foundation Engineering Co., Ltd.	162,500	590,268	0.0%
	Japan Pulp & Paper Co., Ltd.	469,000	1,470,456	0.1%
	Japan Transcity Corp.	249,000	802,789	0.0%
#	JK Holdings Co., Ltd.	92,540	517,898	0.0%
*	Juki Corp.	299,000	651,635	0.0%
	Kamei Corp.	153,000	1,203,575	0.1%
	Kanaden Corp.	116,000	786,992	0.0%
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	940,519	0.0%
	Kanamoto Co., Ltd.	135,000	3,436,703	0.2%
	Kandenko Co., Ltd.	576,000	3,247,968	0.1%
	Kanematsu Corp.	2,253,625	3,712,403	0.2%
*	Kanematsu-NNK Corp.	125,000	196,176	0.0%
	Katakura Industries Co., Ltd.	132,100	1,503,867	0.1%
	Kato Works Co., Ltd.	296,000	1,903,553	0.1%
	KAWADA TECHNOLOGIES, Inc.	62,300	1,630,618	0.1%
	Kawasaki Kinkai Kisen Kaisha, Ltd.	99,000	293,671	0.0%
	Keihin Co. Ltd/Minato-Ku Tokyo Japan	245,000	429,032	0.0%
*	KI Holdings Co., Ltd.	54,000	133,417	0.0%
	King Jim Co., Ltd.	30,400	196,087	0.0%
	Kinki Sharyo Co., Ltd.	185,000	577,209	0.0%
#	Kintetsu World Express, Inc.	84,200	3,388,048	0.2%
	Kitagawa Iron Works Co., Ltd.	502,000	965,142	0.0%
	Kitano Construction Corp.	242,000	561,731	0.0%
	Kitazawa Sangyo Co., Ltd.	37,000	67,897	0.0%
	Kito Corp.	46,900	933,397	0.0%
	Kitz Corp.	508,700	2,555,649	0.1%
*	Kobe Electric Railway Co., Ltd.	6,000	19,344	0.0%
	Koike Sanso Kogyo Co., Ltd.	149,000	298,922	0.0%
	Kokusai Co., Ltd.	23,300	282,366	0.0%
	Kokuyo Co., Ltd.	458,725	3,362,007	0.2%
	KOMAIHALTEC, Inc.	213,000	674,694	0.0%
	Komatsu Wall Industry Co., Ltd.	48,300	949,666	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Komori Corp.	407,800	$6,953,585	0.3%
	Kondotec, Inc.	114,100	807,140	0.0%
#*	Kosaido Co., Ltd.	284,200	1,569,401	0.1%
#	KRS Corp.	37,200	368,263	0.0%
#	Kuroda Electric Co., Ltd.	174,000	2,611,091	0.1%
	Kyodo Printing Co., Ltd.	540,000	1,489,867	0.1%
*	Kyokuto Boeki Kaisha, Ltd.	58,000	124,727	0.0%
	Kyokuto Kaihatsu Kogyo Co., Ltd.	210,100	2,711,109	0.1%
	Kyoritsu Printing Co., Ltd.	5,400	14,419	0.0%
	Kyosan Electric Manufacturing Co., Ltd.	278,000	916,996	0.0%
	Kyowa Exeo Corp.	482,300	6,378,066	0.3%
	Kyudenko Corp.	225,000	1,526,663	0.1%
*	Lonseal Corp.	116,000	176,620	0.0%
	Maeda Corp.	845,000	5,597,779	0.3%
	Maeda Kosen Co., Ltd.	27,500	324,478	0.0%
	Maeda Road Construction Co., Ltd.	360,000	5,915,993	0.3%
	Maezawa Industries, Inc.	35,700	119,204	0.0%
	Maezawa Kasei Industries Co., Ltd.	50,700	517,494	0.0%
	Maezawa Kyuso Industries Co., Ltd.	52,800	657,715	0.0%
	Makino Milling Machine Co., Ltd.	576,000	4,970,407	0.2%
	Marubeni Construction Material Lease Co., Ltd.	75,000	155,712	0.0%
	Marufuji Sheet Piling Co., Ltd.	7,000	18,428	0.0%
	Maruka Machinery Co., Ltd.	28,100	364,765	0.0%
#	Maruyama Manufacturing Co., Inc.	237,000	613,610	0.0%
	Maruzen Showa Unyu Co., Ltd.	309,000	1,069,141	0.1%
	Matsuda Sangyo Co., Ltd.	82,582	1,106,701	0.1%
	Matsui Construction Co., Ltd.	128,600	516,872	0.0%
	Max Co., Ltd.	197,000	2,163,408	0.1%
	Meidensha Corp.	989,050	3,692,816	0.2%
#	Meiji Shipping Co., Ltd.	114,200	518,319	0.0%
	Meisei Industrial Co., Ltd.	221,000	901,891	0.0%
	Meitec Corp.	156,900	4,253,539	0.2%
	Meito Transportation Co., Ltd.	22,000	138,781	0.0%
#	Meiwa Corp.	166,400	607,959	0.0%
	Mesco, Inc.	22,000	149,758	0.0%
	Minebea Co., Ltd.	112,000	820,557	0.0%
	Mirait Holdings Corp.	377,085	3,356,779	0.2%
	Mitani Corp.	64,700	1,339,670	0.1%
#*	Mitsubishi Kakoki Kaisha, Ltd.	369,000	621,639	0.0%
#	Mitsubishi Nichiyu Forklift Co., Ltd.	147,000	1,062,038	0.1%
	Mitsubishi Pencil Co., Ltd.	104,500	2,323,720	0.1%
	Mitsuboshi Belting Co., Ltd.	296,000	1,695,607	0.1%
	Mitsui Engineering & Shipbuilding Co., Ltd.	4,170,000	8,612,867	0.4%
#	Mitsui Matsushima Co., Ltd.	761,000	1,185,606	0.1%
#	Mitsui-Soko Co., Ltd.	361,000	1,679,399	0.1%
	Mitsumura Printing Co., Ltd.	93,000	243,883	0.0%
	Miura Co., Ltd.	157,300	3,927,890	0.2%
#*	Miyaji Engineering Group, Inc.	332,175	906,016	0.0%
#	MonotaRO Co., Ltd.	126,800	2,581,562	0.1%
	Morita Holdings Corp.	239,000	2,007,110	0.1%
	Moshi Moshi Hotline, Inc.	240,800	2,583,359	0.1%
#	NAC Co., Ltd.	50,800	803,029	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Nachi-Fujikoshi Corp.	913,000	$5,157,318	0.2%
	Nagase & Co., Ltd.	133,300	1,616,355	0.1%
	Nakabayashi Co., Ltd.	217,000	435,186	0.0%
	Nakano Corp.	5,500	13,077	0.0%
#	Namura Shipbuilding Co., Ltd.	182,100	2,462,320	0.1%
	Narasaki Sangyo Co., Ltd.	56,000	158,758	0.0%
	NDS Co., Ltd.	231,000	638,863	0.0%
	NEC Capital Solutions, Ltd.	45,100	1,240,452	0.1%
#	Nichias Corp.	553,000	3,786,528	0.2%
	Nichiban Co., Ltd.	122,000	425,632	0.0%
	Nichiden Corp.	24,500	517,706	0.0%
	Nichiha Corp.	132,380	1,817,726	0.1%
	Nichireki Co., Ltd.	138,000	1,375,163	0.1%
	Nihon M&A Center, Inc.	19,300	1,304,264	0.1%
	Nikkato Corp.	700	2,735	0.0%
	Nikko Co., Ltd.	149,000	1,036,491	0.1%
	Nippo Corp.	315,000	5,236,697	0.2%
#	Nippon Carbon Co., Ltd.	663,000	1,249,965	0.1%
*	Nippon Conveyor Co., Ltd.	170,000	229,597	0.0%
	Nippon Densetsu Kogyo Co., Ltd.	211,000	2,873,964	0.1%
	Nippon Filcon Co., Ltd.	70,900	299,895	0.0%
	Nippon Hume Corp.	112,000	983,446	0.0%
#	Nippon Jogesuido Sekkei Co., Ltd.	29,500	359,229	0.0%
#	Nippon Kanzai Co., Ltd.	43,000	803,947	0.0%
	Nippon Koei Co., Ltd.	372,000	1,565,506	0.1%
#	Nippon Konpo Unyu Soko Co., Ltd.	313,300	5,638,438	0.3%
#	Nippon Parking Development Co., Ltd.	8,791	679,667	0.0%
	Nippon Rietec Co., Ltd.	7,000	48,261	0.0%
	Nippon Road Co., Ltd. (The)	395,000	2,228,938	0.1%
	Nippon Seisen Co., Ltd.	103,000	453,127	0.0%
#	Nippon Sharyo, Ltd.	391,000	1,945,233	0.1%
#*	Nippon Sheet Glass Co., Ltd.	5,424,000	7,072,136	0.3%
	Nippon Signal Co., Ltd.	291,200	2,463,263	0.1%
	Nippon Steel & Sumikin Bussan Corp.	882,599	3,304,109	0.2%
	Nippon Steel & Sumikin Texeng Co., Ltd	274,000	1,139,387	0.1%
	Nippon Thompson Co., Ltd.	375,000	2,081,633	0.1%
	Nippon Tungsten Co., Ltd.	62,000	104,954	0.0%
	Nishi-Nippon Railroad Co., Ltd.	794,000	2,936,567	0.1%
	Nishimatsu Construction Co., Ltd.	1,855,000	5,901,376	0.3%
	Nishio Rent All Co., Ltd.	84,700	2,145,176	0.1%
#	Nissei ASB Machine Co., Ltd.	22,700	561,859	0.0%
	Nissei Corp.	37,900	324,981	0.0%
	Nissei Plastic Industrial Co., Ltd.	265,600	1,579,325	0.1%
	Nisshinbo Holdings, Inc.	839,000	8,078,964	0.4%
	Nissin Corp.	377,000	1,060,989	0.1%
#	Nissin Electric Co., Ltd.	284,000	1,737,233	0.1%
	Nitta Corp.	112,800	2,482,845	0.1%
#	Nitto Boseki Co., Ltd.	838,000	4,429,842	0.2%
	Nitto Kogyo Corp.	149,000	2,525,641	0.1%
	Nitto Kohki Co., Ltd.	68,300	1,226,184	0.1%
	Nitto Seiko Co., Ltd.	138,000	453,910	0.0%
	Nittoc Construction Co., Ltd.	154,100	583,644	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Nittoku Engineering Co., Ltd.	79,500	$723,715	0.0%
	Noda Corp.	158,100	924,856	0.0%
	Nomura Co., Ltd.	220,000	1,834,253	0.1%
	Noritake Co., Ltd/Nagoya	588,000	1,442,400	0.1%
#	Noritz Corp.	164,200	3,515,115	0.2%
#*	NS United Kaiun Kaisha, Ltd.	574,000	1,690,414	0.1%
#	Obara Group, Inc.	60,600	1,898,084	0.1%
	Obayashi Road Corp.	175,000	967,596	0.0%
	Odelic Co., Ltd.	1,400	42,830	0.0%
#	Oiles Corp.	138,142	2,792,884	0.1%
	Okabe Co., Ltd.	217,600	2,567,748	0.1%
*	Okamoto Machine Tool Works, Ltd.	166,000	189,698	0.0%
	Okamura Corp.	364,900	3,103,070	0.1%
#*	OKI Electric Cable Co., Ltd.	90,000	171,243	0.0%
#	OKK Corp.	419,000	566,725	0.0%
#	OKUMA Corp.	792,000	8,746,648	0.4%
	Okumura Corp.	951,400	4,400,697	0.2%
	Onoken Co., Ltd.	75,600	953,359	0.0%
	Organo Corp.	221,000	991,757	0.0%
	OSG Corp.	401,700	6,821,360	0.3%
#	Outsourcing, Inc.	37,400	412,759	0.0%
#	Oyo Corp.	109,600	1,674,495	0.1%
#	Pasco Corp.	101,000	469,611	0.0%
	Pasona Group, Inc.	96,900	681,785	0.0%
	Penta-Ocean Construction Co., Ltd.	1,646,000	5,779,754	0.3%
	Pilot Corp.	81,100	2,789,896	0.1%
	Prestige International, Inc.	74,100	697,595	0.0%
	Pronexus, Inc.	133,200	854,742	0.0%
#	PS Mitsubishi Construction Co., Ltd.	37,300	175,953	0.0%
	Raito Kogyo Co., Ltd.	286,500	2,107,162	0.1%
	Rheon Automatic Machinery Co., Ltd.	64,000	373,501	0.0%
	Ryobi, Ltd.	710,200	2,859,875	0.1%
	Sakai Heavy Industries, Ltd.	224,000	866,166	0.0%
	Sakai Moving Service Co., Ltd.	10,300	330,377	0.0%
#*	Sanix, Inc.	100,300	819,122	0.0%
	Sanki Engineering Co., Ltd.	340,000	2,136,739	0.1%
#	Sanko Metal Industrial Co., Ltd.	136,000	337,721	0.0%
	Sankyo Tateyama, Inc.	171,000	3,398,781	0.2%
	Sankyu, Inc.	1,545,000	6,029,095	0.3%
	Sanritsu Corp.	6,500	33,978	0.0%
	Sanwa Holdings Corp.	1,215,000	8,242,709	0.4%
	Sanyo Denki Co., Ltd.	223,000	1,389,107	0.1%
	Sanyo Engineering & Construction, Inc.	48,000	224,758	0.0%
	Sanyo Industries, Ltd.	99,000	177,838	0.0%
*	Sasebo Heavy Industries Co., Ltd.	701,000	786,834	0.0%
#	Sata Construction Co., Ltd.	384,000	522,828	0.0%
#	Sato Holdings Corp.	115,100	2,612,185	0.1%
	Sato Shoji Corp.	65,300	419,569	0.0%
	SBS Holdings, Inc.	6,000	89,509	0.0%
	Secom Joshinetsu Co., Ltd.	33,900	819,990	0.0%
	Seibu Electric Industry Co., Ltd.	67,000	291,091	0.0%
	Seika Corp.	322,000	762,131	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#*	Seikitokyu Kogyo Co., Ltd.	713,000	$971,539	0.0%
	Seino Holdings Co., Ltd.	575,000	6,051,106	0.3%
	Sekisui Jushi Corp.	168,000	2,387,260	0.1%
#	Senko Co., Ltd.	497,000	2,575,718	0.1%
#	Senshu Electric Co., Ltd.	37,300	429,178	0.0%
	Shibusawa Warehouse Co., Ltd. (The)	265,000	1,049,173	0.1%
#	Shibuya Kogyo Co., Ltd.	44,100	748,117	0.0%
	Shima Seiki Manufacturing, Ltd.	152,300	2,864,811	0.1%
	Shin Nippon Air Technologies Co., Ltd.	88,780	534,588	0.0%
	Shin-Keisei Electric Railway Co., Ltd.	182,000	643,378	0.0%
	Shinmaywa Industries, Ltd.	473,000	4,106,756	0.2%
	Shinnihon Corp.	194,800	615,752	0.0%
	Shinsho Corp.	254,000	575,736	0.0%
	Shinwa Co. Ltd/Nagoya	8,400	94,278	0.0%
	Shoko Co., Ltd.	390,000	611,928	0.0%
#	Showa Aircraft Industry Co., Ltd.	27,000	318,111	0.0%
#	Sinfonia Technology Co., Ltd.	574,000	922,853	0.0%
	Sinko Industries, Ltd.	87,000	701,165	0.0%
	Sintokogio, Ltd.	259,800	1,951,167	0.1%
	Soda Nikka Co., Ltd.	67,000	281,278	0.0%
	Sodick Co., Ltd.	259,300	1,152,729	0.1%
	Sohgo Security Services Co., Ltd.	338,100	6,735,170	0.3%
	Sotetsu Holdings, Inc.	766,000	2,623,980	0.1%
	Space Co., Ltd.	73,420	642,321	0.0%
	Srg Takamiya Co., Ltd.	16,900	187,768	0.0%
#	Star Micronics Co., Ltd.	221,600	2,585,689	0.1%
	Subaru Enterprise Co., Ltd.	59,000	221,514	0.0%
	Sugimoto & Co., Ltd.	34,100	319,235	0.0%
	Sumitomo Densetsu Co., Ltd.	98,100	1,415,846	0.1%
#*	Sumitomo Mitsui Construction Co., Ltd.	2,794,600	3,409,307	0.2%
	Sumitomo Precision Products Co., Ltd.	180,000	775,355	0.0%
	Sumitomo Warehouse Co., Ltd. (The)	754,000	4,356,624	0.2%
*	SWCC Showa Holdings Co., Ltd.	1,732,000	1,762,188	0.1%
	Tadano, Ltd.	213,579	2,869,304	0.1%
	Taihei Dengyo Kaisha, Ltd.	193,000	1,204,519	0.1%
	Taiheiyo Kouhatsu, Inc.	353,000	372,912	0.0%
	Taikisha, Ltd.	162,300	3,605,148	0.2%
#	Takada Kiko Co., Ltd.	90,000	190,966	0.0%
	Takano Co., Ltd.	51,100	276,692	0.0%
#	Takaoka Toko Holdings Co., Ltd.	44,820	835,984	0.0%
	Takara Printing Co., Ltd.	38,055	257,555	0.0%
	Takara Standard Co., Ltd.	509,000	3,837,829	0.2%
	Takasago Thermal Engineering Co., Ltd.	328,800	2,779,775	0.1%
#	Takashima & Co., Ltd.	192,000	471,571	0.0%
#	Takeei Corp.	83,400	1,017,275	0.1%
#	Takeuchi Manufacturing Co., Ltd.	66,400	1,491,218	0.1%
	Takigami Steel Construction Co., Ltd. (The)	50,000	201,896	0.0%
#	Takisawa Machine Tool Co., Ltd.	349,000	491,893	0.0%
#	Takuma Co., Ltd.	392,000	3,437,699	0.2%
#	Tanseisha Co., Ltd.	106,000	724,119	0.0%
#	Tatsuta Electric Wire and Cable Co., Ltd.	260,200	1,572,729	0.1%
	TECHNO ASSOCIE Co., Ltd.	58,400	608,362	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Techno Ryowa, Ltd.	71,390	$329,065	0.0%
#	Teikoku Electric Manufacturing Co., Ltd.	41,500	1,045,691	0.1%
	Teikoku Sen-I Co., Ltd.	119,000	1,375,808	0.1%
#*	Tekken Corp.	763,000	2,351,640	0.1%
#	Temp Holdings Co., Ltd.	48,600	1,294,061	0.1%
	Teraoka Seisakusho Co., Ltd.	53,600	213,418	0.0%
#*	Toa Corp.	1,060,000	2,533,300	0.1%
	TOA ROAD Corp.	246,000	1,235,829	0.1%
#*	Tobishima Corp.	913,000	1,590,589	0.1%
	Tocalo Co., Ltd.	81,900	1,274,885	0.1%
	Toda Corp.	1,143,000	3,969,053	0.2%
	Toenec Corp.	212,000	1,269,408	0.1%
	TOKAI Holdings Corp.	484,300	1,629,730	0.1%
	Tokai Lease Co., Ltd.	154,000	275,083	0.0%
	Tokyo Energy & Systems, Inc.	143,000	740,710	0.0%
#	Tokyo Keiki, Inc.	319,000	949,169	0.0%
#*	Tokyo Kikai Seisakusho, Ltd.	225,000	248,373	0.0%
#	Tokyo Sangyo Co., Ltd.	81,000	293,506	0.0%
	Toli Corp.	252,000	522,375	0.0%
#	Tomoe Corp.	150,100	721,280	0.0%
	Tomoe Engineering Co., Ltd.	36,200	579,584	0.0%
	Tonami Holdings Co., Ltd.	331,000	679,162	0.0%
	Toppan Forms Co., Ltd.	280,000	2,568,783	0.1%
	Torishima Pump Manufacturing Co., Ltd.	111,200	1,112,620	0.1%
	Toshiba Machine Co., Ltd.	641,000	3,709,103	0.2%
	Toshiba Plant Systems & Services Corp.	228,450	3,409,596	0.2%
#	Tosho Printing Co., Ltd.	243,000	817,907	0.0%
	Totetsu Kogyo Co., Ltd.	140,300	2,638,383	0.1%
#	Toyo Construction Co., Ltd.	340,800	1,206,353	0.1%
#	Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.	213,000	656,504	0.0%
#	Toyo Engineering Corp.	653,400	2,660,076	0.1%
	Toyo Machinery & Metal Co., Ltd.	42,400	177,594	0.0%
#	Toyo Tanso Co., Ltd.	68,900	1,311,755	0.1%
#	Toyo Wharf & Warehouse Co., Ltd.	317,000	824,103	0.0%
#	Trancom Co., Ltd.	40,000	1,287,681	0.1%
	Trinity Industrial Corp.	19,000	76,493	0.0%
	Trusco Nakayama Corp.	107,400	2,528,950	0.1%
	Tsubakimoto Chain Co.	779,700	5,950,071	0.3%
	Tsubakimoto Kogyo Co., Ltd.	117,000	331,203	0.0%
#*	Tsudakoma Corp.	272,000	440,560	0.0%
#	Tsugami Corp.	368,000	2,206,740	0.1%
	Tsukishima Kikai Co., Ltd.	127,000	1,309,663	0.1%
	Tsurumi Manufacturing Co., Ltd.	94,000	921,096	0.0%
	TTK Co., Ltd.	62,000	262,752	0.0%
	Uchida Yoko Co., Ltd.	331,000	895,986	0.0%
#	Ueki Corp.	364,000	751,609	0.0%
	Union Tool Co.	64,700	1,485,528	0.1%
	Ushio, Inc.	267,800	3,559,565	0.2%
	Utoc Corp.	92,900	333,408	0.0%
#*	Wakachiku Construction Co., Ltd.	1,204,000	1,557,928	0.1%
	Wakita & Co., Ltd.	197,000	2,319,946	0.1%
#	Weathernews, Inc.	37,900	864,729	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Yahagi Construction Co., Ltd.	147,200	$1,278,420	0.1%
	YAMABIKO Corp.	35,182	1,075,730	0.1%
	Yamato Corp.	82,000	276,265	0.0%
	Yamaura Corp.	25,000	68,638	0.0%
	Yamazen Corp.	305,500	1,874,331	0.1%
	Yasuda Warehouse Co., Ltd. (The)	100,100	1,105,161	0.1%
	Yokogawa Bridge Holdings Corp.	170,400	2,500,663	0.1%
	Yondenko Corp.	132,800	456,626	0.0%
	Yuasa Trading Co., Ltd.	996,000	2,038,743	0.1%
	Yuken Kogyo Co., Ltd.	183,000	411,157	0.0%
#	Yumeshin Holdings Co., Ltd.	36,500	396,576	0.0%
	Yurtec Corp.	256,000	826,806	0.0%
	Yusen Logistics Co., Ltd.	103,200	1,304,890	0.1%
#	Yushin Precision Equipment Co., Ltd.	26,434	575,171	0.0%
	Zuiko Corp.	8,200	494,865	0.0%
Total Industrials			677,179,066	29.7%

Information Technology — (10.3%)
#	A&D Co., Ltd.	94,100	565,884	0.0%
	Ai Holdings Corp.	255,500	3,184,617	0.2%
	Aichi Tokei Denki Co., Ltd.	192,000	545,771	0.0%
#	Aiphone Co., Ltd.	84,900	1,439,842	0.1%
#	Allied Telesis Holdings KK	470,700	403,141	0.0%
	Alpha Systems, Inc.	35,560	505,722	0.0%
*	Alps Electric Co., Ltd.	1,084,100	12,342,391	0.6%
	Amano Corp.	351,700	3,230,272	0.2%
	Anritsu Corp.	204,000	2,248,028	0.1%
	AOI Electronic Co., Ltd.	35,200	463,486	0.0%
	Argo Graphics, Inc.	25,600	432,031	0.0%
	Arisawa Manufacturing Co., Ltd.	186,600	1,066,270	0.1%
	Asahi Net, Inc.	74,000	377,125	0.0%
#	Axell Corp.	43,600	739,876	0.0%
	Azbil Corp.	178,400	4,158,132	0.2%
#	Bit-isle, Inc.	112,900	896,338	0.0%
	CAC Corp.	72,400	633,279	0.0%
	Canon Electronics, Inc.	127,100	2,340,948	0.1%
#	Capcom Co., Ltd.	139,100	2,494,533	0.1%
	Chino Corp.	165,000	351,626	0.0%
#	CMK Corp.	263,200	746,449	0.0%
	Computer Engineering & Consulting, Ltd.	69,400	441,758	0.0%
	CONEXIO Corp.	104,600	828,815	0.0%
	Core Corp.	37,100	265,117	0.0%
	Cresco, Ltd.	23,200	220,148	0.0%
	Cybernet Systems Co., Ltd.	12,000	40,887	0.0%
#	Cybozu, Inc.	115,700	462,577	0.0%
#	Dai-ichi Seiko Co., Ltd.	53,200	642,340	0.0%
#	Daishinku Corp.	193,000	721,460	0.0%
	Daito Electron Co., Ltd.	5,900	21,828	0.0%
	Daiwabo Holdings Co., Ltd.	1,152,000	2,256,127	0.1%
	Denki Kogyo Co., Ltd.	319,000	2,208,532	0.1%
#	DKK-Toa Corp.	38,200	185,492	0.0%
	DTS Corp.	114,800	2,016,554	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Dwango Co., Ltd.	98,900	$2,566,110	0.1%
	Eizo Corp.	99,300	2,541,008	0.1%
	Elecom Co., Ltd.	43,500	542,540	0.0%
#	Elematec Corp.	39,871	620,485	0.0%
#	EM Systems Co., Ltd.	11,500	216,301	0.0%
#	Enplas Corp.	45,000	3,092,637	0.1%
#	ESPEC Corp.	123,100	959,974	0.1%
	Excel Co., Ltd.	36,400	417,616	0.0%
	Faith, Inc.	27,910	301,612	0.0%
*	FDK Corp.	99,000	94,150	0.0%
	Ferrotec Corp.	179,000	1,018,914	0.1%
#	Fuji Electronics Co., Ltd.	55,100	730,247	0.0%
	Fuji Soft, Inc.	120,000	2,762,699	0.1%
	Fujitsu Frontech, Ltd.	77,500	905,047	0.1%
#	Furuno Electric Co., Ltd.	86,500	606,294	0.0%
#	Furuya Metal Co., Ltd.	10,800	215,302	0.0%
	Future Architect, Inc.	114,800	607,274	0.0%
#	GMO Payment Gateway, Inc.	11,700	465,454	0.0%
#	Gree, Inc.	70,200	692,114	0.0%
	Gurunavi, Inc.	83,100	2,471,117	0.1%
	Hakuto Co., Ltd.	85,700	855,375	0.0%
#	Hioki EE Corp.	45,400	599,430	0.0%
	Hitachi Kokusai Electric, Inc.	189,500	2,670,698	0.1%
	Hochiki Corp.	97,000	526,535	0.0%
	Hokuriku Electric Industry Co., Ltd.	398,000	636,493	0.0%
#	Horiba, Ltd.	218,850	7,478,144	0.3%
	Hosiden Corp.	351,400	1,900,305	0.1%
	I-Net Corp.	47,800	382,896	0.0%
	Icom, Inc.	49,700	1,199,262	0.1%
*	Ikegami Tsushinki Co., Ltd.	268,000	278,275	0.0%
	Imagica Robot Holdings, Inc.	2,200	15,723	0.0%
	Ines Corp.	202,300	1,332,676	0.1%
#	Infocom Corp.	73,800	666,468	0.0%
	Infomart Corp.	22,800	406,664	0.0%
	Information Services International-Dentsu, Ltd.	76,700	834,089	0.0%
	Innotech Corp.	92,200	427,954	0.0%
	Internet Initiative Japan, Inc.	160,400	4,309,482	0.2%
	Iriso Electronics Co., Ltd.	45,400	2,091,029	0.1%
	IT Holdings Corp.	448,301	7,080,081	0.3%
	Itfor, Inc.	99,500	442,496	0.0%
	Iwatsu Electric Co., Ltd.	541,000	520,921	0.0%
#	Japan Aviation Electronics Industry, Ltd.	349,600	4,496,057	0.2%
	Japan Digital Laboratory Co., Ltd.	117,300	1,647,889	0.1%
#*	Japan Radio Co., Ltd.	304,000	1,080,892	0.1%
#	Jastec Co., Ltd.	61,400	444,775	0.0%
#	JBCC Holdings, Inc.	84,900	648,914	0.0%
*	Justsystems Corp.	165,300	1,704,122	0.1%
	Kaga Electronics Co., Ltd.	116,400	1,314,066	0.1%
	Kanematsu Electronics, Ltd.	83,100	1,049,100	0.1%
	Koa Corp.	189,200	1,942,180	0.1%
	Kyoden Co., Ltd.	1,300	1,793	0.0%
#	Kyowa Electronics Instruments Co., Ltd.	59,000	224,354	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	LAC Co., Ltd.	61,400	$398,305	0.0%
#	Lasertec Corp.	97,400	942,156	0.1%
*	Livesense, Inc.	34,600	848,450	0.0%
	Macnica, Inc.	57,900	1,547,320	0.1%
#	Macromill, Inc.	211,600	1,568,055	0.1%
	Marubun Corp.	98,500	533,174	0.0%
#	Maruwa Co. Ltd/Aichi	53,800	1,813,760	0.1%
#	Marvelous AQL, Inc.	163,400	1,210,355	0.1%
	Megachips Corp.	104,400	1,597,756	0.1%
#	Meiko Electronics Co., Ltd.	70,200	532,335	0.0%
#	Melco Holdings, Inc.	77,000	994,464	0.1%
#	Micronics Japan Co., Ltd.	28,000	1,404,996	0.1%
	Mimasu Semiconductor Industry Co., Ltd.	94,181	803,808	0.0%
#	Miraial Co., Ltd.	33,800	505,272	0.0%
	Miroku Jyoho Service Co., Ltd.	99,500	374,428	0.0%
	Mitsubishi Research Institute, Inc.	23,300	472,125	0.0%
	Mitsui High-Tec, Inc.	146,300	1,082,695	0.1%
#	Mitsui Knowledge Industry Co., Ltd.	364,300	530,587	0.0%
*	Mitsumi Electric Co., Ltd.	560,900	4,686,236	0.2%
#	MTI, Ltd.	36,800	585,238	0.0%
#	Mutoh Holdings Co., Ltd.	101,000	507,307	0.0%
	Nagano Keiki Co., Ltd.	5,500	36,448	0.0%
	Nakayo Telecommunications, Inc.	411,000	1,332,864	0.1%
	NEC Fielding, Ltd.	97,600	1,087,632	0.1%
	NEC Networks & System Integration Corp.	140,600	3,396,875	0.2%
#	NET One Systems Co., Ltd.	493,600	3,243,520	0.2%
*	New Japan Radio Co., Ltd.	12,000	47,152	0.0%
	Nichicon Corp.	302,300	2,931,144	0.1%
	Nidec Copal Electronics Corp.	87,400	512,570	0.0%
	NIFTY Corp.	47,400	544,124	0.0%
#	Nihon Dempa Kogyo Co., Ltd.	105,700	905,695	0.1%
#	Nihon Unisys, Ltd.	272,875	2,398,406	0.1%
#	Nippon Ceramic Co., Ltd.	88,600	1,385,733	0.1%
*	Nippon Chemi-Con Corp.	781,000	3,008,983	0.1%
	Nippon Kodoshi Corp.	6,200	78,234	0.0%
	Nippon Systemware Co., Ltd.	27,900	140,451	0.0%
	Nohmi Bosai, Ltd.	135,000	1,335,752	0.1%
#	NS Solutions Corp.	97,800	2,163,554	0.1%
	NSD Co., Ltd.	202,500	2,402,158	0.1%
#	Nuflare Technology, Inc.	15,200	1,899,383	0.1%
	OBIC Business Consultants, Ltd.	29,600	964,028	0.1%
	Ohara, Inc.	47,600	291,308	0.0%
	Okaya Electric Industries Co., Ltd.	73,000	259,424	0.0%
*	Oki Electric Industry Co., Ltd.	2,367,000	5,593,943	0.3%
	ONO Sokki Co., Ltd.	114,000	486,246	0.0%
	Optex Co., Ltd.	59,300	965,760	0.1%
#	Origin Electric Co., Ltd.	168,000	512,616	0.0%
#	Osaki Electric Co., Ltd.	173,000	901,947	0.0%
	Panasonic Industrial Devices SUNX Co., Ltd.	110,800	517,284	0.0%
	Panasonic Information Systems	15,700	452,208	0.0%
	PCA Corp.	2,500	30,612	0.0%
	Riken Keiki Co., Ltd.	82,300	672,995	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Riso Kagaku Corp.	91,800	$1,888,064	0.1%
	Ryoden Trading Co., Ltd.	173,000	1,180,576	0.1%
	Ryosan Co., Ltd.	189,600	4,032,476	0.2%
	Ryoyo Electro Corp.	113,200	1,164,537	0.1%
#	Sanken Electric Co., Ltd.	610,000	4,495,547	0.2%
	Sanshin Electronics Co., Ltd.	154,200	1,067,638	0.1%
	Satori Electric Co., Ltd.	79,080	469,173	0.0%
	Saxa Holdings, Inc.	307,000	469,957	0.0%
	Shibaura Electronics Co., Ltd.	15,900	261,031	0.0%
#*	Shibaura Mechatronics Corp.	199,000	460,021	0.0%
	Shindengen Electric Manufacturing Co., Ltd.	410,000	2,499,841	0.1%
#	Shinkawa, Ltd.	68,300	446,086	0.0%
	Shinko Electric Industries Co., Ltd.	403,000	3,353,705	0.2%
	Shinko Shoji Co., Ltd.	125,200	1,042,183	0.1%
	Shizuki Electric Co., Inc.	103,000	448,380	0.0%
#	Siix Corp.	87,200	1,059,326	0.1%
#	SMK Corp.	347,000	2,296,930	0.1%
	SMS Co., Ltd.	27,900	600,565	0.0%
#	Softbank Technology Corp.	15,400	253,220	0.0%
*	Softbrain Co., Ltd.	7,700	10,623	0.0%
	Soshin Electric Co., Ltd.	4,600	16,706	0.0%
	Square Enix Holdings Co., Ltd.	372,200	6,512,891	0.3%
	SRA Holdings	51,300	631,089	0.0%
	Sumida Corp.	86,249	424,010	0.0%
#	Sun-Wa Technos Corp.	16,500	138,774	0.0%
	Systena Corp.	117,600	834,040	0.0%
#*	Tabuchi Electric Co., Ltd.	102,000	505,316	0.0%
	Tachibana Eletech Co., Ltd.	63,300	834,667	0.0%
#	Taiyo Yuden Co., Ltd.	619,100	8,091,267	0.4%
	Tamura Corp.	422,000	1,160,556	0.1%
#*	Teac Corp.	295,000	304,041	0.0%
	Tecmo Koei Holdings Co., Ltd.	150,730	1,779,862	0.1%
	Teikoku Tsushin Kogyo Co., Ltd.	215,000	364,073	0.0%
	TKC Corp.	110,100	1,871,032	0.1%
#	Tokyo Electron Device, Ltd.	34,200	507,075	0.0%
	Tokyo Seimitsu Co., Ltd.	216,900	4,571,953	0.2%
	Tomen Devices Corp.	2,400	40,003	0.0%
	Tomen Electronics Corp.	61,000	671,546	0.0%
#	Topcon Corp.	87,500	1,328,436	0.1%
	Tose Co., Ltd.	22,100	161,783	0.0%
	Toshiba TEC Corp.	697,000	4,835,811	0.2%
	Toukei Computer Co., Ltd.	26,810	380,738	0.0%
#	Towa Corp.	112,000	512,234	0.0%
	Toyo Corp.	153,600	1,584,330	0.1%
	Transcosmos, Inc.	137,700	2,637,225	0.1%
	UKC Holdings Corp.	59,800	986,317	0.1%
*	Ulvac, Inc.	238,300	3,148,449	0.1%
*	Uniden Corp.	377,000	1,330,467	0.1%
#	UT Holdings Co., Ltd.	144,600	792,834	0.0%
	Wellnet Corp.	31,500	518,639	0.0%
	Y A C Co., Ltd.	37,700	199,794	0.0%
*	Yamaichi Electronics Co., Ltd.	75,700	173,170	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Yashima Denki Co., Ltd.	7,700	$31,824	0.0%
	Yokowo Co., Ltd.	84,300	428,999	0.0%
#	Zappallas, Inc.	52,200	380,452	0.0%
#	Zuken, Inc.	94,600	767,064	0.0%
Total Information Technology			260,908,646	11.4%

Materials — (10.6%)
	Achilles Corp.	874,000	1,231,460	0.1%
	ADEKA Corp.	494,600	5,450,476	0.2%
#	Agro-Kanesho Co., Ltd.	14,000	94,884	0.0%
	Aichi Steel Corp.	587,000	2,432,911	0.1%
	Alconix Corp.	25,700	572,960	0.0%
	Arakawa Chemical Industries, Ltd.	79,200	703,212	0.0%
#	Araya Industrial Co., Ltd.	276,000	434,409	0.0%
	Asahi Holdings, Inc.	139,150	2,366,553	0.1%
	Asahi Organic Chemicals Industry Co., Ltd.	391,000	814,330	0.0%
	Asahi Printing Co., Ltd.	800	16,167	0.0%
	C Uyemura & Co., Ltd.	17,800	778,899	0.0%
*	Carlit Holdings Co., Ltd.	67,500	321,951	0.0%
	Chuetsu Pulp & Paper Co., Ltd.	568,000	1,079,958	0.1%
#*	Chugai Mining Co., Ltd.	1,012,400	289,334	0.0%
	Chugoku Marine Paints, Ltd.	341,000	1,809,840	0.1%
*	Chuo Denki Kogyo Co., Ltd.	100,100	341,576	0.0%
*	Co-Op Chemical Co., Ltd.	159,000	210,386	0.0%
	Dai Nippon Toryo Co., Ltd.	683,000	1,117,352	0.1%
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	8,200	212,085	0.0%
	Daiken Corp.	401,000	1,075,343	0.1%
	Daiki Aluminium Industry Co., Ltd.	142,000	368,459	0.0%
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	376,000	1,715,797	0.1%
#	Daio Paper Corp.	526,500	5,277,493	0.2%
	Daiso Co., Ltd.	411,000	1,383,036	0.1%
#	DC Co., Ltd.	113,900	756,326	0.0%
	Denki Kagaku Kogyo KK	387,000	1,599,580	0.1%
	DKS Co., Ltd.	197,000	468,066	0.0%
	Dynapac Co., Ltd.	25,000	58,446	0.0%
	Earth Chemical Co., Ltd.	47,600	1,672,724	0.1%
#	FP Corp.	68,000	4,848,477	0.2%
#	Fuji Seal International, Inc.	121,900	3,779,088	0.2%
	Fujikura Kasei Co., Ltd.	138,000	774,050	0.0%
	Fujimi, Inc.	108,700	1,408,978	0.1%
	Fujimori Kogyo Co., Ltd.	69,200	1,722,015	0.1%
	Fumakilla, Ltd.	45,000	134,322	0.0%
	Fuso Chemical Co., Ltd.	2,900	72,486	0.0%
	Godo Steel, Ltd.	899,000	1,668,870	0.1%
#	Gun-Ei Chemical Industry Co., Ltd.	276,000	1,253,009	0.1%
	Harima Chemicals Group, Inc.	73,300	328,884	0.0%
#	Hodogaya Chemical Co., Ltd.	289,000	601,651	0.0%
	Hokkan Holdings, Ltd.	283,000	914,916	0.0%
	Hokko Chemical Industry Co., Ltd.	90,000	249,047	0.0%
#	Hokuetsu Kishu Paper Co., Ltd.	862,199	4,064,152	0.2%
	Honshu Chemical Industry Co., Ltd.	14,000	80,957	0.0%
#	Ihara Chemical Industry Co., Ltd.	211,000	1,592,749	0.1%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Ise Chemical Corp.	83,000	$666,278	0.0%
#*	Ishihara Sangyo Kaisha, Ltd.	1,854,500	2,031,452	0.1%
	Ishizuka Glass Co., Ltd.	119,000	408,504	0.0%
	JCU Corp.	11,900	604,175	0.0%
	JSP Corp.	103,900	1,582,473	0.1%
#*	Kanto Denka Kogyo Co., Ltd.	91,000	222,899	0.0%
	Katakura Chikkarin Co., Ltd.	43,000	110,039	0.0%
	Kawakin Holdings Co., Ltd.	11,000	26,764	0.0%
	Kawasaki Kasei Chemicals, Ltd.	84,000	141,226	0.0%
	Koatsu Gas Kogyo Co., Ltd.	163,493	949,841	0.0%
	Kogi Corp.	30,000	58,459	0.0%
	Kohsoku Corp.	61,900	542,296	0.0%
	Konishi Co., Ltd.	87,400	1,640,261	0.1%
	Krosaki Harima Corp.	260,000	620,821	0.0%
	Kumiai Chemical Industry Co., Ltd.	271,000	1,843,340	0.1%
	Kureha Corp.	736,500	3,767,442	0.2%
	Kurimoto, Ltd.	702,000	1,665,358	0.1%
#	Kyoei Steel, Ltd.	95,200	1,797,973	0.1%
	Kyowa Leather Cloth Co., Ltd.	71,700	319,735	0.0%
	Lintec Corp.	264,300	4,900,068	0.2%
	MEC Co., Ltd.	76,500	497,786	0.0%
	Mitani Sekisan Co., Ltd.	17,000	213,816	0.0%
*	Mitsubishi Paper Mills, Ltd.	1,542,000	1,349,054	0.1%
	Mitsubishi Steel Manufacturing Co., Ltd.	743,000	1,887,325	0.1%
	Mitsui Mining & Smelting Co., Ltd.	3,353,000	10,310,493	0.5%
	MORESCO Corp.	23,400	421,576	0.0%
	Mory Industries, Inc.	156,000	615,990	0.0%
#*	Nakayama Steel Works, Ltd.	422,000	381,267	0.0%
	Neturen Co., Ltd.	154,500	1,271,372	0.1%
#*	New Japan Chemical Co., Ltd.	182,300	487,307	0.0%
	Nichia Steel Works, Ltd.	175,900	685,251	0.0%
	Nihon Kagaku Sangyo Co., Ltd.	78,000	550,016	0.0%
	Nihon Nohyaku Co., Ltd.	252,000	3,610,885	0.2%
	Nihon Parkerizing Co., Ltd.	271,000	5,659,201	0.3%
	Nihon Yamamura Glass Co., Ltd.	491,000	867,417	0.0%
#	Nippon Carbide Industries Co., Inc.	369,000	1,110,068	0.1%
#*	Nippon Chemical Industrial Co., Ltd.	491,000	668,701	0.0%
	Nippon Chutetsukan KK	113,000	252,516	0.0%
#	Nippon Concrete Industries Co., Ltd.	180,000	825,261	0.0%
#	Nippon Denko Co., Ltd.	514,000	1,552,135	0.1%
	Nippon Fine Chemical Co., Ltd.	85,600	534,521	0.0%
#	Nippon Kasei Chemical Co., Ltd.	183,000	252,438	0.0%
#*	Nippon Kinzoku Co., Ltd.	264,000	356,821	0.0%
#*	Nippon Koshuha Steel Co., Ltd.	458,000	461,300	0.0%
	Nippon Light Metal Holdings Co., Ltd.	3,026,200	4,094,802	0.2%
#	Nippon Paper Industries Co., Ltd.	174,000	3,231,680	0.1%
	Nippon Pillar Packing Co., Ltd.	113,000	777,811	0.0%
	Nippon Soda Co., Ltd.	785,000	5,008,571	0.2%
	Nippon Synthetic Chemical Industry Co., Ltd. (The)	289,000	2,595,551	0.1%
#	Nippon Valqua Industries, Ltd.	465,000	1,250,741	0.1%
#	Nisshin Steel Holdings Co., Ltd.	453,992	5,439,323	0.2%
	Nitta Gelatin, Inc.	3,000	28,157	0.0%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Nittetsu Mining Co., Ltd.	375,000	$1,853,379	0.1%
	Nitto FC Co., Ltd.	72,000	419,782	0.0%
	NOF Corp.	833,000	5,930,037	0.3%
	Okamoto Industries, Inc.	414,000	1,290,046	0.1%
	Okura Industrial Co., Ltd.	305,000	1,052,967	0.1%
	Osaka Organic Chemical Industry, Ltd.	66,000	299,921	0.0%
	Osaka Steel Co., Ltd.	77,700	1,349,229	0.1%
#	OSAKA Titanium Technologies Co., Ltd.	81,600	1,421,130	0.1%
#	Pacific Metals Co., Ltd.	823,000	3,006,958	0.1%
	Pack Corp. (The)	75,200	1,335,038	0.1%
#*	Rasa Industries, Ltd.	430,000	768,963	0.0%
	Rengo Co., Ltd.	1,219,000	7,336,868	0.3%
	Riken Technos Corp.	203,000	1,140,381	0.1%
	Sakai Chemical Industry Co., Ltd.	535,000	1,653,254	0.1%
	Sakata INX Corp.	242,000	2,304,786	0.1%
	Sanyo Chemical Industries, Ltd.	347,000	2,379,577	0.1%
	Sanyo Special Steel Co., Ltd.	592,300	2,893,190	0.1%
	Seiko PMC Corp.	13,500	61,216	0.0%
	Sekisui Plastics Co., Ltd.	235,000	629,829	0.0%
	Shikoku Chemicals Corp.	239,000	1,809,739	0.1%
	Shin-Etsu Polymer Co., Ltd.	249,100	897,761	0.0%
	Shinagawa Refractories Co., Ltd.	246,000	524,200	0.0%
	Shinko Wire Co., Ltd.	184,000	334,129	0.0%
	Stella Chemifa Corp.	53,600	807,739	0.0%
	Sumitomo Bakelite Co., Ltd.	1,158,000	4,165,623	0.2%
	Sumitomo Osaka Cement Co., Ltd.	2,274,000	8,741,989	0.4%
#	Sumitomo Seika Chemicals Co., Ltd.	259,000	2,124,530	0.1%
	T Hasegawa Co., Ltd.	122,900	1,692,259	0.1%
	T&K Toka Co., Ltd.	34,100	744,897	0.0%
	Taisei Lamick Co., Ltd.	27,600	671,615	0.0%
	Taiyo Holdings Co., Ltd.	86,400	2,719,059	0.1%
	Takasago International Corp.	433,000	2,436,005	0.1%
	Takiron Co., Ltd.	304,000	1,254,500	0.1%
*	Tanaka Chemical Corp.	1,100	5,035	0.0%
	Tayca Corp.	159,000	459,654	0.0%
	Tenma Corp.	87,000	1,363,548	0.1%
#	Toagosei Co., Ltd.	1,252,000	5,358,698	0.2%
#	Toda Kogyo Corp.	220,000	606,782	0.0%
#	Toho Titanium Co., Ltd.	132,500	925,502	0.0%
	Toho Zinc Co., Ltd.	741,000	2,482,734	0.1%
#	Tokai Carbon Co., Ltd.	1,202,000	4,198,770	0.2%
	Tokushu Tokai Paper Co., Ltd.	551,580	1,127,441	0.1%
	Tokuyama Corp.	1,979,000	7,523,901	0.3%
	Tokyo Ohka Kogyo Co., Ltd.	180,800	3,871,597	0.2%
#*	Tokyo Rope Manufacturing Co., Ltd.	127,000	199,394	0.0%
#*	Tokyo Steel Manufacturing Co., Ltd.	654,900	3,400,455	0.2%
	Tokyo Tekko Co., Ltd.	232,000	903,709	0.0%
	Tomoegawa Co., Ltd.	125,000	236,595	0.0%
	Tomoku Co., Ltd.	320,000	1,102,259	0.1%
	Topy Industries, Ltd.	1,102,000	2,043,951	0.1%
	Toyo Ink SC Holdings Co., Ltd.	1,076,000	5,312,631	0.2%
	Toyo Kohan Co., Ltd.	286,000	1,339,746	0.1%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Materials — (Continued)
Toyobo Co., Ltd.	4,867,000	$8,984,468	0.4%
TYK Corp.	138,000	313,713	0.0%
UACJ Corp	1,263,415	4,786,049	0.2%
Wood One Co., Ltd.	169,000	504,062	0.0%
Yodogawa Steel Works, Ltd.	786,500	3,388,489	0.2%
Yuki Gosei Kogyo Co., Ltd.	64,000	172,207	0.0%
Yushiro Chemical Industry Co., Ltd.	60,000	574,205	0.0%
Total Materials		266,532,412	11.7%

Telecommunication Services — (0.0%)
* Japan Communications, Inc.	244	23,515	0.0%
Okinawa Cellular Telephone Co.	36,400	953,086	0.0%
Total Telecommunication Services		976,601	0.0%

Utilities — (0.4%)
# Hokkaido Gas Co., Ltd.	265,000	684,518	0.0%
Hokuriku Gas Co., Ltd.	99,000	247,436	0.0%
# Kyoei Sangyo Co., Ltd.	97,000	174,240	0.0%
Okinawa Electric Power Co., Inc. (The)	93,671	3,152,895	0.1%
Saibu Gas Co., Ltd.	1,640,000	3,851,587	0.2%
Shizuoka Gas Co., Ltd.	307,000	1,826,629	0.1%
Total Utilities		9,937,305	0.4%
TOTAL COMMON STOCKS		2,276,059,625	99.7%

RIGHTS/WARRANTS — (0.0%)
#* Nichi-iko Pharmaceutical Co., Ltd. Rights 01/24/14	81,900	365,521	0.0%

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (9.9%)
§@ DFA Short Term Investment Fund	21,434,745	248,000,000	10.9%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.03%,
01/02/14 (Collateralized by $794,548 U.S. Treasury Note
1.625%, 08/15/22, valued at $728,377) to be repurchased at $714,095	$714	714,094	0.0%
TOTAL SECURITIES LENDING COLLATERAL		248,714,094	10.9%

TOTAL INVESTMENTS — (100.0%) (Cost $2,340,421,213)^		$2,525,139,240	110.6%
____________________

^       The cost for federal income tax purposes is $2,370,500,772.

The Japanese Small Company Series
continued

Summary of the Series' investments as of December 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$8,657,122	$465,811,841	—	$474,468,963
Consumer Staples	—	204,202,084	—	204,202,084
Energy	—	25,066,354	—	25,066,354
Financials	5,093,086	245,995,199	—	251,088,285
Health Care	—	105,699,909	—	105,699,909
Industrials	—	677,179,066	—	677,179,066
Information Technology	—	260,908,646	—	260,908,646
Materials	—	266,532,412	—	266,532,412
Telecommunication Services	—	976,601	—	976,601
Utilities	—	9,937,305	—	9,937,305
Rights/Warrants	—	365,521	—	365,521
Securities Lending Collateral	—	248,714,094	—	248,714,094
TOTAL	$13,750,208	$2,511,389,032	—	$2,525,139,240

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2013
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (80.9%)
AUSTRALIA — (39.9%)
*	AAT Corp., Ltd.	9,992	$—	0.0%
*	ABM Resources NL	4,344,904	85,618	0.0%
	Acrux, Ltd.	36,193	82,922	0.0%
	Adelaide Brighton, Ltd.	1,885,315	6,192,792	0.5%
#*	Aditya Birla Minerals, Ltd.	884,599	268,944	0.0%
*	AED Oil, Ltd.	363,401	—	0.0%
#	Ainsworth Game Technology, Ltd.	412,220	1,619,302	0.1%
#*	AJ Lucas Group, Ltd.	317,969	312,565	0.0%
#*	Alchemia, Ltd.	459,735	234,505	0.0%
*	Alcyone Resources, Ltd.	4,280,423	7,633	0.0%
#*	Alkane Resources, Ltd.	1,255,636	382,973	0.0%
*	Alliance Resources, Ltd.	399,488	46,472	0.0%
#	Altium, Ltd.	30,120	62,477	0.0%
*	Altona Mining, Ltd.	1,108,169	164,061	0.0%
	AMA Group, Ltd.	15,236	4,629	0.0%
	Amalgamated Holdings, Ltd.	462,896	3,385,947	0.3%
#	Amcom Telecommunications, Ltd.	1,205,233	2,352,361	0.2%
#	Ansell, Ltd.	474,660	8,771,725	0.7%
*	Antares Energy, Ltd.	1,044,143	513,752	0.0%
	AP Eagers, Ltd.	235,789	1,045,598	0.1%
#*	APN News & Media, Ltd.	2,528,312	1,016,995	0.1%
#*	Aquarius Platinum, Ltd.	1,647,462	1,122,161	0.1%
#*	Aquila Resources, Ltd.	418,194	862,180	0.1%
*	Arafura Resources, Ltd.	1,004,551	69,829	0.0%
#	ARB Corp., Ltd.	357,147	3,741,908	0.3%
	Aristocrat Leisure, Ltd.	2,657,275	11,164,730	0.9%
	Arrium, Ltd.	7,583,001	11,908,100	0.9%
#*	ASG Group, Ltd.	642,515	235,561	0.0%
*	Atlantic, Ltd.	96,276	15,559	0.0%
#	Atlas Iron, Ltd.	4,589,842	4,744,802	0.4%
#*	Aurora Oil & Gas, Ltd.	2,405,057	6,507,219	0.5%
#	Ausdrill, Ltd.	1,626,896	1,503,869	0.1%
#	Ausenco, Ltd.	709,463	399,948	0.0%
#*	Austal, Ltd.	1,105,762	860,469	0.1%
#	Austbrokers Holdings, Ltd.	187,487	2,010,702	0.2%
#	Austin Engineering, Ltd.	279,815	926,145	0.1%
*	Austpac Resources NL	1,539,067	42,711	0.0%
#*	Australian Agricultural Co., Ltd.	2,058,077	2,299,071	0.2%
#	Australian Infrastructure Fund	3,606,473	16,153	0.0%
	Australian Pharmaceutical Industries, Ltd.	2,452,401	1,314,953	0.1%
	Australian Vintage, Ltd.	4,096,187	1,611,349	0.1%
#	Automotive Holdings Group, Ltd.	881,489	2,980,384	0.2%
*	Avanco Resources, Ltd.	2,444,368	155,618	0.0%
#	Aveo Group	481,499	887,803	0.1%
#*	AVJennings, Ltd.	7,259,050	3,958,104	0.3%
*	AWE, Ltd.	2,810,321	3,364,869	0.3%
#*	Bandanna Energy, Ltd.	452,591	69,019	0.0%
#	BC Iron, Ltd.	580,084	2,692,654	0.2%
#	Beach Energy, Ltd.	7,442,568	9,529,292	0.8%
#	Bega Cheese, Ltd.	110,664	447,130	0.0%
#	Bentham IMF, Ltd.	350,860	548,908	0.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
*	Berkeley Resources, Ltd.	434,006	$92,581	0.0%
	Beyond International, Ltd.	61,256	101,283	0.0%
#*	Billabong International, Ltd.	2,271,284	1,025,222	0.1%
#*	Bionomics, Ltd.	307,673	207,834	0.0%
	Bisalloy Steel Group, Ltd.	55,691	38,749	0.0%
#	Blackmores, Ltd.	78,760	1,466,953	0.1%
#*	Blackthorn Resources, Ltd.	224,195	52,234	0.0%
*	BlueScope Steel, Ltd.	2,365,706	12,342,906	1.0%
#	Boart Longyear, Ltd.	2,638,658	911,415	0.1%
#*	Boom Logistics, Ltd.	812,985	98,216	0.0%
*	Boulder Steel, Ltd.	165,585	2,366	0.0%
#	Bradken, Ltd.	1,201,799	6,490,110	0.5%
#	Breville Group, Ltd.	629,461	5,025,910	0.4%
#	Brickworks, Ltd.	143,657	1,835,454	0.2%
	BSA, Ltd.	375,573	42,174	0.0%
	BT Investment Management, Ltd.	321,394	1,655,223	0.1%
#*	Buccaneer Energy, Ltd.	4,354,425	89,426	0.0%
#*	Buru Energy, Ltd.	395,291	619,651	0.1%
#	Cabcharge Australia, Ltd.	630,721	2,253,815	0.2%
	Calliden Group, Ltd.	389,687	93,957	0.0%
*	Cape Lambert Resources, Ltd.	373,413	43,390	0.0%
*	Capral, Ltd.	58,499	8,122	0.0%
#	Cardno, Ltd.	648,490	4,005,566	0.3%
#*	Carnarvon Petroleum, Ltd.	4,944,854	283,054	0.0%
*	Carnegie Wave Energy, Ltd.	263,165	11,267	0.0%
#	carsales.com, Ltd.	1,324,267	12,080,578	1.0%
#	Cash Converters International, Ltd.	1,725,031	1,499,026	0.1%
	CDS Technologies, Ltd.	13,276	—	0.0%
#	Cedar Woods Properties, Ltd.	243,649	1,664,391	0.1%
*	Centaurus Metals, Ltd.	62,645	10,479	0.0%
#*	Central Petroleum, Ltd.	172,103	56,849	0.0%
	Centrebet International, Ltd. Claim Units	81,336	—	0.0%
#*	Ceramic Fuel Cells, Ltd.	3,254,930	110,496	0.0%
*	Chalice Gold Mines, Ltd.	320,684	38,661	0.0%
	Challenger, Ltd.	129,231	717,721	0.1%
#	Chandler Macleod Group, Ltd.	448,233	180,288	0.0%
	ChemGenex Pharmaceuticals, Ltd.	115,291	—	0.0%
#*	Citigold Corp., Ltd.	3,765,806	155,105	0.0%
*	Clinuvel Pharmaceuticals, Ltd.	106,846	90,961	0.0%
	Clover Corp., Ltd.	434,207	200,057	0.0%
#*	Coal of Africa, Ltd.	668,800	117,642	0.0%
#*	Coalspur Mines, Ltd.	1,239,823	254,666	0.0%
#*	Cockatoo Coal, Ltd.	6,931,645	247,162	0.0%
#	Codan, Ltd.	389,586	390,951	0.0%
*	Coffey International, Ltd.	1,048,636	235,604	0.0%
#	Collection House, Ltd.	1,912,452	3,219,167	0.3%
#	Collins Foods, Ltd.	220,087	360,182	0.0%
*	Comet Ridge, Ltd.	15,204	2,248	0.0%
*	Cooper Energy, Ltd.	336,842	137,152	0.0%
	Corporate Travel Management, Ltd.	18,987	94,320	0.0%
	Coventry Group, Ltd.	144,778	376,421	0.0%
	Credit Corp. Group, Ltd.	110,382	952,572	0.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
	Crowe Horwath Australasia, Ltd.	1,245,672	$383,558	0.0%
#	CSG, Ltd.	740,785	609,367	0.1%
	CSR, Ltd.	2,829,296	6,711,823	0.5%
#	CTI Logistics, Ltd.	7,200	17,300	0.0%
#*	Cudeco, Ltd.	399,317	643,674	0.1%
#*	Cue Energy Resources, Ltd.	1,378,665	163,254	0.0%
#	Data#3, Ltd.	411,493	345,933	0.0%
#	David Jones, Ltd.	3,514,192	9,497,998	0.8%
#	Decmil Group, Ltd.	730,683	1,624,323	0.1%
#*	Deep Yellow, Ltd.	1,039,981	16,707	0.0%
*	Devine, Ltd.	497,498	360,445	0.0%
#*	Discovery Metals, Ltd.	1,368,337	64,926	0.0%
#	Domino's Pizza Enterprises, Ltd.	45,167	652,545	0.1%
	Downer EDI, Ltd.	2,414,160	10,520,309	0.8%
*	Dragon Mining, Ltd.	121,430	15,900	0.0%
#*	Drillsearch Energy, Ltd.	2,221,068	2,684,227	0.2%
	DUET Group	574,404	1,026,238	0.1%
	DuluxGroup, Ltd.	2,456,206	11,778,201	0.9%
#	DWS, Ltd.	382,927	421,234	0.0%
#	Echo Entertainment Group, Ltd.	1,930,771	4,253,087	0.3%
*	EHG Corp., Ltd.	482	—	0.0%
#*	Elders, Ltd.	1,419,921	146,076	0.0%
*	Elemental Minerals, Ltd.	388,188	114,327	0.0%
#	Emeco Holdings, Ltd.	3,418,670	688,935	0.1%
*	Empire Oil & Gas NL	922,161	9,053	0.0%
*	Energy Resources of Australia, Ltd.	819,847	923,328	0.1%
#*	Energy World Corp., Ltd.	4,181,155	1,422,651	0.1%
	Envestra, Ltd.	6,189,006	6,307,758	0.5%
#*	Equatorial Resources, Ltd.	176,571	104,117	0.0%
	ERM Power, Ltd.	47,985	102,866	0.0%
	Ethane Pipeline Income Fund	172,992	272,137	0.0%
	Euroz, Ltd.	90,019	95,934	0.0%
#	Evolution Mining, Ltd.	1,832,000	1,014,542	0.1%
#	Fairfax Media, Ltd.	11,005,131	6,308,406	0.5%
#	Fantastic Holdings, Ltd.	335,900	614,672	0.1%
#*	FAR, Ltd.	8,567,778	306,642	0.0%
#	Finbar Group, Ltd.	111,165	158,626	0.0%
*	Finders Resources, Ltd.	7,442	1,397	0.0%
#	Fleetwood Corp., Ltd.	369,568	1,051,877	0.1%
	FlexiGroup, Ltd.	620,491	2,484,344	0.2%
#*	Flinders Mines, Ltd.	6,909,293	197,936	0.0%
#*	Focus Minerals, Ltd.	19,167,915	205,141	0.0%
#	Forge Group, Ltd.	411,374	641,755	0.1%
	Funtastic, Ltd.	14,936	2,334	0.0%
	G8 Education, Ltd.	469,718	1,329,232	0.1%
*	Galaxy Resources, Ltd.	760,450	31,957	0.0%
	Gazal Corp., Ltd.	75,960	204,923	0.0%
#*	Geodynamics, Ltd.	1,015,653	71,664	0.0%
#*	Gindalbie Metals, Ltd.	2,927,610	262,405	0.0%
	Global Construction Services, Ltd.	4,832	2,071	0.0%
	Goodman Fielder, Ltd.	9,960,250	6,103,019	0.5%
	GrainCorp, Ltd. Class A	828,668	6,292,200	0.5%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#	Grange Resources, Ltd.	1,485,766	$339,759	0.0%
	Greencross, Ltd.	7,711	58,789	0.0%
#*	Greenland Minerals & Energy, Ltd.	796,390	146,077	0.0%
#*	Gryphon Minerals, Ltd.	1,931,531	295,316	0.0%
#	GUD Holdings, Ltd.	521,492	2,686,392	0.2%
*	Gujarat NRE Coking Coal, Ltd.	119,865	7,920	0.0%
#*	Gunns, Ltd.	2,872,620	—	0.0%
#	GWA Group, Ltd.	1,420,603	3,865,740	0.3%
	Hansen Technologies, Ltd.	5,702	6,212	0.0%
*	Havilah Resources NL	132,053	29,530	0.0%
#	HFA Holdings, Ltd.	235,865	153,160	0.0%
	HGL, Ltd.	42,287	19,663	0.0%
*	Highlands Pacific, Ltd.	2,651,500	148,520	0.0%
*	Hillgrove Resources, Ltd.	1,601,169	129,095	0.0%
	Hills Holdings, Ltd.	1,160,294	1,806,365	0.2%
#*	Horizon Oil, Ltd.	6,383,698	1,744,646	0.1%
*	Icon Energy, Ltd.	1,135,301	162,185	0.0%
*	IDM International, Ltd.	23,969	835	0.0%
	iiNET, Ltd.	792,883	4,621,852	0.4%
#	Imdex, Ltd.	1,175,904	654,061	0.1%
	Independence Group NL	1,288,582	3,600,162	0.3%
*	Indophil Resources NL	3,118,946	460,331	0.0%
#*	Infigen Energy	2,081,316	484,147	0.0%
#	Infomedia, Ltd.	1,477,140	782,426	0.1%
	Integrated Research, Ltd.	336,657	310,214	0.0%
#*	Intrepid Mines, Ltd.	1,794,707	505,547	0.0%
#	Invocare, Ltd.	674,127	6,657,075	0.5%
	IOOF Holdings, Ltd.	1,319,478	10,583,388	0.8%
	Iress, Ltd.	815,512	6,882,566	0.6%
#*	Iron Ore Holdings, Ltd.	336,216	273,893	0.0%
#	JB Hi-Fi, Ltd.	685,989	13,207,364	1.0%
	Jumbo Interactive, Ltd.	89,952	177,904	0.0%
*	Jupiter Mines, Ltd.	405,443	28,946	0.0%
	K&S Corp., Ltd.	241,533	398,311	0.0%
#*	Kagara, Ltd.	1,945,393	208,445	0.0%
*	Kangaroo Resources, Ltd.	1,767,709	22,217	0.0%
#*	Karoon Gas Australia, Ltd.	759,802	2,958,166	0.2%
*	Kasbah Resources, Ltd.	236,064	23,253	0.0%
#	Kingsgate Consolidated, Ltd.	981,579	822,155	0.1%
#*	Kingsrose Mining, Ltd.	760,046	227,928	0.0%
	Lednium, Ltd.	195,019	—	0.0%
#*	Linc Energy, Ltd.(BHB1P05)	44,657	53,789	0.0%
*	Linc Energy, Ltd.(B12CM37)	1,937,860	1,872,539	0.2%
*	Liquefied Natural Gas, Ltd.	366,175	96,647	0.0%
	LogiCamms, Ltd.	38,305	54,174	0.0%
*	Lonestar Resources, Ltd.	819,137	172,314	0.0%
	Lycopodium, Ltd.	80,228	299,985	0.0%
#*	Lynas Corp., Ltd.	1,040,129	275,113	0.0%
#	M2 Group, Ltd.	810,009	4,546,264	0.4%
	MACA, Ltd.	435,162	1,023,557	0.1%
*	Macmahon Holdings, Ltd.	6,319,933	823,493	0.1%
	Macquarie Atlas Roads Group	426,206	1,048,759	0.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#	Macquarie Telecom Group, Ltd.	35,019	$262,064	0.0%
	Magellan Financial Group, Ltd.	20,884	201,532	0.0%
	Mastermyne Group, Ltd.	8,431	5,760	0.0%
*	Matrix Composites & Engineering, Ltd.	167,126	114,323	0.0%
#*	Maverick Drilling & Exploration, Ltd.	518,714	204,681	0.0%
#	MaxiTRANS Industries, Ltd.	942,578	1,003,270	0.1%
*	Mayne Pharma Group, Ltd.	1,767,379	1,169,653	0.1%
#	McMillan Shakespeare, Ltd.	146,982	1,552,711	0.1%
	McPherson's, Ltd.	420,778	582,215	0.1%
#*	Medusa Mining, Ltd.	1,073,347	1,971,788	0.2%
#	Melbourne IT, Ltd.	442,110	698,556	0.1%
*	MEO Australia, Ltd.	681,039	26,195	0.0%
#	Mermaid Marine Australia, Ltd.	1,285,006	3,903,154	0.3%
#*	Mesoblast, Ltd.	99,585	521,120	0.0%
*	Metals X, Ltd.	513,853	78,146	0.0%
*	Metgasco, Ltd.	641,952	47,011	0.0%
*	Metminco, Ltd.	803,323	22,290	0.0%
*	MHM Metals, Ltd.	117,605	8,191	0.0%
#	Mincor Resources NL	1,004,969	534,651	0.0%
#*	Mineral Deposits, Ltd.	429,504	1,074,741	0.1%
#	Mineral Resources, Ltd.	812,030	8,640,263	0.7%
#*	Mirabela Nickel, Ltd.	2,820,238	40,291	0.0%
#*	Molopo Energy, Ltd.	1,186,993	191,341	0.0%
#	Monadelphous Group, Ltd.	544,857	9,074,164	0.7%
*	Morning Star Gold NL	332,749	32,682	0.0%
#	Mortgage Choice, Ltd.	666,866	1,711,083	0.1%
	Mount Gibson Iron, Ltd.	3,718,184	3,382,173	0.3%
#	Myer Holdings, Ltd.	3,564,925	8,781,483	0.7%
	MyState, Ltd.	157,973	687,394	0.1%
*	Nanosonics, Ltd.	152,184	114,403	0.0%
	National Energy Holdings, Ltd.	1,996	—	0.0%
#	Navitas, Ltd.	1,272,379	7,321,994	0.6%
#*	Neon Energy, Ltd.	2,750,935	664,019	0.1%
#*	Newsat, Ltd.	763,841	307,020	0.0%
*	Nexus Energy, Ltd.	6,106,883	382,391	0.0%
#	NIB Holdings, Ltd.	2,056,884	5,020,639	0.4%
	Nick Scali, Ltd.	170,701	403,002	0.0%
*	Nido Petroleum, Ltd.	6,093,154	196,476	0.0%
#*	Noble Mineral Resources, Ltd.	405,717	3,260	0.0%
#*	Northern Iron, Ltd.	692,729	136,091	0.0%
#	Northern Star Resources, Ltd.	2,354,296	1,660,273	0.1%
#	NRW Holdings, Ltd.	1,821,633	2,237,633	0.2%
*	NuCoal Resources, Ltd.	429,538	5,386	0.0%
#	Nufarm, Ltd.	981,136	3,854,422	0.3%
	Oakton, Ltd.	394,790	564,732	0.1%
*	OM Holdings, Ltd.	29,193	8,485	0.0%
*	OPUS Group, Ltd.	36,822	1,479	0.0%
#*	Orocobre, Ltd.	302,870	674,759	0.1%
#	OrotonGroup, Ltd.	122,389	482,256	0.0%
*	Otto Energy, Ltd.	1,936,175	173,106	0.0%
#	OZ Minerals, Ltd.	1,821,995	5,149,426	0.4%
	Pacific Brands, Ltd.	5,070,236	2,905,811	0.2%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#*	Paladin Energy, Ltd.	4,560,023	$1,900,766	0.2%
*	Pan Pacific Petroleum NL	1,094,343	102,997	0.0%
	PanAust, Ltd.	2,688,545	4,361,573	0.4%
*	Pancontinental Oil & Gas NL	1,006,891	54,902	0.0%
#	Panoramic Resources, Ltd.	1,282,629	286,979	0.0%
#*	PaperlinX, Ltd.	2,814,406	118,150	0.0%
	Patties Foods, Ltd.	42,099	52,272	0.0%
*	Peak Resources, Ltd.	177,789	10,710	0.0%
#*	Peet, Ltd.	1,471,836	1,774,206	0.1%
*	Peninsula Energy, Ltd.	5,178,834	97,205	0.0%
#	Perpetual, Ltd.	269,693	11,662,269	0.9%
#*	Perseus Mining, Ltd.	1,998,072	443,695	0.0%
#*	Pharmaxis, Ltd.	825,833	77,552	0.0%
*	Phosphagenics, Ltd.	1,842,963	189,745	0.0%
#*	Platinum Australia, Ltd.	1,442,661	12,929	0.0%
#*	Pluton Resources, Ltd.	242,558	37,019	0.0%
*	PMP, Ltd.	2,395,607	881,572	0.1%
*	Poseidon Nickel, Ltd.	436,181	29,621	0.0%
#	Premier Investments, Ltd.	488,664	3,586,675	0.3%
#*	Prima Biomed, Ltd.	2,194,242	76,800	0.0%
	Primary Health Care, Ltd.	1,757,576	7,786,698	0.6%
	Prime Media Group, Ltd.	1,777,139	1,668,381	0.1%
	Programmed Maintenance Services, Ltd.	626,706	1,958,172	0.2%
*	Qantas Airways, Ltd.	170,373	167,121	0.0%
#*	QRxPharma, Ltd.	121,754	81,037	0.0%
	Qube Holdings, Ltd.	34,737	64,330	0.0%
*	Quickstep Holdings, Ltd.	462,355	90,937	0.0%
#*	Ramelius Resources, Ltd.	1,512,836	131,977	0.0%
#*	Range Resources, Ltd.	1,456,711	32,554	0.0%
	RCG Corp., Ltd.	67,557	44,985	0.0%
#	RCR Tomlinson, Ltd.	1,056,974	3,466,396	0.3%
#	REA Group, Ltd.	125,825	4,250,067	0.3%
#	Reckon, Ltd.	302,023	585,491	0.1%
*	Red 5, Ltd.	9,022	713	0.0%
#*	Red Fork Energy, Ltd.	2,475,839	841,262	0.1%
	Redflex Holdings, Ltd.	377,855	396,299	0.0%
	Reece Australia, Ltd.	238,257	6,900,579	0.6%
#*	Reed Resources, Ltd.	432,070	22,331	0.0%
#	Regis Resources, Ltd.	1,866,136	4,897,250	0.4%
#	Reject Shop, Ltd. (The)	197,005	3,049,743	0.2%
#*	Resolute Mining, Ltd.	3,263,722	1,631,777	0.1%
*	Resource Equipment, Ltd.	118,411	14,882	0.0%
*	Resource Generation, Ltd.	338,381	54,492	0.0%
#	Retail Food Group, Ltd.	411,612	1,691,571	0.1%
#*	Rex Minerals, Ltd.	469,315	201,646	0.0%
#	Ridley Corp., Ltd.	1,296,000	1,001,715	0.1%
*	RiverCity Motorway Group	1,563,354	—	0.0%
#*	Robust Resources, Ltd.	50,108	15,709	0.0%
*	Roc Oil Co., Ltd.	6,490,268	2,847,441	0.2%
*	RungePincockMinarco, Ltd.	30,702	19,271	0.0%
#	Ruralco Holdings, Ltd.	96,796	280,785	0.0%
#	SAI Global, Ltd.	1,373,112	4,767,637	0.4%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
	Salmat, Ltd.	664,807	$1,266,071	0.1%
#*	Samson Oil & Gas, Ltd.	7,175,499	147,015	0.0%
*	Sandfire Resources NL	92,518	536,871	0.0%
*	Santana Minerals, Ltd.	196,104	18,368	0.0%
*	Saracen Mineral Holdings, Ltd.	2,686,129	448,730	0.0%
	Schaffer Corp., Ltd.	33,766	168,090	0.0%
#	Sedgman, Ltd.	452,719	275,319	0.0%
#	Select Harvests, Ltd.	325,063	1,598,956	0.1%
#*	Senex Energy, Ltd.	5,157,292	3,417,658	0.3%
	Servcorp, Ltd.	301,327	1,072,779	0.1%
	Service Stream, Ltd.	1,432,710	237,067	0.0%
#	Seven Group Holdings, Ltd.	141,561	1,018,516	0.1%
#	Seven West Media, Ltd.	2,558,945	5,392,158	0.4%
#	Sigma Pharmaceuticals, Ltd.	6,186,810	3,594,693	0.3%
*	Sihayo Gold, Ltd.	574,042	15,368	0.0%
*	Silex Systems, Ltd.	511,695	1,051,590	0.1%
#	Silver Chef, Ltd.	50,018	233,992	0.0%
#*	Silver Lake Resources, Ltd.	2,079,417	1,001,579	0.1%
#*	Sims Metal Management, Ltd.	1,027,202	10,007,363	0.8%
#	Sirtex Medical, Ltd.	243,377	2,555,820	0.2%
	Skilled Group, Ltd.	1,077,141	3,281,622	0.3%
#	Slater & Gordon, Ltd.	279,629	1,209,389	0.1%
#	SMS Management & Technology, Ltd.	534,252	1,906,623	0.2%
	Southern Cross Electrical Engineering, Ltd.	21,171	14,382	0.0%
	Southern Cross Media Group, Ltd.	2,968,375	4,491,111	0.4%
	Spark Infrastructure Group	5,451,048	7,920,847	0.6%
#	Specialty Fashion Group, Ltd.	809,557	659,461	0.1%
#*	St Barbara, Ltd.	2,126,844	499,880	0.0%
#*	Starpharma Holdings, Ltd.	384,306	296,952	0.0%
*	Strike Energy, Ltd.	1,315,724	105,767	0.0%
	Structural Systems, Ltd.	29,934	14,163	0.0%
	STW Communications Group, Ltd.	1,759,729	2,356,531	0.2%
*	Sundance Energy Australia, Ltd.	1,575,618	1,405,139	0.1%
#*	Sundance Resources, Ltd.	8,756,539	744,803	0.1%
	Sunland Group, Ltd.	741,191	911,112	0.1%
#	Super Retail Group, Ltd.	1,291,875	15,358,841	1.2%
	Swick Mining Services, Ltd.	106,166	28,508	0.0%
#	Tabcorp Holdings, Ltd.	609,316	1,978,343	0.2%
*	Talon Petroleum, Ltd.	12,647	452	0.0%
#*	Tanami Gold NL	987,316	19,554	0.0%
*	Tap Oil, Ltd.	1,450,696	655,788	0.1%
	Tassal Group, Ltd.	652,338	1,922,417	0.2%
	Technology One, Ltd.	1,322,653	2,707,771	0.2%
#*	Ten Network Holdings, Ltd.	9,497,468	2,381,071	0.2%
	TFS Corp., Ltd.	1,448,714	1,314,431	0.1%
#	Thorn Group, Ltd.	390,102	756,600	0.1%
*	Tiger Resources, Ltd.	3,983,028	1,234,887	0.1%
*	Toro Energy, Ltd.	70,156	4,820	0.0%
	Tox Free Solutions, Ltd.	701,587	2,191,012	0.2%
	TPG Telecom, Ltd.	1,443,681	6,884,237	0.6%
#	Transfield Services, Ltd.	2,545,661	2,040,639	0.2%
*	Transpacific Industries Group, Ltd.	5,845,571	6,129,231	0.5%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#	Treasury Group, Ltd.	21,218	$168,819	0.0%
*	Tribune Resources, Ltd.	3,093	6,439	0.0%
#*	Troy Resources, Ltd.	599,011	421,838	0.0%
#	UGL, Ltd.	1,082,232	7,075,845	0.6%
*	Unity Mining, Ltd.	2,433,889	89,306	0.0%
	UXC, Ltd.	1,477,903	1,320,980	0.1%
*	Venture Minerals, Ltd.	412,390	66,303	0.0%
*	Villa World, Ltd.	103,434	173,818	0.0%
#	Village Roadshow, Ltd.	855,994	5,781,098	0.5%
#*	Virgin Australia Holdings, Ltd.	10,380,644	3,521,674	0.3%
	Virgin Australia Holdings, Ltd. (B7L5734)	7,648,897	7	0.0%
*	Vision Eye Institute, Ltd.	379,482	237,676	0.0%
#	Vocus Communications, Ltd.	169,773	531,836	0.0%
	Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	3,311	27,394	0.0%
*	Watpac, Ltd.	718,644	619,654	0.1%
	WDS, Ltd.	375,342	286,951	0.0%
#	Webjet, Ltd.	390,881	1,108,658	0.1%
	Webster, Ltd.	180,921	176,059	0.0%
#	Western Areas, Ltd.	891,368	1,896,907	0.2%
#*	Western Desert Resources, Ltd.	241,493	158,277	0.0%
#*	White Energy Co., Ltd.	643,913	106,339	0.0%
#*	Whitehaven Coal, Ltd.	1,973,299	3,376,632	0.3%
#	Wide Bay Australia, Ltd.	84,697	425,339	0.0%
#*	Windimurra Vanadium, Ltd.	67,179	—	0.0%
#	Wotif.com Holdings, Ltd.	725,888	1,796,970	0.1%
*	YTC Resources, Ltd.	104,200	21,387	0.0%
TOTAL AUSTRALIA			617,944,079	48.7%

CHINA — (0.2%)
	Active Group Holdings, Ltd.	184,000	19,270	0.0%
*	China WindPower Group, Ltd.	947,368	76,026	0.0%
*	Skyfame Realty Holdings, Ltd.	2,501,625	213,506	0.0%
#*	Sound Global, Ltd.	1,432,000	797,762	0.1%
*	Superb Summit International Group, Ltd.	17,372,600	740,480	0.0%
	Tongda Group Holdings, Ltd.	14,410,000	969,263	0.1%
TOTAL CHINA			2,816,307	0.2%

HONG KONG — (23.2%)
	Aeon Credit Service Asia Co., Ltd.	580,000	522,927	0.1%
#	Aeon Stores Hong Kong Co., Ltd.	248,000	321,884	0.0%
	Alco Holdings, Ltd.	1,426,000	254,843	0.0%
	Allan International Holdings	720,000	217,321	0.0%
	Allied Group, Ltd.	683,200	2,724,012	0.2%
	Allied Overseas, Ltd.	50,000	55,656	0.0%
#	Allied Properties HK, Ltd.	12,297,857	2,145,879	0.2%
*	Anxian Yuan China Holdings, Ltd.	1,960,000	60,727	0.0%
*	Apac Resources, Ltd.	12,780,000	242,811	0.0%
	APT Satellite Holdings, Ltd.	1,784,000	2,122,075	0.2%
	Arts Optical International Hldgs	730,000	176,437	0.0%
	Asia Financial Holdings, Ltd.	2,474,908	1,031,539	0.1%
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	3,654,932	0.3%
	Asia Standard Hotel Group, Ltd.	11,777,218	1,506,230	0.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Asia Standard International Group	13,425,937	$3,309,111	0.3%
#	Associated International Hotels, Ltd.	980,000	2,831,472	0.2%
	Aupu Group Holding Co., Ltd.	2,504,000	294,001	0.0%
*	Bel Global Resources Holdings, Ltd.	2,576,000	—	0.0%
*	Birmingham International Holdings, Ltd.	6,502,000	—	0.0%
	Bonjour Holdings, Ltd.	10,366,000	2,263,847	0.2%
	Bossini International Hldg	3,807,500	290,120	0.0%
#*	Brightoil Petroleum Holdings, Ltd.	8,871,000	2,462,895	0.2%
#*	Brockman Mining, Ltd.	23,482,814	1,572,691	0.1%
*	Burwill Holdings, Ltd.	12,312,960	844,664	0.1%
#	Cafe de Coral Holdings, Ltd.	1,376,000	4,440,822	0.4%
	Century City International Holdings, Ltd.	6,419,460	497,332	0.0%
	Champion Technology Holdings, Ltd.	14,881,730	274,762	0.0%
*	Chaoyue Group, Ltd.	115,000	5,463	0.0%
	Chen Hsong Holdings	1,212,000	378,573	0.0%
	Cheuk Nang Holdings, Ltd.	595,302	542,051	0.1%
*	Cheung Wo International Holdings, Ltd.	690,000	87,497	0.0%
	Chevalier International Holdings, Ltd.	786,834	1,386,571	0.1%
*	China Billion Resources, Ltd.	4,876,000	—	0.0%
#*	China Daye Non-Ferrous Metals Mining, Ltd.	9,145,837	235,356	0.0%
	China Digicontent Co., Ltd.	2,710,000	—	0.0%
	China Electronics Corp. Holdings Co., Ltd.	3,608,250	647,371	0.1%
*	China Energy Development Holdings, Ltd.	24,320,000	245,157	0.0%
*	China Environmental Investment Holdings, Ltd.	7,470,000	208,390	0.0%
	China Financial Services Holdings, Ltd.	954,000	75,058	0.0%
*	China Flavors & Fragrances Co., Ltd.	156,137	22,837	0.0%
*	China Gamma Group, Ltd.	3,675,000	58,830	0.0%
*	China Infrastructure Investment, Ltd.	7,776,000	176,111	0.0%
	China Metal International Holdings, Inc.	2,710,000	974,066	0.1%
#	China Motor Bus Co., Ltd.	50,000	414,813	0.0%
*	China Nuclear Industry 23 International Corp., Ltd.	946,000	150,353	0.0%
*	China Outdoor Media Group, Ltd.	1,553,000	49,068	0.0%
*	China Renji Medical Group, Ltd.	26,046,000	124,414	0.0%
*	China Solar Energy Holdings, Ltd.	1,669,500	38,754	0.0%
	China Star Entertainment, Ltd.	1,400,000	21,531	0.0%
*	China Strategic Holdings, Ltd.	12,585,000	227,458	0.0%
	China Ting Group Holdings, Ltd.	2,443,151	186,393	0.0%
*	China Tycoon Beverage Holdings, Ltd.	2,732,000	29,947	0.0%
	China-Hongkong Photo Products Holdings, Ltd.	1,967,000	157,280	0.0%
	Chinney Investment, Ltd.	1,144,000	181,848	0.0%
#	Chong Hing Bank, Ltd.	962,000	4,309,405	0.3%
#	Chow Sang Sang Holdings International, Ltd.	1,967,000	5,619,556	0.5%
	Chu Kong Shipping Enterprise Group Co., Ltd.	2,188,000	590,883	0.1%
	Chuang's China Investments, Ltd.	3,700,938	248,759	0.0%
	Chuang's Consortium International, Ltd.	5,579,837	757,166	0.1%
	Chun Wo Development Holdings, Ltd.	1,852,926	122,063	0.0%
#	CITIC Telecom International Holdings, Ltd.	10,730,125	3,468,503	0.3%
	CK Life Sciences International Holdings, Inc.	17,804,000	1,655,793	0.1%
	CNT Group, Ltd.	8,315,264	364,641	0.0%
*	COL Capital, Ltd.	2,209,840	514,134	0.0%
	Convenience Retail Asia, Ltd.	42,000	30,278	0.0%
*	Cosmos Machinery Enterprises, Ltd.	488,400	36,956	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	CP Lotus Corp.	11,420,000	$298,146	0.0%
#	Cross-Harbour Holdings, Ltd. (The)	679,520	556,023	0.1%
	CSI Properties, Ltd.	32,156,383	1,370,151	0.1%
*	CST Mining Group, Ltd.	76,512,000	661,753	0.1%
*	Culture Landmark Investment, Ltd.	509,800	38,278	0.0%
#*	Culturecom Holdings, Ltd.	2,970,000	456,342	0.0%
*	Cw Group Holdings, Ltd.	244,000	58,218	0.0%
	Dah Sing Banking Group, Ltd.	2,674,797	4,702,291	0.4%
	Dah Sing Financial Holdings, Ltd.	884,627	5,092,728	0.4%
	Dan Form Holdings Co., Ltd.	3,668,260	402,775	0.0%
	Dickson Concepts International, Ltd.	1,258,000	766,554	0.1%
*	Dingyi Group Investment, Ltd.	5,497,500	404,108	0.0%
	Dorsett Hospitality International, Ltd.	4,711,200	986,311	0.1%
*	DVN Holdings, Ltd.	823,000	126,246	0.0%
	Eagle Nice International Holdings, Ltd.	1,116,000	188,116	0.0%
	EcoGreen Fine Chemicals Group, Ltd.	1,202,000	260,232	0.0%
	EganaGoldpfeil Holdings, Ltd.	4,121,757	—	0.0%
	Emperor Capital Group, Ltd.	1,962,000	100,123	0.0%
	Emperor Entertainment Hotel, Ltd.	3,680,000	1,903,213	0.2%
#	Emperor International Holdings	6,996,753	1,898,838	0.2%
	Emperor Watch & Jewellery, Ltd.	25,370,000	1,933,519	0.2%
*	ENM Holdings, Ltd.	15,112,000	1,016,965	0.1%
*	Enviro Energy International Holdings, Ltd.	3,906,000	74,804	0.0%
*	EPI Holdings, Ltd.	22,619,927	602,010	0.1%
*	Esprit Holdings, Ltd.	12,854,950	24,938,591	2.0%
*	eSun Holdings, Ltd.	4,472,000	561,679	0.1%
	Ezcom Holdings, Ltd.	72,576	—	0.0%
	Fairwood, Ltd.	622,100	1,275,354	0.1%
	Far East Consortium International, Ltd.	6,090,772	2,298,330	0.2%
*	FIH Mobile, Ltd.	2,713,000	1,462,433	0.1%
*	Fountain SET Holdings, Ltd.	4,898,000	709,164	0.1%
	Four Seas Mercantile Hldg	592,000	390,346	0.0%
	Fujikon Industrial Holdings, Ltd.	736,000	194,837	0.0%
	Future Bright Holdings, Ltd.	390,000	235,784	0.0%
*	G-Resources Group, Ltd.	140,109,600	3,396,993	0.3%
	Get Nice Holdings, Ltd.	22,008,000	995,470	0.1%
#	Giordano International, Ltd.	9,084,000	8,126,353	0.7%
	Glorious Sun Enterprises, Ltd.	2,702,000	638,099	0.1%
	Gold Peak Industries Holding, Ltd.	3,118,642	326,415	0.0%
	Golden Resources Development International, Ltd.	3,330,500	182,647	0.0%
*	Goldin Financial Holdings, Ltd.	480,000	191,902	0.0%
#*	Goldin Properties Holdings, Ltd.	3,044,000	1,289,147	0.1%
*	Grande Holdings, Ltd. (The)	882,000	46,635	0.0%
	Great Eagle Holdings, Ltd.	70,160	240,640	0.0%
*	Greenheart Group, Ltd.	24,000	1,689	0.0%
	Guangnan Holdings, Ltd.	2,249,600	284,592	0.0%
#	Guotai Junan International Holdings, Ltd.	3,543,000	1,811,799	0.2%
#	Haitong International Securities Group, Ltd.	2,739,968	1,407,138	0.1%
	Hang Fung Gold Technology, Ltd.	1,972,482	—	0.0%
*	Hao Tian Development Group, Ltd.	10,556,000	436,402	0.0%
#	Harbour Centre Development, Ltd.	963,500	1,740,719	0.1%
*	Heng Fai Enterprises, Ltd.	440,000	23,266	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	High Fashion International	268,000	$107,092	0.0%
	HKR International, Ltd.	5,934,336	2,799,694	0.2%
	Hon Kwok Land Investment Co., Ltd.	314,800	109,683	0.0%
	Hong Fok Land, Ltd.	1,210,000	—	0.0%
#	Hong Kong Aircraft Engineering Co., Ltd.	76,400	1,015,531	0.1%
	Hong Kong Ferry Holdings Co., Ltd.	809,300	848,440	0.1%
#	Hong Kong Television Network, Ltd.	2,401,751	1,091,300	0.1%
	Hongkong & Shanghai Hotels (The)	959,500	1,302,844	0.1%
	Hongkong Chinese, Ltd.	5,092,000	1,209,321	0.1%
	Hop Hing Group Holdings, Ltd.	1,292,000	45,057	0.0%
	Hopewell Holdings, Ltd.	1,932,000	6,563,518	0.5%
	Hsin Chong Construction Group, Ltd.	4,133,658	641,555	0.1%
	Hung Hing Printing Group, Ltd.	1,412,000	209,951	0.0%
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	9,652,000	3,652,630	0.3%
*	Hybrid Kinetic Group, Ltd.	2,422,000	37,835	0.0%
*	Hycomm Wireless, Ltd.	77,090	8,547	0.0%
*	I-CABLE Communications, Ltd.	242,000	24,403	0.0%
*	Imagi International Holdings, Ltd.	43,896,000	510,491	0.0%
#*	Integrated Waste Solutions Group Holdings, Ltd.	952,000	166,968	0.0%
*	International Standard Resources Holdings Ltd.	15,176,250	245,003	0.0%
	IPE Group, Ltd.	2,655,000	192,270	0.0%
*	IRC, Ltd.	6,536,000	668,119	0.1%
#	IT, Ltd.	3,816,532	985,885	0.1%
	ITC Corp., Ltd.	856,708	56,464	0.0%
	ITC Properties Group, Ltd.	3,590,186	1,372,024	0.1%
*	Jinhui Holdings, Ltd.	121,000	32,602	0.0%
*	JLF Investment Co., Ltd.	1,623,500	121,298	0.0%
	Johnson Electric Holdings, Ltd.	5,944,500	5,769,842	0.5%
#	K Wah International Holdings, Ltd.	7,495,545	4,557,580	0.4%
	Ka Shui International Holdings, Ltd.	254,000	78,779	0.0%
	Kam Hing International Holdings, Ltd.	1,830,000	148,881	0.0%
	Kantone Holdings, Ltd.	8,515,145	102,294	0.0%
	Karrie International Hldgs	1,337,200	78,707	0.0%
	Keck Seng Investments	904,600	571,830	0.1%
	King Pacific International Holdings, Ltd.	1,404,200	—	0.0%
*	King Stone Energy Group, Ltd.	7,296,000	301,884	0.0%
	Kingmaker Footwear Holdings, Ltd.	1,532,955	303,501	0.0%
	Kingston Financial Group, Ltd.	15,477,000	1,501,199	0.1%
*	Ko Yo Chemical Group, Ltd.	15,800,000	187,763	0.0%
	Kowloon Development Co., Ltd.	2,334,000	2,880,540	0.2%
	Kwoon Chung Bus Holdings, Ltd.	260,000	68,549	0.0%
#	L'Occitane International SA	170,250	363,114	0.0%
#*	Lai Sun Development	71,467,466	1,939,657	0.2%
*	Lai Sun Garment International, Ltd.	2,948,000	460,889	0.0%
	Lam Soon Hong Kong, Ltd.	302,310	266,768	0.0%
*	Landsea Green Properties Co., Ltd.	812,000	76,685	0.0%
	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	—	0.0%
	Lee's Pharmaceutical Holdings, Ltd.	505,000	479,372	0.0%
	Lerado Group Holding Co., Ltd.	1,968,000	292,577	0.0%
	Lifestyle International Holdings, Ltd.	162,500	301,199	0.0%
	Lippo China Resources, Ltd.	11,788,000	555,036	0.1%
	Lippo, Ltd.	1,195,700	654,869	0.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	Lisi Group Holdings, Ltd.	3,758,000	$159,853	0.0%
	Liu Chong Hing Investment, Ltd.	845,200	1,621,538	0.1%
	Luen Thai Holdings, Ltd.	1,159,000	407,435	0.0%
#	Luk Fook Holdings International, Ltd.	2,289,000	8,736,821	0.7%
	Luks Group Vietnam Holdings Co., Ltd.	482,913	143,320	0.0%
	Lung Kee Bermuda Holdings	1,613,875	579,126	0.1%
	Magnificent Estates	13,558,000	639,571	0.1%
	Mainland Headwear Holdings, Ltd.	313,600	29,550	0.0%
#	Man Wah Holdings, Ltd.	2,492,000	3,908,498	0.3%
	Man Yue Technology Holdings, Ltd.	980,000	117,071	0.0%
	Matrix Holdings, Ltd.	1,067,414	257,859	0.0%
*	Mei Ah Entertainment Group, Ltd.	11,040,000	181,179	0.0%
	Melbourne Enterprises, Ltd.	40,500	784,918	0.1%
	Melco International Development, Ltd.	4,639,000	17,142,206	1.4%
#	Midland Holdings, Ltd.	4,946,000	2,390,236	0.2%
	Ming Fai International Holdings, Ltd.	1,765,000	193,837	0.0%
*	Ming Fung Jewellery Group, Ltd.	13,090,000	270,816	0.0%
	Miramar Hotel & Investment	870,000	1,112,156	0.1%
*	Mongolia Energy Corp., Ltd.	10,603,000	333,164	0.0%
#*	Mongolian Mining Corp.	8,907,000	1,185,442	0.1%
	NagaCorp, Ltd.	962,000	1,018,667	0.1%
	Nanyang Holdings	137,500	600,120	0.1%
	National Electronic Hldgs	2,498,000	293,400	0.0%
	Natural Beauty Bio-Technology, Ltd.	4,040,000	229,647	0.0%
#*	Neo-Neon Holdings, Ltd.	4,065,000	925,627	0.1%
*	Neptune Group, Ltd.	12,860,000	565,856	0.1%
	New Century Group Hong Kong, Ltd.	13,351,464	268,093	0.0%
#*	New Times Energy Corp., Ltd.	1,297,600	104,130	0.0%
#	Newocean Energy Holdings, Ltd.	7,110,000	5,817,021	0.5%
*	Next Media, Ltd.	4,095,183	529,598	0.1%
*	Norstar Founders Group, Ltd.	3,256,000	—	0.0%
*	North Asia Resources Holdings, Ltd.	998,600	23,509	0.0%
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	6,229,706	385,962	0.0%
	Orient Overseas International, Ltd.	383,000	1,930,065	0.2%
	Orient Power Holdings, Ltd.	804,000	—	0.0%
#	Oriental Watch Holdings	3,160,800	836,912	0.1%
	Pacific Andes International Holdings, Ltd.	11,385,378	456,102	0.0%
	Pacific Basin Shipping, Ltd.	11,222,000	8,069,508	0.6%
	Pacific Textile Holdings, Ltd.	3,121,000	4,760,995	0.4%
	Paliburg Holdings, Ltd.	3,152,830	1,028,038	0.1%
*	Pan Asia Environmental Protection Group, Ltd.	80,000	17,683	0.0%
*	Paradise Entertainment, Ltd.	544,000	288,605	0.0%
#	PCCW, Ltd.	5,172,000	2,316,527	0.2%
#	Peace Mark Holdings, Ltd.	2,712,022	—	0.0%
*	Pearl Oriental Oil, Ltd.	11,918,400	398,645	0.0%
	Pegasus International Holdings, Ltd.	226,000	32,080	0.0%
	Pico Far East Holdings, Ltd.	4,822,000	1,685,575	0.1%
*	Ping Shan Tea Group, Ltd.	2,633,325	73,235	0.0%
	Playmates Holdings, Ltd.	554,000	737,666	0.1%
*	Playmates Toys, Ltd.	1,016,000	476,174	0.0%
	PNG Resources Holdings, Ltd.	28,866,362	317,413	0.0%
	Pokfulam Development Co.	234,000	360,034	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	Poly Capital Holdings, Ltd.	1,154,000	$19,554	0.0%
	Polytec Asset Holdings, Ltd.	10,878,526	1,391,848	0.1%
	Public Financial Holdings, Ltd.	3,194,000	1,648,951	0.1%
	PYI Corp., Ltd.	24,381,973	579,328	0.1%
*	Pyxis Group, Ltd.	1,936,000	42,444	0.0%
	Raymond Industrial, Ltd.	30,400	4,221	0.0%
	Regal Hotels International Holdings, Ltd.	2,809,800	1,752,288	0.1%
*	Richfield Group Holdings, Ltd.	9,672,000	300,134	0.0%
*	Rising Development Holdings, Ltd.	2,148,000	207,884	0.0%
	Rivera Holdings, Ltd.	5,710,000	229,101	0.0%
	SA SA International Holdings, Ltd.	7,154,000	8,412,255	0.7%
	Safety Godown Co., Ltd.	398,000	534,374	0.1%
	Samsonite International SA	162,000	492,008	0.0%
*	San Miguel Brewery Hong Kong, Ltd.	158,800	30,702	0.0%
*	Sandmartin International Holdings, Ltd.	84,000	4,899	0.0%
	SAS Dragon Hldg, Ltd.	430,000	206,714	0.0%
#	SEA Holdings, Ltd.	1,158,000	652,434	0.1%
#	Shenyin Wanguo HK, Ltd.	1,937,500	742,452	0.1%
*	Shougang Concord Technology Holdings	5,219,809	333,851	0.0%
*	Shun Ho Resources Holdings, Ltd.	189,000	40,024	0.0%
*	Shun Ho Technology Holdings, Ltd.	1,037,452	222,781	0.0%
	Shun Tak Holdings, Ltd.	10,767,419	6,371,491	0.5%
#*	Silver base Group Holdings, Ltd.	4,977,677	721,053	0.1%
*	Sing Pao Media Enterprises, Ltd.	250,511	—	0.0%
	Sing Tao News Corp., Ltd.	1,974,000	288,147	0.0%
#	Singamas Container Holdings, Ltd.	10,014,000	2,356,709	0.2%
*	Sino Distillery Group, Ltd.	1,228,000	76,833	0.0%
*	Sino-Tech International Holdings, Ltd.	29,380,000	140,321	0.0%
	Sinocan Holdings, Ltd.	350,000	—	0.0%
*	Sinocop Resources Holdings, Ltd.	1,040,000	80,457	0.0%
	SIS International Holdings	34,000	13,481	0.0%
	Sitoy Group Holdings, Ltd.	468,000	268,965	0.0%
#	SmarTone Telecommunications Holdings, Ltd.	2,626,500	2,987,582	0.2%
	SOCAM Development, Ltd.	1,704,771	1,977,941	0.2%
*	Solomon Systech International, Ltd.	8,590,000	400,285	0.0%
	Soundwill Holdings, Ltd.	412,000	782,308	0.1%
*	South China China, Ltd.	6,744,000	626,642	0.1%
*	South China Land, Ltd.	15,207,170	338,416	0.0%
	Stella International Holdings, Ltd.	379,000	965,988	0.1%
	Stelux Holdings International, Ltd.	3,100,400	1,085,773	0.1%
*	Success Universe Group, Ltd.	5,948,000	357,142	0.0%
	Sun Hing Vision Group Holdings, Ltd.	358,000	111,372	0.0%
	Sun Hung Kai & Co., Ltd.	3,017,429	1,683,493	0.1%
*	Sun Innovation Holdings, Ltd.	8,625,655	120,235	0.0%
*	Sunway International Holdings, Ltd.	50,000	2,257	0.0%
#*	Sustainable Forest Holdings, Ltd.	1,128,374	22,868	0.0%
	TAI Cheung Holdings	2,019,000	1,527,133	0.1%
	TAI Sang Land Developement, Ltd.	804,910	397,301	0.0%
*	Talent Property Group, Ltd.	4,701,420	84,512	0.0%
#	Tan Chong International, Ltd.	1,212,000	470,201	0.0%
#	Tao Heung Holdings, Ltd.	517,000	384,587	0.0%
#*	Taung Gold International, Ltd.	14,590,000	299,164	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	Technovator International, Ltd.	238,000	$101,300	0.0%
#	Television Broadcasts, Ltd.	616,400	4,116,941	0.3%
*	Termbray Industries International	2,304,900	214,386	0.0%
	Tern Properties	51,200	32,033	0.0%
	Texwinca Holdings, Ltd.	3,372,000	3,551,806	0.3%
	Tian Teck Land	1,054,000	1,144,796	0.1%
#*	Titan Petrochemicals Group, Ltd.	13,140,000	4,236	0.0%
*	Tom Group, Ltd.	960,000	157,597	0.0%
*	Topsearch International Holdings, Ltd.	186,000	6,115	0.0%
*	Town Health International Investments, Ltd.	1,175,165	447,063	0.0%
	Tradelink Electronic Commerce, Ltd.	3,062,000	668,674	0.1%
	Transport International Holdings, Ltd.	1,001,741	2,140,664	0.2%
#	Trinity, Ltd.	7,266,000	2,422,566	0.2%
	Tristate Holdings, Ltd.	188,000	78,632	0.0%
*	TSC Group Holdings, Ltd.	2,801,000	1,049,873	0.1%
	Tse Sui Luen Jewellery International, Ltd.	300,000	129,697	0.0%
	Tysan Holdings, Ltd.	1,040,773	383,575	0.0%
*	U-RIGHT International Holdings, Ltd.	142,380	9,066	0.0%
#*	United Laboratories International Holdings, Ltd. (The)	3,920,000	1,595,856	0.1%
*	Universal Technologies Holdings, Ltd.	7,630,000	443,032	0.0%
*	Universe International Holdings, Ltd.	405,000	13,316	0.0%
*	Up Energy Development Group, Ltd.	3,205,000	183,962	0.0%
*	Value Convergence Holdings, Ltd.	1,756,000	260,629	0.0%
#	Value Partners Group, Ltd.	4,879,000	3,794,159	0.3%
	Van Shung Chong Holdings, Ltd.	789,335	141,953	0.0%
	Vanke Property Overseas, Ltd.	4,000	5,740	0.0%
	Varitronix International, Ltd.	1,678,293	1,796,491	0.2%
	Vedan International Holdings, Ltd.	3,272,000	191,870	0.0%
	Victory City International Holdings, Ltd.	6,194,514	936,221	0.1%
#	Vitasoy International Holdings, Ltd.	4,167,000	6,457,386	0.5%
	VST Holdings, Ltd.	4,707,600	1,198,537	0.1%
	VTech Holdings, Ltd.	26,800	348,468	0.0%
	Wai Kee Holdings, Ltd.	7,864,738	2,002,322	0.2%
	Wang On Group, Ltd.	27,831,286	481,903	0.0%
*	Warderly International Holdings, Ltd.	520,000	17,436	0.0%
	Water Oasis Group, Ltd.	1,346,000	99,204	0.0%
	Win Hanverky Holdings, Ltd.	1,812,000	219,685	0.0%
	Wing Hang Bank, Ltd.	283,500	4,282,700	0.3%
	Wing On Co. International, Ltd.	781,000	2,168,469	0.2%
	Wing Tai Properties, Ltd.	1,957,331	1,208,288	0.1%
	Wong's International Hldgs	737,641	242,345	0.0%
	Wong's Kong King International	120,000	10,531	0.0%
	Xinyi Glass Holdings, Ltd.	12,292,000	10,889,452	0.9%
#*	Xinyi Solar Holdings, Ltd.	12,292,000	2,520,444	0.2%
	Yangtzekiang Garment, Ltd.	606,500	239,600	0.0%
	Yau Lee Holdings, Ltd.	534,000	110,474	0.0%
	Yeebo International Hldg	572,000	84,558	0.0%
	YGM Trading, Ltd.	460,000	1,033,813	0.1%
	YT Realty Group, Ltd.	749,000	241,773	0.0%
*	Yugang International, Ltd.	93,492,000	628,943	0.1%
*	Zhuhai Holdings Investment Group, Ltd.	2,558,000	475,655	0.0%
TOTAL HONG KONG			360,043,147	28.4%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NEW ZEALAND — (6.3%)
#*	A2 Corp., Ltd.	285,785	$188,319	0.0%
	Abano Healthcare Group, Ltd.	29,547	154,632	0.0%
	Air New Zealand, Ltd.	2,393,321	3,231,894	0.3%
	Auckland International Airport, Ltd.	355,350	1,032,007	0.1%
#*	Bathurst Resources, Ltd.	1,666,560	276,909	0.0%
	Briscoe Group, Ltd.	2,235	4,366	0.0%
	Cavalier Corp., Ltd.	283,674	401,254	0.0%
#	CDL Investments New Zealand, Ltd.	163,215	75,079	0.0%
#	Chorus, Ltd.	1,048,887	1,244,045	0.1%
	Colonial Motor Co., Ltd. (The)	148,846	555,818	0.0%
	Contact Energy, Ltd.	29,865	126,096	0.0%
#*	Diligent Board Member Services, Inc.	82,102	256,639	0.0%
#	Ebos Group, Ltd.	355,805	2,840,216	0.2%
#	Fisher & Paykel Healthcare Corp., Ltd.	3,466,964	10,987,724	0.9%
#	Freightways, Ltd.	842,276	3,274,015	0.3%
#	Hallenstein Glasson Holdings, Ltd.	245,661	782,967	0.1%
	Heartland New Zealand, Ltd.	179,542	125,533	0.0%
#	Hellaby Holdings, Ltd.	372,546	996,168	0.1%
#	Infratil, Ltd.	2,810,645	5,249,450	0.4%
	Kathmandu Holdings, Ltd.	239,873	693,113	0.1%
	Mainfreight, Ltd.	473,035	4,660,376	0.4%
	Methven, Ltd.	93,877	108,906	0.0%
#	Metlifecare, Ltd.	143,413	467,426	0.0%
	Michael Hill International, Ltd.	1,534,152	1,755,659	0.1%
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	826,622	0.1%
	New Zealand Oil & Gas, Ltd.	2,036,646	1,349,881	0.1%
#	New Zealand Refining Co., Ltd. (The)	591,259	1,001,089	0.1%
	Northland Port Corp. NZ, Ltd.	152,795	353,721	0.0%
#	Nuplex Industries, Ltd.	1,101,575	3,082,956	0.2%
#	NZX, Ltd.	947,061	966,765	0.1%
#	Opus International Consultants, Ltd.	12,925	22,123	0.0%
*	Pacific Edge, Ltd.	134,308	147,301	0.0%
	PGG Wrightson, Ltd.	980,136	322,864	0.0%
	Pike River Coal, Ltd.	490,805	—	0.0%
	Port of Tauranga, Ltd.	528,322	5,955,578	0.5%
*	Pumpkin Patch, Ltd.	606,913	444,191	0.0%
*	Rakon, Ltd.	224,519	36,038	0.0%
#	Restaurant Brands New Zealand, Ltd.	461,634	1,068,043	0.1%
	Richina Pacific, Ltd.	274,180	81,175	0.0%
*	Rubicon, Ltd.	1,485,105	466,098	0.0%
#	Ryman Healthcare, Ltd.	1,781,343	11,508,209	0.9%
	Sanford Ltd.	393,618	1,521,707	0.1%
	Scott Technology, Ltd.	38,136	59,638	0.0%
#	Skellerup Holdings, Ltd.	507,716	722,867	0.1%
	Sky Network Television, Ltd.	1,434,811	6,897,598	0.6%
#	SKYCITY Entertainment Group, Ltd.	3,450,245	10,589,310	0.8%
	Steel & Tube Holdings, Ltd.	408,278	1,024,088	0.1%
	Tourism Holdings, Ltd.	274,867	212,855	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NEW ZEALAND — (Continued)
	Tower, Ltd.	799,174	$1,151,140	0.1%
#	Trade Me Group Ltd.	424,261	1,416,914	0.1%
#	TrustPower, Ltd.	68,345	366,092	0.0%
#	Vector, Ltd.	1,082,658	2,290,132	0.2%
	Warehouse Group, Ltd. (The)	617,046	1,899,655	0.2%
#*	Xero, Ltd.	103,801	2,764,986	0.2%
TOTAL NEW ZEALAND			98,038,247	7.7%

SINGAPORE — (11.3%)
#*	Abterra, Ltd.	531,800	275,354	0.0%
#	Amara Holdings, Ltd.	950,000	422,474	0.0%
#	Amtek Engineering, Ltd.	1,297,000	489,261	0.0%
#	ASL Marine Holdings, Ltd.	816,600	447,220	0.0%
#	Aspial Corp., Ltd.	69,680	23,474	0.0%
#*	Ausgroup, Ltd.	3,323,000	497,680	0.0%
#	Baker Technology, Ltd.	1,272,000	273,045	0.0%
#	Banyan Tree Holdings, Ltd.	1,053,000	551,549	0.1%
#	Biosensors International Group, Ltd.	5,984,237	3,967,531	0.3%
	Bonvests Holdings, Ltd.	978,000	892,474	0.1%
	Boustead Singapore, Ltd.	1,659,261	2,225,470	0.2%
#	Breadtalk Group, Ltd.	850,800	607,536	0.1%
*	Broadway Industrial Group, Ltd.	1,374,000	245,231	0.0%
	Bukit Sembawang Estates, Ltd.	614,003	2,987,336	0.2%
#	Bund Center Investment, Ltd.	2,717,000	465,177	0.0%
	Centurion Corp., Ltd.	26,000	11,170	0.0%
	CH Offshore, Ltd.	1,642,400	556,884	0.1%
#	China Aviation Oil Singapore Corp., Ltd.	1,322,000	1,096,346	0.1%
#	China Merchants Holdings Pacific, Ltd.	813,000	596,826	0.1%
#	Chip Eng Seng Corp., Ltd.	3,546,800	2,027,695	0.2%
	Chuan Hup Holdings, Ltd.	3,967,000	820,475	0.1%
#	Cityspring Infrastructure Trust	1,268,000	472,696	0.0%
#	Cosco Corp. Singapore, Ltd.	6,840,000	4,104,764	0.3%
	Creative Technology, Ltd.	272,200	461,725	0.0%
	CSC Holdings, Ltd.	2,495,000	197,789	0.0%
	CSE Global, Ltd.	3,192,000	1,938,205	0.2%
#	CWT, Ltd.	1,393,700	1,498,859	0.1%
	Datapulse Technology, Ltd.	89,000	14,060	0.0%
#	Del Monte Pacific, Ltd.	136,000	65,899	0.0%
*	Delong Holdings, Ltd.	1,361,000	453,367	0.0%
	DMX Technologies Group, Ltd.	2,096,000	349,938	0.0%
#	Dyna-Mac Holdings, Ltd.	2,015,000	640,106	0.1%
#	Elec & Eltek International Co., Ltd.	147,000	247,804	0.0%
	Ellipsiz, Ltd.	123,000	8,375	0.0%
	EnGro Corp., Ltd.	354,000	290,150	0.0%
	Etika International Holdings, Ltd.	575,000	182,590	0.0%
#	Eu Yan Sang International, Ltd.	809,800	558,515	0.1%
*	euNetworks Group, Ltd.	8,220	5,183	0.0%
	Ezion Holdings, Ltd.	1,024,800	1,808,309	0.2%
*	Ezra Holdings, Ltd.	4,875,000	5,324,314	0.4%
#	Falcon Energy Group, Ltd.	1,951,000	574,858	0.1%
	Far East Orchard, Ltd.	1,070,598	1,585,600	0.1%
	First Resources, Ltd.	108,000	181,616	0.0%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
	FJ Benjamin Holdings, Ltd.	1,305,000	$228,163	0.0%
	Food Empire Holdings, Ltd.	1,256,400	538,688	0.1%
*	Forterra Trust	98,000	167,776	0.0%
#	Fragrance Group, Ltd.	6,168,000	1,173,951	0.1%
#*	Gallant Venture, Ltd.	5,073,000	1,088,101	0.1%
	GK Goh Holdings, Ltd.	1,458,000	976,013	0.1%
*	Global Yellow Pages, Ltd.	299,000	23,913	0.0%
#	GMG Global, Ltd.	17,887,000	1,432,859	0.1%
#	Goodpack, Ltd.	1,578,000	2,437,233	0.2%
	GP Batteries International, Ltd.	343,000	177,774	0.0%
	GP Industries, Ltd.	2,643,209	962,608	0.1%
	GuocoLand, Ltd.	410,314	727,718	0.1%
#	GuocoLeisure, Ltd.	3,287,000	2,244,620	0.2%
*	Hanwell Holdings, Ltd.	1,823,419	364,750	0.0%
#*	Healthway Medical Corp., Ltd.	8,042,776	440,286	0.0%
	HG Metal Manufacturing, Ltd.	1,768,000	108,347	0.0%
	Hi-P International, Ltd.	1,309,000	607,143	0.1%
	Hiap Hoe, Ltd.	353,000	231,166	0.0%
	Hiap Seng Engineering, Ltd.	612,000	110,174	0.0%
*	HLH Group, Ltd.	8,364,000	139,390	0.0%
	Ho Bee Land, Ltd.	1,652,000	2,778,710	0.2%
	Hong Fok Corp., Ltd.	3,323,640	1,835,159	0.2%
	Hong Leong Asia, Ltd.	702,000	743,604	0.1%
	Hotel Grand Central, Ltd.	1,331,073	1,131,214	0.1%
	Hotel Properties, Ltd.	1,385,400	3,417,994	0.3%
	Hour Glass, Ltd. (The)	622,744	829,905	0.1%
	HTL International Holdings, Ltd.	1,063,843	257,950	0.0%
*	Huan Hsin Holdings, Ltd.	343,400	8,186	0.0%
	HupSteel, Ltd.	1,572,875	273,680	0.0%
	Hwa Hong Corp., Ltd.	2,186,000	520,160	0.0%
#	Hyflux, Ltd.	3,212,500	2,981,916	0.2%
	IFS Capital, Ltd.	248,080	84,611	0.0%
	Indofood Agri Resources, Ltd.	3,448,000	2,422,600	0.2%
	InnoTek, Ltd.	950,000	249,778	0.0%
*	International Healthway Corp., Ltd.	637,656	171,394	0.0%
	IPC Corp., Ltd.	4,265,000	520,665	0.0%
	Isetan Singapore, Ltd.	122,500	421,389	0.0%
	Jaya Holdings, Ltd.	2,300,000	1,314,515	0.1%
#*	Jiutian Chemical Group, Ltd.	10,128,000	693,153	0.1%
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—	0.0%
	K-Green Trust	1,330,000	1,101,765	0.1%
	K1 Ventures, Ltd.	4,793,500	734,388	0.1%
	Keppel Telecommunications & Transportation, Ltd.	1,409,600	1,723,038	0.1%
	Koh Brothers Group, Ltd.	1,432,000	357,783	0.0%
*	Lafe Corp., Ltd.	700,000	35,218	0.0%
	LCD Global Investments, Ltd.	3,569,504	410,710	0.0%
	Lee Kim Tah Holdings, Ltd.	1,600,000	1,167,405	0.1%
*	Li Heng Chemical Fibre Technologies, Ltd.	2,053,000	196,831	0.0%
	Lian Beng Group, Ltd.	1,917,000	821,306	0.1%
#	Low Keng Huat Singapore, Ltd.	878,000	477,124	0.0%
	Lum Chang Holdings, Ltd.	1,094,030	295,228	0.0%
	M1, Ltd.	1,320,000	3,427,262	0.3%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
*	Manhattan Resources, Ltd.	911,000	$250,812	0.0%
	Marco Polo Marine, Ltd.	963,000	298,049	0.0%
	mDR, Ltd.	3,997,000	31,578	0.0%
*	Mercator Lines Singapore, Ltd.	555,000	47,257	0.0%
#	Mermaid Maritime PCL	1,212,000	476,092	0.0%
	Metro Holdings, Ltd.	2,085,792	1,390,201	0.1%
	Mewah International, Inc.	1,773,000	661,272	0.1%
#	Midas Holdings, Ltd.	8,006,000	3,244,690	0.3%
#	Nam Cheong, Ltd.	7,126,740	1,780,925	0.1%
*	Neptune Orient Lines, Ltd.	547,000	488,815	0.0%
	New Toyo International Holdings, Ltd.	1,624,000	372,383	0.0%
	NSL, Ltd.	422,000	540,156	0.1%
#*	Oceanus Group, Ltd.	13,109,000	250,836	0.0%
	OKP Holdings, Ltd.	207,000	56,676	0.0%
#	OSIM International, Ltd.	1,539,000	2,806,930	0.2%
*	Otto Marine, Ltd.	6,886,500	520,126	0.0%
#	OUE, Ltd.	1,863,000	3,697,223	0.3%
	Pan-United Corp., Ltd.	2,006,000	1,530,213	0.1%
	PEC, Ltd.	47,000	20,717	0.0%
#*	Penguin International, Ltd.	400,000	45,423	0.0%
#	Petra Foods, Ltd.	804,000	2,050,936	0.2%
	Popular Holdings, Ltd.	2,763,650	536,621	0.1%
	QAF, Ltd.	1,184,483	775,266	0.1%
#*	Raffles Education Corp., Ltd.	4,104,710	944,622	0.1%
#	Raffles Medical Group, Ltd.	547,330	1,349,697	0.1%
	Rickmers Maritime	888,000	200,927	0.0%
	Rotary Engineering, Ltd.	1,463,600	767,482	0.1%
#	Roxy-Pacific Holdings, Ltd.	297,500	133,704	0.0%
*	S I2I, Ltd.	17,004,000	189,382	0.0%
	San Teh, Ltd.	999,087	242,883	0.0%
*	Sapphire Corp., Ltd.	704,000	68,124	0.0%
	SBS Transit, Ltd.	953,500	1,001,333	0.1%
#	See Hup Seng, Ltd.	1,706,000	421,038	0.0%
	Sheng Siong Group, Ltd.	1,107,000	536,066	0.0%
	Sim Lian Group, Ltd.	2,281,855	1,422,424	0.1%
#	Sinarmas Land, Ltd.	5,725,000	2,184,587	0.2%
#	Sing Holdings, Ltd.	1,134,000	346,284	0.0%
	Sing Investments & Finance, Ltd.	297,675	318,729	0.0%
	Singapore Post, Ltd.	9,103,120	9,565,032	0.8%
	Singapore Reinsurance Corp., Ltd.	1,514,530	309,990	0.0%
	Singapore Shipping Corp., Ltd.	1,689,000	294,654	0.0%
	Singapura Finance, Ltd.	174,062	202,112	0.0%
*	Sino Grandness Food Industry Group, Ltd.	1,926,000	1,109,101	0.1%
#	SMRT Corp., Ltd.	1,897,000	1,744,804	0.1%
	Stamford Land Corp., Ltd.	3,258,000	1,498,732	0.1%
	Straco Corp., Ltd.	130,000	46,067	0.0%
	Sunningdale Tech, Ltd.	2,398,000	268,427	0.0%
*	SunVic Chemical Holdings, Ltd.	1,650,000	556,965	0.1%
#	Super Group, Ltd.	1,041,000	3,142,976	0.3%
#	Swiber Holdings, Ltd.	3,974,000	2,097,634	0.2%
	Swissco Holdings, Ltd.	295,000	86,760	0.0%
#	Tat Hong Holdings, Ltd.	2,072,800	1,481,073	0.1%

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
#*	Technics Oil & Gas, Ltd.	42,000	$24,682	0.0%
	Thakral Corp., Ltd.	5,601,000	128,890	0.0%
*	Tiger Airways Holdings, Ltd.	109,000	44,116	0.0%
#	Tiong Woon Corp. Holding, Ltd.	2,152,250	599,553	0.1%
#*	Triyards holdings, Ltd.	348,900	184,366	0.0%
	Tuan Sing Holdings, Ltd.	4,074,495	969,849	0.1%
#	UMS Holdings, Ltd.	1,308,000	612,227	0.1%
#	United Engineers, Ltd.	2,700,028	3,843,501	0.3%
#	United Envirotech, Ltd.	2,478,000	1,780,942	0.1%
	United Overseas Insurance, Ltd.	187,250	643,234	0.1%
	UOB-Kay Hian Holdings, Ltd.	1,798,400	2,358,225	0.2%
#	UPP Holdings, Ltd.	3,060,000	621,226	0.1%
#*	Vard Holdings, Ltd.	3,815,000	2,473,334	0.2%
	Venture Corp., Ltd.	1,600,000	9,741,011	0.8%
	Vibrant Group, Ltd.	9,159,901	820,983	0.1%
	Vicom, Ltd.	120,000	466,786	0.0%
#	Wee Hur Holdings, Ltd.	2,479,000	677,768	0.1%
	Wheelock Properties Singapore, Ltd.	1,210,000	1,625,240	0.1%
	Wing Tai Holdings, Ltd.	2,724,567	4,255,947	0.3%
#*	Xpress Holdings, Ltd.	1,281,000	26,464	0.0%
	Yeo Hiap Seng, Ltd.	223,731	434,594	0.0%
	YHI International, Ltd.	1,174,000	237,073	0.0%
#	Yongnam Holdings, Ltd.	8,048,000	1,566,163	0.1%
TOTAL SINGAPORE			174,571,224	13.8%
TOTAL COMMON STOCKS			1,253,413,004	98.8%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Centrebet International, Ltd. Litigation Rights	81,336	—	0.0%
*	Corporate Travel Management, Ltd. Rights 01/16/14	1,182	771	0.0%
*	Gujarat NRE Coking Coal, Ltd. Rights 01/10/14	79,910	—	0.0%
*	Peak Resources, Ltd. Rights 01/13/14	35,558	222	0.0%
TOTAL AUSTRALIA			993	0.0%

HONG KONG — (0.0%)
*	Cheuk Nang Holdings, Ltd. Warrants 06/24/14	1	—	0.0%
*	China Star Entertainment Rights 01/14/14	280,000	—	0.0%
*	Hon Kwok Land Investment Co. Rights 01/14/14	157,400	—	0.0%
*	Lai Sun Garment International, Ltd. Rights 01/27/14	471,680	22,872	0.0%
TOTAL HONG KONG			22,872	0.0%

SINGAPORE — (0.0%)
*	Falcon Energy Group, Ltd.	195,100	6,339	0.0%
*	Technics Oil & Gas, Ltd. Warrants 12/09/16	16,800	3,461	0.0%
TOTAL SINGAPORE			9,800	0.0%
TOTAL RIGHTS/WARRANTS			33,665	0.0%

The Asia Pacific Small Company Series
continued

		Shares/
		Face
		Amount		Percentage
		(000)	Value†	of Net Assets**
SECURITIES LENDING COLLATERAL — (19.1%)
§@	DFA Short Term Investment Fund	22,471,910	$260,000,000	20.5%
@	Repurchase Agreement, Deutsche Bank Securities, Inc.
	0.01%, 01/02/14 (Collateralized by $1,053,899
	U.S. Treasury Note 1.625%, 08/15/22,
	valued at $1,054,456)
	to be repurchased at $1,028,144	$1,028	1,028,144	0.1%
@	Repurchase Agreement, Deutsche Bank Securities, Inc.
	0.03%, 01/02/14 (Collateralized by $38,641,930
	U.S. Treasury Note 1.625%, 08/15/22,
	valued at $35,423,782)
	to be repurchased at $34,729,166	34,729	34,729,137	2.7%
TOTAL SECURITIES LENDING COLLATERAL			295,757,281	23.3%

TOTAL INVESTMENTS — (100.0%) (Cost $1,480,709,664)^			$1,549,203,950	122.1%
____________________

^       The cost for federal income tax purposes is $1,468,497,806.

The Asia Pacific Small Company Series
continued

Summary of the Series' investments as of December 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$53,789	$617,890,290	—	$617,944,079
China	—	2,816,307	—	2,816,307
Hong Kong	2,537,880	357,505,267	—	360,043,147
New Zealand	—	98,038,247	—	98,038,247
Singapore	643,234	173,927,990	—	174,571,224
Rights/Warrants
Australia	—	993	—	993
Hong Kong	—	22,872	—	22,872
Singapore	—	9,800	—	9,800
Securities Lending Collateral	—	295,757,281	—	295,757,281
TOTAL	$3,234,903	$1,545,969,047	—	$1,549,203,950

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2013
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (98.6%)
Consumer Discretionary — (26.7%)
	4imprint Group P.L.C.	97,044	$1,073,482	0.1%
	888 Holdings P.L.C.	810,778	2,317,471	0.1%
*	Aga Rangemaster Group P.L.C.	453,866	1,273,115	0.1%
	Barratt Developments P.L.C.	5,157,995	29,858,039	1.4%
	Bellway P.L.C.	652,849	17,006,169	0.8%
	Berkeley Group Holdings P.L.C.	650,346	28,672,585	1.3%
	Betfair Group P.L.C.	70,737	1,265,244	0.1%
	Bloomsbury Publishing P.L.C.	283,806	829,447	0.0%
	BOOT HENRY P.L.C.	432,804	1,438,366	0.1%
	Bovis Homes Group P.L.C.	875,787	11,502,764	0.5%
	Bwin.Party Digital Entertainment P.L.C.	2,880,414	5,885,816	0.3%
*	Carpetright P.L.C.	10,138	84,678	0.0%
#	Centaur Media P.L.C.	556,967	538,945	0.0%
	Chime Communications P.L.C.	317,697	1,774,580	0.1%
	Cineworld Group P.L.C.	711,712	4,482,901	0.2%
	Creston P.L.C.	22,394	34,680	0.0%
	Daily Mail & General Trust P.L.C.	1,328,069	21,155,426	1.0%
	Darty P.L.C.	708,683	1,388,895	0.1%
	Debenhams P.L.C.	6,498,732	7,872,490	0.4%
	Dignity P.L.C.	222,479	5,305,001	0.2%
*	Dixons Retail P.L.C.	17,146,818	13,777,213	0.6%
	Domino's Pizza Group P.L.C.	440,599	3,748,322	0.2%
	Dunelm Group P.L.C.	222,831	3,328,455	0.2%
*	Enterprise Inns P.L.C.	2,687,428	6,865,350	0.3%
#	Euromoney Institutional Investor P.L.C.	295,537	6,615,652	0.3%
*	Findel P.L.C.	307,317	1,393,829	0.1%
	Forminster P.L.C.	43,333	—	0.0%
	Fuller Smith & Turner P.L.C.	137,316	2,093,988	0.1%
*	Future P.L.C.	1,301,863	412,454	0.0%
	Games Workshop Group P.L.C.	101,889	1,164,724	0.1%
	Greene King P.L.C.	1,421,372	20,763,287	1.0%
	Halfords Group P.L.C.	1,072,399	7,949,252	0.4%
	Headlam Group P.L.C.	337,290	2,272,375	0.1%
	Home Retail Group P.L.C.	4,196,363	13,366,004	0.6%
#	Hornby P.L.C.	154,220	210,892	0.0%
	Howden Joinery Group P.L.C.	2,911,161	16,656,889	0.8%
	Huntsworth P.L.C.	926,689	1,061,160	0.1%
	Inchcape P.L.C.	2,319,770	23,689,152	1.1%
	Informa P.L.C.	3,121,619	29,709,769	1.4%
	ITV P.L.C.	2,941,998	9,467,766	0.4%
	JD Sports Fashion P.L.C.	120,013	2,899,529	0.1%
	JD Wetherspoon P.L.C.	481,499	6,076,278	0.3%
	John Menzies P.L.C.	247,022	2,899,042	0.1%
#*	Johnston Press P.L.C.	1,007,737	266,772	0.0%
	Ladbrokes P.L.C.	4,483,503	13,324,071	0.6%
	Laura Ashley Holdings P.L.C.	1,517,420	649,222	0.0%
	Lookers P.L.C.	1,390,303	2,788,194	0.1%
	Marston's P.L.C.	3,122,248	7,437,229	0.3%
	Mecom Group P.L.C.	369,687	532,500	0.0%
	Millennium & Copthorne Hotels P.L.C.	1,048,561	10,448,796	0.5%
*	Mitchells & Butlers P.L.C.	1,030,286	7,208,883	0.3%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	MJ Gleeson Group P.L.C.	195,875	$1,046,375	0.0%
*	Mothercare P.L.C.	266,771	1,738,404	0.1%
	N Brown Group P.L.C.	874,754	7,717,070	0.4%
*	Ocado Group P.L.C.	875,932	6,424,442	0.3%
	Pendragon P.L.C.	4,311,334	2,447,485	0.1%
	Persimmon P.L.C.	1,366,507	28,094,285	1.3%
	Photo-Me International P.L.C.	188,892	412,905	0.0%
*	Punch Taverns P.L.C.	2,668,837	528,276	0.0%
	Rank Group P.L.C.	90,672	202,591	0.0%
	Redrow P.L.C.	1,505,347	7,805,797	0.4%
	Restaurant Group P.L.C. (The)	949,028	9,309,795	0.4%
	Rightmove P.L.C.	364,336	16,546,153	0.8%
	Smiths News P.L.C.	973,222	3,814,383	0.2%
	Spirit Pub Co. P.L.C.	3,103,818	3,951,859	0.2%
*	Sportech P.L.C.	384,214	519,239	0.0%
*	Sports Direct International P.L.C.	534,538	6,345,654	0.3%
*	STV Group P.L.C.	4,868	24,076	0.0%
*	SuperGroup P.L.C.	193,888	4,546,140	0.2%
	Taylor Wimpey P.L.C.	15,614,170	28,917,383	1.4%
	Ted Baker P.L.C.	145,093	5,500,925	0.3%
*	Thomas Cook Group P.L.C.	7,517,966	20,866,759	1.0%
	Topps Tiles P.L.C.	822,823	1,591,604	0.1%
	Torotrak P.L.C.(BGP6NZ0)	5,662	42	0.0%
*	Torotrak P.L.C.(0292238)	45,292	16,186	0.0%
#*	Trinity Mirror P.L.C.	1,688,565	5,716,240	0.3%
	TUI Travel P.L.C.	451,223	3,092,868	0.1%
	UBM P.L.C.	509,762	5,551,072	0.3%
	UTV Media P.L.C.	243,762	867,908	0.0%
	Vitec Group P.L.C. (The)	164,847	1,744,168	0.1%
	WH Smith P.L.C.	678,939	11,273,737	0.5%
	William Hill P.L.C.	3,678,697	24,523,406	1.1%
	Wilmington Group P.L.C.	346,234	1,379,622	0.1%
Total Consumer Discretionary			575,353,992	26.9%

Consumer Staples — (3.7%)
	A.G.BARR P.L.C.	424,100	3,975,234	0.2%
	Anglo-Eastern Plantations	108,153	1,204,830	0.1%
	Booker Group P.L.C.	7,511,637	20,260,459	0.9%
	Britvic P.L.C.	1,227,439	14,091,841	0.7%
	Cranswick P.L.C.	262,115	5,161,667	0.2%
	Dairy Crest Group P.L.C.	747,197	6,687,385	0.3%
	Devro P.L.C.	891,696	4,253,882	0.2%
	Greencore Group P.L.C.	2,335,961	8,650,873	0.4%
	Greggs P.L.C.	491,293	3,511,078	0.2%
	Hilton Food Group P.L.C.	24,794	175,086	0.0%
	McBride P.L.C.	855,515	1,415,419	0.1%
#*	Premier Foods P.L.C.	1,135,338	2,354,449	0.1%
#	PZ Cussons P.L.C.	1,325,039	8,261,569	0.4%
	REA Holdings P.L.C.	50,639	375,611	0.0%
*	Thorntons P.L.C.	234,220	516,980	0.0%
Total Consumer Staples			80,896,363	3.8%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (5.0%)
*	Afren P.L.C.	5,639,345	$15,818,103	0.7%
	AMEC P.L.C.	578,559	10,445,759	0.5%
	Anglo Pacific Group P.L.C.	447,941	1,367,382	0.1%
*	Cairn Energy P.L.C.	2,601,577	11,632,267	0.5%
*	Coalfield Resources P.L.C.	268,451	26,694	0.0%
*	EnQuest P.L.C.	3,456,728	7,709,596	0.4%
*	Essar Energy P.L.C.	1,162,294	1,398,037	0.1%
*	Exillon Energy P.L.C.	289,661	826,708	0.0%
	Fortune Oil P.L.C.	6,238,485	976,770	0.1%
*	Hardy Oil & Gas P.L.C.	74,781	93,117	0.0%
*	Heritage Oil P.L.C.	934,686	2,309,188	0.1%
	Hunting P.L.C.	639,376	8,272,539	0.4%
	James Fisher & Sons P.L.C.	214,374	4,443,917	0.2%
#*	JKX Oil & Gas P.L.C.	456,676	541,450	0.0%
	John Wood Group P.L.C.	1,508,579	17,197,863	0.8%
*	Lamprell P.L.C.	967,717	2,251,114	0.1%
	Premier Oil P.L.C.	2,484,308	12,927,437	0.6%
*	Salamander Energy P.L.C.	1,063,663	1,971,661	0.1%
	Soco International P.L.C.	1,018,017	6,665,367	0.3%
Total Energy			106,874,969	5.0%

Financials — (14.2%)
	Admiral Group P.L.C.	11,519	250,390	0.0%
	Amlin P.L.C.	2,613,209	19,893,247	0.9%
	Ashmore Group P.L.C.	1,783,987	11,883,901	0.6%
	Bank of Georgia Holdings P.L.C.	90,097	3,574,505	0.2%
	Beazley P.L.C.	2,627,389	11,860,835	0.6%
	Brewin Dolphin Holdings P.L.C.	1,292,264	6,531,409	0.3%
	Capital & Counties Properties P.L.C.	474,174	2,587,069	0.1%
	Capital & Regional P.L.C.	1,493,345	1,085,031	0.1%
	Catlin Group, Ltd.	1,812,653	17,449,916	0.8%
	Charles Stanley Group P.L.C.	126,349	1,057,166	0.1%
	Charles Taylor P.L.C.	139,215	583,359	0.0%
	Chesnara P.L.C.	559,060	2,978,676	0.1%
	Close Brothers Group P.L.C.	777,213	17,698,059	0.8%
	Daejan Holdings P.L.C.	32,083	2,397,405	0.1%
	Development Securities P.L.C.	580,091	2,563,899	0.1%
	F&C Asset Management P.L.C.	2,273,162	3,466,781	0.2%
	Hansard Global P.L.C.	16,468	26,212	0.0%
	Helical Bar P.L.C.	668,916	3,614,727	0.2%
	Henderson Group P.L.C.	5,229,541	19,871,144	0.9%
	Hiscox, Ltd.	1,848,675	21,306,716	1.0%
	ICAP P.L.C.	2,874,272	21,528,023	1.0%
	IG Group Holdings P.L.C.	1,508,085	15,407,032	0.7%
	Industrial & Commercial Holdings P.L.C.	5,000	—	0.0%
	Intermediate Capital Group P.L.C.	572,350	3,990,740	0.2%
	International Personal Finance P.L.C.	690,825	5,714,758	0.3%
*	IP Group P.L.C.	1,255,608	3,535,891	0.2%
	Jardine Lloyd Thompson Group P.L.C.	584,697	9,869,552	0.5%
	Jupiter Fund Management P.L.C.	1,339,596	8,554,800	0.4%
	Lancashire Holdings, Ltd.	901,590	12,120,034	0.6%
	Liontrust Asset Management P.L.C.	129,935	543,218	0.0%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	London Stock Exchange Group P.L.C.	91,722	$2,638,512	0.1%
	LSL Property Services P.L.C.	166,665	1,215,554	0.1%
	Man Group P.L.C.	9,800,117	13,844,438	0.6%
	Novae Group P.L.C.	276,081	2,868,410	0.1%
	Phoenix Group Holdings	601,398	7,264,269	0.3%
	Puma Brandenburg, Ltd. Class A	1,193,004	—	0.0%
	Puma Brandenburg, Ltd. Class B	1,193,004	—	0.0%
*	Quintain Estates & Development P.L.C.	2,680,731	4,199,269	0.2%
	Rathbone Brothers P.L.C.	165,692	4,432,197	0.2%
*	Raven Russia Ltd	720,865	948,591	0.0%
*	Renovo Group P.L.C.	87,461	27,710	0.0%
	S&U P.L.C.	21,140	546,869	0.0%
	Savills P.L.C.	616,265	6,600,887	0.3%
	St James's Place P.L.C.	903,953	10,925,968	0.5%
	ST Modwen Properties P.L.C.	957,652	5,835,295	0.3%
	Tullett Prebon P.L.C.	1,071,415	6,695,523	0.3%
	Unite Group P.L.C.	901,444	6,016,658	0.3%
*	Waterloo Investment Holdings, Ltd.	5,979	693	0.0%
Total Financials			306,005,338	14.3%

Health Care — (2.8%)
#	Alizyme P.L.C.	660,805	—	0.0%
	Bioquell P.L.C.	90,893	209,221	0.0%
*	BTG P.L.C.	1,781,080	16,968,345	0.8%
	Consort Medical P.L.C.	138,858	2,201,446	0.1%
	Dechra Pharmaceuticals P.L.C.	429,068	4,997,179	0.2%
	Genus P.L.C.	281,441	6,058,461	0.3%
	Hikma Pharmaceuticals P.L.C.	713,706	14,216,411	0.7%
*	Optos P.L.C.	89,392	300,148	0.0%
*	Oxford Biomedica P.L.C.	2,821,652	108,664	0.0%
	Synergy Health P.L.C.	287,021	5,723,703	0.3%
	UDG Healthcare P.L.C.	973,852	5,216,552	0.2%
*	Vectura Group P.L.C.	1,829,761	4,244,080	0.2%
*	Vernalis P.L.C.	19,974	12,245	0.0%
Total Health Care			60,256,455	2.8%

Industrials — (25.8%)
	Air Partner P.L.C.	37,086	344,640	0.0%
	Alumasc Group P.L.C.	124,366	260,732	0.0%
	Ashtead Group P.L.C.	2,598,958	32,785,158	1.5%
	Avon Rubber P.L.C.	58,076	563,163	0.0%
	Babcock International Group P.L.C.	69,267	1,556,431	0.1%
	Balfour Beatty P.L.C.	3,596,658	17,135,243	0.8%
	BBA Aviation P.L.C.	2,792,163	14,858,434	0.7%
	Berendsen P.L.C.	816,642	12,674,755	0.6%
	Bodycote P.L.C.	1,253,236	13,929,275	0.7%
	Braemar Shipping Services P.L.C.	83,345	773,454	0.0%
	Brammer P.L.C.	394,417	2,946,407	0.1%
#	Camellia P.L.C.	2,481	355,675	0.0%
	Cape P.L.C.	582,333	2,682,809	0.1%
	Carillion P.L.C.	2,233,191	12,243,708	0.6%
	Carr's Milling Industries P.L.C.	35,419	991,070	0.1%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Castings P.L.C.	162,757	$1,149,087	0.1%
	Chemring Group P.L.C.	1,217,006	4,527,640	0.2%
	Clarkson P.L.C.	66,882	2,218,659	0.1%
	Cobham P.L.C.	5,618,202	25,574,824	1.2%
	Communisis P.L.C.	998,173	933,206	0.1%
	Costain Group P.L.C.	106,634	489,034	0.0%
	DCC P.L.C.	431,941	21,254,220	1.0%
	De La Rue P.L.C.	287,139	4,145,110	0.2%
	Dialight P.L.C.	7,941	112,642	0.0%
	easyJet P.L.C.	374,528	9,545,601	0.5%
	Fenner P.L.C.	870,976	7,013,221	0.3%
	Firstgroup P.L.C.	5,277,432	10,820,342	0.5%
	Galliford Try P.L.C.	337,850	6,551,707	0.3%
	Go-Ahead Group P.L.C.	207,850	6,065,798	0.3%
	Goodwin P.L.C.	383	23,161	0.0%
	Grafton Group P.L.C.	385,174	4,134,102	0.2%
	Harvey Nash Group P.L.C.	46,693	77,919	0.0%
	Hays P.L.C.	7,041,541	15,167,118	0.7%
	Helphire P.L.C.	818,241	73,752	0.0%
	Hogg Robinson Group P.L.C.	134,014	174,941	0.0%
	Homeserve P.L.C.	1,339,416	6,121,299	0.3%
	Hyder Consulting P.L.C.	178,009	1,873,857	0.1%
	Interserve P.L.C.	664,484	6,856,668	0.3%
	Invensys P.L.C.	2,824,855	23,877,475	1.1%
	ITE Group P.L.C.	1,144,948	5,827,841	0.3%
	Keller Group P.L.C.	333,468	6,349,825	0.3%
	Kentz Corp., Ltd.	13,296	139,177	0.0%
	Kier Group P.L.C.	204,130	6,210,971	0.3%
	Latchways P.L.C.	36,248	756,403	0.0%
	Lavendon Group P.L.C.	787,112	2,260,586	0.1%
	Management Consulting Group P.L.C.	1,519,596	648,206	0.0%
	Mears Group P.L.C.	458,782	3,613,892	0.2%
	Meggitt P.L.C.	274,411	2,402,588	0.1%
	Melrose Industries P.L.C.	3,901,836	19,795,277	0.9%
	Michael Page International P.L.C.	1,282,180	10,379,101	0.5%
	Mitie Group P.L.C.	1,760,827	9,286,459	0.4%
	Morgan Advanced Materials P.L.C.	1,420,379	7,492,323	0.4%
	Morgan Sindall Group P.L.C.	188,397	2,358,177	0.1%
	National Express Group P.L.C.	2,235,488	10,204,081	0.5%
	Norcros P.L.C.	105,434	41,172	0.0%
	Northgate P.L.C.	752,381	6,407,606	0.3%
	PayPoint P.L.C.	165,538	2,771,890	0.1%
	QinetiQ Group P.L.C.	3,080,895	11,082,035	0.5%
	Regus PLC	3,367,250	12,138,350	0.6%
*	Renold P.L.C.	153,600	127,583	0.0%
	Rentokil Initial P.L.C.	4,427,609	8,503,719	0.4%
	Ricardo P.L.C.	254,953	2,833,175	0.1%
	Richmond Oil & Gas P.L.C.	220,000	—	0.0%
	Robert Walters P.L.C.	387,999	2,001,687	0.1%
	Rotork P.L.C.	339,433	16,156,639	0.8%
	RPS Group P.L.C.	1,266,580	7,044,736	0.3%
	Senior P.L.C.	2,050,757	10,461,862	0.5%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Serco Group P.L.C.	1,965,238	$16,261,531	0.8%
*	Severfield-Rowen P.L.C.	1,252,061	1,250,608	0.1%
	Shanks Group P.L.C.	2,313,344	4,154,471	0.2%
	SIG P.L.C.	2,955,026	10,379,685	0.5%
	Speedy Hire P.L.C.	2,828,053	3,001,080	0.1%
	Spirax-Sarco Engineering P.L.C.	346,717	17,207,831	0.8%
	St Ives P.L.C.	672,895	1,925,221	0.1%
	Stagecoach Group P.L.C.	2,248,039	14,103,906	0.7%
	Sthree P.L.C.	334,391	2,005,466	0.1%
#	Stobart Group, Ltd.	245,160	565,023	0.0%
	T Clarke P.L.C.	147,457	156,527	0.0%
	Tarsus Group P.L.C.	208,165	815,145	0.0%
	Tribal Group P.L.C.	156,581	441,011	0.0%
	Trifast P.L.C.	443,600	588,556	0.0%
	UK Mail Group P.L.C.	197,261	2,022,443	0.1%
	Ultra Electronics Holdings P.L.C.	351,758	11,264,550	0.5%
	Vesuvius P.L.C.	1,449,566	12,257,142	0.6%
#	Volex P.L.C.	233,149	453,461	0.0%
	Vp P.L.C.	167,297	1,843,580	0.1%
*	Wincanton P.L.C.	516,677	1,079,522	0.1%
	WS Atkins P.L.C.	523,508	12,296,741	0.6%
#	XP Power, Ltd.	74,294	1,956,612	0.1%
Total Industrials			556,207,810	26.1%

Information Technology — (7.9%)
	Acal P.L.C.	104,729	572,647	0.0%
	Anite P.L.C.	1,253,216	2,058,061	0.1%
	Aveva Group PLC	48,491	1,740,544	0.1%
	Computacenter P.L.C.	422,291	4,469,992	0.2%
	CSR P.L.C.	916,815	9,611,736	0.4%
	Diploma P.L.C.	564,734	6,321,400	0.3%
	Domino Printing Sciences P.L.C.	519,949	6,593,098	0.3%
	E2V Technologies P.L.C.	483,906	1,202,878	0.1%
	Electrocomponents P.L.C.	2,186,053	10,119,093	0.5%
	Fidessa Group P.L.C.	155,456	5,813,775	0.3%
*	Filtronic P.L.C.	4,262	3,969	0.0%
	Halma P.L.C.	1,758,080	17,589,837	0.8%
#*	Imagination Technologies Group P.L.C.	205,118	606,056	0.0%
*	Innovation Group P.L.C.	4,560,103	2,623,874	0.1%
*	Kofax, Ltd.	359,621	2,433,374	0.1%
	Laird P.L.C.	1,350,522	6,209,557	0.3%
	Micro Focus International P.L.C.	678,082	8,631,990	0.4%
	Moneysupermarket.com Group P.L.C.	550,139	1,647,108	0.1%
	NCC Group P.L.C.	227,578	697,020	0.0%
	Oxford Instruments P.L.C.	147,620	4,326,720	0.2%
	Pace P.L.C.	1,487,713	7,855,378	0.4%
	Phoenix IT Group, Ltd.	204,614	452,522	0.0%
	Playtech P.L.C.	375,092	4,582,492	0.2%
	Premier Farnell P.L.C.	1,757,566	6,463,933	0.3%
	PV Crystalox Solar P.L.C.	147,995	35,339	0.0%
	Renishaw P.L.C.	188,423	6,074,372	0.3%
	RM P.L.C.	363,499	691,025	0.0%

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	SDL P.L.C.	347,207	$2,066,355	0.1%
	Sepura P.L.C.	225,709	523,549	0.0%
	Spectris P.L.C.	582,385	24,746,529	1.2%
	Spirent Communications P.L.C.	2,633,737	4,541,530	0.2%
	Telecity Group P.L.C.	656,941	7,902,852	0.4%
	TT electronics P.L.C.	815,556	2,662,807	0.1%
	Vislink P.L.C.	274,226	204,296	0.0%
*	Wolfson Microelectronics P.L.C.	504,759	1,228,514	0.1%
	Xaar P.L.C.	267,709	4,975,563	0.2%
	Xchanging P.L.C.	1,288,865	3,280,291	0.2%
Total Information Technology			171,560,076	8.0%

Materials — (7.4%)
#	African Barrick Gold P.L.C.	378,833	1,171,313	0.1%
	Alent P.L.C.	1,359,075	8,005,609	0.4%
	AZ Electronic Materials SA	897,834	5,884,949	0.3%
	British Polythene Industries P.L.C.	137,680	1,471,784	0.1%
	Carclo P.L.C.	200,519	949,233	0.1%
*	Centamin P.L.C.	4,407,248	3,267,907	0.2%
	Croda International P.L.C.	442,133	18,022,639	0.8%
	DS Smith P.L.C.	4,875,734	26,884,040	1.3%
	Elementis P.L.C.	2,357,537	10,525,670	0.5%
	Essentra PLC	950,734	13,543,497	0.6%
*	Evraz P.L.C.	54,653	101,695	0.0%
	Ferrexpo P.L.C.	955,423	3,037,109	0.1%
*	Gem Diamonds, Ltd.	487,368	1,175,504	0.1%
	Hill & Smith Holdings P.L.C.	427,877	3,653,225	0.2%
	Hochschild Mining P.L.C.	657,160	1,546,418	0.1%
*	International Ferro Metals, Ltd.	423,652	68,459	0.0%
#	Kazakhmys P.L.C.	206,718	750,000	0.0%
#*	Lonmin P.L.C.	2,202,370	11,290,653	0.5%
	Low & Bonar P.L.C.	1,065,095	1,267,564	0.1%
	Marshalls P.L.C.	848,249	2,478,791	0.1%
	Mondi P.L.C.	531,607	9,227,905	0.4%
#*	New World Resources P.L.C. Class A	133,089	161,737	0.0%
*	Petra Diamonds, Ltd.	1,192,534	2,342,415	0.1%
#	Petropavlovsk P.L.C.	708,130	859,301	0.0%
	RPC Group P.L.C.	748,890	7,325,974	0.3%
	Synthomer P.L.C.	1,169,206	4,947,418	0.2%
#	Vedanta Resources P.L.C.	480,809	7,463,769	0.4%
	Victrex P.L.C.	379,704	11,585,494	0.5%
	Zotefoams P.L.C.	96,852	281,431	0.0%
Total Materials			159,291,503	7.5%

Telecommunication Services — (2.5%)
	Cable & Wireless Communications P.L.C.	6,812,934	6,357,067	0.3%
*	Colt Group SA	1,368,251	2,913,514	0.2%
	Inmarsat P.L.C.	2,104,903	26,391,821	1.2%
	Kcom Group P.L.C.	2,964,536	4,835,167	0.2%
	TalkTalk Telecom Group P.L.C.	2,542,439	12,908,186	0.6%
Total Telecommunication Services			53,405,755	2.5%

Utilities — (2.6%)
	Dee Valley Group P.L.C.	12,109	298,886	0.0%
	Drax Group P.L.C.	2,103,725	27,913,186	1.3%
	Pennon Group P.L.C.	1,980,713	21,643,233	1.0%
	Telecom Plus P.L.C.	203,128	5,960,777	0.3%
Total Utilities			55,816,082	2.6%

TOTAL COMMON STOCKS			2,125,668,343	99.5%
PREFERRED STOCKS — (0.0%)
	REA Holdings P.L.C., 9.000%	3,038	5,744	0.0%

		Shares/
		Face
		Amount
		(000)	Value†
SECURITIES LENDING COLLATERAL — (1.4%)
§@	DFA Short Term Investment Fund	2,592,913	30,000,000	1.4%
@	Repurchase Agreement, Deutsche Bank Securities, Inc. 0.03%, 01/02/14 (Collateralized by $931,375 U.S. Treasury Note 1.625%, 08/15/22, valued at $853,809) to be repurchased at $837,067	$837	837,066	0.1%
TOTAL SECURITIES LENDING COLLATERAL			30,837,066	1.5%

TOTAL INVESTMENTS — (100.0%) (Cost $1,372,624,963)^			$2,156,511,153	101.0%
____________________

^      The cost for federal income tax purposes is $1,392,086,838.

The United Kingdom Small Company Series
continued

Summary of the Series' investments as of December 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$575,353,992	—	$575,353,992
Consumer Staples	—	80,896,363	—	80,896,363
Energy	—	106,874,969	—	106,874,969
Financials	—	306,005,338	—	306,005,338
Health Care	—	60,256,455	—	60,256,455
Industrials	—	556,207,810	—	556,207,810
Information Technology	—	171,560,076	—	171,560,076
Materials	—	159,291,503	—	159,291,503
Telecommunication Services	—	53,405,755	—	53,405,755
Utilities	—	55,816,082	—	55,816,082
Preferred Stocks	—	5,744	—	5,744
Securities Lending Collateral	—	30,837,066	—	30,837,066
TOTAL	—	$2,156,511,153	—	$2,156,511,153

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2013
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (89.6%)
AUSTRIA — (2.2%)
*	A-TEC Industries AG	21,828	$—	0.0%
	Agrana Beteiligungs AG	17,354	2,053,832	0.1%
	AMAG Austria Metall AG	2,133	63,555	0.0%
	Atrium European Real Estate, Ltd.	614,001	3,544,101	0.1%
	Austria Technologie & Systemtechnik AG	83,748	823,771	0.0%
	BKS Bank AG	3,120	75,108	0.0%
#	CA Immobilien Anlagen AG	163,483	2,898,607	0.1%
	Conwert Immobilien Invest SE	63,617	815,964	0.0%
	DO & Co. AG	16,695	855,836	0.0%
#	EVN AG	163,267	2,591,468	0.1%
	Flughafen Wien AG	47,798	4,016,584	0.1%
	Frauenthal Holding AG	4,212	52,667	0.0%
	IMMOFINANZ AG	15,360	71,175	0.0%
	Josef Manner & Co. AG	870	63,833	0.0%
#	Kapsch TrafficCom AG	26,900	1,495,847	0.0%
#	Lenzing AG	51,434	2,946,204	0.1%
	Mayr Melnhof Karton AG	45,831	5,673,155	0.2%
	Oberbank AG	37,973	2,533,919	0.1%
	Oesterreichische Post AG	159,297	7,643,326	0.2%
#	Palfinger AG	57,910	2,308,846	0.1%
	POLYTEC Holding AG	83,703	782,439	0.0%
#	RHI AG	113,647	3,522,416	0.1%
	Rosenbauer International AG	17,019	1,387,035	0.0%
	S IMMO AG	268,199	1,954,494	0.1%
	Schoeller-Bleckmann Oilfield Equipment AG	53,715	5,959,246	0.2%
	Semperit AG Holding	50,274	2,500,616	0.1%
#	Strabag SE	102,680	3,013,770	0.1%
	Telekom Austria AG	706,338	5,351,205	0.2%
	UBM Realitaetenentwicklung AG	2,880	61,414	0.0%
#	UNIQA Insurance Group AG	361,548	4,625,013	0.1%
#	Wienerberger AG	565,653	8,971,333	0.3%
*	Wolford AG	11,252	281,266	0.0%
	Zumtobel AG	161,140	2,516,520	0.1%
TOTAL AUSTRIA			81,454,565	2.5%

BELGIUM — (2.8%)
*	Ablynx NV	143,159	1,379,624	0.1%
	Ackermans & van Haaren NV	118,073	13,835,349	0.4%
*	AGFA-Gevaert NV	898,617	2,177,584	0.1%
	Arseus NV	103,428	3,934,829	0.1%
	Atenor Group	6,182	291,061	0.0%
	Banque Nationale de Belgique	968	3,958,854	0.1%
	Barco NV	60,150	4,691,651	0.2%
	Cie d'Entreprises CFE	41,428	3,695,011	0.1%
	Cie Immobiliere de Belgique SA	12,863	636,934	0.0%
	Cie Maritime Belge SA	66,098	2,056,089	0.1%
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	275,800	0.0%
	D'ieteren SA	129,060	6,429,305	0.2%
*	Deceuninck NV	364,236	857,220	0.0%
#	Econocom Group	304,215	3,473,279	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
BELGIUM — (Continued)
#	Elia System Operator SA	135,158	$6,267,398	0.2%
*	Euronav NV	101,119	1,203,296	0.0%
	EVS Broadcast Equipment SA	60,843	3,940,520	0.1%
	Exmar NV	132,340	2,022,746	0.1%
*	Floridienne SA	868	82,914	0.0%
#*	Galapagos NV	110,191	2,322,377	0.1%
	Gimv NV	13,949	729,186	0.0%
*	Hamon & CIE SA	4,508	93,485	0.0%
*	Ion Beam Applications	89,062	956,265	0.0%
	Jensen-Group NV	13,482	243,831	0.0%
	Kinepolis Group NV	19,582	3,099,314	0.1%
	Lotus Bakeries	1,361	1,335,742	0.0%
*	MDxHealth	64,436	257,200	0.0%
	Melexis NV	97,411	3,107,495	0.1%
	Mobistar SA	87,167	1,657,407	0.1%
#	NV Bekaert SA	190,167	6,730,608	0.2%
#	Nyrstar NV	742,718	2,363,705	0.1%
*	Picanol	28,441	959,275	0.0%
	RealDolmen NV/SA(5529094)	120	18	0.0%
#*	RealDolmen NV/SA(B3M0622)	7,587	205,669	0.0%
	Recticel SA	101,580	787,585	0.0%
*	Rentabiliweb Group	5,962	65,173	0.0%
	Resilux	4,724	606,226	0.0%
*	RHJ International	54,210	275,283	0.0%
*	Roularta Media Group NV	10,263	152,264	0.0%
*	Sapec	2,832	194,741	0.0%
	Sioen Industries NV	52,140	608,454	0.0%
	Sipef SA	30,617	2,429,952	0.1%
	TER Beke SA	2,260	177,851	0.0%
#	Tessenderlo Chemie NV	132,614	3,467,105	0.1%
#*	ThromboGenics NV	155,245	4,306,732	0.1%
	Van de Velde NV	35,750	1,792,194	0.1%
*	Viohalco SA	603,593	3,080,645	0.1%
TOTAL BELGIUM			103,215,246	3.1%

DENMARK — (4.4%)
	ALK-Abello A.S.	29,336	3,323,521	0.1%
*	Alm Brand A.S.	484,611	2,148,817	0.1%
#	Ambu A.S. Class B	27,380	1,498,017	0.1%
	Arkil Holding A.S. Class B	504	56,785	0.0%
*	Atlantic Petroleum P/F	4,328	102,891	0.0%
*	Auriga Industries Class B	96,829	3,314,527	0.1%
*	Bang & Olufsen A.S.	161,993	1,369,275	0.0%
	BankNordik P/F	942	22,142	0.0%
*	Bavarian Nordic A.S.	105,508	1,733,146	0.1%
*	BoConcept Holding A.S. Class B	5,365	96,758	0.0%
	Brodrene Hartmann A.S.	13,977	431,213	0.0%
	D/S Norden A.S.	110,869	5,836,654	0.2%
	Dfds A.S.	19,411	1,565,116	0.1%
	Djurslands Bank A.S.	8,970	303,254	0.0%
*	East Asiatic Co., Ltd. A.S.	55,571	814,724	0.0%
	FE Bording A.S.	426	55,933	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
DENMARK — (Continued)
#	FLSmidth & Co. A.S.	150,567	$8,233,975	0.3%
	Fluegger A.S. Class B	4,198	284,170	0.0%
*	Genmab A.S.	186,552	7,318,081	0.2%
	GN Store Nord A.S.	772,340	18,980,994	0.6%
	GPV Industri A.S. Series B	2,200	—	0.0%
#*	Greentech Energy Systems A.S.	12,775	27,713	0.0%
	Gronlandsbanken AB	1,125	137,433	0.0%
*	H+H International A.S. Class B	23,423	205,850	0.0%
	Harboes Bryggeri A.S. Class B	12,252	193,428	0.0%
	IC Companys A.S.	35,278	1,016,369	0.0%
	Incentive A.S.	3,575	—	0.0%
	Jeudan A.S.	4,800	548,817	0.0%
*	Jyske Bank A.S.	265,701	14,366,298	0.4%
	Lan & Spar Bank	5,150	282,809	0.0%
	NKT Holding A.S.	110,421	5,448,734	0.2%
	Nordjyske Bank A.S.	17,600	355,056	0.0%
	Norresundby Bank A.S.	7,350	278,570	0.0%
	Pandora A.S.	54,984	2,988,756	0.1%
#*	Parken Sport & Entertainment A.S.	33,556	477,309	0.0%
	PER Aarsleff A.S. Class B	7,359	1,191,216	0.0%
	Ringkjoebing Landbobank A.S.	19,475	3,944,819	0.1%
	Roblon A.S. Class B	2,700	155,076	0.0%
	Rockwool International A.S. Class B	30,614	5,421,325	0.2%
	Royal UNIBREW	45,850	6,222,128	0.2%
	Schouw & Co.	74,017	3,025,388	0.1%
	SimCorp A.S.	194,860	7,657,028	0.2%
	Solar A.S. Class B	23,824	1,482,564	0.0%
*	Spar Nord Bank A.S.	347,740	3,156,694	0.1%
*	Sydbank A.S.	317,330	8,437,755	0.3%
	Tivoli A.S.	969	532,148	0.0%
*	TK Development A.S.	358,493	422,101	0.0%
*	Topdanmark A.S.	507,925	13,385,462	0.4%
*	TopoTarget A.S.	546,711	299,335	0.0%
*	Topsil Semiconductor Matls	478,899	62,862	0.0%
#*	Torm A.S.	694,424	174,156	0.0%
	United International Enterprises	9,032	1,865,525	0.1%
*	Vestas Wind Systems A.S.	693,291	20,529,354	0.6%
*	Vestjysk Bank A.S.	35,584	58,816	0.0%
#*	Zealand Pharma A.S.	32,819	356,716	0.0%
TOTAL DENMARK			162,197,603	4.9%

FINLAND — (5.8%)
	Afarak Group Oyj	604,909	265,467	0.0%
	Ahlstrom Oyj	44,038	503,727	0.0%
	Aktia Bank Oyj	35,193	393,212	0.0%
	Alma Media Oyj	277,852	1,140,454	0.0%
	Amer Sports Oyj	559,522	11,633,211	0.4%
	Apetit Oyj	19,402	518,959	0.0%
	Aspo Oyj	83,192	690,875	0.0%
	Atria P.L.C.	36,177	384,918	0.0%
	Bank of Aland P.L.C. Class B	22,078	241,519	0.0%
#	BasWare Oyj	34,550	1,193,208	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FINLAND — (Continued)
#*	Biotie Therapies Oyj	955,389	$369,036	0.0%
#	Cargotec Oyj	164,102	6,107,747	0.2%
*	Caverion Corp.	483,134	5,920,802	0.2%
	Citycon Oyj	1,340,442	4,722,369	0.2%
*	Comptel Oyj	337,600	223,212	0.0%
	Cramo Oyj	148,755	3,148,134	0.1%
	Digia P.L.C.	48,912	263,855	0.0%
*	Efore Oyj	49,703	42,889	0.0%
#	Elektrobit Oyj	111,029	406,501	0.0%
#	Elisa Oyj	675,933	17,924,776	0.5%
	eQ P.L.C.	—	—	0.0%
	F-Secure Oyj	465,993	1,197,244	0.0%
	Finnair Oyj	420,097	1,599,750	0.1%
*	Finnlines Oyj	124,906	1,292,950	0.0%
#	Fiskars Oyj Abp	196,350	5,291,131	0.2%
	GeoSentric Oyj	244,900	—	0.0%
	HKScan Oyj Class A	117,880	610,384	0.0%
	Huhtamaki Oyj	452,365	11,635,843	0.4%
	Ilkka-Yhtyma Oyj	61,503	244,398	0.0%
	Kemira Oyj	472,368	7,908,245	0.2%
	Kesko Oyj Class B	312,605	11,532,061	0.4%
	Konecranes Oyj	245,559	8,712,240	0.3%
	Lassila & Tikanoja Oyj	147,846	3,095,796	0.1%
	Lemminkainen Oyj	26,333	551,577	0.0%
	Metsa Board Oyj	1,549,706	6,706,048	0.2%
*	Munksjo Oyj	22,485	166,072	0.0%
#	Neste Oil Oyj	604,358	11,952,056	0.4%
	Okmetic Oyj	59,222	392,606	0.0%
	Olvi Oyj Class A	69,533	2,734,750	0.1%
	Oriola-KD Oyj Class A	5,045	18,063	0.0%
	Oriola-KD Oyj Class B	503,918	1,767,268	0.1%
	Orion Oyj Class A	130,940	3,661,366	0.1%
#	Orion Oyj Class B	388,448	10,918,110	0.3%
#*	Outokumpu Oyj	4,209,557	2,357,429	0.1%
#	Outotec Oyj	697,608	7,319,405	0.2%
	PKC Group Oyj	98,129	3,266,438	0.1%
	Pohjola Bank P.L.C. Class A	58,682	1,176,614	0.0%
	Ponsse Oy	30,777	414,260	0.0%
*	Poyry Oyj	192,614	1,081,598	0.0%
	Raisio P.L.C. Class V	541,284	3,250,811	0.1%
	Ramirent Oyj	324,161	4,083,718	0.1%
	Rapala VMC Oyj	113,258	810,078	0.0%
	Rautaruukki Oyj	439,221	4,073,495	0.1%
	Revenio Group OYJ	3,969	67,646	0.0%
	Saga Furs Oyj	11,324	508,219	0.0%
#	Sanoma Oyj	355,701	3,131,778	0.1%
	Sievi Capital P.L.C.	123,479	186,641	0.0%
	SRV Group P.L.C.	9,181	51,005	0.0%
	Stockmann Oyj Abp(5462371)	43,914	669,682	0.0%
#	Stockmann Oyj Abp(5462393)	139,051	2,114,533	0.1%
	Technopolis Oyj	325,855	1,948,615	0.1%
	Teleste Oyj	53,559	312,834	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FINLAND — (Continued)
	Tieto Oyj	305,721	$6,924,073	0.2%
#	Tikkurila Oyj	175,018	4,794,135	0.2%
#	Uponor Oyj	247,346	4,829,344	0.2%
	Vacon P.L.C.	46,920	3,769,228	0.1%
#	Vaisala Oyj Class A	41,833	1,336,241	0.0%
*	Viking Line Abp	10,366	255,217	0.0%
#	YIT Oyj	500,865	7,003,163	0.2%
TOTAL FINLAND			213,819,029	6.4%

FRANCE — (11.8%)
	ABC Arbitrage	22,399	145,353	0.0%
#*	Air France-KLM	722,730	7,553,198	0.2%
	Akka Technologies SA	12,943	416,192	0.0%
	Albioma	96,570	2,239,587	0.1%
#*	Alcatel-Lucent	12,082,064	53,616,851	1.6%
	Altamir	81,618	1,158,899	0.0%
	Alten SA	92,635	4,205,809	0.1%
	Altran Technologies SA	676,432	5,932,704	0.2%
	April	76,998	1,553,728	0.1%
#*	Archos	16,779	81,061	0.0%
	Assystem	65,144	1,803,298	0.1%
*	Atari SA	68,443	—	0.0%
#	Aubay	10,285	106,491	0.0%
*	Audika Groupe	22,298	325,772	0.0%
	Aurea SA	2,794	16,046	0.0%
	Axway Software SA	27,272	818,535	0.0%
#*	Beneteau SA	184,191	3,440,152	0.1%
#*	Bigben Interactive	20,361	232,532	0.0%
	BioMerieux	28,511	2,993,713	0.1%
	Boiron SA	29,679	2,093,217	0.1%
#	Bonduelle SCA	77,754	2,059,407	0.1%
#	Bongrain SA	34,266	2,654,600	0.1%
#	Bourbon SA	216,060	5,947,810	0.2%
*	Boursorama	92,227	1,033,727	0.0%
*	Bull	402,126	1,704,946	0.1%
	Burelle SA	3,866	3,009,276	0.1%
	Catering International Services	1,996	63,718	0.0%
*	Cegedim SA	19,533	615,309	0.0%
	Cegid Group	22,946	811,349	0.0%
*	CGG SA	455,425	7,903,828	0.3%
*	Chargeurs SA	53,199	355,878	0.0%
	Cie des Alpes	18,539	407,949	0.0%
	Cie Industrielle et Financiere D'Entreprises	1,200	101,814	0.0%
	Ciments Francais SA	47,966	3,646,381	0.1%
*	Club Mediterranee SA	107,104	2,563,282	0.1%
*	Derichebourg SA	548,515	1,831,356	0.1%
#	Devoteam SA	27,431	499,434	0.0%
	Eiffage SA	169,719	9,781,788	0.3%
	Electricite de Strasbourg	21,886	3,054,359	0.1%
#	Eramet	8,545	826,122	0.0%
	Esso SA Francaise	11,770	664,174	0.0%
	Etablissements Maurel et Prom	419,398	7,015,443	0.2%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
	Euler Hermes SA	51,326	$7,065,890	0.2%
*	Euro Disney SCA	47,909	276,768	0.0%
	Eurofins Scientific SE	24,461	6,620,624	0.2%
	Exel Industries Class A	10,680	804,389	0.0%
	Faiveley Transport SA	35,342	2,548,427	0.1%
*	Faurecia	216,138	8,246,150	0.3%
#	Fimalac	31,490	2,010,062	0.1%
#	Fleury Michon SA	4,694	335,886	0.0%
*	GameLoft SE	222,320	2,505,208	0.1%
	Gaumont SA	13,980	690,435	0.0%
#	GEA	2,218	236,442	0.0%
#*	GECI International	59,392	—	0.0%
	Gevelot SA	3,584	310,996	0.0%
#	GL Events	48,302	1,160,422	0.0%
	Groupe Crit	24,255	1,034,800	0.0%
	Groupe Eurotunnel SA	799,822	8,408,740	0.3%
#	Groupe Flo	35,997	148,343	0.0%
*	Groupe Fnac	9,578	313,791	0.0%
#	Groupe Open	27,590	263,052	0.0%
	Groupe Steria SCA	135,577	2,663,504	0.1%
	Guerbet	6,577	981,364	0.0%
*	Haulotte Group SA	65,672	990,203	0.0%
	Havas SA	1,237,953	10,203,613	0.3%
*	Hi-Media SA	138,372	355,998	0.0%
#	Ingenico	115,944	9,307,275	0.3%
	Interparfums SA	32,245	1,389,451	0.1%
	Ipsen SA	73,415	3,472,770	0.1%
	IPSOS	159,746	6,843,672	0.2%
	Jacquet Metal Service	55,520	995,443	0.0%
#	Korian	18,224	516,269	0.0%
	L.D.C. SA	19	2,919	0.0%
	Lagardere SCA	448,838	16,684,920	0.5%
	Lanson-BCC	7,992	367,850	0.0%
	Laurent-Perrier	12,675	1,124,714	0.0%
*	Le Noble Age	741	15,030	0.0%
#	Lectra	94,714	1,080,952	0.0%
	LISI	17,353	2,573,508	0.1%
	Maisons France Confort	15,380	606,505	0.0%
#	Manitou BF SA	48,911	929,635	0.0%
	Manutan International	14,553	918,314	0.0%
	Medica SA	183,725	4,797,859	0.2%
	Mersen	72,883	2,526,403	0.1%
	Metropole Television SA	236,930	5,426,150	0.2%
	MGI Coutier	3,915	527,435	0.0%
	Montupet	30,887	1,365,600	0.1%
*	Mr Bricolage	30,731	422,024	0.0%
#	Naturex	24,725	1,983,744	0.1%
#	Neopost SA	167,752	12,944,999	0.4%
	Nexans SA	131,823	6,690,010	0.2%
	Nexity SA	110,520	4,170,696	0.1%
	NextRadioTV	12,421	362,392	0.0%
	Norbert Dentressangle SA	20,989	2,698,901	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
#*	NRJ Group	72,524	$703,711	0.0%
#*	Orco Property Group	167,788	386,530	0.0%
	Orpea	128,403	7,468,819	0.2%
#	Paris Orleans SA	3,127	76,525	0.0%
*	Parrot SA	38,572	1,050,903	0.0%
#*	Peugeot SA	1,076,690	14,011,148	0.4%
#*	Pierre & Vacances SA	23,625	999,467	0.0%
	Plastic Omnium SA	324,906	9,089,385	0.3%
#	PSB Industries SA	8,438	404,691	0.0%
	Rallye SA	106,948	4,487,267	0.2%
#*	Recylex SA	83,164	425,940	0.0%
	Robertet SA	3,167	784,505	0.0%
#	Rubis SCA	157,540	9,978,026	0.3%
	Saft Groupe SA	126,335	4,344,375	0.1%
#	Samse SA	8,342	918,088	0.0%
	Sartorius Stedim Biotech	8,093	1,357,202	0.1%
	SEB SA	55,297	5,001,372	0.2%
	Seche Environnement SA	9,167	354,325	0.0%
	Securidev SA	2,500	117,721	0.0%
#*	Sequana SA	44,019	345,529	0.0%
	Soc Mar Tunnel Prado Car	2,292	92,017	0.0%
	Societe d'Edition de Canal +	272,836	2,327,203	0.1%
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	46,150	2,533,327	0.1%
	Societe Internationale de Plantations d'Heveas SA	7,778	546,740	0.0%
	Societe pour l'Informatique Industrielle	40,908	443,948	0.0%
	Societe Television Francaise 1	567,362	10,934,018	0.3%
#*	SOITEC	826,614	1,619,349	0.1%
#*	Solocal Group	630,719	955,038	0.0%
#	Somfy SA	21,738	5,530,037	0.2%
	Sopra Group SA	23,140	2,338,830	0.1%
#*	Spir Communication	4,687	85,322	0.0%
	Stallergenes SA	478	35,683	0.0%
#*	Ste Industrielle d'Aviation Latecoere SA	30,831	566,494	0.0%
*	Store Electronic	8,638	177,707	0.0%
#	Stref SA	29,121	2,139,178	0.1%
	Sword Group	30,562	651,775	0.0%
	Synergie SA	62,003	1,244,719	0.1%
*	Technicolor SA	481,846	2,552,851	0.1%
	Teleperformance	275,593	16,807,909	0.5%
	Tessi SA	7,038	874,988	0.0%
	TFF Group	5,013	436,131	0.0%
#*	Theolia SA	281,335	464,090	0.0%
	Thermador Groupe	9,081	850,825	0.0%
	Total Gabon	1,324	849,231	0.0%
	Touax SA	4,773	124,343	0.0%
*	Trigano SA	39,512	860,768	0.0%
*	UBISOFT Entertainment	459,542	6,508,639	0.2%
	Union Financiere de France BQE SA	16,679	400,613	0.0%
	Valeo SA	17,099	1,894,934	0.1%
*	Valneva SE	114,605	633,422	0.0%
#	Vetoquinol SA	7,362	310,917	0.0%
	Vicat	58,665	4,359,059	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
	Viel et Co.	158,130	$488,696	0.0%
#	Vilmorin & Cie SA	22,432	3,000,218	0.1%
	Virbac SA	17,539	3,748,466	0.1%
#*	Vivalis SA	18,706	107,088	0.0%
*	VM Materiaux SA	6,914	236,847	0.0%
	Vranken-Pommery Monopole SA	18,881	638,947	0.0%
TOTAL FRANCE			434,881,531	13.1%

GERMANY — (13.2%)
*	Aareal Bank AG	423,110	16,788,306	0.5%
	Adler Modemaerkte AG	37,209	510,348	0.0%
*	ADVA Optical Networking SE	189,709	978,832	0.0%
#*	Air Berlin P.L.C.	105,821	240,771	0.0%
*	Aixtron SE	409,853	5,945,830	0.2%
*	Aligna AG	318,087	—	0.0%
	Allgeier SE	26,582	571,168	0.0%
	Amadeus Fire AG	22,923	1,723,485	0.1%
#	Analytik Jena AG	5,992	111,169	0.0%
*	AS Creation Tapeten	7,109	351,407	0.0%
	Aurubis AG	153,470	9,365,062	0.3%
#*	Balda AG	127,634	854,067	0.0%
	Basler AG	1,331	53,239	0.0%
#	Bauer AG	45,945	1,189,612	0.0%
	BayWa AG(5838057)	59,344	3,088,747	0.1%
	BayWa AG(5838068)	124	6,657	0.0%
	Bechtle AG	73,789	5,030,605	0.2%
	Bertrandt AG	24,117	3,682,796	0.1%
	Bijou Brigitte AG	19,079	1,933,113	0.1%
	Bilfinger SE	290	32,575	0.0%
	Biotest AG	20,784	2,231,277	0.1%
*	BKN International AG	33,408	138	0.0%
	Borussia Dortmund GmbH & Co. KGaA	274,295	1,378,336	0.1%
#	CANCOM SE	63,917	2,704,706	0.1%
	Carl Zeiss Meditec AG	102,720	3,429,682	0.1%
	CAT Oil AG	73,663	2,060,604	0.1%
#	Celesio AG	406,712	12,895,576	0.4%
	CENIT AG	37,037	527,545	0.0%
	CENTROTEC Sustainable AG	43,285	1,111,265	0.0%
	Cewe Stiftung & Co. KGAA	22,058	1,299,203	0.0%
#*	Colonia Real Estate AG	16,334	101,170	0.0%
	Comdirect Bank AG	179,407	2,051,727	0.1%
#	CompuGroup Medical AG	60,991	1,552,345	0.1%
*	Constantin Medien AG	351,622	815,969	0.0%
	CropEnergies AG	111,540	918,192	0.0%
	CTS Eventim AG	106,100	5,377,573	0.2%
	DAB Bank AG	130,043	665,110	0.0%
	Data Modul AG	11,455	261,366	0.0%
	DEAG Deutsche Entertainment	2,648	15,362	0.0%
#	Delticom AG	25,992	1,146,522	0.0%
*	Deufol SE	76,487	98,878	0.0%
	Deutsche Beteiligungs AG	29,148	831,439	0.0%
*	Deutsche Wohnen AG(BFLR888)	505,798	9,390,164	0.3%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
#	Deutsche Wohnen AG(B0YZ0Z5)	837,032	$16,162,447	0.5%
*	Deutz AG	440,031	3,938,271	0.1%
*	Dialog Semiconductor P.L.C.	310,004	6,684,511	0.2%
	DIC Asset AG	13,115	120,881	0.0%
	DMG MORI SEIKI AG	308,295	9,838,220	0.3%
	Dr Hoenle AG	21,610	357,053	0.0%
	Draegerwerk AG & Co. KGaA	6,249	663,057	0.0%
	Drillisch AG	228,312	6,625,260	0.2%
	Duerr AG	116,560	10,415,786	0.3%
	Eckert & Ziegler AG	17,884	704,371	0.0%
	Elmos Semiconductor AG	49,157	723,522	0.0%
	ElringKlinger AG	151,212	6,160,192	0.2%
	Erlus AG	2,970	180,698	0.0%
#	Euromicron AG	33,718	666,322	0.0%
#*	Evotec AG	1,165,338	5,895,808	0.2%
	Fielmann AG	36,495	4,273,763	0.1%
#*	First Sensor AG	19,888	226,828	0.0%
#*	Francotyp-Postalia Holding AG Class A	53,729	308,225	0.0%
	Freenet AG	498,012	14,963,252	0.5%
	Fuchs Petrolub SE	96,998	8,265,110	0.3%
*	GAGFAH SA	281,532	4,151,407	0.1%
	Gerresheimer AG	151,437	10,610,419	0.3%
#	Gerry Weber International AG	89,543	3,805,728	0.1%
	Gesco AG	14,980	1,445,973	0.1%
	GFK SE	72,504	4,021,489	0.1%
	GFT Technologies AG	79,714	709,410	0.0%
	Gigaset AG	123,765	167,369	0.0%
	Grammer AG	59,024	2,820,796	0.1%
#	Grenkeleasing AG	32,703	3,063,523	0.1%
*	H&R AG	50,783	607,300	0.0%
	Hamburger Hafen und Logistik AG	84,339	2,065,363	0.1%
#*	Hansa Group AG	146,815	277,716	0.0%
#	Hawesko Holding AG	19,480	1,025,023	0.0%
#*	Heidelberger Druckmaschinen AG	1,168,180	4,153,804	0.1%
#	Highlight Communications AG	98,062	535,776	0.0%
	Homag Group AG	25,484	670,163	0.0%
	Hornbach Baumarkt AG	739	28,436	0.0%
	Indus Holding AG	109,925	4,417,088	0.1%
#	Init Innovation In Traffic Systems AG	9,272	297,614	0.0%
#*	Intershop Communications AG	62,598	125,783	0.0%
	Isra Vision AG	15,060	832,295	0.0%
	Jenoptik AG	223,167	3,797,182	0.1%
*	Joyou AG	18,024	317,758	0.0%
#	K+S AG	46,883	1,444,587	0.1%
*	Kampa AG	7,101	303	0.0%
*	Kloeckner & Co. SE	520,355	7,139,469	0.2%
	Koenig & Bauer AG	25,243	447,854	0.0%
	Kontron AG	247,150	1,773,043	0.1%
#	Krones AG	72,618	6,242,447	0.2%
	KSB AG	3,584	2,366,128	0.1%
#	KUKA AG	130,343	6,117,292	0.2%
	KWS Saat AG	16,490	5,677,559	0.2%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	Leifheit AG	12,500	$531,223	0.0%
	Leoni AG	160,146	11,998,343	0.4%
	LPKF Laser & Electronics AG	102,890	2,631,729	0.1%
*	Manz AG	11,146	952,746	0.0%
#*	MasterFlex SE	19,347	186,143	0.0%
	Maxdata Computer AG	94,120	—	0.0%
*	Mediclin AG	119,554	706,400	0.0%
#*	Medigene AG	23,760	113,303	0.0%
	MLP AG	216,957	1,553,944	0.1%
#	Mobotix AG	13,963	280,320	0.0%
*	Morphosys AG	70,908	5,466,693	0.2%
	MTU Aero Engines Holding AG	35,624	3,500,802	0.1%
#	Muehlbauer Holding AG & Co. KGaA	14,905	402,180	0.0%
#	MVV Energie AG	114,055	3,509,150	0.1%
	Nemetschek AG	24,668	1,711,030	0.1%
#	Nexus AG	42,453	641,146	0.0%
*	Nordex SE	279,193	3,702,447	0.1%
	Norma Group SE	152,537	7,582,989	0.2%
	OHB AG	35,659	862,515	0.0%
*	Osram Licht AG	14,068	794,220	0.0%
#	P&I Personal & Informatik AG	17,863	1,238,332	0.0%
*	Paion AG	27,833	92,978	0.0%
*	Patrizia Immobilien AG	160,052	1,690,307	0.1%
	Pfeiffer Vacuum Technology AG	43,249	5,887,654	0.2%
#	PNE Wind AG	276,366	1,062,548	0.0%
	Progress-Werk Oberkirch AG	7,828	473,158	0.0%
	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	28,155	525,876	0.0%
#	Pulsion Medical Systems SE	6,063	141,032	0.0%
#	Puma SE	7,647	2,473,017	0.1%
#	PVA TePla AG	46,019	161,099	0.0%
	QSC AG	484,191	2,863,122	0.1%
	R Stahl AG	15,459	800,101	0.0%
	Rational AG	9,206	3,053,920	0.1%
	Rheinmetall AG	195,657	12,070,955	0.4%
	Rhoen Klinikum AG	500,406	14,627,376	0.4%
	RIB Software AG	85,906	856,810	0.0%
*	SAF-Holland SA	223,137	3,327,262	0.1%
	Salzgitter AG	192,504	8,209,369	0.3%
	Schaltbau Holding AG	18,487	1,170,528	0.0%
	Sektkellerei Schloss Wachenheim AG	7,479	124,886	0.0%
	SER Systems AG	9,400	—	0.0%
#	SGL Carbon SE	229,387	9,095,094	0.3%
#	SHW AG	12,018	767,922	0.0%
#*	Singulus Technologies AG	236,814	689,394	0.0%
	Sinner AG	1,089	20,800	0.0%
	Sixt SE	81,198	2,616,761	0.1%
	SKW Stahl-Metallurgie Holding AG	28,224	484,464	0.0%
#	SMA Solar Technology AG	51,689	1,637,654	0.1%
#	SMT Scharf AG	18,717	503,333	0.0%
	Softing AG	12,107	240,231	0.0%
	Software AG	315,948	11,069,341	0.3%
*	Solarworld AG	322,590	203,703	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	Stada Arzneimittel AG	298,237	$14,765,675	0.5%
*	Stroeer Media AG	114,489	2,036,776	0.1%
	Surteco SE	973	30,889	0.0%
#*	Suss Microtec AG	92,598	824,777	0.0%
	Symrise AG	155,836	7,189,934	0.2%
	Syzygy AG	30,656	215,298	0.0%
	TAG Immobilien AG	455,809	5,513,315	0.2%
	Takkt AG	126,507	2,348,696	0.1%
#	Technotrans AG	29,535	313,667	0.0%
#	Telegate AG	23,076	200,120	0.0%
*	Tipp24 SE	30,567	2,045,698	0.1%
#*	Tom Tailor Holding AG	93,383	2,122,619	0.1%
#	Tomorrow Focus AG	118,269	707,879	0.0%
#*	TUI AG	682,562	11,260,651	0.3%
	UMS United Medical Systems International AG	3,304	47,255	0.0%
	USU Software AG	3,377	42,727	0.0%
*	VBH Holding AG	9,415	34,020	0.0%
*	Verbio AG	796	1,858	0.0%
	Vossloh AG	37,975	3,793,592	0.1%
	VTG AG	49,169	1,015,459	0.0%
	Wacker Chemie AG	12,207	1,353,237	0.1%
#	Wacker Neuson SE	85,451	1,351,712	0.0%
	Washtec AG	5,625	82,797	0.0%
	Wincor Nixdorf AG	143,454	9,957,715	0.3%
	Wirecard AG	112,653	4,459,064	0.1%
#	XING AG	11,101	1,141,406	0.0%
TOTAL GERMANY			489,814,798	14.7%

GREECE — (0.1%)
	Alfa Alfa Energy S.A.	3,810	—	0.0%
	Alysida S.A.	2,376	—	0.0%
	Atlantic Supermarkets SA	34,730	—	0.0%
	Autohellas SA	17,739	187,160	0.0%
*	Babis Vovos International Construction SA	21,073	—	0.0%
	Balafas S.A.	15,200	—	0.0%
*	Bank of Cyprus P.L.C.	4,342,301	—	0.0%
*	Diagnostic & Therapeutic Center of Athens Hygeia SA	25,538	13,234	0.0%
*	Elektroniki Athinon SA	7,497	4,950	0.0%
	Etma Rayon SA	11,242	—	0.0%
*	Euromedica SA	14,324	7,094	0.0%
*	Folli Follie Group	—	—	0.0%
*	Halcor SA	113,038	128,119	0.0%
	Informatics S.A.	3,778	—	0.0%
	Ipirotiki Software & Publications S.A.	22,110	—	0.0%
	Lan-Net S.A.	12,688	—	0.0%
*	Marfin Investment Group Holdings SA	2,380,237	1,247,008	0.1%
*	National Bank of Greece SA	—	2	0.0%
*	Neorion Holdings SA	14,991	2,578	0.0%
*	Piraeus Bank SA	1	1	0.0%
	Promota Hellas S.A.	8,860	—	0.0%
*	Proton Bank SA	141,214	—	0.0%
*	Sidenor Steel Products Manufacturing Co. SA	79,509	198,216	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GREECE — (Continued)
*	T Bank SA	228,007	$—	0.0%
	Terna Energy SA	—	2	0.0%
	Themeliodomi S.A.	37,422	—	0.0%
	Thessaloniki Port Authority SA	6,465	196,591	0.0%
	Thrace Plastics Co. SA	5,771	9,436	0.0%
*	TT Hellenic Postbank SA	695,353	—	0.0%
TOTAL GREECE			1,994,391	0.1%

IRELAND — (2.0%)
	Aer Lingus Group P.L.C.	752,359	1,327,203	0.0%
	C&C Group P.L.C.(B010DT8)	399,607	2,335,728	0.1%
	C&C Group P.L.C.(B011Y09)	1,033,253	6,030,879	0.2%
	Dragon Oil P.L.C.	953,523	8,968,254	0.3%
	FBD Holdings P.L.C.	125,728	3,069,658	0.1%
	Glanbia P.L.C.(0066950)	700,613	11,069,701	0.3%
	Glanbia P.L.C.(4058629)	56,545	877,687	0.0%
	IFG Group P.L.C.	271,865	658,502	0.0%
*	Independent News & Media P.L.C.	82,765	13,094	0.0%
	Irish Continental Group P.L.C.(3333651)	23,420	804,770	0.0%
	Irish Continental Group P.L.C.(3339455)	19,177	697,822	0.0%
*	Kenmare Resources P.L.C.	4,546,361	1,568,435	0.1%
	Kingspan Group P.L.C.	517,647	9,263,766	0.3%
	Paddy Power P.L.C.(0258810)	175,221	14,954,275	0.5%
	Paddy Power P.L.C.(4828974)	6,799	580,594	0.0%
	Smurfit Kappa Group P.L.C.	554,973	13,619,645	0.4%
TOTAL IRELAND			75,840,013	2.3%

ISRAEL — (2.4%)
#*	Africa Israel Investments, Ltd.	410,076	818,199	0.0%
*	Africa Israel Properties, Ltd.	58,640	923,830	0.0%
	Africa Israel Residences, Ltd.	594	9,927	0.0%
*	Airport City, Ltd.	146,566	1,352,006	0.0%
*	AL-ROV Israel, Ltd.	16,940	661,806	0.0%
	Albaad Massuot Yitzhak, Ltd.	370	7,562	0.0%
*	Allot Communications, Ltd.	42,585	644,099	0.0%
#*	Alon Blue Square Israel, Ltd.	76,012	322,598	0.0%
*	Alrov Properties and Lodgings, Ltd.	12,098	375,178	0.0%
*	Alvarion, Ltd.	—	—	0.0%
	Amot Investments, Ltd.	251,786	769,442	0.0%
*	AudioCodes, Ltd.	159,083	1,134,409	0.0%
	Avgol Industries 1953, Ltd.	420,938	423,367	0.0%
#*	Azorim-Investment Development & Construction Co., Ltd.	380,820	400,514	0.0%
#	Babylon, Ltd.	134,822	314,745	0.0%
	Bayside Land Corp.	2,689	740,569	0.0%
	Big Shopping Centers 2004, Ltd.	5,468	217,187	0.0%
*	Bio-cell, Ltd.	15,003	94,781	0.0%
*	BioLine RX, Ltd.	596,298	169,598	0.0%
	Blue Square Real Estate, Ltd.	3,962	149,999	0.0%
#	Cellcom Israel, Ltd.	196,153	2,695,586	0.1%
*	Ceragon Networks, Ltd.	77,319	226,818	0.0%
#*	Clal Biotechnology Industries, Ltd.	174,162	394,873	0.0%
	Clal Insurance Enterprises Holdings, Ltd.	88,615	1,723,082	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ISRAEL — (Continued)
*	Cohen Development & Industrial Buildings, Ltd.	1,348	$36,482	0.0%
*	Compugen, Ltd.	76,016	667,808	0.0%
	Delek Automotive Systems, Ltd.	145,079	1,570,537	0.1%
#	Delta-Galil Industries, Ltd.	47,407	1,237,493	0.0%
	Direct Insurance Financial Investments, Ltd.	39,020	262,795	0.0%
*	El Al Israel Airlines	77,144	12,459	0.0%
	Elbit Systems, Ltd.	87,191	5,268,606	0.2%
	Electra, Ltd.	7,074	1,049,894	0.0%
*	Elron Electronic Industries, Ltd.	62,094	543,164	0.0%
*	Equital, Ltd.	3,197	49,993	0.0%
*	Evogene, Ltd.	61,494	1,207,214	0.0%
*	EZchip Semiconductor, Ltd.	108,935	2,714,997	0.1%
	First International Bank Of Israel, Ltd.	98,118	1,623,700	0.1%
	FMS Enterprises Migun, Ltd.	10,227	104,898	0.0%
#	Formula Systems 1985, Ltd.	36,549	933,110	0.0%
	Fox Wizel, Ltd.	9,408	273,597	0.0%
	Frutarom Industries, Ltd.	174,875	3,679,072	0.1%
*	Gilat Satellite Networks, Ltd.	100,149	470,552	0.0%
*	Given Imaging, Ltd.	60,209	1,809,670	0.1%
	Golf & Co., Ltd.	74,605	251,436	0.0%
*	Hadera Paper, Ltd.	10,176	465,265	0.0%
	Harel Insurance Investments & Financial Services, Ltd.	469,890	2,743,803	0.1%
#	Industrial Buildings Corp.	347,656	641,112	0.0%
*	Israel Discount Bank, Ltd. Class A	2,861,849	5,463,350	0.2%
	Israel Land Development Co., Ltd. (The)	22,310	93,179	0.0%
	Ituran Location and Control, Ltd.	84,441	1,842,070	0.1%
#*	Jerusalem Oil Exploration	39,888	1,550,848	0.1%
#*	Kamada, Ltd.	120,489	1,762,492	0.1%
	Kerur Holdings, Ltd.	2,133	43,980	0.0%
	Maabarot Products, Ltd.	21,999	254,608	0.0%
	Magic Software Enterprises, Ltd.	51,716	368,348	0.0%
	Matrix IT, Ltd.	182,457	933,638	0.0%
	Maytronics, Ltd.	6,672	14,433	0.0%
#*	Mazor Robotics, Ltd.	105,139	1,018,471	0.0%
	Meitav DS Investments, Ltd.	38,130	132,087	0.0%
	Melisron, Ltd.	52,829	1,437,950	0.1%
	Menorah Mivtachim Holdings, Ltd.	114,147	1,419,925	0.0%
#	Migdal Insurance & Financial Holding, Ltd.	1,213,664	2,137,662	0.1%
	Mivtach Shamir Holdings Ltd	22,367	773,585	0.0%
*	Naphtha Israel Petroleum Corp., Ltd.	152,895	1,055,873	0.0%
*	Neto ME Holdings, Ltd.	5,411	314,479	0.0%
#*	Nitsba Holdings 1995, Ltd.	129,055	1,893,358	0.1%
*	Nova Measuring Instruments, Ltd.	72,188	710,597	0.0%
#*	Oil Refineries, Ltd.	4,941,609	1,590,784	0.1%
	Ormat Industries	293,852	2,014,909	0.1%
	Osem Investments, Ltd.	84,940	2,074,134	0.1%
*	Partner Communications Co., Ltd.	372,802	3,479,311	0.1%
*	Paz Oil Co., Ltd.	20,326	3,320,161	0.1%
*	Perion Network, Ltd.	16,455	202,716	0.0%
	Phoenix Holdings, Ltd. (The)	234,055	869,225	0.0%
	Plasson Industries, Ltd.	12,320	424,458	0.0%
	Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	33,735	1,846,243	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ISRAEL — (Continued)
	Sapiens International Corp. NV	8,619	$66,058	0.0%
#	Shikun & Binui, Ltd.	920,014	2,253,311	0.1%
	Shufersal, Ltd.	381,641	1,470,366	0.1%
*	Space Communication, Ltd.	17,611	287,792	0.0%
	Strauss Group, Ltd.	159,053	3,042,461	0.1%
#*	Tower Semiconductor, Ltd.	96,366	550,582	0.0%
*	Union Bank of Israel	130,630	606,083	0.0%
TOTAL ISRAEL			89,507,359	2.7%

ITALY — (8.4%)
#	A2A SpA	4,407,721	5,158,619	0.2%
#	ACEA SpA	280,731	3,186,115	0.1%
#*	Acotel Group SpA	3,478	94,356	0.0%
	Aeroporto di Firenze SpA	17,390	229,283	0.0%
	Aeroporto di Venezia Marco Polo SpA - SAVE	75,847	1,298,594	0.0%
	Alerion Cleanpower SpA	92,062	415,981	0.0%
	Amplifon SpA	350,657	1,945,841	0.1%
	Ansaldo STS SpA	481,426	5,190,893	0.2%
*	Arnoldo Mondadori Editore SpA	521,400	1,007,829	0.0%
	Ascopiave SpA	194,134	478,075	0.0%
	Astaldi SpA	258,925	2,724,980	0.1%
#	Atlantia SpA	284,714	6,377,554	0.2%
*	Autogrill SpA	492,715	4,161,146	0.1%
	Azimut Holding SpA	491,069	13,398,416	0.4%
#*	Banca Carige SpA	3,160,296	1,932,281	0.1%
#	Banca Finnat Euramerica SpA	637,043	277,167	0.0%
	Banca Generali SpA	218,305	6,755,963	0.2%
	Banca IFIS SpA	102,347	1,819,977	0.1%
#*	Banca Monte dei Paschi di Siena SpA	8,733,630	2,102,010	0.1%
*	Banca Piccolo Credito Valtellinese Scarl	2,045,457	3,844,109	0.1%
*	Banca Popolare dell'Emilia Romagna SC	1,449,109	13,826,922	0.4%
#*	Banca Popolare dell'Etruria e del Lazio	261,735	184,298	0.0%
*	Banca Popolare di Milano Scarl	13,321,904	8,209,550	0.3%
	Banca Popolare di Sondrio Scarl	1,200,453	6,914,650	0.2%
	Banca Profilo SpA	964,900	264,922	0.0%
	Banco di Desio e della Brianza SpA	232,296	698,269	0.0%
*	Banco Popolare	7,192,146	13,773,778	0.4%
*	BasicNet SpA	105,627	337,137	0.0%
*	Beghelli SpA	403,187	235,584	0.0%
*	Biesse SpA	54,004	391,185	0.0%
	Brembo SpA	162,145	4,361,904	0.1%
*	Brioschi Sviluppo Immobiliare SpA	174,780	18,235	0.0%
#	Brunello Cucinelli SpA	68,381	2,430,995	0.1%
#	Buzzi Unicem SpA	320,417	5,767,164	0.2%
	Cairo Communication SpA	113,404	926,278	0.0%
*	Caltagirone Editore SpA	6,277	9,325	0.0%
	Caltagirone SpA	152,307	423,410	0.0%
#*	Carraro SpA	113,633	474,666	0.0%
	Cembre SpA	40,330	500,049	0.0%
	Cementir Holding SpA	336,239	1,930,304	0.1%
*	CIR-Compagnie Industriali Riunite SpA	1,837,842	2,892,527	0.1%
	Credito Bergamasco SpA	129,374	2,885,926	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
	Credito Emiliano SpA	376,390	$3,003,322	0.1%
*	d'Amico International Shipping SA	491,250	435,477	0.0%
#	Danieli & C Officine Meccaniche SpA	58,967	2,013,672	0.1%
	Datalogic SpA	65,558	747,488	0.0%
	Davide Campari-Milano SpA	472,920	3,948,687	0.1%
	De'Longhi SpA	275,556	4,490,121	0.1%
*	DeA Capital SpA	241,155	421,315	0.0%
*	Delclima	238,104	416,796	0.0%
#	DiaSorin SpA	92,848	4,353,908	0.1%
	Ei Towers SpA	39,294	1,804,643	0.1%
	Engineering SpA	20,358	1,215,944	0.0%
	ERG SpA	242,145	3,240,814	0.1%
	Esprinet SpA	124,948	926,448	0.0%
*	Eurotech SpA	122,818	307,456	0.0%
*	Falck Renewables SpA	518,528	924,274	0.0%
*	Fiera Milano SpA	17,131	158,317	0.0%
#*	Finmeccanica SpA	1,838,316	13,953,790	0.4%
#*	Fondiaria-Sai SpA	1,930,203	6,223,651	0.2%
	Gas Plus	14,596	95,332	0.0%
#	Geox SpA	343,770	1,244,875	0.0%
*	Gruppo Editoriale L'Espresso SpA	670,242	1,254,521	0.0%
	Gruppo MutuiOnline SpA	51,809	292,874	0.0%
	Gtech Spa	185,318	5,647,861	0.2%
#	Hera SpA	2,996,036	6,804,242	0.2%
*	IMMSI SpA	743,533	477,814	0.0%
	Impregilo SpA	96,566	649,813	0.0%
	Indesit Co. SpA	185,473	2,445,792	0.1%
	Industria Macchine Automatiche SpA	58,626	2,263,737	0.1%
#*	Intek Group SpA	1,654,192	725,878	0.0%
	Interpump Group SpA	317,190	3,806,773	0.1%
	Iren SpA	2,070,565	3,175,582	0.1%
	Italcementi SpA	308,441	2,636,201	0.1%
*	Italmobiliare SpA	46,873	1,578,482	0.1%
#*	Juventus Football Club SpA	1,587,772	488,330	0.0%
#*	Landi Renzo SpA	203,171	334,505	0.0%
	MARR SpA	157,876	2,620,206	0.1%
*	Mediaset SpA	3,041,414	14,423,670	0.4%
#*	Milano Assicurazioni SpA	2,324,306	2,535,709	0.1%
*	Molecular Medicine SpA	109,512	113,205	0.0%
	Nice SpA	41,141	155,732	0.0%
	Pagnossin SpA	9,000	—	0.0%
	Piaggio & C SpA	736,724	2,441,368	0.1%
#*	Pininfarina SpA	60,985	259,264	0.0%
#*	Poltrona Frau SpA	238,473	776,290	0.0%
#*	Prelios SpA	238,990	189,533	0.0%
*	Prima Industrie SpA	1,958	24,868	0.0%
#	Prysmian SpA	233,881	6,021,747	0.2%
#*	RCS MediaGroup SpA	103,476	187,534	0.0%
	Recordati SpA	408,182	5,877,305	0.2%
	Reply SpA	18,077	1,416,241	0.1%
#*	Retelit SpA	410,894	316,289	0.0%
	Richard-Ginori 1735 SpA	8,489	815	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
	Sabaf SpA	24,109	$428,106	0.0%
	SAES Getters SpA	30,068	288,742	0.0%
*	Safilo Group SpA	149,871	3,491,564	0.1%
#*	Saras SpA	946,607	1,082,429	0.0%
	Servizi Italia SpA	20,842	113,847	0.0%
#*	Snai SpA	113,695	215,114	0.0%
	Societa Cattolica di Assicurazioni S.c.r.l.	197,763	5,329,717	0.2%
#	Societa Iniziative Autostradali e Servizi SpA	244,650	2,433,539	0.1%
#	Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	10,867	522,311	0.0%
	Sogefi SpA	220,168	1,323,816	0.0%
	SOL SpA	166,511	1,294,300	0.0%
*	Sorin SpA	1,208,532	3,449,438	0.1%
	Tamburi Investment Partners SpA	37,478	117,617	0.0%
#*	Tiscali SpA	3,467,783	204,207	0.0%
	Tod's SpA	13,568	2,265,444	0.1%
	Trevi Finanziaria Industriale SpA	154,707	1,338,883	0.0%
	TXT e-solutions SpA	7,671	191,074	0.0%
*	Uni Land SpA	51,835	—	0.0%
	Unione di Banche Italiane SCPA	1,904,008	12,907,806	0.4%
	Unipol Gruppo Finanziario SpA	970,174	5,789,974	0.2%
	Vianini Lavori SpA	175,180	1,249,007	0.0%
	Vittoria Assicurazioni SpA	121,346	1,430,776	0.1%
*	World Duty Free SpA	492,715	6,203,609	0.2%
*	Yoox SpA	183,930	8,246,835	0.3%
	Zignago Vetro SpA	132,100	898,236	0.0%
TOTAL ITALY			310,541,169	9.3%

NETHERLANDS — (5.3%)
	Aalberts Industries NV	480,099	15,324,497	0.5%
	Accell Group	104,121	1,920,384	0.1%
*	AFC Ajax NV	18,134	197,011	0.0%
#*	AMG Advanced Metallurgical Group NV	160,659	1,714,476	0.1%
#	Amsterdam Commodities NV	80,355	1,828,607	0.1%
	APERAM	262,538	4,856,481	0.2%
#	Arcadis NV	300,409	10,594,182	0.3%
	ASM International NV	237,793	7,842,631	0.2%
	Atag Group NV	4,630	—	0.0%
*	Ballast Nedam	8,076	116,530	0.0%
	BE Semiconductor Industries NV	164,367	1,857,715	0.1%
	Beter Bed Holding NV	89,956	2,177,463	0.1%
	BinckBank NV	319,629	3,391,727	0.1%
	Brunel International NV	53,003	3,249,842	0.1%
	Corbion NV	189,684	4,022,982	0.1%
	Delta Lloyd NV	955,431	23,727,004	0.7%
	DOCdata NV	22,463	502,354	0.0%
	Exact Holding NV	65,766	2,129,468	0.1%
*	Grontmij	300,640	1,489,894	0.1%
#	Heijmans NV	100,443	1,452,991	0.0%
	Hunter Douglas NV	8,819	399,278	0.0%
	KAS Bank NV	69,283	929,426	0.0%
	Kendrion NV	44,866	1,473,181	0.0%
#	Koninklijke BAM Groep NV	1,376,686	7,178,446	0.2%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NETHERLANDS — (Continued)
	Koninklijke Ten Cate NV	147,968	$4,665,838	0.1%
	Koninklijke Wessanen NV	405,178	1,584,854	0.1%
#	Macintosh Retail Group NV	53,398	642,171	0.0%
	Nederland Apparatenfabriek	28,810	1,188,897	0.0%
	Nutreco NV	359,256	17,863,786	0.5%
*	Ordina NV	383,600	1,004,943	0.0%
*	PostNL NV	2,402,055	13,732,375	0.4%
*	Roto Smeets Group NV	4,321	30,519	0.0%
#*	Royal Imtech NV	349,305	1,025,780	0.0%
*	SBM Offshore NV	962,257	19,605,506	0.6%
	Sligro Food Group NV	105,430	4,092,842	0.1%
#	SNS REAAL NV	705,718	—	0.0%
	Telegraaf Media Groep NV	175,800	2,204,050	0.1%
	TKH Group NV	184,381	6,444,863	0.2%
	TNT Express NV	573,570	5,335,028	0.2%
*	TomTom NV	562,433	3,992,291	0.1%
	Unit4 NV	143,180	7,556,676	0.2%
	USG People NV	389,997	5,202,532	0.2%
*	Van Lanschot NV	4,807	118,495	0.0%
TOTAL NETHERLANDS			194,668,016	5.9%

NORWAY — (3.3%)
	ABG Sundal Collier Holding ASA	1,226,782	1,090,181	0.0%
#	AF Gruppen ASA	2,718	30,350	0.0%
*	Agasti Holding ASA	227,087	69,739	0.0%
	Aker ASA Class A	1,221	44,760	0.0%
#*	Algeta ASA	148,632	8,805,778	0.3%
#*	American Shipping ASA	53,707	364,675	0.0%
*	Archer, Ltd.	929,742	765,989	0.0%
	Arendals Fossekompani A.S.	90	23,720	0.0%
	Atea ASA	312,408	3,080,982	0.1%
	Austevoll Seafood ASA	364,953	2,141,641	0.1%
	Bakkafrost P/F	127,152	1,997,279	0.1%
#*	Bionor Pharma ASA	529,166	234,199	0.0%
	Bonheur ASA	68,100	1,446,150	0.0%
	BW Offshore, Ltd.	1,547,023	1,851,905	0.1%
*	BWG Homes ASA	346,255	657,143	0.0%
#	Cermaq ASA	285,677	5,084,505	0.2%
*	Deep Sea Supply PLC	373,810	707,730	0.0%
#*	Det Norske Oljeselskap ASA	234,729	2,583,910	0.1%
#*	DNO International ASA	3,792,519	15,178,642	0.5%
*	DOF ASA	203,869	1,069,030	0.0%
#*	Dolphin Group A.S.	313,897	243,427	0.0%
	Ekornes ASA	112,551	1,522,315	0.1%
#*	Electromagnetic GeoServices A.S.	566,149	736,733	0.0%
#	Eltek ASA	1,292,456	1,516,123	0.0%
	Evry ASA	267,383	438,596	0.0%
	Farstad Shipping ASA	65,666	1,444,124	0.0%
#*	Frontline, Ltd.	256,692	998,969	0.0%
	Ganger Rolf ASA	58,809	1,237,220	0.0%
	Golden Ocean Group Ltd.	1,246,862	3,002,300	0.1%
*	Grieg Seafood ASA	154,146	624,176	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NORWAY — (Continued)
*	Havila Shipping ASA	22,400	$119,763	0.0%
	Hexagon Composites ASA	219,760	1,173,217	0.0%
*	Hoegh LNG Holdings Ltd	135,422	1,070,244	0.0%
*	Hurtigruten ASA	915,208	523,828	0.0%
*	InterOil Exploration and Production ASA	894,130	292,527	0.0%
*	Kongsberg Automotive Holding ASA	1,953,294	1,867,228	0.1%
	Kongsberg Gruppen A.S.	673	14,144	0.0%
#	Kvaerner ASA	807,447	1,535,551	0.1%
	Leroey Seafood Group ASA	83,018	2,432,369	0.1%
#*	Nordic Semiconductor ASA	580,280	2,652,264	0.1%
*	Norske Skogindustrier ASA	660,997	517,892	0.0%
	Northern Offshore, Ltd.	350,656	546,798	0.0%
#*	Norwegian Air Shuttle A.S.	130,053	4,053,852	0.1%
#*	Norwegian Energy Co. A.S.	244,040	8,049	0.0%
#*	Odfjell SE Class A	138,810	939,254	0.0%
	Olav Thon Eiendomsselskap ASA	12,852	2,262,671	0.1%
	Opera Software ASA	357,143	4,895,959	0.2%
#*	Panoro Energy ASA	1,045,821	528,081	0.0%
*	PhotoCure ASA	52,582	222,985	0.0%
	Prosafe SE	781,319	6,044,586	0.2%
*	Q-Free ASA	143,444	332,298	0.0%
*	REC Silicon ASA	8,331,075	3,378,466	0.1%
*	REC Solar ASA	138,239	1,914,510	0.1%
*	Salmar ASA	85,617	1,046,442	0.0%
*	Sevan Drilling A.S.	1,103,557	901,518	0.0%
*	Sevan Marine ASA	129,032	533,249	0.0%
*	Siem Offshore, Inc.	606,183	965,459	0.0%
	Solstad Offshore ASA	64,100	1,273,106	0.0%
#*	Songa Offshore	845,806	433,310	0.0%
	SpareBank 1 SMN	232,152	2,110,144	0.1%
	SpareBank 1 SR Bank ASA	153,761	1,530,697	0.1%
	Stolt-Nielsen, Ltd.	76,316	2,104,137	0.1%
*	Storebrand ASA	319,415	2,002,285	0.1%
	Tomra Systems ASA	669,803	6,239,400	0.2%
	TTS Group ASA	180,762	184,590	0.0%
	Veidekke ASA	336,593	2,708,905	0.1%
	Veripos, Inc.	43,838	269,944	0.0%
	Wilh Wilhelmsen ASA	138,972	1,300,765	0.0%
	Wilh Wilhelmsen Holding ASA Class A	65,996	2,200,516	0.1%
TOTAL NORWAY			122,123,294	3.7%

PORTUGAL — (1.7%)
	Altri SGPS SA	597,102	1,839,535	0.1%
#*	Banco BPI SA	2,123,556	3,552,397	0.1%
*	Banco Comercial Portugues SA	44,364,120	10,176,485	0.3%
*	Banco Espirito Santo SA	5,775,466	8,248,085	0.2%
	Corticeira Amorim SGPS SA	207,426	630,560	0.0%
*	EDP Renovaveis SA	366,811	1,948,395	0.1%
	Ibersol SGPS SA	20,401	174,036	0.0%
*	Impresa SGPS SA	187,798	282,447	0.0%
	Mota-Engil SGPS SA	363,210	2,162,014	0.1%
#	Novabase SGPS SA	65,729	235,903	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
PORTUGAL — (Continued)
	Portucel SA	895,166	$3,583,432	0.1%
#	Portugal Telecom SGPS SA	1,886,010	8,210,581	0.2%
#	REN - Redes Energeticas Nacionais SGPS SA	914,989	2,816,261	0.1%
	Semapa-Sociedade de Investimento e Gestao	315,847	3,537,769	0.1%
	Sonae	4,329,208	6,256,886	0.2%
#*	Sonae Industria SGPS SA	443,755	343,515	0.0%
	Sonaecom - SGPS SA	571,867	2,024,402	0.1%
*	Sumol + Compal SA	67,967	101,074	0.0%
	Teixeira Duarte SA	734,737	896,380	0.0%
#	ZON OPTIMUS SGPS SA	784,218	5,830,138	0.2%
TOTAL PORTUGAL			62,850,295	1.9%

SPAIN — (5.5%)
#	Abengoa SA	199,714	664,497	0.0%
	Abengoa SA Class B	883,512	2,647,107	0.1%
#	Acciona SA	96,328	5,548,975	0.2%
#	Acerinox SA	460,110	5,862,138	0.2%
	Adveo Group International SA	49,300	1,016,668	0.0%
#	Almirall SA	253,128	4,125,324	0.1%
	Atresmedia Corp de Medios de Comunicaion SA	312,481	5,177,791	0.2%
*	Azkoyen SA	61,293	177,450	0.0%
	Bankinter SA	2,085,446	14,330,444	0.4%
*	Baron de Ley	13,910	1,127,537	0.0%
#	Bolsas y Mercados Espanoles SA	339,789	12,936,955	0.4%
#*	Caja de Ahorros del Mediterraneo	116,412	—	0.0%
*	Campofrio Food Group SA	107,600	1,022,500	0.0%
#*	Cementos Portland Valderrivas SA	53,170	406,853	0.0%
	Cie Automotive SA	141,536	1,556,976	0.1%
#*	Codere SA	91,938	87,058	0.0%
	Construcciones y Auxiliar de Ferrocarriles SA	7,857	4,155,082	0.1%
*	Deoleo SA	2,677,780	1,731,653	0.1%
	Dinamia Capital Privado Sociedad de Capital Riesgo SA	20,438	196,873	0.0%
#	Duro Felguera SA	251,747	1,697,410	0.1%
	Ebro Foods SA	378,733	8,878,714	0.3%
#	Elecnor SA	198,254	3,049,207	0.1%
	Ence Energia y Celulosa SA	962,189	3,610,790	0.1%
#*	Ercros SA	483,625	316,688	0.0%
	Faes Farma SA	1,136,955	4,141,390	0.1%
#	Fluidra SA	100,304	375,001	0.0%
#*	Fomento de Construcciones y Contratas SA	217,082	4,842,161	0.2%
*	Gamesa Corp. Tecnologica SA	1,113,758	11,628,727	0.4%
	Grupo Catalana Occidente SA	201,217	7,213,240	0.2%
#*	Grupo Ezentis SA	498,747	1,058,898	0.0%
	Iberpapel Gestion SA	26,401	548,925	0.0%
	Indra Sistemas SA	480,367	8,041,272	0.3%
#*	Inmobiliaria Colonial SA	108,920	157,251	0.0%
*	Inmobiliaria del Sur SA	2,902	60,564	0.0%
#*	Jazztel P.L.C.	1,040,228	11,146,149	0.3%
	Laboratorios Farmaceuticos Rovi SA	70,934	973,525	0.0%
*	Mediaset Espana Comunicacion SA	793,096	9,163,075	0.3%
#	Melia Hotels International SA	232,123	2,982,655	0.1%
	Miquel y Costas & Miquel SA	37,628	1,577,644	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SPAIN — (Continued)
*	Natra SA	144,865	$441,255	0.0%
*	NH Hoteles SA	542,107	3,198,869	0.1%
#	Obrascon Huarte Lain SA	193,959	7,869,115	0.2%
	Papeles y Cartones de Europa SA	232,611	1,231,631	0.0%
*	Pescanova SA	68,547	—	0.0%
#	Prim SA	39,424	310,521	0.0%
#*	Promotora de Informaciones SA Class A	1,863,188	1,025,469	0.0%
#	Prosegur Cia de Seguridad SA	875,740	6,010,220	0.2%
#*	Quabit Inmobiliaria SA	257,816	41,892	0.0%
#*	Realia Business SA	408,451	467,426	0.0%
*	Sacyr SA	1,283,635	6,668,757	0.2%
*	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA	75,494	20,356	0.0%
#*	Solaria Energia y Medio Ambiente SA	98,171	103,446	0.0%
#	Tecnicas Reunidas SA	137,591	7,478,357	0.2%
*	Telecomunicaciones y Energia	146,125	243,295	0.0%
#	Tubacex SA	520,966	2,074,336	0.1%
	Tubos Reunidos SA	495,225	1,206,524	0.0%
	Vidrala SA	77,869	4,005,629	0.1%
	Viscofan SA	213,526	12,150,240	0.4%
*	Vocento SA	217,205	450,699	0.0%
*	Zeltia SA	865,762	2,757,137	0.1%
TOTAL SPAIN			201,990,341	6.1%

SWEDEN — (9.3%)
	AarhusKarlshamn AB	113,810	7,289,407	0.2%
	Acando AB	282,290	582,801	0.0%
#*	Active Biotech AB	20,884	226,091	0.0%
	AddNode Group AB	22,737	137,479	0.0%
	AddTech AB Class B	262,290	4,293,000	0.1%
	AF AB Class B	138,545	4,846,976	0.2%
*	Arise AB	32,240	106,784	0.0%
	Atrium Ljungberg AB Class B	31,990	437,586	0.0%
	Avanza Bank Holding AB	66,173	2,147,853	0.1%
#	Axfood AB	94,702	4,753,284	0.2%
#	Axis Communications AB	192,280	6,686,715	0.2%
	B&B Tools AB Class B	104,242	1,910,059	0.1%
#*	BE Group AB	215,340	396,288	0.0%
	Beijer AB G&L Class B	64,437	1,402,154	0.0%
	Beijer Alma AB	89,318	2,458,718	0.1%
	Beijer Electronics AB	55,826	584,384	0.0%
	Betsson AB	152,884	4,852,101	0.2%
	Bilia AB Class A	113,425	2,896,970	0.1%
#	BillerudKorsnas AB	689,767	8,722,707	0.3%
	BioGaia AB Class B	61,692	2,428,028	0.1%
	Biotage AB	189,388	294,637	0.0%
#	Bjoern Borg AB	86,437	407,347	0.0%
	Boras Waefveri AB Series B	6,564	—	0.0%
	Bure Equity AB	326,825	1,321,029	0.0%
	Byggmax Group AB	157,202	1,187,213	0.0%
	Castellum AB	752,681	11,719,435	0.4%
	Catena AB	56,202	877,183	0.0%
	Cavotec SA	16,457	80,492	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
*	CDON Group AB	28,799	$141,907	0.0%
	Cision AB	14,615	77,727	0.0%
#	Clas Ohlson AB Class B	177,149	3,324,216	0.1%
#*	Cloetta AB Class B	315,338	953,234	0.0%
	Concentric AB	202,603	2,291,794	0.1%
	Concordia Maritime AB Class B	78,854	143,542	0.0%
	Connecta AB	40,724	240,161	0.0%
	Corem Property Group AB Class B	1,868	5,828	0.0%
*	CyberCom Group AB	359,638	135,906	0.0%
	Dios Fastigheter AB	171,208	1,214,286	0.0%
	Doro AB	94,731	648,947	0.0%
	Duni AB	160,364	2,078,322	0.1%
#*	East Capital Explorer AB	47,726	462,993	0.0%
#	Enea AB	63,008	532,007	0.0%
*	Eniro AB	434,260	3,353,729	0.1%
	Fabege AB	590,552	7,054,451	0.2%
	Fagerhult AB	18,323	640,709	0.0%
*	Fastighets AB Balder	279,717	2,873,409	0.1%
	Fenix Outdoor AB	7,406	329,212	0.0%
	FinnvedenBulten AB	45,233	353,838	0.0%
	Gunnebo AB	206,334	1,284,806	0.0%
	Haldex AB	226,180	2,111,748	0.1%
	Heba Fastighets AB Class B	43,722	509,179	0.0%
	Hexpol AB	115,947	8,692,797	0.3%
#	HIQ International AB	254,170	1,565,933	0.1%
	HMS Networks AB	7,040	149,539	0.0%
	Holmen AB Class B	273,916	9,964,200	0.3%
	Hufvudstaden AB Class A	189,483	2,538,062	0.1%
	Husqvarna AB Class A	37,223	222,348	0.0%
#	Husqvarna AB Class B	1,703,432	10,257,078	0.3%
*	ICA Gruppen AB	78,670	2,460,641	0.1%
	Industrial & Financial Systems Class B	89,522	2,149,312	0.1%
	Indutrade AB	65,805	2,749,444	0.1%
	Intrum Justitia AB	342,616	9,591,043	0.3%
	JM AB	372,482	10,523,871	0.3%
*	KappAhl AB	277,470	1,634,650	0.1%
#*	Karolinska Development AB Class B	68,925	331,189	0.0%
	Klovern AB	387,861	1,718,460	0.1%
	KNOW IT AB	75,523	674,906	0.0%
	Kungsleden AB	697,243	4,677,849	0.1%
	Lagercrantz AB Class B	77,708	1,412,500	0.0%
*	Lindab International AB	330,563	3,260,796	0.1%
	Loomis AB Class B	318,925	7,562,570	0.2%
	Meda AB Class A	976,572	12,402,074	0.4%
#*	Medivir AB Class B	157,903	2,079,831	0.1%
#	Mekonomen AB	96,226	2,962,727	0.1%
#*	Micronic Mydata AB	390,070	753,221	0.0%
	Modern Times Group AB Class B	248,096	12,861,186	0.4%
	MQ Holding AB	73,945	265,174	0.0%
	NCC AB Class A	24,456	798,396	0.0%
	NCC AB Class B	373,389	12,194,917	0.4%
	Nederman Holding AB	3,680	108,728	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
	Net Entertainment NE AB Class B	144,774	$3,058,773	0.1%
*	Net Insight AB Class B	1,189,130	264,802	0.0%
	New Wave Group AB Class B	205,564	1,049,862	0.0%
#	Nibe Industrier AB Class B	353,986	7,980,712	0.2%
	Nobia AB	666,139	5,641,350	0.2%
	Nolato AB Class B	95,953	2,188,839	0.1%
	Nordnet AB Class B	401,993	1,624,954	0.1%
	OEM International AB Class B	45,688	630,406	0.0%
*	Orexo AB	23,599	600,691	0.0%
#	Oriflame Cosmetics SA	117,418	3,609,841	0.1%
#*	PA Resources AB	35,211	48,924	0.0%
	Peab AB	752,981	4,610,048	0.1%
#	Pricer AB Class B	452,718	460,516	0.0%
	Proact IT Group AB	41,297	520,040	0.0%
	Probi AB	28,553	175,479	0.0%
	Proffice AB Class B	262,115	1,073,180	0.0%
	Ratos AB Class B	880,217	7,960,006	0.2%
*	RaySearch Laboratories AB	51,608	220,379	0.0%
	ReadSoft AB Class B	87,941	270,240	0.0%
*	Rezidor Hotel Group AB	346,925	2,161,382	0.1%
#*	rnb Retail and Brands AB	48,828	101,220	0.0%
	Saab AB Class B	256,897	6,891,425	0.2%
	Sagax AB Class B	46,219	173,521	0.0%
#*	SAS AB	643,871	1,648,532	0.1%
	Sectra AB	34,851	416,460	0.0%
	Securitas AB Class B	938,366	9,984,594	0.3%
	Semcon AB	85,074	799,371	0.0%
#	SkiStar AB	97,008	1,194,269	0.0%
#	SSAB AB Class A	834,811	6,413,066	0.2%
	SSAB AB Class B	352,706	2,279,985	0.1%
#	Sweco AB Class B	184,680	3,037,349	0.1%
*	Swedish Orphan Biovitrum AB	612,905	6,358,698	0.2%
	Swedol AB Class B	29,796	99,031	0.0%
	Systemair AB	28,435	590,423	0.0%
#*	TradeDoubler AB	202,211	588,325	0.0%
*	Transcom WorldWide SA	1,151,012	222,523	0.0%
#	Transmode AB	57,443	1,021,367	0.0%
	Trelleborg AB Class B	380,519	7,577,780	0.2%
*	Tribona AB	59,979	366,360	0.0%
	Unibet Group P.L.C.	135,490	6,560,035	0.2%
	Uniflex AB	12,408	69,512	0.0%
	VBG Group AB Class B	137	2,687	0.0%
	Vitrolife AB	60,303	885,188	0.0%
	Wallenstam AB Class B	399,066	6,035,268	0.2%
	Wihlborgs Fastigheter AB	289,738	5,196,383	0.2%
TOTAL SWEDEN			343,035,910	10.3%

SWITZERLAND — (11.4%)
*	Advanced Digital Broadcast Holdings SA	2,179	38,032	0.0%
*	AFG Arbonia-Forster Holding AG	79,104	2,789,505	0.1%
	Allreal Holding AG	51,373	7,117,691	0.2%
	Alpiq Holding AG	4,430	608,755	0.0%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
	ALSO Holding AG	16,195	$900,685	0.0%
	ams AG	38,474	4,649,376	0.1%
	APG SGA SA	7,190	2,009,669	0.1%
	Ascom Holding AG	160,822	2,708,100	0.1%
	Autoneum Holding AG	16,853	2,586,532	0.1%
#	Bachem Holding AG Class B	24,136	1,309,637	0.0%
	Bank Coop AG	31,671	1,599,910	0.1%
	Banque Cantonale de Geneve	4,098	1,036,694	0.0%
	Banque Cantonale du Jura	4,442	315,684	0.0%
	Banque Cantonale Vaudoise	3,781	2,067,219	0.1%
	Banque Privee Edmond de Rothschild SA	157	2,528,274	0.1%
	Basilea Pharmaceutica	9,521	1,129,655	0.0%
	Basler Kantonalbank	4,757	386,674	0.0%
	Belimo Holding AG	1,887	5,206,894	0.2%
	Bell AG	363	945,302	0.0%
	Bellevue Group AG	28,459	431,535	0.0%
#	Berner Kantonalbank AG	23,232	5,370,876	0.2%
	BKW AG	39,384	1,266,808	0.0%
*	Bobst Group SA	45,114	1,532,290	0.1%
	Bossard Holding AG	14,138	3,280,630	0.1%
	Bucher Industries AG	33,342	9,688,817	0.3%
	Burckhardt Compression Holding AG	8,428	3,702,072	0.1%
	Burkhalter Holding AG	15,039	1,292,683	0.0%
	Calida Holding AG	11,926	375,201	0.0%
	Carlo Gavazzi Holding AG	1,334	315,081	0.0%
	Cham Paper Holding AG	1,836	460,768	0.0%
*	Charles Voegele Holding AG	38,302	467,814	0.0%
	Cicor Technologies	5,893	227,351	0.0%
	Cie Financiere Tradition SA	9,139	497,690	0.0%
	Clariant AG	597,674	10,939,259	0.3%
	Coltene Holding AG	16,093	827,870	0.0%
	Conzzeta AG	1,345	3,133,120	0.1%
*	Cosmo Pharmaceuticals SpA	1,287	122,660	0.0%
	Daetwyler Holding AG	29,754	4,120,820	0.1%
	DKSH Holding AG	11,453	891,017	0.0%
*	Dufry AG	73,187	12,857,446	0.4%
#	EFG International AG	242,627	3,475,582	0.1%
*	Elma Electronic AG	294	131,609	0.0%
	Emmi AG	13,244	4,057,694	0.1%
	Energiedienst Holding AG	71,249	2,352,671	0.1%
*	Evolva Holding SA	154,124	170,879	0.0%
	Flughafen Zuerich AG	18,960	11,086,372	0.3%
	Forbo Holding AG	6,983	5,970,601	0.2%
	Galenica AG	20,798	20,937,330	0.6%
	GAM Holding AG	806,220	15,697,420	0.5%
*	Gategroup Holding AG	118,415	3,207,895	0.1%
	Georg Fischer AG	18,366	12,930,272	0.4%
	Gurit Holding AG	1,837	928,837	0.0%
	Helvetia Holding AG	27,336	13,723,169	0.4%
	Huber & Suhner AG	50,241	2,642,895	0.1%
	Implenia AG	65,242	4,765,826	0.1%
	Inficon Holding AG	8,083	3,122,066	0.1%

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
	Interroll Holding AG	2,488	$1,366,550	0.0%
	Intershop Holdings	5,592	2,099,698	0.1%
	Jungfraubahn Holding AG	3,095	226,898	0.0%
	Kaba Holding AG Class B	12,166	5,910,301	0.2%
	Kardex AG	28,973	1,275,774	0.0%
	Komax Holding AG	15,293	2,320,135	0.1%
	Kudelski SA	201,663	3,082,694	0.1%
	Kuoni Reisen Holding AG	15,477	6,982,099	0.2%
	LEM Holding SA	3,667	2,869,061	0.1%
	Liechtensteinische Landesbank AG	19,985	827,885	0.0%
*	LifeWatch AG	27,517	233,444	0.0%
	Logitech International SA	693,935	9,551,653	0.3%
	Lonza Group AG	255,221	24,254,443	0.7%
#	Luzerner Kantonalbank AG	17,399	6,686,275	0.2%
	MCH Group AG	1,404	93,892	0.0%
	Metall Zug AG	701	1,865,104	0.1%
#*	Meyer Burger Technology AG	408,473	4,881,300	0.2%
	Micronas Semiconductor Holding AG	155,041	1,220,946	0.0%
	Mobilezone Holding AG	142,129	1,500,745	0.0%
	Mobimo Holding AG	26,956	5,633,109	0.2%
	Nobel Biocare Holding AG	535,961	8,392,212	0.3%
	OC Oerlikon Corp. AG	858,856	12,866,100	0.4%
*	Orascom Development Holding AG	33,699	549,762	0.0%
#*	Orell Fuessli Holding AG	5,198	522,299	0.0%
	Orior AG	21,628	1,260,323	0.0%
	Panalpina Welttransport Holding AG	30,472	5,108,687	0.2%
	Parco Industriale e Immobiliare SA	600	—	0.0%
	Phoenix Mecano AG	3,100	1,893,981	0.1%
	PSP Swiss Property AG	148,327	12,569,258	0.4%
	PubliGroupe AG	8,975	901,387	0.0%
	Rieter Holding AG	16,400	3,870,515	0.1%
	Romande Energie Holding SA	2,714	3,244,430	0.1%
	Schaffner Holding AG	2,396	708,358	0.0%
*	Schmolz + Bickenbach AG	2,540,584	3,153,061	0.1%
	Schweiter Technologies AG	4,466	3,400,710	0.1%
	Schweizerische National-Versicherungs-Gesellschaft AG	59,799	4,314,283	0.1%
	Siegfried Holding AG	16,598	3,009,959	0.1%
	St Galler Kantonalbank AG	10,381	4,045,718	0.1%
	Straumann Holding AG	15,085	2,830,135	0.1%
	Swiss Life Holding AG	53,749	11,174,398	0.3%
#	Swisslog Holding AG	1,022,294	1,310,336	0.0%
	Swissquote Group Holding SA	47,450	2,083,988	0.1%
	Tamedia AG	14,891	1,799,512	0.1%
	Tecan Group AG	21,084	2,502,150	0.1%
	Temenos Group AG	213,375	6,034,556	0.2%
#*	Tornos Holding AG	38,028	197,019	0.0%
	U-Blox AG	27,034	2,915,127	0.1%
	Valartis Group AG	936	18,599	0.0%
	Valiant Holding AG	64,441	5,766,808	0.2%
	Valora Holding AG	14,281	3,993,204	0.1%
	Vaudoise Assurances Holding SA Class B	4,108	1,762,411	0.1%
	Verwaltungs- und Privat-Bank AG	16,905	1,843,417	0.1%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
Vetropack Holding AG	877	$1,792,186	0.1%
#* Von Roll Holding AG	233,256	364,070	0.0%
Vontobel Holding AG	121,104	5,016,227	0.2%
Walliser Kantonalbank	1,440	1,215,438	0.0%
Walter Meier AG	23,690	1,534,711	0.1%
Ypsomed Holding AG	3,079	225,093	0.0%
# Zehnder Group AG	45,677	2,104,901	0.1%
* Zueblin Immobilien Holding AG	261,040	549,275	0.0%
Zug Estates Holding AG	481	626,993	0.0%
Zuger Kantonalbank AG	627	3,102,677	0.1%
TOTAL SWITZERLAND		420,393,494	12.7%

UNITED KINGDOM — (0.0%)
Grafton Group P.L.C.	132,779	1,425,127	0.0%
TOTAL COMMON STOCKS		3,309,752,181	99.7%

RIGHTS/WARRANTS — (0.0%)

AUSTRIA — (0.0%)
* Intercell AG Rights 05/16/13	254,689	—	0.0%
GERMANY — (0.0%)
* Paion AG Rights 01/09/14	27,833	2,872	0.0%
ISRAEL — (0.0%)
* Tower Semiconductor, Ltd. Warrants 06/27/17	1	1	0.0%
ITALY — (0.0%)
#* Seat Pagine Gialle SpA Warrants 08/31/14	2,988,837	—	0.0%
NORWAY — (0.0%)
* American Shipping Co. Rights 01/15/14	17,272	31,325	0.0%
* Norwegian Energy Co. Rights 01/13/14	6,323,718	—	0.0%
TOTAL NORWAY		31,325	0.0%

SPAIN — (0.0%)
* Faes Farma SA Rights 01/10/14	1,136,955	65,692	0.0%
TOTAL RIGHTS/WARRANTS		99,890	0.0%

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (10.4%)
§@ DFA Short Term Investment Fund	33,102,852	383,000,000	11.5%
@ Repurchase Agreement, Deutsche Bank Securities, Inc.
0.03%, 01/02/14 (Collateralized by $44,206
U.S. Treasury Note 1.625%, 08/15/22,
valued at $40,525) to be repurchased at $39,730	$40	39,730	0.0%
TOTAL SECURITIES LENDING COLLATERAL		383,039,730	11.5%

TOTAL INVESTMENTS — (100.0%) (Cost $2,769,287,403)^		$3,692,891,801	111.2%
____________________

^       The cost for federal income tax purposes is $2,775,791,203.

The Continental Small Company Series
continued

Summary of the Series' investments as of December 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$81,454,565	—	$81,454,565
Belgium	$3,080,645	100,134,601	—	103,215,246
Denmark	55,933	162,141,670	—	162,197,603
Finland	—	213,819,029	—	213,819,029
France	—	434,881,531	—	434,881,531
Germany	10,096,867	479,717,931	—	489,814,798
Greece	—	1,994,391	—	1,994,391
Ireland	13,094	75,826,919	—	75,840,013
Israel	—	89,507,359	—	89,507,359
Italy	—	310,541,169	—	310,541,169
Netherlands	—	194,668,016	—	194,668,016
Norway	1,914,510	120,208,784	—	122,123,294
Portugal	—	62,850,295	—	62,850,295
Spain	—	201,990,341	—	201,990,341
Sweden	—	343,035,910	—	343,035,910
Switzerland	—	420,393,494	—	420,393,494
United Kingdom	—	1,425,127	—	1,425,127
Rights/Warrants
Austria	—	—	—	—
Germany	—	2,872	—	2,872
Israel	—	1	—	1
Italy	—	—	—	—
Norway	—	31,325	—	31,325
Spain	—	65,692	—	65,692
Securities Lending Collateral	—	383,039,730	—	383,039,730
TOTAL	$15,161,049	$3,677,730,752	—	$3,692,891,801

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2013
(Unaudited)

		Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (76.1%)
Consumer Discretionary — (7.9%)
	AutoCanada, Inc.	46,567	$2,011,729	0.3%
*	Bauer Performance Sports, Ltd.	37,131	495,313	0.1%
#	BMTC Group, Inc. Class A	17,481	220,518	0.0%
*	Brookfield Residential Properties, Inc.	22,148	536,264	0.1%
#	Cineplex, Inc.	271,135	11,246,136	1.5%
#*	Coastal Contacts, Inc.	95,324	786,099	0.1%
	Cogeco Cable, Inc.	70,987	3,206,360	0.4%
#	Cogeco, Inc.	11,652	537,270	0.1%
#	Corus Entertainment, Inc. Class B	369,716	8,951,843	1.2%
#	DHX Media, Ltd.	167,978	885,551	0.1%
	Dorel Industries, Inc. Class B	126,820	4,830,442	0.6%
	easyhome, Ltd.	3,600	58,630	0.0%
	Gamehost, Inc.	17,488	245,137	0.0%
	Glacier Media, Inc.	137,300	174,493	0.0%
#	Glentel, Inc.	66,991	895,526	0.1%
*	Great Canadian Gaming Corp.	302,800	4,173,210	0.6%
#*	Imax Corp.	211,609	6,223,267	0.8%
	Indigo Books & Music, Inc.	2,302	18,074	0.0%
*	Le Chateau, Inc. Class A	59,800	189,153	0.0%
	Leon's Furniture, Ltd.	143,275	1,892,350	0.3%
	Linamar Corp.	269,606	11,215,711	1.5%
#	Martinrea International, Inc.	461,356	3,387,693	0.4%
*	MEGA Brands, Inc.	66,043	945,647	0.1%
#*	Mood Media Corp.	231,874	181,177	0.0%
	MTY Food Group, Inc.	8,996	290,311	0.0%
	Reitmans Canada, Ltd.	15,456	98,214	0.0%
	Reitmans Canada, Ltd. Class A	237,386	1,519,628	0.2%
#	RONA, Inc.	681,945	8,480,578	1.1%
	Sears Canada, Inc.	21,222	259,719	0.0%
	Torstar Corp. Class B	263,614	1,451,769	0.2%
*	TVA Group, Inc. Class B	7,000	62,603	0.0%
	Uni-Select, Inc.	71,572	1,935,762	0.3%
#	Whistler Blackcomb Holdings, Inc.	71,316	1,116,484	0.2%
Total Consumer Discretionary			78,522,661	10.3%

Consumer Staples — (3.3%)
#	Alliance Grain Traders, Inc.	75,204	1,166,733	0.2%
	Andrew Peller, Ltd. Class A	3,400	44,523	0.0%
*	Atrium Innovations, Inc.	132,616	3,033,720	0.4%
	Canada Bread Co., Ltd.	8,042	522,380	0.1%
#	Colabor Group, Inc.	91,451	405,492	0.1%
	Corby Spirit and Wine, Ltd.	70,235	1,342,217	0.2%
	Cott Corp.	499,623	4,021,442	0.5%
	High Liner Foods, Inc.	8,697	391,682	0.1%
#	Liquor Stores N.A., Ltd.	106,130	1,405,742	0.2%
#	Maple Leaf Foods, Inc.	500,264	7,907,209	1.0%
	North West Co., Inc. (The)	232,610	5,636,509	0.7%
#	Premium Brands Holdings Corp.	88,843	1,896,042	0.2%
#	Rogers Sugar, Inc.	367,159	1,863,014	0.2%

The Canadian Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Consumer Staples — (Continued)
*	SunOpta, Inc.	265,791	$2,657,284	0.3%
Total Consumer Staples			32,293,989	4.2%

Energy — (20.1%)
*	Advantage Oil & Gas, Ltd.	1,098,231	4,766,152	0.6%
#	Akita Drilling, Ltd. Class A	42,000	624,316	0.1%
#*	Alvopetro Energy, Ltd.	401,858	465,319	0.1%
*	Anderson Energy, Ltd.	303,004	41,361	0.0%
*	Antrim Energy, Inc.	271,991	15,363	0.0%
	Arsenal Energy, Inc.	54,565	261,974	0.0%
#*	Artek Exploration, Ltd.	25,700	86,130	0.0%
#*	Athabasca Oil Corp.	187,200	1,141,968	0.2%
*	Bankers Petroleum, Ltd.	1,277,846	5,256,942	0.7%
*	Bellatrix Exploration, Ltd.	786,371	5,781,650	0.8%
#*	Birchcliff Energy, Ltd.	441,234	3,019,789	0.4%
#*	BlackPearl Resources, Inc.	1,188,985	2,540,829	0.3%
*	BNK Petroleum, Inc.	345,119	552,320	0.1%
#	Bonavista Energy Corp.	156,844	2,055,324	0.3%
#	Bonterra Energy Corp.	71,362	3,637,799	0.5%
	Calfrac Well Services, Ltd.	154,348	4,504,390	0.6%
*	Calvalley Petroleums, Inc. Class A	226,068	383,076	0.1%
*	Canacol Energy, Ltd.	137,542	923,202	0.1%
#	Canadian Energy Services & Technology Corp.	179,083	3,897,763	0.5%
#	CanElson Drilling, Inc.	281,786	1,777,328	0.2%
#	Canyon Services Group, Inc.	215,570	2,439,305	0.3%
	Cathedral Energy Services, Ltd.	159,936	769,379	0.1%
*	Cequence Energy, Ltd.	646,149	1,088,827	0.1%
*	Chinook Energy, Inc.	140,019	152,904	0.0%
*	Connacher Oil and Gas, Ltd.	2,187,935	360,451	0.1%
*	Corridor Resources, Inc.	367,780	446,633	0.1%
*	Crew Energy, Inc.	538,499	3,234,289	0.4%
*	Crocotta Energy, Inc.	253,234	710,414	0.1%
*	DeeThree Exploration, Ltd.	349,042	3,144,582	0.4%
*	Delphi Energy Corp.	660,904	1,207,017	0.2%
#*	Denison Mines Corp.	2,185,983	2,654,665	0.4%
#	Enbridge Income Fund Holdings, Inc.	227,285	5,060,287	0.7%
	Enerflex, Ltd.	279,959	3,953,293	0.5%
	Ensign Energy Services, Inc.	86,964	1,369,647	0.2%
#*	Epsilon Energy, Ltd.	231,416	736,348	0.1%
	Equal Energy, Ltd.	154,741	824,508	0.1%
#*	Essential Energy Services Trust	622,141	1,710,192	0.2%
#*	Forsys Metals Corp.	109,974	43,482	0.0%
#*	Gasfrac Energy Services, Inc.	62,822	106,453	0.0%
*	Gran Tierra Energy, Inc.	1,391,012	10,148,593	1.3%
*	Ithaca Energy, Inc.	1,345,050	3,380,827	0.4%
#*	Ivanhoe Energy, Inc.	348,882	210,200	0.0%
*	Kelt Exploration, Ltd.	161,850	1,432,233	0.2%
*	Legacy Oil + Gas, Inc.	745,800	4,303,840	0.6%
#	Lightstream Resources, Ltd.	863,190	4,778,121	0.6%
#*	Long Run Exploration, Ltd.	497,335	2,514,181	0.3%
	McCoy Corp.	4,500	28,934	0.0%
*	Mega Uranium, Ltd.	55,000	4,660	0.0%

The Canadian Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Energy — (Continued)
*	MGM Energy Corp.	19,000	$2,862	0.0%
#	Mullen Group, Ltd.	458,025	12,241,308	1.6%
#*	Niko Resources, Ltd.	178,719	427,344	0.1%
#*	North American Energy Partners, Inc.	60,356	352,278	0.0%
*	NuVista Energy, Ltd.	568,645	3,822,194	0.5%
*	Parex Resources, Inc.	433,389	2,684,584	0.4%
#	Parkland Fuel Corp.	353,327	6,143,516	0.8%
#	Pason Systems, Inc.	285,137	6,168,461	0.8%
#	Pengrowth Energy Corp.	4,252	26,299	0.0%
#*	Perpetual Energy, Inc.	262,929	274,748	0.0%
*	Petrobank Energy & Resources, Ltd.	398,702	131,368	0.0%
#	PHX Energy Services Corp.	79,722	941,129	0.1%
*	Platino Energy Corp.	3,811	1,830	0.0%
#*	Poseidon Concepts Corp.	165,977	515	0.0%
	Pulse Seismic, Inc.	277,580	1,251,690	0.2%
#*	Questerre Energy Corp. Class A	745,460	919,325	0.1%
#*	RMP Energy, Inc.	573,687	3,035,181	0.4%
*	Rock Energy, Inc.	119,552	389,409	0.1%
#*	Santonia Energy, Inc.	544,251	630,199	0.1%
#	Savanna Energy Services Corp.	441,805	3,535,272	0.5%
	Secure Energy Services, Inc.	437,854	7,283,483	1.0%
*	Serinus Energy, Inc.	13,570	50,844	0.0%
	ShawCor, Ltd.	90,816	3,631,785	0.5%
#*	Sonde Resources Corp.	85,873	59,014	0.0%
#*	Southern Pacific Resource Corp.	1,650,425	287,436	0.0%
#*	SouthGobi Resources, Ltd.	455,682	360,342	0.1%
#	Sprott Resource Corp.	471,290	1,029,318	0.1%
#	Spyglass Resources Corp.	555,776	952,236	0.1%
#	Strad Energy Services, Ltd.	12,700	44,834	0.0%
#	Surge Energy, Inc.	445,854	2,833,151	0.4%
#*	TAG Oil, Ltd.	139,022	430,579	0.1%
*	Tethys Petroleum, Ltd.	412,989	174,954	0.0%
#	TORC Oil & Gas, Ltd.	153,770	1,528,653	0.2%
	Total Energy Services, Inc.	131,122	2,545,291	0.3%
*	TransGlobe Energy Corp.	312,252	2,610,306	0.3%
#	Trican Well Service, Ltd.	643,185	7,859,300	1.0%
	Trinidad Drilling, Ltd.	604,997	5,609,998	0.7%
#*	Tuscany International Drilling, Inc.	176,042	14,087	0.0%
#	Twin Butte Energy, Ltd.	1,162,288	2,472,837	0.3%
*	Uex Corp.	608,088	226,119	0.0%
*	Ur-Energy, Inc.	8,584	11,637	0.0%
#	Veresen, Inc.	311,031	4,178,312	0.6%
	Western Energy Services Corp.	225,395	1,570,179	0.2%
#	Whitecap Resources, Inc.	784,268	9,332,217	1.2%
*	Xtreme Drilling and Coil Services Corp.	139,143	474,180	0.1%
#	Zargon Oil & Gas, Ltd.	136,316	1,081,802	0.1%
#	ZCL Composites, Inc.	99,400	678,418	0.1%
Total Energy			198,858,084	26.1%

Financials — (6.2%)
#	AGF Management, Ltd. Class B	381,468	4,765,432	0.6%
#	Alaris Royalty Corp.	52,216	1,468,291	0.2%

The Canadian Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Financials — (Continued)
#	Altus Group, Ltd.	90,499	$1,431,286	0.2%
#	Brookfield Real Estate Services, Inc.	8,075	101,484	0.0%
#	Canaccord Genuity Group, Inc.	409,969	2,682,311	0.4%
#	Canadian Western Bank	300,957	10,953,163	1.5%
*	Cash Store Financial Services, Inc. (The)	29,565	45,923	0.0%
	Clairvest Group, Inc.	1,900	41,363	0.0%
	E-L Financial Corp., Ltd.	1,467	1,015,058	0.1%
	EGI Financial Holdings, Inc.	14,650	189,495	0.0%
#	Equitable Group, Inc.	52,295	2,498,935	0.3%
*	Equity Financial Holdings, Inc.	800	9,301	0.0%
#	Fiera Capital Corp.	36,300	484,911	0.1%
	Firm Capital Mortgage Investment Corp.	2,494	28,644	0.0%
	First National Financial Corp.	3,873	82,400	0.0%
	FirstService Corp.	135,548	5,837,911	0.8%
*	Genesis Land Development Corp.	71,917	230,866	0.0%
#	Genworth MI Canada, Inc.	149,254	5,146,787	0.7%
	Gluskin Sheff + Associates, Inc.	74,407	1,800,198	0.2%
	GMP Capital, Inc.	298,487	1,972,585	0.3%
	Guardian Capital Group, Ltd. Class A	11,327	164,747	0.0%
#	Home Capital Group, Inc.	120,600	9,188,193	1.2%
#	Killam Properties, Inc.	254,084	2,506,755	0.3%
*	Kingsway Financial Services, Inc.	22,481	87,830	0.0%
	Laurentian Bank of Canada	147,250	6,504,090	0.9%
*	Mainstreet Equity Corp.	16,062	551,604	0.1%
	Melcor Developments, Ltd.	13,320	251,415	0.0%
*	Pacific & Western Credit Corp.	8,800	9,941	0.0%
#	Sprott, Inc.	632,908	1,561,043	0.2%
Total Financials			61,611,962	8.1%

Health Care — (1.8%)
	Amica Mature Lifestyles, Inc.	34,609	263,579	0.0%
#*	Cangene Corp.	140,432	452,132	0.1%
#	Extendicare Inc.	404,320	2,595,870	0.4%
*	Imris, Inc.	73,479	114,827	0.0%
#	Leisureworld Senior Care Corp.	150,832	1,621,559	0.2%
#	Medical Facilities Corp.	66,616	1,125,056	0.2%
*	Nordion, Inc.	464,108	3,940,931	0.5%
#*	Oncolytics Biotech, Inc.	91,887	143,594	0.0%
*	Paladin Labs, Inc.	53,575	5,975,081	0.8%
*	Patheon, Inc.	6,080	56,150	0.0%
	QLT, Inc.	226,610	1,275,715	0.2%
#*	Resverlogix Corp.	111,820	51,055	0.0%
*	Theratechnologies, Inc.	10,101	4,659	0.0%
*	Transition Therapeutics, Inc.	50,610	287,294	0.0%
*	TSO3, Inc.	74,206	49,599	0.0%
	Zenith Epigenetics Corp.	111,820	45,265	0.0%
Total Health Care			18,002,366	2.4%

Industrials — (11.6%)
	Aecon Group, Inc.	291,011	4,407,971	0.6%
#	AG Growth International, Inc.	80,332	3,376,629	0.4%
#*	Air Canada Class A	313,328	2,185,701	0.3%

The Canadian Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
Industrials — (Continued)
	Algoma Central Corp.	26,690	$417,090	0.1%
*	ATS Automation Tooling Systems, Inc.	443,024	5,672,042	0.7%
	Badger Daylighting, Ltd.	39,196	3,145,643	0.4%
#*	Ballard Power Systems, Inc.	559,352	847,782	0.1%
#	Bird Construction, Inc.	86,055	1,053,156	0.1%
#	Black Diamond Group, Ltd.	188,933	5,335,834	0.7%
	CanWel Building Materials Group, Ltd.	140,568	387,728	0.1%
	Cervus Equipment Corp.	4,680	105,341	0.0%
	Churchill Corp. Class A	91,759	815,444	0.1%
#	Clarke, Inc.	44,894	337,682	0.0%
	Contrans Group, Inc. Class A	95,385	1,192,481	0.1%
#	DirectCash Payments, Inc.	35,598	610,251	0.1%
#	Exchange Income Corp.	38,940	828,472	0.1%
	Exco Technologies, Ltd.	76,543	605,282	0.1%
#	Genivar, Inc.	181,860	5,399,731	0.7%
*	GLV, Inc. Class A	89,850	373,018	0.0%
#*	Heroux-Devtek, Inc.	117,347	1,219,591	0.2%
	HNZ Group, Inc.	23,888	483,719	0.1%
#	Horizon North Logistics, Inc.	371,968	3,484,191	0.5%
#	K-Bro Linen, Inc.	13,844	516,095	0.1%
	MacDonald Dettwiler & Associates, Ltd.	85,470	6,621,964	0.9%
#	Morneau Shepell, Inc.	188,952	2,742,895	0.4%
#	New Flyer Industries, Inc.	119,957	1,195,900	0.2%
	Newalta Corp.	202,821	3,326,093	0.4%
	Richelieu Hardware, Ltd.	64,903	2,677,382	0.3%
#	Ritchie Bros Auctioneers, Inc.	302,499	6,937,045	0.9%
	Rocky Mountain Dealerships, Inc.	64,591	777,707	0.1%
#	Russel Metals, Inc.	316,110	9,341,203	1.2%
#	Stantec, Inc.	228,285	14,153,777	1.9%
#	Student Transportation, Inc.	337,152	2,088,454	0.3%
	Toromont Industries, Ltd.	69,776	1,750,558	0.2%
	Transcontinental, Inc. Class A	333,758	4,593,591	0.6%
#	TransForce, Inc.	388,103	9,228,978	1.2%
	Vicwest, Inc.	42,846	528,390	0.1%
#	Wajax Corp.	79,324	2,724,161	0.4%
	WaterFurnace Renewable Energy, Inc.	34,783	785,544	0.1%
#*	Westport Innovations, Inc.	125,441	2,455,089	0.3%
	Westshore Terminals Investment Corp.	7,700	250,880	0.0%
Total Industrials			114,980,485	15.1%

Information Technology — (4.6%)
#*	5N Plus, Inc.	227,548	509,827	0.1%
	Aastra Technologies, Ltd.	33,028	1,374,288	0.2%
	Absolute Software Corp.	176,757	1,153,143	0.1%
*	AgJunction, Inc.	20,300	21,786	0.0%
*	Avigilon Corp.	16,288	471,505	0.1%
	Calian Technologies, Ltd.	20,165	383,842	0.1%
*	Celestica, Inc.	949,607	9,869,298	1.3%
*	COM DEV International, Ltd.	396,424	1,395,741	0.2%
	Computer Modelling Group, Ltd.	107,601	2,695,470	0.4%
#	Davis + Henderson Corp.	334,212	9,372,723	1.2%
*	Descartes Systems Group, Inc. (The)	262,529	3,511,920	0.5%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
#*	DragonWave, Inc.	162,023	$224,216	0.0%
	Enghouse Systems, Ltd.	52,143	1,614,973	0.2%
	Evertz Technologies, Ltd.	133,981	1,939,871	0.3%
#*	EXFO, Inc.	106,980	509,596	0.1%
	Mediagrif Interactive Technologies, Inc.	7,276	128,773	0.0%
#*	Points International, Ltd.	37,659	956,852	0.1%
*	Pure Technologies, Ltd.	26,910	168,211	0.0%
#*	Redknee Solutions, Inc.	127,436	770,195	0.1%
*	Sandvine Corp.	643,876	1,794,185	0.2%
*	Sierra Wireless, Inc.	157,015	3,797,331	0.5%
	Vecima Networks, Inc.	6,059	29,375	0.0%
#	Wi-Lan, Inc.	765,533	2,558,383	0.3%
Total Information Technology			45,251,504	6.0%

Materials — (16.3%)
*	Aberdeen International, Inc.	122,333	13,244	0.0%
	Acadian Timber Corp.	13,223	152,489	0.0%
*	Ainsworth Lumber Co., Ltd.	532,862	2,091,819	0.3%
	Alacer Gold Corp.	806,426	1,647,394	0.2%
#	Alamos Gold, Inc.	547,611	6,634,741	0.9%
#*	Alexco Resource Corp.	278,307	351,077	0.1%
#*	Almaden Minerals, Ltd.	98,343	114,799	0.0%
#*	Altius Minerals Corp.	112,600	1,298,517	0.2%
	Amerigo Resources, Ltd.	553,854	208,559	0.0%
#*	Argonaut Gold, Inc.	368,728	1,846,677	0.2%
#*	Asanko Gold, Inc.	271,644	437,290	0.1%
#*	Augusta Resource Corp.	308,545	438,600	0.1%
#	AuRico Gold, Inc.	1,247,156	4,578,874	0.6%
#*	Avalon Rare Metals, Inc.	352,025	192,209	0.0%
#*	B2Gold Corp.	2,064,533	4,236,933	0.6%
#*	Banro Corp.	14,500	7,781	0.0%
#*	Brigus Gold Corp.	912,312	721,433	0.1%
#*	Canada Lithium Corp.	1,188,040	408,223	0.1%
	Canam Group, Inc. Class A	194,100	2,486,892	0.3%
#	Canexus Corp.	356,801	2,404,985	0.3%
*	Canfor Corp.	226,822	5,692,704	0.8%
#	Canfor Pulp Products, Inc.	205,515	1,986,951	0.3%
*	Capstone Mining Corp.	1,554,756	4,390,932	0.6%
#*	Carpathian Gold, Inc.	587,371	49,765	0.0%
	Cascades, Inc.	489,976	3,173,485	0.4%
	CCL Industries, Inc. Class B	111,467	8,312,935	1.1%
	Centerra Gold, Inc.	155,001	630,364	0.1%
*	Chaparral Gold Corp.	77,900	23,467	0.0%
*	China Gold International Resources Corp., Ltd.	727,257	1,848,523	0.2%
*	Claude Resources, Inc.	894,200	117,852	0.0%
#*	Copper Mountain Mining Corp.	637,731	1,008,603	0.1%
*	Dominion Diamond Corp.	379,239	5,433,766	0.7%
#*	Duluth Metals, Ltd.	388,214	285,062	0.0%
#*	Dundee Precious Metals, Inc.	515,238	1,489,085	0.2%
*	Dynasty Metals & Mining, Inc.	43,869	36,755	0.0%
#*	Eastern Platinum, Ltd.	3,210,960	226,709	0.0%
#*	Eastmain Resources, Inc.	274,250	69,708	0.0%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
#*	Eco Oro Minerals Corp.	123,649	$55,873	0.0%
*	EcoSynthetix, Inc.	1,500	3,883	0.0%
#*	Endeavour Mining Corp.	1,378,843	623,059	0.1%
#*	Endeavour Silver Corp.	389,940	1,409,621	0.2%
*	Energy Fuels, Inc.	47,970	275,016	0.0%
#*	Entree Gold, Inc.	286,898	83,726	0.0%
*	Excellon Resources, Inc.	185,380	190,223	0.0%
*	Exeter Resource Corp.	70,137	38,296	0.0%
*	First Majestic Silver Corp.	446,870	4,387,721	0.6%
#*	Fortress Paper, Ltd. Class A	69,284	275,245	0.0%
*	Fortuna Silver Mines, Inc.	750,906	2,156,049	0.3%
*	Fortune Minerals, Ltd.	161,672	41,093	0.0%
#*	Golden Star Resources, Ltd.	1,155,362	543,828	0.1%
#*	Great Panther Silver, Ltd.	708,280	513,415	0.1%
#*	Guyana Goldfields, Inc.	441,183	681,139	0.1%
*	Hanfeng Evergreen, Inc.	45,837	17,260	0.0%
#	HudBay Minerals, Inc.	872,492	7,178,706	0.9%
	IAMGOLD Corp.	1,253,817	4,166,603	0.6%
*	Imperial Metals Corp.	196,828	2,962,843	0.4%
*	International Forest Products, Ltd. Class A	318,941	4,035,366	0.5%
#*	International Tower Hill Mines, Ltd.	220,027	85,960	0.0%
	Intertape Polymer Group, Inc.	310,229	4,097,447	0.5%
#*	Jaguar Mining, Inc.	274,437	14,210	0.0%
*	Katanga Mining, Ltd.	1,025,162	439,114	0.1%
#*	Kirkland Lake Gold, Inc.	247,980	599,961	0.1%
#*	Labrador Iron Mines Holdings, Ltd.	123,133	35,934	0.0%
#*	Lake Shore Gold Corp.	1,419,989	648,336	0.1%
*	Lucara Diamond Corp.	58,361	95,048	0.0%
#*	MAG Silver Corp.	65,699	340,169	0.1%
	Major Drilling Group International	373,150	2,701,364	0.4%
#*	MBAC Fertilizer Corp.	125,459	183,066	0.0%
*	McEwen Mining - Minera Andes Andes Acquisition Corp.	65,815	125,775	0.0%
*	Mercator Minerals, Ltd.	443,725	39,684	0.0%
#	Migao Corp.	169,168	162,440	0.0%
	Minco Base Metals Corp.	2,780	—	0.0%
*	Minco Silver Corp.	64,569	42,550	0.0%
*	Nautilus Minerals, Inc.	89,354	20,188	0.0%
#*	Nevada Copper Corp.	160,491	203,966	0.0%
#	Nevsun Resources, Ltd.	966,616	3,212,195	0.4%
*	New Millennium Iron Corp.	55,528	33,978	0.0%
	Norbord, Inc.	160,989	5,131,643	0.7%
#*	North American Palladium, Ltd.	565,789	383,495	0.1%
#*	Northern Dynasty Minerals, Ltd.	148,624	195,880	0.0%
#*	Novagold Resources, Inc.	543,224	1,380,753	0.2%
#*	OceanaGold Corp.	1,185,016	1,829,538	0.2%
*	Orvana Minerals Corp.	292,952	148,924	0.0%
#*	Osisko Mining Corp.	1,520,315	6,741,053	0.9%
#	Pan American Silver Corp.	329,610	3,850,751	0.5%
#*	Petaquilla Minerals, Ltd.	528,482	121,890	0.0%
*	Phoscan Chemical Corp.	432,579	126,241	0.0%
*	Pilot Gold, Inc.	39,391	31,891	0.0%
#*	Platinum Group Metals, Ltd.	241,887	289,194	0.0%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
#*	Polymet Mining Corp.	635,065	$573,935	0.1%
#*	Primero Mining Corp.	421,644	1,857,655	0.3%
*	Richmont Mines, Inc.	114,244	115,078	0.0%
#*	Rubicon Minerals Corp.	508,405	469,039	0.1%
#*	Sabina Gold & Silver Corp.	383,055	263,243	0.0%
#*	San Gold Corp.	1,018,995	105,521	0.0%
#*	Sandstorm Gold, Ltd.	88,184	381,045	0.1%
*	Scorpio Mining Corp.	978,870	207,339	0.0%
#*	Seabridge Gold, Inc.	115,135	832,419	0.1%
#	SEMAFO, Inc.	1,204,662	3,164,045	0.4%
	Sherritt International Corp.	1,628,826	5,673,482	0.8%
*	Shore Gold, Inc.	177,435	21,715	0.0%
#*	Silver Standard Resources, Inc.	340,397	2,361,709	0.3%
*	St Andrew Goldfields, Ltd.	774,028	204,027	0.0%
	Stella-Jones, Inc.	131,295	3,368,123	0.4%
#*	Stornoway Diamond Corp.	297,297	218,302	0.0%
*	Sulliden Gold Corp., Ltd.	659,525	447,030	0.1%
#*	Tanzanian Royalty Exploration Corp.	344,717	600,354	0.1%
*	Taseko Mines, Ltd.	972,023	2,068,037	0.3%
#*	Tembec, Inc.	360,559	984,346	0.1%
#*	Teranga Gold Corp.	267,445	133,439	0.0%
#*	Thompson Creek Metals Co., Inc.	902,518	1,971,138	0.3%
	Timminco Ltd.	69,822	130	0.0%
#*	Timmins Gold Corp.	869,574	925,035	0.1%
#*	US Silver & Gold, Inc.	59,933	20,876	0.0%
*	Veris Gold Corp.	158,868	47,111	0.0%
*	Virginia Mines, Inc.	52,010	560,616	0.1%
*	Wesdome Gold Mines, Ltd.	325,464	177,707	0.0%
	West Fraser Timber Co., Ltd.	23,574	2,299,145	0.3%
#	Western Forest Products, Inc.	615,180	1,111,928	0.2%
	Winpak, Ltd.	79,204	1,674,673	0.2%
Total Materials			160,839,047	21.2%

Telecommunication Services — (0.3%)
*	Axia NetMedia Corp.	182,767	430,141	0.1%
#	Manitoba Telecom Services, Inc.	85,585	2,392,110	0.3%
Total Telecommunication Services			2,822,251	0.4%

Utilities — (4.0%)
#	Algonquin Power & Utilities Corp.	912,415	6,304,661	0.8%
#*	Alterra Power Corp.	1,066,070	296,061	0.0%
*	Boralex, Inc. Class A	97,733	995,501	0.1%
#	Capital Power Corp.	376,609	7,551,680	1.0%
#	Capstone Infrastructure Corp.	404,081	1,354,228	0.2%
#	Innergex Renewable Energy, Inc.	441,574	4,406,387	0.6%
#	Just Energy Group, Inc.	607,378	4,345,562	0.6%
*	Maxim Power Corp.	92,234	276,984	0.0%
#	Northland Power, Inc.	296,715	4,323,980	0.6%
*	Ram Power Corp.	316,495	25,326	0.0%
#	Superior Plus Corp.	653,197	7,594,241	1.0%

The Canadian Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Utilities — (Continued)
Valener, Inc.	164,388	$2,356,911	0.3%
Total Utilities		39,831,522	5.2%
TOTAL COMMON STOCKS		753,013,871	99.0%

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (23.9%)
§@ DFA Short Term Investment Fund	20,397,580	236,000,000	31.0%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.03%, 01/02/14 (Collateralized by $560,668 U.S. Treasury Note 1.625%, 08/15/22, valued at $513,975) to be repurchased at $503,896	$504	503,896	0.1%
TOTAL SECURITIES LENDING COLLATERAL		236,503,896	31.1%

TOTAL INVESTMENTS — (100.0%) (Cost $1,055,550,660)^		$989,517,767	130.1%
____________________

^       The cost for federal income tax purposes is $1,058,871,031.

The Canadian Small Company Series
continued

Summary of the Series' investments as of December 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$78,522,661	—	—	$78,522,661
Consumer Staples	32,293,989	—	—	32,293,989
Energy	198,857,569	$515	—	198,858,084
Financials	61,611,962	—	—	61,611,962
Health Care	17,957,101	45,265	—	18,002,366
Industrials	114,980,485	—	—	114,980,485
Information Technology	45,251,504	—	—	45,251,504
Materials	160,824,707	14,340	—	160,839,047
Telecommunication Services	2,822,251	—	—	2,822,251
Utilities	39,831,522	—	—	39,831,522
Securities Lending Collateral	—	236,503,896	—	236,503,896
TOTAL	$752,953,751	$236,564,016	—	$989,517,767

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander B. Potts, the registrant’s President and Chief Executive Officer, and Michael Clinton, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Potts and Clinton determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	March 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date:	March 1, 2014

By:	/s/ Michael Clinton
Michael Clinton
Treasurer and Chief Financial and Accounting Officer

Date:	March 1, 2014